Registration Nos. 2-11101
                                                          811-242

                  - - - - - - - - - - - - - - -
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC  20549
                  - - - - - - - - - - - - - - -
                            FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF    [ X ]
                        1933

          Pre-Effective Amendment No. ____             [  ]

         Post-Effective Amendment No.  102             [ X ]
                        and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY    [ X ]
                    ACT OF 1940

                 Amendment No.  36

                (Check appropriate box or boxes)
                  - - - - - - - - - - - - - - -
                   NEW ENGLAND FUNDS TRUST II
       (Exact Name of Registrant as Specified in Charter)

        399 Boylston Street, Boston, Massachusetts  02116
  (Address of Principal Executive Offices, including Zip Code)

                         (617) 578-1388
      (Registrant's Telephone Number, including Area Code)
                  - - - - - - - - - - - - - - -
                    Robert P. Connolly, Esq.
                     New England Funds, L.P.
                       399 Boylston Street
                   Boston, Massachusetts 02116

                            Copy to:
                    Edward A. Benjamin, Esq.
                          Ropes & Gray
                     One International Place
                   Boston, Massachusetts 02110
             (Name and address of agent for service)
                  - - - - - - - - - - - - - - -

It is proposed that this filing will become effective (check appropriate box)
[  ] immediately upon filing pursuant to paragraph (b) of Rule
     485
[  ] on (date) pursuant to paragraph (b) of Rule 485
[ X] 60 days after filing pursuant to paragraph (a)(1) of Rule
     485
[  ] on (date) pursuant to paragraph (a)(1) of Rule 485
[  ] 75 days after filing pursuant to paragraph (a)(2) of Rule
     485
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant will file on or about February 27, 1996, the Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1995.

                   NEW ENGLAND FUNDS TRUST II
      (Prospectus and Statement of Additional Information)

                      CROSS REFERENCE SHEET

                   Items required by Form N-1A



    Item No. of
     Form N-1A                     Caption in Prospectus
   ------------               ------------------------------

     1    . . . . . . . . .   Cover page

     2    . . . . . . . . .   Schedule of Fees

     3    . . . . . . . . .   Financial Highlights

     4    . . . . . . . . .   Cover page; Additional Facts
                              About the Funds; Investment
                              Objectives; How the Funds
                              Pursue Their Objectives; Fund
                              Investments; Investment Risks

     5    . . . . . . . . .   New England Funds; Fund
                              Management; Back cover page;
                              Additional Facts About the
                              Funds

     5A   . . . . . . . . .   None

     6    . . . . . . . . .   Cover page; Additional Facts
                              About the Funds; Buying Fund
                              Shares; Owning Fund Shares;
                              Dividends; Income Tax
                              Considerations; Back cover
                              page

     7    . . . . . . . . .   Cover page; Schedule of Fees;
                              Buying Fund Shares; Owning
                              Fund Shares; Selling Fund
                              Shares; How Fund Share Price
                              is Determined; Determination
                              of Net Asset Value; The Funds'
                              Expenses; Back cover page

     8    . . . . . . . . .   Selling Fund Shares;
                              Exchanging Among New England
                              Funds

     9    . . . . . . . . .   None

    Item No. of                   Caption in Statement of
     Form N-1A                    Additional Information
   -------------              ------------------------------

     10   . . . . . . . . .   Cover page

     11   . . . . . . . . .   Table of Contents

     12   . . . . . . . . .   Description of the Trusts and
                              Ownership of Shares

     13   . . . . . . . . .   Miscellaneous Investment
                              Practices; Investment
                              Restrictions

     14   . . . . . . . . .   Management of the Trusts

     15   . . . . . . . . .   Fund Charges and Expenses;
                              Management of the Trusts

     16   . . . . . . . . .   Fund Charges and Expenses;
                              Management of the Trusts

     17   . . . . . . . . .   Fund Charges and Expenses;
                              Portfolio Transactions and
                              Brokerage

     18   . . . . . . . . .   Description of the Trusts and
                              Ownership of Shares

     19   . . . . . . . . .   How to Buy Shares; Net Asset
                              Value and Public Offering
                              Price; Reduced Sales Charges;
                              Shareholder Services;
                              Redemptions

     20   . . . . . . . . .   Income Dividends, Capital Gain
                              Distributions and Tax Status

     21   . . . . . . . . .   Fund Charges and Expenses;
                              Management of the Trusts

     22   . . . . . . . . .   Performance Criteria (in
                              Prospectus); Investment
                              Performance of the Funds;
                              Standard Performance Measures

     23   . . . . . . . . .   Financial Statements

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND CAPITAL GROWTH FUND
NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH FUND
NEW ENGLAND GROWTH OPPORTUNITIES FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND
NEW ENGLAND STAR ADVISERS FUND
NEW ENGLAND VALUE FUND

Prospectus and Application -- April 15, 1996

New England Capital Growth Fund, New England Balanced Fund, New England Growth Fund, New England International Equity Fund, New England Star Advisers Fund and New England Value Fund, series of New England Funds Trust I, and New England Growth Opportunities Fund, a series of New England Funds Trust II, are separate mutual funds (the "Funds" and each a "Fund"). New England Funds Trust I and New England Funds Trust II are referred to in this prospectus as the "Trusts."

Each Fund offers three classes of shares to the general public (Classes A, B and C), except as described in the next paragraph. The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B shares. Class B shares automatically convert to Class A shares eight years after purchase. No initial sales charge or CDSC applies to purchases or redemptions of Class C shares, which do not have a conversion feature. Class B shares and Class C shares bear higher annual 12b-1 fees than Class A shares. See "Buying Fund Shares_Sales Charges." Through a separate prospectus, New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund, New England Star Advisers Fund, New England Value Fund and New England Growth Opportunities Fund also offer an additional class of shares, Class Y shares, to certain institutional investors. To obtain more information about Class Y shares, please call New England Funds, L.P. (the "Distributor") toll-free at 1-800-225-5478.

New England Growth Fund currently offers only Class A shares, but may at a later date offer Class B and Class C shares to the general public and Class Y shares to certain institutional investors. If and when New England Growth Fund offers such additional classes of shares for sale, the Fund will supplement its prospectus.

This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Funds dated April 15, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P., SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 For general information on the Funds or any of their services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free at 1-800-225-5478.

                T a b l e   O f   C o n t e n t s
Page
      NEW ENGLAND FUNDS
      Investment Objectives             The investment goal for each
                                        Fund.
      New England Investment Companies
      and the Funds' Advisers and
      Subadvisers

      FUND EXPENSES AND FINANCIAL
      INFORMATION
      Schedule of Fees                  Sales charges, yearly operating
                                        expenses.
      Financial Highlights              Historical information on the
                                        Funds' performance.

      INVESTMENT STRATEGY
      How the Funds Pursue Their
      Objectives
      Fund Investments

      INVESTMENT RISKS                  It is important to understand
                                        the risks inherent in a Fund
                                        before you invest.

      FUND MANAGEMENT

      BUYING FUND SHARES
      Minimum Investment                Everything you need to know to
                                        open and add to
      6 Ways to Buy Fund Shares         a New England Funds account.
       []  Through your investment
       dealer
       []  By mail
       []  By wire transfer
       []  By Investment Builder
       []  By electronic purchase
       through ACH
       []  By exchange from another
       New England Fund
      Sales Charges
      Reduced Sales Charges (Class A
      Shares Only)

      OWNING FUND SHARES
      Exchanging Among New England      New England Funds offers three
      Funds                             convenient ways to
      Fund Dividend Payments            exchange Fund shares.

      SELLING FUND SHARES
      4 Ways to Sell Fund Shares        How to withdraw money or close
                                        your account.
       []  Through your investment
       dealer
       []  By telephone
       []  By mail
       []  By Systematic Withdrawal
       Plan
      Repurchase Option (Class A        An opportunity to reinvest your
      Shares Only)                      redemption proceeds within 120
                                        days for no sales charge.

      FUND DETAILS                      Additional information you may
                                        find important.
      How Fund Share Price Is
      Determined
      Income Tax Considerations

      The Funds' Expenses

      Performance Criteria
      Additional Facts About the Funds
      Glossary of Terms

                N e w   E n g l a n d   F u n d s

Investment Objectives

NEW ENGLAND CAPITAL GROWTH FUND (the "Capital Growth Fund")
The Fund seeks long-term growth of capital
Subadviser:  Loomis, Sayles & Company, L.P., Chicago, IL

NEW ENGLAND BALANCED FUND
(the "Balanced Fund")
The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.
Subadviser:  Loomis, Sayles & Company, L.P., Pasadena, CA

NEW ENGLAND GROWTH FUND
(the "Growth Fund")
The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Shares of the Growth Fund are currently offered for sale only to certain eligible investors. See "Growth Fund Eligibility" on page __.
Adviser:  Capital Growth Management Limited Partnership

NEW ENGLAND INTERNATIONAL EQUITY FUND
(the "International Equity Fund")
The Fund seeks total return from long-term growth of capital and dividend income, primarily through investment in international equity securities.
Subadviser:  Draycott Partners, Ltd.

NEW ENGLAND STAR ADVISERS FUND
(the "Star Advisers Fund")
The Fund seeks long-term growth of capital
Subadvisers:   Berger Associates, Inc., Founders Asset
               Management, Inc., Janus Capital Corporation and
               Loomis, Sayles & Company, L.P., Detroit, MI

NEW ENGLAND VALUE FUND
(the "Value Fund")
The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.
Subadviser:  Loomis, Sayles & Company, L.P., Pasadena, CA

NEW ENGLAND GROWTH OPPORTUNITIES FUND
(the "Growth Opportunities Fund")
The Fund seeks opportunities for long-term growth of capital and income.
Subadviser:  Westpeak Investment Advisors, L.P.

New England Investment Companies and the Funds' Advisers and
Subadvisers

The subadvisers of each of the Funds, except the International Equity and Star Advisers Funds, are independently operated subsidiaries of New England Investment Companies, L.P. ("NEIC"), the [fifth]-largest publicly traded investment management firm in the United States. New England Funds Management, L.P. ("NEFM"), the adviser to each of the Funds except the Growth Fund, is also a independently operated subsidiary of NEIC. NEIC is listed on the New York Stock Exchange and through its subsidiaries [or an affiliate] manages over $__ billion in assets for individuals and institutions. Each subadviser operates independently and is staffed by experienced investment professionals. All the subadvisers apply specialized knowledge and careful analysis to the pursuit of each Fund's objectives.

New England Funds Management, L.P. is the adviser to each of the Funds except the Growth Fund, as well as most of the other New
England Funds.

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), with over $44 billion of assets under management, manages portfolios for mutual funds and other institutional investors and individuals. Loomis Sayles serves as the subadviser to the Capital Growth, Balanced and Value Funds, and as one of the subadvisers to the Star Advisers Fund.

Draycott Partners, Ltd. ("Draycott"), a London-based firm, manages the International Equity Fund as well as other international equity portfolios.

Capital Growth Management Limited Partnership ("CGM"), manager of the Growth Fund, has $___ billion of assets under management.
CGM specializes in managing aggressive growth-oriented equity portfolios for mutual funds and other institutions.

Berger Associates, Inc. ("Berger") is one of the subadvisers to the Star Advisers Fund, in addition to managing portfolios for other mutual funds, pension and profit sharing plans and other institutional and private investors.

Founders Asset Management, Inc. ("Founders"), one of the subadvisers to the Star Advisers Fund, has acted as an investment adviser since 1938.

Janus Capital Corporation ("Janus Capital") is one of the subadvisers to the Star Advisers Fund and has managed mutual funds since 1970. Janus Capital also advises individual, corporate, charitable and retirement accounts.

Westpeak Investment Advisors, L.P. ("Westpeak") acts as subadviser to the Growth Opportunities Fund and also provides investment management services to other mutual funds and institutional clients, including accounts of New England Mutual
Life Insurance Company ("The New England").

                F u n d   E x p e n s e s   A n d
            F i n a n c i a l   I n f o r m a t i o n

Schedule of Fees

Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in the Funds and estimated annual expenses for each class of the Funds' shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Funds for the periods specified.

Shareholder transaction expenses

                                                     All Funds
                                                (except New England
                                                   Growth Fund)
                                                ------------------
                                             Class A  Class B  Class C
                                             -------  -------  -------
Maximum Initial Sales Charge Imposed on a
Purchase (as a percentage of offering
price)(1)(2)                                  5.75%    None     None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price
or redemption proceeds, as applicable)(2)
                                               (3)     4.00%    None

                                                    New England
                                                    Growth Fund
                                                ------------------
                                             Class A  Class B  Class C
                                             -------  -------  -------
Maximum Initial Sales Charge Imposed on a
Purchase (as a percentage of offering
price)(1)(2)                                  6.50%    None     None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price
or redemption proceeds, as applicable)(2)
                                               (3)     4.00%    None

(1) A reduced sales charge on Class A shares applies in some cases. See "Buying Fund Shares -- Reduced Sales Charges (Class A Shares Only)."
(2)  Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."

Annual Fund operating expenses
(as a percentage of average net assets)

                         New England             New England
                     Capital Growth Fund        Balanced Fund
                     -------------------      -----------------
                     Class  Class  Class     Class  Class   Class
                       A      B      C         A      B       C
                     -----  -----  ------    -----  -----   -----
Management Fees      ___%    ___%   ___%     ___%    ___%    ___%
12b-1 Fees           0.25%  1.00%* 1.00%*    0.25%  1.00%*  1.00%*
Other Expenses       ___%    ___%   ___%     ___%    ___%    ___%
Total Fund           ___%    ___%   ___%     ___%    ___%    ___%
Operating Expenses

                         New England             New England
                         Growth Fund         International Equity
                     -------------------           Fund***
                                             -------------------
                     Class  Class  Class     Class  Class   Class
                       A      B      C         A      B       C
                     -----  -----  ------    -----  -----   -----
Management Fees      ___%    ___%   ___%    ___%**  ___%**  ___%**
12b-1 Fees           0.25%  1.00%* 1.00%*    0.25%  1.00%*  1.00%*
Other Expenses       ___%    ___%   ___%     ___%    ___%    ___%
Total Fund           ___%    ___%   ___%    ___%**  ___%**  ___%**
Operating Expenses

                         New England            New England
                      Star Advisers Fund        Value Fund
                      -----------------      -----------------
                     Class  Class  Class    Class  Class  Class
                       A      B      C        A      B      C
                     -----  -----  -----    -----  -----  -----
Management Fees      ___%   ___%    ___%    ___%   ___%   ___%
12b-1 Fees           0.25%  1.00%*  1.00%*  0.25%  1.00%* 1.00%*
Other Expenses       ___%   ___%    ___%    ___%   ___%   ___%
Total Fund           ___%   ___%    ___%    ___%   ___%   ___%
Operating Expenses

                      New England Growth
                        Opportunities
                           Fund***
                      -----------------
                     Class  Class  Class
                       A      B      C
                     -----  -----  -----
Management Fees      ___%   ___%    ___%
12b-1 Fees           0.25%  1.00%* 1.00%*
Other Expenses       ___%   ___%    ___%
Total Fund           ___%   ___%    ___%
Operating Expenses

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** After voluntary fee waiver and expense reduction by the Fund's adviser and/or the Distributor. Without the voluntary limitations, Management Fees would be ___% for all classes and Total Fund Operating Expenses would be ___% for Class A shares, ___% for Class B shares and ___% for Class C shares. These voluntary limitations can be terminated by the Fund's adviser or the Distributor at any time.
*** The expense information contained in this table and its footnotes for the International Equity and Growth Opportunities Funds has been restated to reflect fees and expenses currently in effect for those Funds.

Example
You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

                    New England                   New England
                Capital Growth Fund              Balanced Fund
               --------------------          --------------------
            Class A   Class B   Class C   Class A  Class B   Class C
            -------   --------  -------   -------  --------  -------
                      (1)  (2)                     (1)  (2)
1 year      $         $    $    $         $        $    $    $
3 years     $         $    $    $         $        $    $    $
5 years     $         $    $    $         $        $    $    $
10 years*   $         $    $    $         $        $    $    $

                   New England                    New England
                   Growth Fund             International Equity Fund
               --------------------          --------------------
            Class A   Class B   Class     Class A  Class B   Class C
            -------   --------    C       -------  --------  -------
                                ------
                                  -
                      (1)  (2)                     (1)  (2)
1 year      $         $    $    $         $        $    $    $
3 years     $         $    $    $         $        $    $    $
5 years     $         $    $    $         $        $    $    $
10 years*   $         $    $    $         $        $    $    $

                    New England                   New England
                Star Advisers Fund                 Value Fund
               --------------------           --------------------
            Class A   Class B   Class C    Class A  Class B  Class C
            -------   --------  -------    -------  -------- -------
                      (1)  (2)                      (1)  (2)
1 year      $         $    $    $          $        $    $   $
3 years     $         $    $    $          $        $    $   $
5 years     $         $    $    $          $        $    $   $
10 years*   $         $    $    $          $        $    $   $

                New England Growth
                Opportunities Fund
               --------------------
            Class A   Class B   Class C
            -------   --------  -------
                      (1)  (2)
1 year      $         $    $    $
3 years     $         $    $    $
5 years     $         $    $    $
10 years*   $         $    $    $

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using
     Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' fees and other expenses, please see "Fund Management," "The Funds' Expenses" and
"Additional Facts About the Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                      Financial Highlights

                           To Be Filed

                          By Amendment

              I n v e s t m e n t   S t r a t e g y

How the Funds Pursue Their Objectives

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to each Fund's investment objective and policies. There can be no assurance that any Fund will achieve its objective. Each Fund is a "diversified" mutual fund, except for the Star Advisers Fund.

Fund Investments

[]   Capital Growth Fund
The Capital Growth Fund seeks to attain its objective by investing substantially all of its assets in equity securities. Investments are selected based on their growth potential; current income is not a consideration. The Fund normally will invest primarily in equity securities of companies with medium or large market capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively), but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion).

The Fund's subadviser selects investments based upon fundamental research and analysis of individual companies and industries.
The subadviser selects investments for the Fund based on qualitative and quantitative criteria including, among others, industry dominance and competitive position, consistent earnings growth, a history of high profitability, the subadviser's expectation of continued high profitability and overall financial strength, although not every investment will have all of these characteristics. The Fund may invest in foreign securities.

[]   Growth Fund
Most of the Growth Fund's investments are normally in common stocks, although the Fund may invest in any type of equity securities. The Fund does not consider current income as a factor in selecting its investments. The Fund may invest in foreign securities.

[]   Value Fund
Substantially all of the Value Fund's investments are normally in equity securities. In selecting investments for the Fund, the emphasis is ordinarily placed on undervalued securities.
Although long-term market appreciation is ordinarily the basis for security selection, current income may be a significant consideration when yields appear to be favorable compared to overall opportunities for capital appreciation. The Fund may invest in foreign securities.

[]   Balanced Fund
The Balanced Fund is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on the Fund's subadviser's view of the economic and investment outlook. Most of the Fund's equity investments are normally in dividend-paying common stocks of recognized investment quality that are expected to achieve growth in earnings and dividends over the long term. In selecting equity investments for the Fund, an emphasis is ordinarily placed on undervalued securities. Fixed-income securities include notes, bonds, non-convertible preferred stock and money market instruments. The Fund invests at least 25% of its assets in fixed-income senior securities and, under normal market conditions, more than 50% of its assets in equity securities. The Fund may invest in foreign securities.

[]   International Equity Fund
The International Equity Fund seeks to achieve its objective by investing primarily in common stocks, although the Fund may invest in any type of equity securities. Normally the Fund will invest at least 65% of its total assets in equity securities of issuers headquartered outside the United States, and substantially all of its assets (other than cash and short-term investments) in such equity securities or equity securities of issuers (including closed-end investment companies) that derive a substantial part of their revenues or profits from countries outside the United States. Under normal conditions the Fund's portfolio will contain equity securities of issuers from at least three countries outside the United States. The Fund may also engage in certain options and futures transactions.

The Fund's subadviser will make investment decisions on behalf of the Fund by, first, selecting countries where it anticipates sustainable growth that will exceed current market expectations. Within the selected countries, the subadviser will identify economic sectors that appear to present the most potential for risk-adjusted growth and, finally, within the chosen economic sectors, the subadviser will select securities that are expected to offer the best value.

[]   Growth Opportunities Fund
It is normally the policy of the Growth Opportunities Fund to invest in a diversified portfolio of common stocks considered by the Fund's subadviser to have possibilities for long-term appreciation of capital and income. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style). The Fund will ordinarily invest substantially all of its assets in equity securities. The Fund may invest in foreign securities that are traded in U.S. markets.

[]   Star Advisers Fund
The Star Advisers Fund seeks to attain its objective by investing primarily in equity securities. The Fund may also invest in other securities, as described below. Under normal market conditions, however, at least 65% of the Fund's assets will be invested in equity securities. Capital invested in the Fund will be allocated on an equal basis among four different subadvisers. Each subadviser will manage its segment of the Fund's assets in accordance with that subadviser's own investment style and strategy. The Fund, in the discretion of each subadviser, may invest without limit in securities of companies with smaller capitalization. The Fund may in the discretion of each of its subadvisers invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S. issuers.

NEFM, the adviser of the Star Advisers Fund, believes that a multi-adviser approach to equity investing - one that combines the varied styles of a number of subadvisers in selecting securities for the Fund's portfolio - offers a different investment opportunity than equity funds run by a single adviser using a single style.

Any given management style tends to produce better returns than other styles under certain market and economic conditions, and to perform less well under other conditions. Therefore, most single-adviser funds have not consistently maintained superior performance rankings relative to their peers over long periods. NEFM believes that consistency of results, minimizing under-performance even at the cost of out-performance at times, is likely to produce higher performance over time.

NEFM believes that assigning portfolio management responsibility for the Star Advisers Fund to four subadvisers, whose varying styles have resulted in records of success, may increase the likelihood that the Fund may produce superior long-term results for its shareholders, with less variability of return and less risk of persistent under-performance than a single-adviser fund. Of course, past results should not be considered a prediction of future performance, and there is no assurance that the Fund will in fact achieve superior results over any time period. The investment styles described below will be those applied by each of the subadvisers to the segment of the Fund's portfolio for which that subadviser is responsible.

Berger places primary emphasis on established companies which it believes have favorable growth prospects, regardless of the company's size. Berger emphasizes stocks with potential for rapid earnings expansion. Berger seeks companies with the capability to perform well under varying economic conditions, including the ability to compete in the global marketplace. Berger also seeks companies with the ability to market increasing amounts of products or services, in order to increase shareholder equity at an above-average rate. Berger also places considerable emphasis on the quality of the corporate leadership of companies under consideration. Common stocks will generally constitute all or most of the segment of the Fund managed by Berger, but this segment of the portfolio may from time to time take substantial positions in securities convertible into common stocks, and may also purchase preferred stocks, government securities, zero-coupon securities and other senior securities when Berger believes it is appropriate to do so. This segment of the portfolio may also invest in Rule 144A securities (see "Investment Risks -- Miscellaneous" below) and may purchase put and call options on stock indices and futures contracts and options thereon for the purpose of hedging.

Founders' segment of the portfolio will invest primarily in common stocks of well-established, high-quality growth companies with mid or high market capitalization. Founders manages its segment of the Fund's portfolio by investing primarily in established companies with above-average prospects for growth in earnings per share. This segment will invest primarily in mid-cap and large capitalization stocks. Founders believes that mid-cap companies (companies with between $1.5 billion and $3.5 billion of market capitalization) can produce returns close to those of smaller-cap companies, but with less risk because of their stronger infrastructures and performance records and more solid market positions, and that large-capitalization stocks add stability to the portfolio. These companies tend to have strong performance records, with solid continuous operating records of three years or more. Founders' approach to investment management gives greater emphasis to the fundamental financial, marketing and operating characteristics of individual companies, and is less concerned with the short-term impact of changes in macroeconomics and market conditions, than some other investment firms. This segment of the portfolio may invest in bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunity for growth of capital. This segment of the portfolio may also invest in Rule 144A securities and may enter into futures contracts or options thereon for hedging purposes.

Janus Capital pursues the Fund's investment objective by investing substantially all of Janus Capital's segment of the portfolio in common stocks when its portfolio manager believes that the relevant market environment favors profitable investing in such securities. Janus Capital manages its segment of the portfolio to seek long-term capital growth primarily from investing in common stocks of companies of any size, including large, well-established companies and smaller, emerging growth companies. Janus Capital's analysis and selection process focus on stocks with earnings growth potential that may not be recognized by the market. This segment of the portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures or other debt securities or repurchase agreements when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. Janus Capital's segment may also invest in Rule 144A securities and may enter into options, futures and forward contracts.

Loomis Sayles manages its segment of the portfolio by investing primarily in stocks of small cap companies with good earnings growth potential, that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth company stocks, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

Under unusual market conditions as determined by any of the four subadvisers, all or any portion of the segment of the portfolio managed by that subadviser may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash.
In addition, under normal conditions, a portion of each segment's assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.

[]   Additional Information
Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). The Capital Growth, Growth, International Equity, Value and Growth Opportunities Funds seek to attain their objectives by normally investing substantially all of their assets in equity securities. When the particular Fund's adviser or subadviser deems it appropriate, however, the Capital Growth, Growth, Value and Growth Opportunities Funds may, for temporary defensive purposes, hold a substantial portion of their assets in cash or fixed-income investments, including U.S. Government obligations, investment grade (and comparable unrated) corporate bonds or notes, money market instruments and repurchase agreements. Corporate obligations in the lowest investment grade category (rated BBB by Standard & Poor's Ratings Group ["S&P"] or Baa by Moody's Investors Service, Inc. ["Moody's"]) have some speculative characteristics and may be more adversely affected by changing economic conditions than are higher grade obligations. The International Equity Fund may, for temporary purposes, hold all or any portion of its assets in cash, repurchase agreements, short-term debt obligations of U.S. or foreign corporate issuers or U.S. or foreign government obligations of any maturity rated AAA, AA, A or BBB by S&P, Aaa, Aa, A or Baa by Moody's or unrated but determined by the Fund's subadviser to be of comparable quality to securities in those rating categories. No estimate can be made as to when or for how long a Fund will employ defensive strategies. Under some market conditions, the Balanced Fund may, for temporary purposes, invest less than 50% of its assets in equity securities and the balance in cash and fixed-income investments.

                 I n v e s t m e n t   R i s k s

It is important to understand the following risks inherent in a Fund before you invest.

[]   Equity Securities
While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Each Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. Less than 35% of each Fund's respective net assets will be invested in convertible securities rated below investment grade and unrated convertible securities of comparable quality.

[]   Small Companies
Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

[]   Foreign Securities

Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S.
issuers.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The International Equity and Star Advisers Funds' investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

[]   Foreign Currency (Capital Growth, Balanced, International
Equity, Star Advisers and Value Funds)
Most foreign securities in the Capital Growth, Balanced, International Equity, Star Advisers and Value Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

The Capital Growth, Balanced, International Equity, Star Advisers and Value Funds may incur costs in connection with conversions between various currencies. In addition, those Funds may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

[]   Fixed-Income Securities
Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause a Fund's net asset value to increase or decrease.

All non-convertible fixed-income securities purchased by the Funds other than the Balanced and Star Advisers Funds, will, at the time of purchase, either be rated investment grade by at least one major rating agency or be unrated but determined to be of investment grade quality by the Fund's adviser or subadviser.

[]   Lower Quality Fixed-Income Securities (Balanced and Star
Advisers Funds)
Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. During the fiscal year ended December 31, 1995, the Balanced and Star Advisers Funds had on average ___% and ___% of their assets, respectively, invested in fixed-income securities rated below investment grade. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A - Description of Bond Ratings."

[]   Zero Coupon, Pay-In-Kind and Step Coupon Securities and
"Strips" (Star Advisers Fund)
The Star Advisers Fund may invest in zero coupon, pay-in-kind and step coupon securities and in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The market values of "strips" and zero coupon, pay-in-kind and step coupon securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

[]   Repurchase Agreements
Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low market risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than 7 days are illiquid securities.

[]   Investments in Other Investment Companies (International
Equity Fund)
The International Equity Fund may invest up to 10% of its total assets in securities of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for the Fund to invest in such countries. In other cases, where the Fund's subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

[]   Short-Term Trading
Although each Fund seeks long-term growth or return, each Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing a Fund's assets.

Recent portfolio turnover rates of each Fund are set forth above under "Financial Highlights."

[]   Options, Futures, Swap Contracts and Currency Transactions
(International Equity, Star Advisers and Growth Opportunities
Funds)
The International Equity and Star Advisers Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. These Funds may buy and sell futures contracts on securities, securities indexes or currencies. These Funds may also enter into swap contracts. These Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. These Funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. These Funds may enter into interest rate, currency and securities index swaps. These Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date.

The Growth Opportunities Fund may buy and sell futures contracts on a variety of stock indexes. The Fund would buy such a futures contract only when the Fund is experiencing significant cash inflows, and then only for the purpose of maintaining the Fund's exposure to the equity markets during the time before the Fund has fully invested incoming cash in equity securities directly. Similarly, the Fund would sell stock index futures only during periods of cash outflows from the Fund, for the purpose of reducing equity market exposure before holdings of stock are liquidated. The Fund will not use futures contracts for speculative purposes or to hedge against changes in the value of the Fund's securities portfolios.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract.
Although many futures contracts call for the delivery (or receipt) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities).

The value of options purchased by a Fund, futures contracts held by a Fund and a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on the subadvisers' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of swap contracts and of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most swap contracts and over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code (the "Code") and certain regulatory requirements may limit a Fund's ability to engage in futures, options and swap transactions.

[]   Currency Hedging Transactions (International Equity and Star
Advisers Funds)
The International Equity and Star Advisers Funds may, at the discretion of their subadvisers, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and swap contracts. For more information on foreign currency hedging transactions, see
Part II of the Statement.

[]   Miscellaneous

No Fund will invest more than 15% of its net assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

The Balanced, International Equity and Star Advisers Funds may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. The Star Advisers Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by New England Funds Trust I's trustees, that the particular issue of Rule 144A securities or commercial paper is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

The International Equity and Star Advisers Funds may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that a Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed delivery" basis falls or market rates of interest increase between the time a Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security. For more information on "when-issued" and "delayed delivery" securities, see Part II of the Statement.

To the extent the Star Advisers Fund may invest in derivative securities for other than bona fide hedging purposes, such investments may be speculative in nature and may involve additional risks.

The Star Advisers Fund is a "non-diversified" fund and as such is not required to meet any diversification requirements under the Investment Company Act of 1940 (the "1940 Act"), although the Fund must meet certain diversification standards to qualify as a "regulated investment company" under the Code. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.

[]   Special Considerations Regarding the Multi-Adviser Approach
(Star Advisers Fund)

NEFM, the adviser of the Star Advisers Fund, oversees the portfolio management services provided to the Fund by each of the four subadvisers. NEFM does not, however, determine what investments will be purchased or sold for any segment of the portfolio. Because each subadviser will be managing its segment of the portfolio independently from the other subadvisers, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for their segments of the portfolio. Because each subadviser directs the trading for its own segment of the portfolio, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire portfolio. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. The Fund does not intend to reallocate assets among the segments to reduce these differences in size. Net cash inflows or outflows resulting from sales and redemptions of the Fund's shares will be allocated on an equal basis, without regard to the relative size of the segments, among the four segments of the portfolio.

NEFM may, at its discretion, terminate its agreement with a segment's subadviser. In such case, NEFM will either enter into an agreement with another subadviser to manage the segment or will allocate the segment's assets equally among the other segments of the Fund.

                  F u n d   M a n a g e m e n t

NEFM, 399 Boylston Street, Boston, Massachusetts, 02116, serves as the adviser to each Fund except the Growth Fund (for which CGM serves as adviser). NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund (except the Growth
Fund) and furnishes general business management and administration to each such Fund.

The subadviser of the Capital Growth Fund, the Balanced Fund and the Value Fund is Loomis Sayles. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Richard
W. Hurckes and Scott S. Pape, Vice Presidents of Loomis Sayles, have served as the portfolio managers of the Capital Growth Fund since its inception in 1992. Carol C. McMurtrie, Vice President and Managing Partner of Loomis Sayles, and Tricia H. Mills and Douglas D. Ramos, Vice Presidents of Loomis Sayles, have served as portfolio managers of the Value Fund since March 1993.
Douglas D. Ramos and Meri Anne Beck have served as portfolio managers of the Balanced Fund since 1990; Ms. Beck is also a Vice President of Loomis Sayles. All of the foregoing persons have been employed by Loomis Sayles for five years except Mr. Pape who, prior to the time he joined Loomis Sayles, was Equity Portfolio Manger of the Illinois State Board of Investment.

The adviser of the Growth Fund is CGM, One International Place, Boston, Massachusetts 02110. CGM, organized in 1989, serves as investment adviser to seven mutual funds and to other institutional investors. The general partner of CGM is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner, who are officers of New England Funds Trust I. Mr. Heebner, Senior Portfolio Manager of CGM, has served as portfolio manager of the Growth Fund since 1976. NEIC owns a majority limited partnership interest in CGM. In 1995, the Growth Fund paid ____% of its net assets in advisory fees to CGM.

The subadviser of the Growth Opportunities Fund is Westpeak, 1011 Walnut Street, Boulder, Colorado 80302. The portfolio manager of the Growth Opportunities Fund is Gerald H. Scriver, President and Chief Executive Officer of Westpeak. Mr. Scriver has been with Westpeak since its inception in 1991. Mr. Scriver was Director of Quantitative Strategies of INVESCO from 1989 through 1991.

The subadviser of the International Equity Fund is Draycott, 8 City Road, London EC2Y 1HE, England. Draycott was organized in 1991 to provide investment advice and management services to institutional investors' accounts and to mutual funds distributed to both institutional and retail customers. Draycott is a member of the Investment Management Regulatory Organization Limited
(IMRO), the U.K. regulator of investment advisers.  Nicholas D.
P. Carn, Chief Investment Officer, President and Chief Executive Officer of Draycott, Timothy S. Griffen, Senior Portfolio Manager and Pacific Rim Specialist of Draycott, Gregory D. Eckersley, Portfolio Manager and United Kingdom Specialist of Draycott, and Nigel Hankin, Portfolio Manager and European Specialist of Draycott, have served as the portfolio managers of the International Equity Fund since the Fund's inception in 1992. Prior to Draycott's organization in 1991, Mr. Carn was Managing Director, International Equities Group, Mr. Griffen was a Vice President and Portfolio Manager, Mr. Eckersley was Investment Manager and Mr. Hankin was European Fund Manager, all at CIGNA International Investment Advisors, Ltd.

Each Fund other than the Growth Fund pays NEFM a management fee at the annual rate set forth in the following table:

                             Management fee paid by Fund to NEFM
                            (as a percentage of average daily net
          Fund                       assets of the Fund)
------------------------ ------------------------------------------

Balanced Fund            0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500 million

Capital Growth Fund      0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500 million

Growth Opportunities     0.70%  of the first $200 million
Fund                     0.65%  of the next $300 million
                         0.60%  of amounts in excess of $500 million

International Equity     0.90%  of the first $200 million
Fund                     0.85%  of the next $300 million
                         0.80%  of amounts in excess of $500 million

Star Advisers Fund       1.05%  of all assets

Value Fund               0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500 million

The advisory fee rates payable by the Balanced, Capital Growth, International Equity, Star Advisers and Value Funds are higher than those paid by most other mutual funds but are comparable to fee rates paid by some mutual funds with similar investment objectives and policies to these Funds. In the case of the Star Advisers Fund, this difference in the fee rate is partially due to the multi-adviser format.

Subject to the supervision of NEFM, each subadviser manages the portfolio(s) of the Fund(s) to which it serves as subadviser (in the case of the Star Advisers Fund, its segment of such Fund's portfolio) in accordance with the Fund's investment objective and policies, makes investment decisions for that Fund or segment, places orders to purchase and sell securities for that Fund or segment, and employs professional advisers and securities analysts who provide research services to that Fund or segment. The Funds pays no direct fees to any of their subadvisers.

Below is a brief description of the subadvisers of the Star
Advisers Fund.

Berger, 210 University Boulevard, Suite 900, Denver, Colorado 80206. Rodney L. Linafelter, Vice President of Berger, has day-to-day responsibility for the management of the segment of the Fund managed by Berger. Kansas City Southern Industries, Inc. ("KCSI"), a publicly traded holding company, owns approximately 80% of the outstanding shares of Berger.

Founders, 2930 East Third Avenue, Denver, Colorado 80206. To facilitate day-to-day investment management, Founders employs a unique team-and-lead-manager system. The management team for a portfolio or fund is comprised of Founders' Chief Investment Officer Bjorn K. Borgen, a lead portfolio manager, assistant portfolio managers, portfolio traders and research analysts.
Team members share responsibility for providing ideas, information, knowledge and expertise in the management of Founders' segment of the Fund. Each team member has one or more areas of expertise that is applied to the management of Founders' segment of the Fund. Daily decisions on portfolio selection rest with the lead portfolio manager, who, through participation in the team process, utilizes the input of other team members in making purchase and sale determinations. Edward F. Keely is lead portfolio manager for the segment of the Fund that is managed by Founders. Mr. Borgen has served as Founders' Chief Investment Officer since 1969 and owns all of Founders' outstanding shares.

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206. Warren B. Lammert has day-to-day management responsibility for those assets of the Fund allocated to Janus Capital, where he serves as a portfolio manager and Vice President of Investments. KCSI owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board of directors.

Loomis Sayles. Jeffrey C. Petherick and Mary Champagne, Vice Presidents of Loomis Sayles, have day-to-day management responsibility for the segment of the Fund that is allocated to Loomis Sayles. Mr. Petherick, who joined Loomis Sayles in 1990, has co-managed the Loomis Sayles segment of the Fund since the Fund's inception. Ms. Champagne has co-managed the Loomis Sayles segment of the Fund since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

NEFM pays each subadviser of the Star Advisers Fund a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that the subadviser manages and 0.50% of such assets in excess of $50 million. The Distributor in its discretion may, but is not obligated to, pay an incentive bonus to the subadviser whose segment of the Fund's portfolio has the highest relative total return for the prior year versus that segment's investment peer group as tracked by a major independent mutual fund reporting service.

NEFM pays the subadvisers of the following Funds a subadvisory fee at the annual rate set forth in the following table:

                                 Subadvisory fee payable by NEFM to
                                             subadviser
                                  (as a percentage of average daily
       Fund          Subadviser        net assets of the Fund)
-------------------  ----------   --------------------------------

Balanced Fund        Loomis       0.535%  of the first $200 million
                     Sayles       0.350%  of the next $300 million
                                  0.300%  of amounts in excess of
                                          $500 million

Capital Growth Fund  Loomis       0.60%   of the first $25 million
                     Sayles       0.55%   of the next $75 million
                                  0.50%   of the next $100 million
                                  0.35%   of the next $300 million
                                  0.30%   of amounts in excess of
                                          $500 million

Growth               Westpeak     0.50%   of the first $25 million
Opportunities Fund                0.40%   of the next $75 million
                                  0.35%   of the next $100 million
                                  0.30%   of amounts in excess of
                                          $200 million

International        Draycott     0.54%   of the first $200 million
Equity Fund                       0.49%   of the next $300 million
                                  0.44%   of amounts in excess of
                                          $500 million

Value Fund           Loomis       0.535%  of the first $200 million
                     Sayles       0.350%  of the next $300 million
                                  0.300%  of amounts in excess of
                                          $500 million

Prior to January 2, 1996 (December 29, 1995, in the case of the International Equity Fund), the current subadvisers to the Balanced, Capital Growth, International Equity and Value Funds served as those Funds' respective advisers, and NEIC served as adviser to the Star Advisers Fund. Prior to May 1, 1995, the Growth Opportunities Fund was advised by a different adviser and paid a lower rate of advisory fees.

The general partners of each of NEFM, the Distributor, Loomis Sayles and Westpeak are special purpose corporations. These corporations are indirect wholly-owned subsidiaries of NEIC, whose sole general partner, New England Investment Companies, Inc. ("NEIC Inc."), is a wholly-owned subsidiary of The New England. The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policy holders of The New England and MetLife and receipt of certain regulatory approvals. After such merger, NEIC Inc. will be a wholly-owned subsidiary of MetLife.

Draycott is a wholly-owned subsidiary of Cursitor Holdings Ltd. U.K. ("Cursitor"). Cursitor, headquartered at 66 Buckingham Gate, London, SW1E 6AU, England, is an international investment management group that had approximately $__ billion in assets under management at December 31, 1995. Alliance Capital Management, L.P. ("Alliance Capital") is expected to acquire the business of Cursitor later in 1996. As a result of this transaction, Draycott will become a wholly-owned subsidiary of a new entity, Cursitor Alliance LLC, in which Alliance Capital will directly and indirectly own a 93% interest. Alliance Capital Management Corporation ("ACMC") is the sole general partner of, and the owner of a 1% general partnership interest in, Alliance Capital. ACMC is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company.

Subject to applicable regulatory restrictions and such policies as the Trusts' trustees may adopt, the Funds' advisers or subadvisers may consider sales of shares of the Funds and other mutual funds they manage as a factor in the selection of broker-dealers to effect portfolio transactions for the Funds. Subject to procedures adopted by the trustees of the Trusts, Fund brokerage transactions may be executed by brokers that are affiliated with NEIC, NEFM, CGM or any subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

NEFM and CGM provide executive and other personnel for the management of the Trusts. Each Trust's Board of Trustees supervises the affairs of the Trust as conducted by the Funds' advisers and subadvisers.

NEFM and the Distributor have voluntarily agreed to reduce their fees and to bear certain operating expenses charged to the International Equity Fund to the extent that the total of such fees and expenses would exceed 1.75% annually of the average daily net assets of the Fund's Class A shares and 2.50% annually of the average daily net assets of the Fund's Class B and Class C shares. NEFM and the Distributor may terminate these voluntary limitations at any time. In such event, the Fund would supplement its prospectus.


               B u y i n g   F u n d   S h a r e s

Minimum Investment

$2,500 is the minimum for an initial investment in any Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

[] $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b)(7) retirement plans and certain other retirement plans.

[] $50 for automatic investing through the Investment Builder program.

[] $250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

[] $1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

[]   $1,000 (per Fund) for Portfolio 1,2,3 investment programs.
     Subsequent investment minimums are $50 per Fund.  See Part
     II of the Statement.

6 Ways to Buy Fund Shares

You may purchase Class A, Class B and Class C shares of the Funds in the following ways:

[]   Through your investment dealer:
Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[]   By mail:
For an initial investment, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

For subsequent investments, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

Investment checks should be made payable to New England Funds. New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.) New England Funds will NOT accept third party checks, except certain third-party checks issued by other mutual fund companies, broker-dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

[]   By wire transfer of Federal Funds:

For an initial investment, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time), on a day when the Funds are open for business, to obtain an account number and wire transfer instructions.

For subsequent investments, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA
#99011538, Credit Fund (Fund name and class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

Using Tele#Facts 1-800-346-5984
Tele#Facts is New England Funds' automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at 1-800-225-5478.

[]   By Investment Builder:
Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

For an initial investment, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

To add Investment Builder to an existing account, please call us at 1-800-225-5478 for a Service Options form.

[]   By electronic purchase through ACH:
You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time). You may purchase shares through ACH by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or Tele#Facts after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[]   By exchange from another New England Fund:
You may also purchase shares of a Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares --
Exchanging Among New England Funds" for complete details.

To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

General
All purchase orders are subject to acceptance by the Funds and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

Growth Fund Eligibility: Shares of the Growth Fund are currently available for purchase by the following categories of investors only:

(1)Shareholders of any fund in the New England Funds (and participants in retirement or salary savings plans that invest in such funds, as such participants) who have accounts established on or before August 3, 1992;

(2)Current and retired employees of The New England, its subsidiaries, general agencies or any company affiliated with The New England;

(3)Current and former directors and trustees of the Trusts, The
   New England or its affiliates;

(4)Registered representatives of broker-dealers that have selling arrangements with the Distributor relating to the New
   England Funds;

(5)The spouses, parents, children, siblings, grandparents or grandchildren of any of the above persons; and

(6)401(k) retirement plans.

The Growth Fund currently offers only one class of shares, Class
A shares, but may offer additional classes of shares in the future. In such event, the Fund would supplement its prospectus.

Sales Charges

Except as otherwise indicated in this prospectus, each Fund offers three classes of shares to the general public:

Class A Shares

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Class A shares are offered subject to the following initial sales charges:

Capital Growth Fund
Value Fund
Balanced Fund
International Equity Fund
Star Advisers Fund
Growth Opportunities Fund
                       Sales charge as a % of     Dealer's
                       ----------------------    Concession
                                      Net          as % of
   Value of Total      Offering     Amount        Offering
     Investment          Price     Invested         Price
---------------------  --------   -----------    -----------

Less than $50,000        5.75%       6.10%          5.00%
$50,000 - $99,999        4.50%       4.71%          4.00%
$100,000 - $249,999      3.50%       3.63%          3.00%
$250,000 - $499,999      2.50%       2.56%          2.15%
$500,000 - $999,999      2.00%       2.04%          1.70%
$1,000,000 or more       None        None             *

Growth Fund
                       Sales charge as a % of     Dealer's
                       ----------------------    Concession
                                      Net          as % of
   Value of Total      Offering     Amount        Offering
     Investment          Price     Invested         Price
---------------------  ---------  ----------     -----------

Less than $25,000        6.50%       6.95%          5.75%
$25,000 - $49,999        5.50%       5.82%          4.75%
$50,000 - $99,999        4.50%       4.71%          4.00%
$100,000 - $249,999      3.50%       3.63%          3.00%
$250,000 - $499,999      2.50%       2.56%          2.15%
$500,000 - $999,999      2.00%       2.04%          1.70%
$1,000,000 or more       None        None             *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $2 million invested; .80% on the next $1 million; .20% on the next $2 million; and .08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

Contingent Deferred Sales Charge (Class A shares only). For purchases of $1,000,000 or more of Class A shares of the Funds, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

Class B Shares

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within 5 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of any series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For the purpose of the CDSC it is assumed that the shares held the longest are the first to be redeemed.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price.
In addition, no CDSC will be assessed on shares of the same fund purchased with reinvested dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                   Contingent
                                    Deferred
                               Sales Charge as a
                                 Percentage of
                                     Dollar
              Year Since       Amount Subject to
               Purchase              Charge
              -----------      -----------------
                    1st .............  4%
                    2nd .............  3%
                    3rd .............  3%
                    4th .............  2%
                    5th .............  1%
             thereafter .............  0%

Year one ends one year after the day on which the purchase was accepted, and so on.

The CDSC is deducted from the proceeds of the redemption, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges -- General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.

Class C Shares
Class C shares are offered at net asset value, without an initial sales charge or CDSC; are subject to a 0.25% annual service fee and a 0.75% annual distribution fee; and do not convert into another class.

Class Y Shares
Each Fund (except the Growth Fund) also offers a fourth class of shares (which are not available to the general public) to certain qualified investors. See
"Additional Facts About the Funds" below.

A, B or C Shares  -- Which Should You Choose?
Your choice of share class depends on the size of your investment and how long you intend to hold your shares. In general, there are only minor differences in performance results for the different classes if held for the long term. Consult your financial representative for help in deciding which class is appropriate for you.

Deciding Which Class to Purchase
The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within five years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within five years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

General

No CDSC on any class of shares applies in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 4 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

The Funds receive the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Funds at net asset value to an eligible governmental authority .025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any of the Funds or any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. The Distributor from time to time may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges (Class A Shares Only)

[]   Letter of Intent -- if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

[]   Combining Accounts -- purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

[]   Unit holders of unit investment trusts -- unit investment
trust distributions of less than $1 million may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

[]   Eligible governmental authorities -- no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

[]   Clients of an adviser or subadviser -- no sales charge or
CDSC applies to investments of $25,000 or more in the Funds by
(1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

[]   Shares of the Funds may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

[]   Current shareholders of the Growth Opportunities Fund who
were participants in a certain Trust Securities Program, administered through State Street Bank, may purchase additional shares of the Growth Opportunities Fund at net asset value.

[]   Shares of the Funds also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or a Fund's subadviser out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

[]   There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the Trusts' investment advisers or subadvisers, the Distributor or any other company affiliated with The New England; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of The New England or of any insurance company affiliated with The New England.

[]   Shareholders of Reich and Tang Government Securities Trust
may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

               O w n i n g   F u n d   S h a r e s

Exchanging Among New England Funds

Class A Shares

Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any of series of the Trusts) for Class A shares of any other series of the Trusts (except the Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") for shares of another series of the Trusts that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the series into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.

Class B Shares

You may exchange Class B shares of any Fund or series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts which offers Class B shares. Such exchanges will be made at the next-determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.

Automatic Exchange Plan
The Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other series of the Trusts (other than the Growth Fund, which is available only to certain eligible investors). The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page.

Class C Shares
You may exchange Class C shares of the Funds (except the Growth
Fund) or any other series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.

To make an exchange, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business, call Tele#Facts at 1-800-346-5984 twenty-four hours a day or write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Fund Dividend Payments

The Capital Growth Fund, the Growth Fund, the International Equity Fund, the Value Fund and the Star Advisers Fund pay dividends annually and the Balanced Fund and the Growth Opportunities Fund pay dividends quarterly. Each Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trusts may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a dividend, you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the respective Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

                DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

              S e l l i n g   F u n d   S h a r e s

4 Ways to Sell Fund Shares

You may sell Class A, Class B and Class C shares of the Funds in the following ways:

[]   Through your investment dealer:
Call your authorized investment dealer for information.

[]   By telephone:
You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) and requesting that a check for the proceeds (less any applicable CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[]   By mail:
You may redeem your shares at their net asset value (less any applicable CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

[]   By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

General. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (less any applicable CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your
request in good order.   However, in those cases where you have
recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

Repurchase Option (Class A Shares Only)

You may apply your Class A share redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege.
You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

                     F u n d   D e t a i l s

How Fund Share Price Is Determined

The net asset value of each Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. [Eastern time]) on the Exchange on each day that the Exchange is open for trading. Each Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States which closes before the close of the Exchange generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such security will be valued at fair value as of the close of regular trading on the Exchange. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of each Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of each Fund's portfolio (or, in the case of the Star Advisers Fund, each segment of the Fund's portfolio) are valued at their fair market value as determined in good faith by the adviser or subadviser of that Fund or segment (or a pricing service selected by the adviser or subadviser) under the supervision of each Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of the net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of each Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of each Fund's Class B and Class C shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

CALCULATING THE PRICE OF SHARES

Total Market Value of
Portfolio Securities
+
Other Assets
-
Any Liabilities
=
Net Asset Value (NAV)
----------------------------------------------------------------
     Total Number of Outstanding Shares in a Class

The public offering price for Class A shares is the NAV plus the applicable sales charge. The public offering price for Class B and Class C shares is the NAV.

Income Tax Considerations

Each Fund intends to meet all requirements of the Code necessary to qualify as a ``regulated investment company'' and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions derived from a Fund's long-term capital gains (``capital gains distributions''), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income and net capital gains earned during that calendar year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The International Equity Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in a Fund on their particular federal, state and local tax situations. Shareholders of the International Equity Fund should also consult their tax advisers about consequences of their investment under foreign laws.

The Funds' Expenses

In addition to the management fee paid to its adviser, each Fund pays all expenses not borne by its adviser, subadviser(s) or the Distributor, including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies. In the case of Funds that offer Class Y shares, certain expenses are allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, on the other hand. (See "Additional Facts about the Funds" below.)

Under Service Plans adopted pursuant to Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares (except the Growth Fund which pays such fee rate with respect to all its net assets). The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee, in the amount of up to 0.25% of the amount invested. In the case of each Fund except the Growth Opportunities Fund, the Class A service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. In the case of the Class A shares of the Growth, Value and Balanced Funds, reimbursable expenses may include such expenses incurred by those Funds' former distributor (an affiliate of the Distributor) in prior years. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The amounts of unreimbursed Class A expenses carried over into 1996 from previous plan years were $_______ for the Capital Growth Fund, $_________ for the Balanced Fund, $_________ for the Growth Fund, $_______ for the International Equity Fund and $_________ for the Value Fund. The Class B and C service fees for all funds (except the Growth Fund, which has only Class A shares), and the Class A service fee for the Growth Opportunities Fund, are payable regardless of the amount of the Distributor's related expenses.

Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. The Distributor retains the balance of the fee as compensation for its services as distributor of the Class B and Class C shares.

Performance Criteria

Each Fund may include total return information for each class of shares in advertisements or other written sales material. Each Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter, or, in the case of the Growth Opportunities Fund's Class A shares, for the periods from July 27, 1988 and May 1, 1995, when there were changes in that Fund's investment adviser, to the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

The Balanced Fund may also include the yield of its Class A, Class B and Class C shares, accompanied by the total return, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent thirty-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

The Balanced Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent twelve-month, three-month or thirty-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

Total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B or Class C shares. As a result of lower operating expenses, Class Y shares of each Fund that offers such shares can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About the Funds

[]   New England Funds Trust I was organized in 1985 as a
Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Growth, Value and Balanced Funds were organized prior to 1985 and conducted investment operations as separate corporations until their reorganization as series of New England Funds Trust I in January 1987. The International Equity Fund and the Capital Growth Fund were organized in 1992 and the Star Advisers Fund was organized in 1994.

[]   New England Funds Trust II was organized in 1931 as a
Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Growth Opportunities Fund is the original series of shares of the Trust and has been in operation since 1931.

[]   When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote.

[]   Except for matters that are explicitly identified as
``fundamental'' in this prospectus or Part I of the Statement, the investment policies of each Fund may be changed without shareholder approval or, in most cases, prior notice. The investment objectives of the Growth, Value and Balanced Funds are fundamental. The investment objectives of the Capital Growth, International Equity and Star Advisers Funds are not fundamental. The investment objective of the Growth Opportunities Fund is not fundamental but, as a matter of policy, the trustees would not change the objective without shareholder approval. If there is a change in the Capital Growth, International Equity, Star Advisers or Growth Opportunities Funds' objectives, shareholders should consider whether these Funds remain appropriate investments in light of their current financial position and needs.

[]   Class Y shares may be purchased by endowments and
foundations. The minimum initial investment is $1 million for these entities and the minimum for each subsequent investment is $100,000. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least $10 million. Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of The New England or of any other insurance company affiliated with The New England ("Separate Accounts") and, in the case of the International Equity Fund, by bank common trust funds, bank collective trust funds and dedicated corporate trustee funds, such as nuclear decommissioning trusts and hospital depreciation funds ("Special Accounts"). There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts or Special Accounts. Investments in Class Y shares may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing Retirement Plans of amounts invested in Class Y shares.

[]   Class Y shares are identical to Class A, Class B and Class C shares, except that Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees and have separate voting rights in certain circumstances. Class Y bears its own transfer agency and prospectus printing costs and does not bear any portion of those costs relating to other classes of shares.

[]   The Trusts do not generally hold regular shareholder
meetings and will do so only when required by law. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

[] The transfer and dividend paying agent for the Funds is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]   If the balance in your account with a Fund is less than a
minimum amount set by the trustees of the Trusts from time to time (currently $500 for all accounts, except for those indicated below and for individual retirement accounts, which have a $25 minimum), that Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to Keogh, pension and profit sharing plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

[]   The Trusts, together with the Money Market Funds, constitute the New England Funds. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in this prospectus that relate to the other Trust. The trustees of each Trust have considered this possible liability and approved the use of this combined prospectus for Funds of both Trusts.

[]   Each Fund's annual report contains additional performance
information and is made available upon request and without charge.

[]   The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

[]   Summit Cash Reserves Fund (the "Cash Fund"), a series of
Financial Institutions Series Trust, is related to the Funds for purposes of investment and investor services. Shares of all classes of the Funds may be exchanged for shares of the Cash Fund at net asset value. If shares of the Funds that are exchanged for shares of the Cash Fund are subject to a CDSC, the holding period for purposes of determining the expiration of the CDSC will stop and resume only when an exchange is made back into shares of a series of the Trusts. If Fund shares subject to a CDSC are exchanged for Cash Fund shares and the Cash Fund shares are later redeemed rather than being exchanged back into shares of a series of the Trusts, then a CDSC will apply at the same rate as if the Fund shares were redeemed at the time of the exchange.

                G l o s s a r y   O f   T e r m s

Capital gain distributions _ Payments to shareholders of profits earned from selling securities in the fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent Deferred Sales Charge (CDSC) _ A fee that may be charged when a shareholder sells fund shares.

Distribution fee _ An annual asset-based sales charge that is used to pay for sales-related expenses.

Income Distributions _ Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

Mutual fund _ The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) _ The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. _ The distributor and transfer agent of the New England Funds.

New England Funds Management, L.P. _ The investment adviser to most of the New England Funds.

Open end investment management company _ A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price _ The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date _ The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee _ Payments by a fund to the fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

Total Return _ The change in value of an investment in a fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield _ The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12b-1 fees _ Fees paid by a mutual fund under a plan adopted under 1940 Act Rule 12b-1. Can include both distribution fees and service fees.

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

Class Y shares of:

NEW ENGLAND CAPITAL GROWTH FUND
NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH OPPORTUNITIES FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND

NEW ENGLAND STAR ADVISERS FUND

NEW ENGLAND VALUE FUND

Prospectus and Application -- April 15, 1996

New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund, New England Star Advisers Fund and New England Value Fund, series of New England Funds Trust I, and New England Growth Opportunities Fund, a series of New England Funds Trust II, are separate mutual funds (the "Funds" and each a "Fund"). New England Funds Trust I and New England Funds Trust II are referred to in this prospectus as the "Trusts."

The Funds offer four classes of shares: Class Y (for qualified institutional investors) and Classes A, B and C (for other investors). This prospectus sets forth information investors should know before investing in Class Y shares. Please read it carefully and keep it for future reference. A Statement of Additional Information in two parts (the "Statement") about the Funds dated April 15, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116 or call toll free at 1-800-225-7670. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference. Class A, Class B and Class C shares of the Funds are described in a separate prospectus. To obtain more information about Class A, Class B and Class C shares, please call the Distributor toll-free at 1-800-225-5478.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                T a b l e   O f   C o n t e n t s


Page
      FUND EXPENSES AND FINANCIAL
      INFORMATION
      Schedule of Fees
      Financial Highlights

      INVESTMENT STRATEGY
      Investment Objectives
      How the Funds Pursue Their
      Objectives
      Fund Investments

      INVESTMENT RISKS

      FUND MANAGEMENT

      BUYING FUND SHARES
      Minimum Investment
      Ways to Buy Fund Shares
       []  By wire transfer
       []  By mail

      OWNING FUND SHARES
      Exchanging Among New England
      Funds
      Fund Dividend Payments

      SELLING FUND SHARES
      Ways to Sell Fund Shares
       []  By telephone
       []  By mail

      FUND DETAILS
      Determination of Net Asset Value
      Income Tax Considerations
      Performance Criteria
      Additional Facts About the Funds

F u n d   E x p e n s e s   A n d   F i n a n c i a l   I n f o r
                           m a t i o n

Schedule of Fees

Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in Class Y shares of the Funds and estimated annual expenses for the Funds' Class Y shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in Class Y shares of the Funds for the periods specified.

Shareholder transaction expenses

                                          All Funds
                                          ---------
                                           Class Y
                                           --------
Maximum Initial Sales Charge Imposed on a      None
Purchase
Maximum Contingent Deferred Sales Charge       None

Annual Fund operating expenses
(as a percentage of average net assets)

                      New England   New England     New England
                        Capital      Balanced      International
                      Growth Fund      Fund        Equity Fund*
                     ------------  ------------    ------------
                        Class Y       Class Y         Class Y
                        -------       -------         -------
Management Fees          ___%          ___%           ___%**
12b-1 Fees               None          None            None
Other Expenses           ___%          ___%            ___%
Total Fund               ___%          ___%           ___%**
Operating Expenses

                      New England                    New England
                         Star       New England        Growth
                       Advisers        Value        Opportunities
                         Fund          Fund             Fund*
                     ------------  ------------     ------------
                        Class Y       Class Y          Class Y
                        -------       -------          -------
Management Fees          ___%          ___%             ___%
12b-1 Fees               None          None             None
Other Expenses           ___%          ___%             ___%
Total Fund               ___%          ___%             ___%
Operating Expenses

* The information contained in this table and its footnotes for New England International Equity Fund and New England Growth
  Opportunities Fund has been restated to reflect fees and expenses currently in effect for those Funds.

**After voluntary fee waiver and expense reduction by the Fund's adviser and/or the Distributor. Without the voluntary limitations, Management Fees would be ___% and Total Fund Operating Expenses would be ___%. These voluntary limitations can be terminated by the Fund's adviser or the Distributor at any time.

Example
A $1,000 investment in Class Y shares of the Funds would incur the following dollar amount of transaction costs and operating expenses, assuming a 5% annual return and redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

              New England            New England
          Capital Growth Fund       Balanced Fund
          -------------------    --------------------
                Class Y                Class Y
                -------                -------

1 year    $                      $
3 years   $                      $
5 years   $                      $
10 years  $                      $

               New England           New England
          International Equity   Star Advisers Fund
                  Fund          --------------------
          --------------------
                 Class Y               Class Y
                 -------               -------

1 year    $                     $
3 years   $                     $
5 years   $                     $
10 years  $                     $

               New England       New England Growth
               Value Fund        Opportunities Fund
          --------------------  --------------------
                 Class Y               Class Y
                 -------               -------

1 year    $                     $
3 years   $                     $
5 years   $                     $
10 years  $                     $

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' fees and other expenses, please see "Fund Management" and "Additional Facts About the
Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                      Financial Highlights

                           To Be Filed

                          By Amendment

              I n v e s t m e n t   S t r a t e g y


Investment Objectives

NEW ENGLAND CAPITAL GROWTH FUND (the "Capital Growth Fund")
The Fund seeks long-term growth of capital
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles"),
Chicago, IL

NEW ENGLAND BALANCED FUND
(the "Balanced Fund")
The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.
Subadviser:  Loomis Sayles, Pasadena, CA

NEW ENGLAND INTERNATIONAL EQUITY FUND
(the "International Equity Fund")
The Fund seeks total return from long-term growth of capital and dividend income, primarily through investment in international equity securities.
Subadviser:  Draycott Partners, Ltd. ("Draycott")

NEW ENGLAND STAR ADVISERS FUND
(the "Star Advisers Fund")
The Fund seeks long-term growth of capital
Subadvisers:  Berger Associates, Inc. ("Berger"), Founders Asset
         Management, Inc. ("Founders"), Janus Capital
         Corporation ("Janus Capital") and Loomis Sayles,
         Detroit, MI

NEW ENGLAND VALUE FUND
(the "Value Fund")
The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.
Subadviser:  Loomis Sayles

NEW ENGLAND GROWTH OPPORTUNITIES FUND
(the "Growth Opportunities Fund")
The Fund seeks opportunities for long-term growth of capital and income.
Subadviser:  Westpeak Investment Advisors, L.P. ("Westpeak")

How the Funds Pursue Their Objectives

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to each Fund's investment objective and policies. There can be no assurance that any Fund will achieve its objective. Each Fund is a "diversified" mutual fund, except for the Star Advisers Fund.

Fund Investments

[]   Capital Growth Fund
The Capital Growth Fund seeks to attain its objective by investing substantially all of its assets in equity securities. Investments are selected based on their growth potential; current income is not a consideration. The Fund normally will invest primarily in equity securities of companies with medium or large market capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively), but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion).

The Fund's subadviser selects investments based upon fundamental research and analysis of individual companies and industries.
The subadviser selects investments for the Fund based on qualitative and quantitative criteria including, among others, industry dominance and competitive position, consistent earnings growth, a history of high profitability, the subadviser's expectation of continued high profitability and overall financial strength, although not every investment will have all of these characteristics. The Fund may invest in foreign securities.

[]   Value Fund
Substantially all of the Value Fund's investments are normally in equity securities. In selecting investments for the Fund, the emphasis is ordinarily placed on undervalued securities.
Although long-term market appreciation is ordinarily the basis for security selection, current income may be a significant consideration when yields appear to be favorable compared to overall opportunities for capital appreciation. The Fund may invest in foreign securities.

[]   Balanced Fund
The Balanced Fund is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on the Fund's subadviser's view of the economic and investment outlook. Most of the Fund's equity investments are normally in dividend-paying common stocks of recognized investment quality that are expected to achieve growth in earnings and dividends over the long term. In selecting equity investments for the Fund, an emphasis is ordinarily placed on undervalued securities. Fixed-income securities include notes, bonds, non-convertible preferred stock and money market instruments. The Fund invests at least 25% of its assets in fixed-income senior securities and, under normal market conditions, more than 50% of its assets in equity securities. The Fund may invest in foreign securities.

[]   International Equity Fund
The International Equity Fund seeks to achieve its objective by investing primarily in common stocks, although the Fund may invest in any type of equity securities. Normally the Fund will invest at least 65% of its total assets in equity securities of issuers headquartered outside the United States, and substantially all of its assets (other than cash and short-term investments) in such equity securities or equity securities of issuers (including closed-end investment companies) that derive a substantial part of their revenues or profits from countries outside the United States. Under normal conditions the Fund's portfolio will contain equity securities of issuers from at least three countries outside the United States. The Fund may also engage in certain options and futures transactions.

The Fund's subadviser will make investment decisions on behalf of the Fund by, first, selecting countries where it anticipates sustainable growth that will exceed current market expectations. Within the selected countries, the subadviser will identify economic sectors that appear to present the most potential for risk-adjusted growth and, finally, within the chosen economic sectors, the subadviser will select securities that are expected to offer the best value.

[]   Growth Opportunities Fund
It is normally the policy of the Growth Opportunities Fund to invest in a diversified portfolio of common stocks considered by the Fund's subadviser to have possibilities for long-term appreciation of capital and income. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style). The Fund will ordinarily invest substantially all of its assets in equity securities. The Fund may invest in foreign securities that are traded in U.S. markets.

[]   Star Advisers Fund
The Star Advisers Fund seeks to attain its objective by investing primarily in equity securities. The Fund may also invest in other securities, as described below. Under normal market conditions, however, at least 65% of the Fund's assets will be invested in equity securities. Capital invested in the Fund will be allocated on an equal basis among four different subadvisers. Each subadviser will manage its segment of the Fund's assets in accordance with that subadviser's own investment style and strategy. The Fund, in the discretion of each subadviser, may invest without limit in securities of companies with smaller capitalization. The Fund may in the discretion of each of its subadvisers invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S. issuers.

NEFM, the adviser of the Star Advisers Fund, believes that a multi-adviser approach to equity investing - one that combines the varied styles of a number of subadvisers in selecting securities for the Fund's portfolio - offers a different investment opportunity than equity funds run by a single adviser using a single style.

Any given management style tends to produce better returns than other styles under certain market and economic conditions, and to perform less well under other conditions. Therefore, most single-adviser funds have not consistently maintained superior performance rankings relative to their peers over long periods. NEFM believes that consistency of results, minimizing under-performance even at the cost of out-performance at times, is likely to produce higher performance over time.

NEFM believes that assigning portfolio management responsibility for the Star Advisers Fund to four subadvisers, whose varying styles have resulted in records of success, may increase the likelihood that the Fund may produce superior long-term results for its shareholders, with less variability of return and less risk of persistent under-performance than a single-adviser fund. Of course, past results should not be considered a prediction of future performance, and there is no assurance that the Fund will in fact achieve superior results over any time period. The investment styles described below will be those applied by each of the subadvisers to the segment of the Fund's portfolio for which that subadviser is responsible.

Berger places primary emphasis on established companies which it believes have favorable growth prospects, regardless of the company's size. Berger emphasizes stocks with potential for rapid earnings expansion. Berger seeks companies with the capability to perform well under varying economic conditions, including the ability to compete in the global marketplace. Berger also seeks companies with the ability to market increasing amounts of products or services, in order to increase shareholder equity at an above-average rate. Berger also places considerable emphasis on the quality of the corporate leadership of companies under consideration. Common stocks will generally constitute all or most of the segment of the Fund managed by Berger, but this segment of the portfolio may from time to time take substantial positions in securities convertible into common stocks, and may also purchase preferred stocks, government securities, zero-coupon securities and other senior securities when Berger believes it is appropriate to do so. This segment of the portfolio may also invest in Rule 144A securities (see "Investment Risks -- Miscellaneous" below) and may purchase put and call options on stock indices and futures contracts and options thereon for the purpose of hedging.

Founders' segment of the portfolio will invest primarily in common stocks of well-established, high-quality growth companies with mid or high market capitalization. Founders manages its segment of the Fund's portfolio by investing primarily in established companies with above-average prospects for growth in earnings per share. This segment will invest primarily in mid-cap and large capitalization stocks. Founders believes that mid-cap companies (companies with between $1.5 billion and $3.5 billion of market capitalization) can produce returns close to those of smaller-cap companies, but with less risk because of their stronger infrastructures and performance records and more solid market positions, and that large-capitalization stocks add stability to the portfolio. These companies tend to have strong performance records, with solid continuous operating records of three years or more. Founders' approach to investment management gives greater emphasis to the fundamental financial, marketing and operating characteristics of individual companies, and is less concerned with the short-term impact of changes in macroeconomics and market conditions, than some other investment firms. This segment of the portfolio may invest in bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunity for growth of capital. This segment of the portfolio may also invest in Rule 144A securities and may enter into futures contracts or options thereon for hedging purposes.

Janus Capital pursues the Fund's investment objective by investing substantially all of its segment of the Fund's portfolio in common stocks when its portfolio manager believes that the relevant market environment favors profitable investing in such securities. Janus Capital manages its segment of the portfolio to seek long-term capital growth primarily from investing in common stocks of companies of any size, including large, well-established companies and smaller, emerging growth companies. Janus Capital's analysis and selection process focus on stocks with earnings growth potential that may not be recognized by the market. This segment of the portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures or other debt securities or repurchase agreements when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. Janus Capital's segment may also invest in Rule 144A securities and may enter into options, futures and forward contracts.

Loomis Sayles manages its segment of the portfolio by investing primarily in stocks of small cap companies with good earnings growth potential, that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth company stocks, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

Under unusual market conditions as determined by any of the four subadvisers, all or any portion of the segment of the portfolio managed by that subadviser may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash.
In addition, under normal conditions, a portion of each segment's assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.

[]   Additional Information
Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). The Capital Growth, International Equity, Value and Growth Opportunities Funds seek to attain their objectives by normally investing substantially all of their assets in equity securities. When the particular Fund's adviser or subadviser deems it appropriate, however, the Capital Growth, Value and Growth Opportunities Funds may, for temporary defensive purposes, hold a substantial portion of their assets in cash or fixed-income investments, including U.S. Government obligations, investment grade (and comparable unrated) corporate bonds or notes, money market instruments and repurchase agreements. Corporate obligations in the lowest investment grade category (rated BBB by Standard & Poor's Ratings Group ["S&P"] or Baa by Moody's Investors Service, Inc. ["Moody's"]) have some speculative characteristics and may be more adversely affected by changing economic conditions than are higher grade obligations. The International Equity Fund may, for temporary purposes, hold all or any portion of its assets in cash, repurchase agreements, short-term debt obligations of U.S. or foreign corporate issuers or U.S. or foreign government obligations of any maturity rated AAA, AA, A or BBB by S&P, Aaa, Aa, A or Baa by Moody's or unrated but determined by the Fund's subadviser to be of comparable quality to securities in those rating categories. No estimate can be made as to when or for how long a Fund will employ defensive strategies. Under some market conditions, the Balanced Fund may, for temporary purposes, invest less than 50% of its assets in equity securities and the balance in cash and fixed-income investments.

                 I n v e s t m e n t   R i s k s

It is important to understand the following risks inherent in a Fund before you invest.

[]   Equity Securities
While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Each Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. Less than 35% of each Fund's respective net assets will be invested in convertible securities rated below investment grade and unrated convertible securities of comparable quality.

[]   Small Companies
Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

[]   Foreign Securities

Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S.
issuers.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The International Equity and Star Advisers Funds' investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

[]   Foreign Currency (Capital Growth, Balanced, International
Equity, Star Advisers and Value Funds)
Most foreign securities in the Capital Growth, Balanced, International Equity, Star Advisers and Value Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

The Capital Growth, Balanced, International Equity, Star Advisers and Value Funds may incur costs in connection with conversions between various currencies. In addition, those Funds may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

[]   Fixed-Income Securities
Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause a Fund's net asset value to increase or decrease.

All non-convertible fixed-income securities purchased by the Funds other than the Balanced and Star Advisers Funds will, at the time of purchase, either be rated investment grade by at least one major rating agency or be unrated but determined to be of investment grade quality by the Fund's subadviser.

[]   Lower Quality Fixed-Income Securities (Balanced and Star
Advisers Funds)
Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. During the fiscal year ended December 31, 1995, the Balanced and Star Advisers Funds had on average ___% and ___% of their assets, respectively, invested in fixed-income securities rated below investment grade. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A - Description of Bond Ratings."

[]   Zero Coupon, Pay-In-Kind and Step Coupon Securities and
"Strips" (Star Advisers Fund)
The Star Advisers Fund may invest in zero coupon, pay-in-kind and step coupon securities and in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The market values of "strips" and zero coupon, pay-in-kind and step coupon securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

[]   Repurchase Agreements
Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low market risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

[]   Investments in Other Investment Companies (International
Equity Fund)
The International Equity Fund may invest up to 10% of its total assets in securities of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for the Fund to invest in such countries. In other cases, where the Fund's subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

[]   Short-Term Trading
Although each Fund seeks long-term growth or return, each Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing a Fund's assets.

Recent portfolio turnover rates of each Fund are set forth above under "Financial Highlights."

[]   Options, Futures, Swap Contracts and Currency Transactions
(International Equity, Star Advisers and Growth Opportunities
Funds)
The International Equity and Star Advisers Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. These Funds may buy and sell futures contracts on securities, securities indexes or currencies. These Funds may also enter into swap contracts. These Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. These Funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. These Funds may enter into interest rate, currency and securities index swaps. These Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date.

The Growth Opportunities Fund may buy and sell futures contracts on a variety of stock indexes. The Fund would buy such a futures contract only when the Fund is experiencing significant cash inflows, and then only for the purpose of maintaining the Fund's exposure to the equity markets during the time before the Fund has fully invested incoming cash in equity securities directly. Similarly, the Fund would sell stock index futures only during periods of cash outflows from the Fund, for the purpose of reducing equity market exposure before holdings of stock are liquidated. The Fund will not use futures contracts for speculative purposes or to hedge against changes in the value of the Fund's securities portfolios.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract.
Although many futures contracts call for the delivery (or receipt) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities).

The value of options purchased by a Fund, futures contracts held by a Fund and a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on the subadvisers' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of swap contracts and of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most swap contracts and over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code (the "Code") and certain regulatory requirements may limit a Fund's ability to engage in futures, options and swap transactions.

[]   Currency Hedging Transactions (International Equity and Star
Advisers Funds)
The International Equity and Star Advisers Funds may, at the discretion of their subadvisers, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and swap contracts. For more information on foreign currency hedging transactions, see
Part II of the Statement.

[]   Miscellaneous

No Fund will invest more than 15% of its net assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

The Balanced, International Equity and Star Advisers Funds may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. The Star Advisers Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by New England Funds Trust I's trustees, that the particular issue of Rule 144A securities or commercial paper is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

The International Equity and Star Advisers Funds may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that a Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed delivery" basis falls or market rates of interest increase between the time a Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security. For more information on "when-issued" and "delayed delivery" securities, see Part II of the Statement.

To the extent the Star Advisers Fund may invest in derivative securities for other than bona fide hedging purposes, such investments may be speculative in nature and may involve additional risks.

The Star Advisers Fund is a "non-diversified" fund and as such is not required to meet any diversification requirements under the Investment Company Act of 1940 (the "1940 Act"), although the Fund must meet certain diversification standards to qualify as a "regulated investment company" under the Code. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.

[]   Special Considerations Regarding the Multi-Adviser Approach
(Star Advisers Fund)
NEFM, the adviser of the Star Advisers Fund, oversees the portfolio management services provided to the Fund by each of the four subadvisers. NEFM does not, however, determine what investments will be purchased or sold for any segment of the portfolio. Because each subadviser will be managing its segment of the portfolio independently from the other subadvisers, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for their segments of the portfolio. Because each subadviser directs the trading for its own segment of the portfolio, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire portfolio. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. The Fund does not intend to reallocate assets among the segments to reduce these differences in size. Net cash inflows or outflows resulting from sales and redemptions of the Fund's shares will be allocated on an equal basis, without regard to the relative size of the segments, among the four segments of the portfolio.

NEFM may, at its discretion, terminate its agreement with a segment's subadviser. In such case, NEFM will either enter into an agreement with another subadviser to manage the segment or will allocate the segment's assets equally among the other segments of the Fund.

                  F u n d   M a n a g e m e n t

New England Funds Management, L.P. ("NEFM"), 399 Boylston Street, Boston, Massachusetts, 02116, serves as the adviser to each Fund. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund and furnishes general business management and administration to each Fund.

The subadviser of the Capital Growth Fund, the Balanced Fund and the Value Fund is Loomis Sayles. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Richard
W. Hurckes and Scott S. Pape, Vice Presidents of Loomis Sayles, have served as the portfolio managers of the Capital Growth Fund since its inception in 1992. Carol C. McMurtrie, Vice President and Managing Partner of Loomis Sayles, and Tricia H. Mills and Douglas D. Ramos, Vice Presidents of Loomis Sayles, have served as portfolio managers of the Value Fund since March 1993.
Douglas D. Ramos and Meri Anne Beck have served as portfolio managers of the Balanced Fund since 1990; Ms. Beck is also a Vice President of Loomis Sayles. All of the foregoing persons have been employed by Loomis Sayles for five years except Mr. Pape who, prior to the time he joined Loomis Sayles, was Equity Portfolio Manger of the Illinois State Board of Investment.

The subadviser of the Growth Opportunities Fund is Westpeak, 1011 Walnut Street, Boulder, Colorado 80302. The portfolio manager of the Growth Opportunities Fund is Gerald H. Scriver, President and Chief Executive Officer of Westpeak. Mr. Scriver has been with Westpeak since its inception in 1991. Mr. Scriver was Director of Quantitative Strategies of INVESCO from 1989 through 1991.

The subadviser of the International Equity Fund is Draycott, 8 City Road, London EC2Y 1HE, England. Draycott was organized in 1991 to provide investment advice and management services to institutional investors' accounts and to mutual funds distributed to both institutional and retail customers. Draycott is a member of the Investment Management Regulatory Organization Limited
(IMRO), the U.K. regulator of investment advisers.  Nicholas D.
P. Carn, Chief Investment Officer, President and Chief Executive Officer of Draycott, Timothy S. Griffen, Senior Portfolio Manager and Pacific Rim Specialist of Draycott, Gregory D. Eckersley, Portfolio Manager and United Kingdom Specialist of Draycott, and Nigel Hankin, Portfolio Manager and European Specialist of Draycott, have served as the portfolio managers of the International Equity Fund since the Fund's inception in 1992. Prior to Draycott's organization in 1991, Mr. Carn was Managing Director, International Equities Group, Mr. Griffen was a Vice President and Portfolio Manager, Mr. Eckersley was Investment Manager and Mr. Hankin was European Fund Manager, all at CIGNA International Investment Advisors, Ltd.

Each Fund pays NEFM a management fee at the annual rate set forth in the following table:

                             Management fee paid by Fund to NEFM
                         (as a percentage of average daily net assets
          Fund                           of the Fund)
------------------------ --------------------------------------------

Balanced Fund            0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500 million

Capital Growth Fund      0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500 million

Growth Opportunities     0.70%  of the first $200 million
Fund                     0.65%  of the next $300 million
                         0.60%  of amounts in excess of $500 million

International Equity     0.90%  of the first $200 million
Fund                     0.85%  of the next $300 million
                         0.80%  of amounts in excess of $500 million

Star Advisers Fund       1.05%  of all assets

Value Fund               0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500 million

The advisory fee rates payable by the Balanced, Capital Growth, International Equity, Star Advisers and Value Funds are higher than those paid by most other mutual funds but are comparable to fee rates paid by some mutual funds with similar investment objectives and policies to these Funds. In the case of the Star Advisers Fund, this difference in the fee rate is partially due to the multi-adviser format.

Subject to the supervision of NEFM, each subadviser manages the portfolio(s) of the Fund(s) to which it serves as subadviser (in the case of the Star Advisers Fund, its segment of such Fund's portfolio) in accordance with the Fund's investment objective and policies, makes investment decisions for that Fund or segment, places orders to purchase and sell securities for that Fund or segment, and employs professional advisers and securities analysts who provide research services to that Fund or segment. The Funds pays no direct fees to any of their subadvisers.

Below is a brief description of the subadvisers of the Star
Advisers Fund.

Berger, 210 University Boulevard, Suite 900, Denver, Colorado 80206. Rodney L. Linafelter, Vice President of Berger, has day-to-day responsibility for the management of the segment of the Fund managed by Berger. Kansas City Southern Industries, Inc. ("KCSI"), a publicly traded holding company, owns approximately 80% of the outstanding shares of Berger.

Founders, 2930 East Third Avenue, Denver, Colorado 80206. To facilitate day-to-day investment management, Founders employs a unique team-and-lead-manager system. The management team for a portfolio or fund is comprised of Founders' Chief Investment Officer Bjorn K. Borgen, a lead portfolio manager, assistant portfolio managers, portfolio traders and research analysts.
Team members share responsibility for providing ideas, information, knowledge and expertise in the management of Founders' segment of the Fund. Each team member has one or more areas of expertise that is applied to the management of Founders' segment of the Fund. Daily decisions on portfolio selection rest with the lead portfolio manager, who, through participation in the team process, utilizes the input of other team members in making purchase and sale determinations. Edward F. Keely is lead portfolio manager for the segment of the Fund that is managed by Founders. Mr. Borgen has served as Founders' Chief Investment Officer since 1969 and owns all of Founders' outstanding shares.

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206. Warren B. Lammert has day-to-day management responsibility for those assets of the Fund allocated to Janus Capital, where he serves as a portfolio manager and Vice President of Investments. KCSI owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board of directors.

Loomis Sayles. Jeffrey C. Petherick, Vice President of Loomis Sayles and New England Funds Trust I, and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the segment of the Fund that is allocated to Loomis Sayles. Mr. Petherick has co-managed the Loomis Sayles segment of the Fund since the Fund's inception. Ms. Champagne has co-managed the Loomis Sayles segment of the Fund since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

NEFM pays each subadviser of the Star Advisers Fund a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that the subadviser manages and 0.50% of such assets in excess of $50 million. The Distributor in its discretion may, but is not obligated to, pay an incentive bonus to the subadviser whose segment of the Fund's portfolio has the highest relative total return for the prior year versus that segment's investment peer group as tracked by a major independent mutual fund reporting service.

NEFM pays the subadvisers of the following Funds a subadvisory fee at the annual rate set forth in the following table:

                                  Subadvisory fee payable by NEFM to
                                              subadviser
                                  (as a percentage of average daily
       Fund          Subadviser        net assets of the Fund)
-------------------  ----------    --------------------------------

Balanced Fund        Loomis       0.535%  of the first $200 million
                     Sayles       0.350%  of the next $300 million
                                  0.300%  of amounts in excess of
                                          $500 million

Capital Growth Fund  Loomis       0.60%   of the first $25 million
                     Sayles       0.55%   of the next $75 million
                                  0.50%   of the next $100 million
                                  0.35%   of the next $300 million
                                  0.30%   of amounts in excess of
                                          $500 million

Growth               Westpeak     0.50%   of the first $25 million
Opportunities Fund                0.40%   of the next $75 million
                                  0.35%   of the next $100 million
                                  0.30%   of amounts in excess of
                                          $200 million

International        Draycott     0.54%   of the first $200 million
Equity Fund                       0.49%   of the next $300 million
                                  0.44%   of amounts in excess of
                                          $500 million

Value Fund           Loomis       0.535%  of the first $200 million
                     Sayles       0.350%  of the next $300 million
                                  0.300%  of amounts in excess of
                                          $500 million

Prior to January 2, 1996 (December 29, 1995, in the case of the International Equity Fund), the current subadvisers to the Balanced, Capital Growth, International Equity and Value Funds served as those Funds' respective advisers, and New England Investment Companies, L.P. ("NEIC") served as adviser to the Star Advisers Fund. Prior to May 1, 1995, the Growth Opportunities Fund was advised by a different adviser and paid a lower rate of advisory fees.

The general partners of each of NEFM, the Distributor, Loomis Sayles and Westpeak are special purpose corporations. These corporations are indirect wholly-owned subsidiaries of NEIC, whose sole general partner, New England Investment Companies, Inc. ("NEIC Inc."), is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policy holders of The New England and MetLife and receipt of certain regulatory approvals. After such merger, NEIC Inc. will be a wholly-owned subsidiary of MetLife.

Draycott is a wholly-owned subsidiary of Cursitor Holdings Ltd. U.K. ("Cursitor"). Cursitor, headquartered at 66 Buckingham Gate, London, SW1E 6AU, England, is an international investment management group that had approximately $__ billion in assets under management at December 31, 1995. Alliance Capital Management, L.P. ("Alliance Capital") is expected to acquire the business of Cursitor later in 1996. As a result of this transaction, Draycott will become a wholly-owned subsidiary of a new entity, Cursitor Alliance LLC, in which Alliance Capital will directly and indirectly own a 93% interest. Alliance Capital Management Corporation ("ACMC") is the sole general partner of, and the owner of a 1% general partnership interest in, Alliance Capital. ACMC is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company.

Subject to applicable regulatory restrictions and such policies as the Trusts' trustees may adopt, the Funds' advisers or subadvisers may consider sales of shares of the Funds and other mutual funds they manage as a factor in the selection of broker-dealers to effect portfolio transactions for the Funds. Subject to procedures adopted by the trustees of the Trusts, Fund brokerage transactions may be executed by brokers that are affiliated with NEIC, NEFM or any subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

NEFM provides executive and other personnel for the management of the Trusts. Each Trust's Board of Trustees supervises the affairs of the Trust as conducted by NEFM and the Funds' subadvisers.

NEFM and the Distributor have voluntarily agreed to reduce their fees and to bear certain operating expenses charged to the International Equity Fund to the extent that the total of such fees and expenses would exceed 1.75% annually of the average daily net assets of the Fund's Class A shares and 2.50% annually of the average daily net assets of the Fund's Class B and Class C shares. NEFM and the Distributor may terminate these voluntary limitations at any time. In such event, the Fund would supplement its prospectus.

In addition to the management fee paid to its adviser, each Fund pays all expenses not borne by its adviser, subadviser(s) or the Distributor, including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies. Certain expenses are allocated differently between each Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, on the other hand. (See "Additional Facts about the Funds" below.)

               B u y i n g   F u n d   S h a r e s

Minimum Investment

Class Y shares of the Funds may be purchased by endowments and foundations. The minimum initial investment is $1 million for these entities and $100,000 for each subsequent investment.
Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least $10 million. Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of The New England, any other insurance company affiliated with The New England ("Separate Accounts") and, in the case of the International Equity Fund, by bank common trusts, bank collective trust funds and dedicated corporate or trusted funds, such as nuclear decommissioning trusts and hospital depreciation funds ("Special Accounts"). There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts or Special Accounts. Investments in the Funds may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing plans of amounts invested in the Funds. The Distributor serves as the principal underwriter of the Fund's shares. Shares may be purchased on any day when the New York Stock Exchange (the "Exchange") is open for business (a "business day"). Investors should contact New England Funds before attempting to place an order for Fund shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.

Ways To Buy Fund Shares

A shareholder may purchase Class Y shares for cash on any business day by the two methods described below:

BY WIRE TRANSFER: Prior to an initial investment, obtain an account number and wire transfer instructions by calling 1-800-225-5478. All funds should be transmitted to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit [Fund Name] Class Y shares, Shareholder Name, and Shareholder Account Number.

BY MAIL: For an initial investment, complete the attached application and return it with a check payable to New England Funds and mailed to New England Funds, L.P. P O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

Investment checks should be made payable to New England Funds. New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.) New England Funds will NOT accept third-party checks, except certain third-party checks issued by other mutual fund companies, broker-dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

Class Y shares of each Fund other than the Star Advisers Fund may also be purchased by exchanging securities on deposit with a custodian acceptable to the subadviser of the Fund or by a combination of such securities and cash. Purchase of shares of the Funds in exchange for securities is subject in each case to the determination by the Fund's subadviser that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by the Fund's subadviser in exchange for Fund shares will be valued in the same manner as the Fund's assets (generally the last quoted sales price), as described below under "Determination of Net Asset Value," as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered.
A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-225-5478.

A subadviser will not approve the acceptance of securities in exchange for shares of a Fund it manages unless (1) the subadviser, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions; and (4) the securities have a value which is readily ascertainable (not established by evaluation procedures alone) as evidenced by a listing on the New York Stock Exchange, the American Stock Exchange, NASDAQ or the principal securities exchange of countries in which the Fund may invest. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by exchange of securities (other than shares of other New England Funds).

General

The purchase price of shares of each Fund is the net asset value next determined after a purchase order is received in good order by New England Funds. For purposes of calculating the purchase price of Fund shares, a purchase order is considered received by the Fund on the day that it is "in good order" unless it is rejected by the Fund. For a purchase order to be in "good order" on a particular day, in the case of a purchase of Fund shares in exchange for securities, the investor's securities must be placed on deposit at a depository acceptable to the Fund's subadviser by 4:00 p.m. (Eastern time) and, in the case of a cash investment, Federal funds must be wired to the Fund between 9:00 a.m. and 4:00 p.m. (Eastern time) or a check for the purchase price of the shares, accompanied by a completed application, must have been received by New England Funds before 4:00 p.m. (Eastern time) on that day. Orders received after 4:00 p.m. (Eastern time) will receive the next day's price.

Purchases will be made in full and fractional Class Y shares calculated to three decimal places. The shareholder will receive a statement of Fund shares owned following each transaction. Investors will not receive certificates representing Class Y shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.

               O w n i n g   F u n d   S h a r e s

Exchanging Among New England Funds

A shareholder may exchange Class Y shares of the Funds or any other series of the Trusts for Class Y shares of any other series of the Trusts which offers Class Y shares or for Class A shares of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds").

To make an exchange, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

Shareholders have the automatic privilege to exchange Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon telephone instructions, will provide shareholders with written confirmations of such transactions and will record telephone instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Fund Dividend Payments

The Capital Growth Fund, the International Equity Fund, the Value Fund and the Star Advisers Fund pay dividends annually and the Balanced Fund and the Growth Opportunities Fund pay dividends quarterly. Each Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trusts may adopt a different schedule as long as payments are made at least annually. A shareholder intending to purchase shares of a Fund shortly before it declares a dividend should be aware that a portion of the purchase price may be returned to the shareholder as a taxable dividend.

Shareholders have the option to reinvest all distributions in additional shares of the Fund or in Class Y shares of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in Class Y shares of the respective Fund at net asset value unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

                DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in Class Y shares of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

              S e l l i n g   F u n d   S h a r e s

Ways to Sell Fund Shares

A shareholder may redeem shares of the Funds in the following ways:

[]   By telephone:
Shares may be redeemed by telephone on any business day for cash by the two methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. The proceeds generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) and requesting that a check for the proceeds be mailed to the address on your account, [provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less.] Generally, the check will be mailed to you on the business day after your redemption request is received.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[]   By mail:
Shares may be redeemed at their net asset value next determined after receipt of a request in good order by sending a written request (including any necessary special documentation) to New
England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record or wired to your bank account. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

General. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank and Trust Company ("State Street Bank"). Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor
receives your request in good order.   However, in those cases
where you have recently purchased your shares by check and you make a redemption request within 10 days after such purchase, the Fund may withhold redemption proceeds until the Fund knows that the check has cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

If a Fund's subadviser(s) determine(s), in its or their sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Fund's subadviser(s) in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Funds' right to pay redemptions in kind is limited by an election made by the Funds under Rule 18f-1 under the 1940 Act. See "Redemptions" in Part II of the Statement.

                     F u n d   D e t a i l s

Determination of Net Asset Value

The net asset value of each Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. [Eastern time]) on the Exchange on each day that the Exchange is open for trading. Each Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States which closes before the close of the Exchange generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such security will be valued at fair value as of the close of regular trading on the Exchange. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of each Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of each Fund's portfolio (or, in the case of the Star Advisers Fund, each segment of the Fund's portfolio) are valued at their fair market value as determined in good faith by the adviser or subadviser of that Fund or segment (or a pricing service selected by the adviser or subadviser) under the supervision of each Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of the net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of each Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class Y shares is the net asset value per share.

Income Tax Considerations

Each Fund intends to meet all requirements of the Code necessary to qualify as a ``regulated investment company'' and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions derived from a Fund's long-term capital gains ("capital gains distributions"), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income and net capital gains earned during that calendar year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The International Equity Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in a Fund on their particular federal, state and local tax situations. Shareholders of the International Equity Fund should also consult their tax advisers about consequences of their investment under foreign laws.

Performance Criteria

Each Fund may include total return information for each class of shares in advertisements or other written sales material. Each Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter, or, in the case of the Growth Opportunities Fund's Class A shares, for the periods from July 27, 1988 and May 1, 1995, when there were changes in that Fund's investment adviser, to the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

The Balanced Fund may also include the yield of each class of its shares, accompanied by the total return, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent thirty-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

The Balanced Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent twelve-month, three-month or thirty-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

All performance information is based on past results and is not an indication of likely future performance. As a result of lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

Additional Facts About the Funds

[]   New England Funds Trust I was organized in 1985 as a
Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Value and Balanced Funds were organized prior to 1985 and conducted investment operations as separate corporations until their reorganization as series of New England Funds Trust I in January 1987. The International Equity Fund and the Capital Growth Fund were organized in 1992 and the Star Advisers Fund was organized in 1994.

[]   New England Funds Trust II was organized in 1931 as a
Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Growth Opportunities Fund is the original series of shares of the Trust and has been in operation since 1931.

[]   An investor in a Fund acquires freely transferable shares of beneficial interest that entitle the investor to receive annual or quarterly dividends as determined by the respective Trust's trustees and to cast a vote for each share owned at shareholder meetings. Shares of each Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote. No Rule
12b-1 plan applies to the Class Y shares of any Fund.

[]   Class A, Class B and Class C shares are identical to Class Y shares, except that Class A and Class B shares are subject to a sales load or contingent deferred sales charge, Class A, Class B and Class C shares bear a service fee at the annual rate of 0.25% of average net assets (and in the case of Class B and Class C shares a 0.75% distribution fee, and have separate voting rights in certain circumstances. Class Y bears its own transfer agency and prospectus printing costs. The minimum investment in Class A, Class B and Class C shares is $2,500 (but lower minimums apply to purchases under certain special programs).

[]   Except for matters that are explicitly identified as
``fundamental'' in this prospectus or Part I of the Statement, the investment policies of each Fund may be changed without shareholder approval or, in most cases, prior notice. The investment objectives of the Value and Balanced Funds are fundamental. The investment objectives of the Capital Growth, International Equity and Star Advisers Funds are not fundamental. The investment objective of the Growth Opportunities Fund is not fundamental but, as a matter of policy, the trustees would not change the objective without shareholder approval. If there is a change in the Capital Growth, International Equity, Star Advisers or Growth Opportunities Funds' objectives, shareholders should consider whether these Funds remain appropriate investments in light of their current financial position and needs.

[]   The Trusts do not generally hold regular shareholder
meetings and will do so only when required by law. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

[] The transfer and dividend paying agent for the Funds is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]   The Trusts (together with the Money Market Funds) constitute the New England Funds. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in this prospectus that relate to the other Trust. The trustees of each Trust have considered this possible liability and approved the use of this combined prospectus for Funds of both Trusts.

[]   Each Fund's annual report contains additional performance
information and is made available upon request and without charge.

[]   The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

[]   The Distributor has entered into a selling agreement with
investment dealers, including a broker-dealer that is an affiliate of the Distributor, for the sale of the Funds' Class Y Shares. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Registered representatives of the affiliated broker-dealer are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly owned subsidiary of NEIC. NEIA may receive compensation with respect to certain sales of each Fund's Class Y shares from the Fund's subadviser.

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND GOVERNMENT SECURITIES FUND
NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND
NEW ENGLAND STRATEGIC INCOME FUND
NEW ENGLAND BOND INCOME FUND
NEW ENGLAND HIGH INCOME FUND

NEW ENGLAND MUNICIPAL INCOME FUND (formerly named New England Tax
Exempt Income Fund)

Prospectus and Application _ April 15, 1996

New England Government Securities Fund, New England Strategic Income Fund, New England Bond Income Fund and New England Municipal Income Fund, series of New England Funds Trust I, and New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund and New England High Income Fund, series of New England Funds Trust II, are separate mutual funds (the "Funds" and each a "Fund"). New England Funds Trust I and New England Funds Trust II are referred to in this prospectus as the "Trusts."

Each Fund offers two classes of shares to the general public (Classes A and B) except New England Limited Term U.S. Government, New England Strategic Income Fund and New England Bond Income Fund, which offer three classes of shares (Classes A, B and C) to the general public. The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B shares. Class B shares automatically convert to Class A shares eight years after purchase. No initial sales charge or CDSC applies to purchases or redemptions of Class C shares which do not have a conversion feature. Class B and Class C shares bear higher 12b-1 fees than Class A shares. See "Buying Fund Shares _ Sales Charges." Through a separate prospectus, New England Government Securities Fund, New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund, New England Strategic Income Fund and New England Bond Income Fund also offer an additional class of shares, Class Y shares, to certain institutional investors. To obtain more information about Class Y shares, please call New England Funds, L.P. (the "Distributor") toll-free at 1-800-225-5478.

This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Funds dated April 15, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P., SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225- 5478. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.

New England High Income Fund invests primarily in and New England Strategic Income Fund may invest up to all of its assets in lower rated bonds commonly known as "junk bonds." This type of investment is subject to greater risk than higher rated bonds with respect to principal and interest payments, including the risk of default. Investors should assess carefully the risks associated with investment in these funds. See "Investment Risks -- Lower Rated Fixed-Income Securities."

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For general information on the Funds or any of their services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free: 1-800-225-5478.

                T a b l e   O f   C o n t e n t s
Page
     NEW ENGLAND FUNDS
     Investment Objectives             The investment goal for each
                                       Fund.
     New England Investment Companies  The Funds' adviser and
      and the Funds' Adviser and       subadvisers are affiliates of
      Subadvisers                      NEIC.

     FUND EXPENSES AND FINANCIAL
     INFORMATION
     Schedule of Fees                  Sales charges, yearly operating
                                       expenses.
     Financial Highlights              Historical information on the
                                       Funds' performance.

     INVESTMENT STRATEGY
     How the Funds Pursue Their
      Objectives
     Fund Investments

     INVESTMENT RISKS                  It is important to understand
                                       the risks inherent in a Fund
                                       before you invest.

     FUND MANAGEMENT

     BUYING FUND SHARES
     Minimum Investment                Everything you need to know to
                                       open and add to
     6 Ways to Buy Fund Shares         a New England Funds account.
      []  Through your investment
      dealer
      []  By mail
      []  By wire transfer
      []  By Investment Builder
      []  By electronic purchase
      through ACH
      []  By exchange from another New
      England Fund
     Sales Charges
     Reduced Sales Charges (Class A
     Shares Only)

     OWNING FUND SHARES
     Exchanging Among New England      New England Funds offers three
      Funds                            convenient ways to
     Fund Dividend Payments            exchange Fund shares.

     SELLING FUND SHARES
     5 Ways to Sell Fund Shares        How to withdraw money or close
                                       your account.
      []  Through your investment
           dealer
      []  By telephone
      []  By mail
      []  By check
      []  By Systematic Withdrawal
           Plan
     Repurchase Option (Class A Shares An opportunity to reinvest your
      Only)                            redemption proceeds within 120
                                       days for no sales charge.

     FUND DETAILS                      Additional information you may
                                       find important.
     How Fund Share Price is
      Determined
     Income Tax Considerations
     The Funds' Expenses
     Performance Criteria
     Additional Facts About the Funds
     Appendix A                        Ratings of Securities.
     Appendix B                        Portfolio Composition of the
                                       High Income Fund.
     Glossary of Terms

                N e w   E n g l a n d   F u n d s

Investment Objectives

NEW ENGLAND GOVERNMENT SECURITIES FUND
(the "Government Securities Fund")
The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities.
Subadviser:  Back Bay Advisors, L.P.

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
(the "Limited Term U.S. Government Fund")
The Fund seeks a high current return consistent with preservation of capital.
Subadviser:  Back Bay Advisors, L.P.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND
(the "Adjustable Rate Fund")
The Fund seeks a high level of current income consistent with low volatility of principal. The Fund intends to pursue its objective by investing only in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
Subadviser:  Back Bay Advisors, L.P.

NEW ENGLAND STRATEGIC INCOME FUND
(the "Strategic Income Fund")
The Fund seeks high current income with a secondary objective of capital growth.
Subadviser: Loomis, Sayles & Company, L.P.

NEW ENGLAND BOND INCOME FUND
(the "Bond Income Fund")
The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.
Subadviser:  Back Bay Advisors, L.P.

NEW ENGLAND HIGH INCOME FUND
(the "High Income Fund")
The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.
Subadviser:  Back Bay Advisors, L.P.

NEW ENGLAND MUNICIPAL INCOME FUND (formerly named New England Tax Exempt Income Fund)
(the "Municipal Income Fund")
The Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from regular federal income tax but may be subject to the federal alternative minimum tax ("municipal securities"), and may engage in transactions in financial futures contracts and options on futures.
Subadviser:  Back Bay Advisors, L.P.

New England Investment Companies and the Funds' Adviser and
Subadvisers

The investment adviser and subadvisers of each of the Funds are independently-operated subsidiaries of New England Investment Companies, L.P. ("NEIC"), the [fifth]-largest publicly traded investment management firm in the United States. NEIC is listed on the New York Stock Exchange and through its subsidiaries or an affiliate manages over $__ billion in assets for individuals and institutions. Each adviser and subadviser operates independently and is staffed by experienced investment professionals. All the advisers and subadvisers apply specialized knowledge and careful analysis to the pursuit of each Fund's objectives.

New England Funds Management, L.P. ("NEFM") is investment adviser of each of the Funds, as well as most of the other New England
Funds.

Back Bay Advisors, L.P. ("Back Bay Advisors"), subadviser of all the Funds except the Strategic Income Fund, manages over $_ billion in assets, primarily mutual fund and institutional fixed-income portfolios.

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), subadviser to the Strategic Income Fund, has over $__ billion of assets under management. Loomis Sayles manages portfolios for mutual funds and other institutional investors and individuals.

                F u n d   E x p e n s e s   A n d
            F i n a n c i a l   I n f o r m a t i o n

Schedule of Fees

Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in the Funds and estimated annual expenses for each class of the Funds' shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Funds for the periods specified.

Shareholder transaction expenses

                                   New England Government Securities Fund
                                        New England Bond Income Fund
                                        New England High Income Fund
                                     New England Municipal Income Fund
                                     New England Strategic Income Fund
                                   --------------------------------------
                                      Class A      Class B     Class C
                                   ------------  ----------  -----------
Maximum Initial Sales Charge Imposed
on a Purchase (as a percentage of
offering price)(1)(2)
                                       4.50%        None         None
Maximum Contingent Deferred Sales
Charge (as a percentage of
original purchase price or
redemption proceeds, as
applicable)(2)                          (3)         4.00%        None

                                       New England         New England
                                      Limited Term       Adjustable Rate
                                     U.S. Government           U.S.
                                          Fund           Government Fund
                                   -------------------   ---------------
                                   Class  Class  Clas     Class    Class
                                     A      B     s C       A        B
                                   -----  -----  ----    -------  ------
                                                   -
Maximum Initial Sales Charge Imposed
on a Purchase (as a percentage of
offering price)(1)(2)
                                   3.00%  None   None     1.00%    None
Maximum Contingent Deferred Sales
Charge(as a percentage of
original purchase price or
redemption proceeds, as
applicable)(2)                      (3)   4.00%  None      (3)     4.00%

(1) A reduced sales charge on Class A shares applies in some cases. See "Buying Fund Shares -- Reduced Sales Charges (Class A Shares Only)."
(2)  Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."

Annual Fund operating expenses
(as a percentage of average net assets)

                      New England         New England
                      Government         Limited Term
                      Securities        U.S. Government
                         Fund              Fund*****
                      -----------      -----------------
                     Class  Class    Class  Class   Class
                       A      B        A      B       C
                     -----  -----    -----  -----   -----
Management Fees      ___%    ___%    ___%    ___%    ___%
12b-1 Fees           0.25%  1.00%*   0.35%  1.00%*  1.00%*
Other Expenses       ___%    ___%    ___%    ___%    ___%
Total Fund           ___%    ___%    ___%    ___%    ___%
Operating Expenses

                         New England                   New
                       Adjustable Rate               England
                       U.S. Government          Strategic Income
                          Fund*****                   Fund
                      ------------------       -------------------
                      Class A    Class B    Class A  Class B  Class C
                       -----      -----      -----    -----    -----
Management Fees        ___%**    ___%**     ___%***  ___%***  ___%***
12b-1 Fees             0.25%     1.00%*      0.25%   1.00%*   1.00%*
Other Expenses          ___%      ___%       ___%     ___%     ___%
Total Fund             ___%**    ___%**     ___%***  ___%***  ___%***
Operating Expenses

                         New England            New England
                       Bond Income Fund       High Income Fund
                     -------------------    -------------------
                     Class  Class  Class      Class      Class
                       A      B      C          A          B
                     -----  -----  ------     -----      -----
Management Fees      ___%   ___%    ___%     ___%****  ___%****
12b-1 Fees           0.25%  1.00%  1.00%*     0.35%     1.00%*
                              *
Other Expenses       ___%   ___%    ___%       ___%      ___%
Total Fund           ___%   ___%    ___%     ___%****  ___%****
Operating Expenses

                        New England
                     Municipal Income
                           Fund
                     ----------------
                     Class A  Class B
                     -------  --------
Management Fees       ___%      ___%
12b-1 Fees            0.25%    1.00%*
Other Expenses        ___%      ___%
Total Fund            ___%      ___%
Operating Expenses

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** After voluntary fee waiver and expense reduction by the Fund's adviser and/or the Distributor. Without the voluntary limitations, Management Fees would be ____% for both classes and Total Fund Operating Expenses would be ____% for Class A shares and ____% for Class B shares.
     These voluntary limitations can be terminated by the Fund's adviser or the Distributor at any time.
*** After voluntary fee waiver and expense reduction by the Fund's adviser and subadviser. Without the voluntary limitations, Management Fees would be ____% for all classes and Total Fund Operating Expenses would be ____% for Class A shares, ____% for Class B shares and ____% for Class C shares. These voluntary limitations can be terminated by the Fund's adviser or subadviser at any time.
**** After voluntary fee waiver by the Fund's adviser. Without the voluntary limitation, Management Fees would be ____% for all classes and Total Fund Operating Expenses would be ____% for Class A shares and ____% for Class B shares. This voluntary limitation can be terminated by the Fund's adviser at any time.

*****The expense information contained in this table and its footnotes for the Limited Term U.S. Government Fund and the Adjustable Rate Fund has been restated to reflect fees and expenses currently in effect for those Funds.

Example

You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

             New England             New England            New England
             Government           Limited Term U.S.       Adjustable Rate
           Securities Fund         Government Fund        U.S. Government
          ----------------    -------------------------         Fund
                                                          ----------------
           Class    Class     Class     Class    Class    Class    Class
             A        B         A         B        C        A        B
          ------   -------    ------  ---------  ------   -----  --------
                   (1) (2)            (1)  (2)                   (1)   (2)
1 year    $        $   $      $       $    $    $         $      $     $
3 years   $        $   $      $       $    $    $         $      $     $
5 years   $        $   $      $       $    $    $         $      $     $
10 years* $        $   $      $       $    $    $         $      $     $

                New England               New England
           Strategic Income Fund        Bond Income Fund
          -----------------------    ---------------------
          Class    Class    Class    Class    Class  Class
            A        B        C        A        B      C
          -----  --------   ------    ----   ------- -----
                 (1)  (2)                   (1) (2)
1 year    $      $    $     $        $      $   $    $
3 years   $      $    $     $        $      $   $    $
5 years   $      $    $     $        $      $   $    $
10 years* $      $    $     $        $      $   $    $

             New England       New England Municipal
           High Income Fund         Income Fund
            -------------         ----------------
           Class A  Class B     Class A     Class B
           -------  -------    --------    ---------
                    (1) (2)               (1)    (2)
1 year     $        $   $      $          $     $
3 years    $        $   $      $          $     $
5 years    $        $   $      $          $     $
10 years*  $        $   $      $          $     $

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using
     Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' management fees, 12b-1 fees and other expenses, please see "Fund Management," "The
Funds' Expenses" and "Additional Facts About the Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                      Financial Highlights

                           To Be Filed

                          By Amendment

              I n v e s t m e n t   S t r a t e g y

How the Funds Pursue Their Objectives

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to the Fund's investment objective and policies. There can be no assurance that any Fund will achieve its objective. Each Fund is a "diversified" mutual fund.

Fund Investments

[]   Government Securities Fund
The Government Securities Fund expects that under normal market conditions it will invest 100% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities that are backed by the full faith and credit of the U.S. Government. These securities include, for example, U.S. Treasury bills, bonds and notes, mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA") and Federal Housing Administration debentures.

The Fund may invest in securities of any maturity and in zero coupon securities. In addition to investing directly in U.S.
Government securities, the Fund may purchase "stripped" securities.

For hedging purposes, the Government Securities Fund may also purchase and sell interest rate futures contracts on U.S. Government securities and may write and purchase options on such futures and options on U.S. Government securities. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value, but this result cannot be assured. Options and futures are not backed by the U.S. Government.

It is a fundamental policy of the Fund that under normal market conditions it will invest at least 65% of its total assets in "U.S. Government Securities," which term as used in this prospectus includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

[]   Limited Term U.S. Government Fund

The Fund seeks to achieve its objective by investing in U.S. Government Securities. Under normal market conditions, 65% or more of the Fund's total assets will be invested in U.S. Government Securities (including zero coupon bonds) and collateralized mortgage obligations ("CMOs"). The Fund limits its investments in CMOs to those issued by instrumentalities of the U.S. Government. The Fund may also invest in asset-backed securities rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Ratings Group ("S&P") or unrated but determined by the Fund's subadviser to be of comparable quality to securities in those rating categories. For hedging purposes, the Fund may purchase and sell financial futures contracts and options.

The Fund's subadviser, Back Bay Advisors, provides a continuous investment program designed to maximize current return while minimizing fluctuations in the value of the Fund's portfolio, thus stabilizing the net asset value of the Fund's shares. Because the market value of fixed-income securities fluctuates in response to changes in interest rates, there is a risk of a decline in the value of the Fund's portfolio (and a corresponding decrease in the value of the Fund's shares) if interest rates increase. To reduce this risk, the Fund will ordinarily seek to maintain an average dollar-weighted maturity of three to seven years. The Fund may hold individual securities with maturities of more than seven years as long as its average maturity remains within this limit.

"Duration" is a commonly used measure of the price responsiveness of a fixed-income security or a portfolio of fixed-income securities to an interest rate change (i.e., the change in price one can expect from a given change in interest rates). Many investors and investment analysts consider duration to be a more useful measure of price sensitivity than "maturity." A debt instrument's duration is derived by discounting principal and interest payments to their present value using the instrument's current yield to maturity and calculating the dollar-weighted average time until these payments will be received. The Fund will seek to maintain an average portfolio duration of four years or less. The Fund's portfolio may include fixed-income securities with durations of more than four years, so long as the Fund seeks to maintain an average portfolio duration of four years or less.

The values of securities having shorter durations generally fluctuate less than securities with longer durations. A portfolio with an average duration of four years or less should provide investors with a reduced risk of loss due to rising interest rates. For example, based on yields of 5.2% for a five-year U.S. Treasury security and 6.05% for a 30-year U.S. Treasury security, a 1% increase in interest rates would be expected to result in approximately a 4.3% reduction in the value of the five-year security (duration 4.3) as compared to approximately a 13% reduction in the value of the 30-year security (duration 13). Conversely, a 1% decrease in interest rates would be expected to result in similar increases in value. These expectations represent Back Bay Advisors' estimate of portfolio volatility based upon historic data collected under a wide variety of market conditions, but there is no assurance that actual volatility will be consistent with such expectations.

The Fund may lend portfolio securities amounting to not more than 25% of its assets to securities dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations and the Fund is delayed in or prevented from recovering the collateral.

[]   Adjustable Rate Fund
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in adjustable rate mortgage securities ("ARMs") or other securities collateralized by or representing interests in mortgages (collectively, "mortgage securities"), which have interest rates that are reset at periodic intervals and which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund also may invest in CMOs issued by instrumentalities of the U.S. Government, but will not invest in privately issued CMOs. Other securities purchased by the Fund will be limited to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will not include any stripped securities (such as interest only or principal only obligations) or zero coupon obligations. As more fully described in Part I of the Statement, the Fund also intends to limit its investments to those that would be permissible investments for federal credit unions and national banks. When maintaining a temporary defensive position, the Fund may invest its assets, without limit, in U.S. Government Securities of any type.

[]   Strategic Income Fund

The Fund seeks to achieve its investment objectives by investing at least 65% of its total assets in debt instruments. The Fund may invest in debt instruments issued by corporations based in the United States or abroad and debt instruments that are convertible into equity securities. The Fund may also invest in U.S. Government Securities and in securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) ("Foreign Government Securities") and securities issued by supranational agencies. The Fund may invest in debt instruments in any rating category including debt instruments rated in the lowest rating categories (C by Moody's and D by S&P) and in instruments that are unrated. For more information about the risks of investing in low rated, high risk securities and securities of foreign issuers, see "Investment Risks _ Lower Rated Fixed-Income Securities" and "Foreign Securities."

Under normal market conditions, the Fund will invest in debt instruments of both domestic and foreign issuers and in corporate as well as government issues. At any time, however, the Fund may invest up to 100% of its assets in debt instruments of U.S. issuers, in debt instruments of foreign issuers, in corporate debt instruments or in government securities. The Fund may invest up to a total of 35% of its total assets in preferred stocks, dividend-paying common stocks and shares of closed-end investment companies (which shares will not exceed 10% of the Fund's total assets).

The proportion of Fund assets invested in corporate bonds, government bonds and preferred or common stock will vary over time based on changing market conditions. When Loomis Sayles believes that a particular market presents more opportunity than other markets, it may increase the proportion of the Fund's assets invested in that market.

The Fund may invest in Rule 144A securities. For hedging purposes, the Fund may also purchase and sell options and futures and engage in foreign currency transactions. The Fund may also invest in mortgage-backed securities, zero coupon bonds, stripped securities and pay-in-kind securities. For more information about all these types of investments, see "Investment Risks" below.

[]   Bond Income Fund

The Bond Income Fund invests primarily in corporate and U.S. Government bonds. At least 80% of its total assets will be invested in bonds carrying investment grade ratings from one of the recognized rating services. The Fund may also purchase non-rated or lower-rated bonds. Bonds rated BBB by S&P or Baa by Moody's (the lowest ratings that are considered investment grade) have some speculative characteristics, and unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of these bonds to make principal and interest payments than is the case with higher grade bonds. If an investment rated BBB or Baa is downgraded by a major rating agency, the Fund's subadviser will consider whether the investment remains appropriate for the Fund. The Fund may invest in securities of any maturity and in zero coupon securities. The Fund may also invest in CMOs. The Fund will normally maintain an average dollar-weighted portfolio maturity of less than ten years. The Fund may invest in convertible securities.

The Fund may invest in foreign securities but will do so only when the Fund's subadviser believes the associated risks are minimal as compared to similar securities of domestic issuers.

The Fund may engage in a variety of options and futures transactions with respect to U.S. or Foreign Government
Securities and corporate fixed-income securities.  See
"Investment Risks -- Options, Futures, Swaps and Currency
Transactions" for information about these kinds of transactions.

[]   High Income Fund
The High Income Fund invests primarily in long-term corporate fixed-income securities, the majority of which are rated BBB or lower by S&P or Baa or lower by Moody's or are unrated. See "Investment Risks _ Lower Rated Fixed-Income Securities" below.
A diversified portfolio of these securities normally provides a current yield or yield to maturity that is significantly higher than yields of higher rated fixed-income securities. In addition to high current income, the Fund seeks capital appreciation through (1) market price appreciation in periods of declining interest rates and (2) improvement in the credit standing of issuers.

The Fund's subadviser, Back Bay Advisors, provides the Fund with a management program that seeks to reduce risks to the Fund by diversification and analysis of the underlying creditworthiness of issuers and the underlying value of securities. Back Bay Advisors performs its own credit analyses and does not rely primarily on the ratings assigned by rating services. Back Bay Advisors' analyses, in ascertaining both creditworthiness and potential for capital appreciation, focus on technical factors as well as fundamental factors such as the relationship of current market price to anticipated cash flow and its coverage of interest or dividend requirements, debt as a percentage of assets, earnings prospects, the experience and perceived strength of the issuer's management, price responsiveness of the issuer's securities to changes in interest rates and business conditions, debt maturity schedules and borrowing requirements and the issuer's liquidation value.

The Fund will not invest in defaulted issues as a standard practice, but may from time to time invest in certain defaulted issues that, in the view of Back Bay Advisors, present an attractive opportunity for capital appreciation. Because defaulted issues are ordinarily not income producing, investment in such issues would likely reduce the Fund's current yield.

The Fund expects that under normal market conditions at least 80% of the value of its total assets will be invested in long-term fixed-income securities of U.S. corporations, including preferred stock and convertible securities. To achieve its basic investment objective, the Fund from time to time also may invest up to 20% of the value of its total assets in common stocks and up to 10% of the value of its total assets in fixed-income securities issued by foreign governments or by companies organized in foreign countries. However, investments in both of these types of securities on a combined basis generally will not exceed 20% of the value of the Fund's assets. See "Investment Risks _ Foreign Securities" below.

If Back Bay Advisors expects a rising trend in interest rates, it may shift the Fund's portfolio into shorter-term debt securities and domestic money market instruments whose prices might not be affected as much by an increase in interest rates. During those periods, or other periods when market conditions temporarily warrant a more defensive strategy, or in order to meet redemptions or pending investments, the Fund may invest an unlimited portion of its assets in U.S. Government Securities; certificates of deposit, bankers' acceptances and other obligations of U.S. banks with deposits of at least $2 billion at the close of the last calendar year; commercial paper that is rated in the two highest categories of Moody's or S&P; short-term fixed-income securities that are rated within the three highest categories of Moody's or S&P; and repurchase agreements with financial institutions deemed creditworthy by Back Bay Advisors. Investment in such instruments may result in a lower current yield and would tend to limit appreciation possibilities.

The Fund may lend portfolio securities amounting to not more than 10% of its assets to securities dealers. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations and the Fund is delayed in or prevented from recovering the collateral.

The Fund may engage in a variety of options and futures transactions with respect to U.S. or Foreign Government
Securities and corporate fixed-income securities.  See
"Investment Risks -- Options, Futures, Swaps and Currency
Transactions" for information about these kinds of transactions.

[]   Municipal Income Fund
The Fund will normally invest at least 80% of its total assets in debt securities of Municipal Issuers, the interest from which is exempt from regular federal income tax but may be subject to the federal alternative minimum tax. For this purpose, "Municipal Issuers" means states and other political subdivisions of the United States, local governments, and agencies, authorities and other instrumentalities of the foregoing. Securities purchased by the Fund will be largely of investment grade quality. Immediately after the purchase of any investment, at least 85% of the Fund's assets will consist of securities rated AAA, AA, A or BBB by S&P, Aaa, Aa, A or Baa by Moody's or unrated but determined by the Fund's subadviser to be of comparable quality to securities in those rating categories. The other 15% of the Fund's assets may be invested in securities rated below investment grade (below BBB or Baa) or unrated but determined by the subadviser to be of comparable quality. Bonds rated BBB or Baa are considered investment grade but may have some speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of these bonds to make principal and interest payments than is the case with higher grade bonds. If an investment rated BBB or Baa is downgraded by a major rating agency, the subadviser will consider whether the investment remains appropriate for the Fund. The Fund may invest in bonds rated in the lowest rating categories, D by S&P or C by Moody's. These classes of bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing. The Fund may invest in securities of any maturity.

The Fund may also purchase and sell interest rate futures contracts and tax exempt bond index futures contracts and may write and purchase related options. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value and the writing of options on futures may yield additional income for the Fund, but these results cannot be assured. Income from options and futures transactions is not tax-exempt.

Although the yield of a tax exempt fund generally will be lower than that of a taxable income fund, the net after-tax return to investors may be greater. The table below illustrates what tax free investing can mean. It shows what you must earn from a taxable investment to equal a tax-free yield ranging from 4% to 6%, under current federal tax rates. You can see that as your tax rate goes up, so do the benefits of tax-free income. For example, a married couple with a taxable income of $40,000 filing a joint return would have to earn a taxable yield of 8.33% to equal a tax-free yield of 6.0%. This example and the following table do not take into account the effect of state or local income taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax exempt income, or the federal alternative minimum tax that may be payable to the extent that Fund dividends are derived from interest on "private activity" bonds (see below). Also, a portion of the Fund's distributions may consist of ordinary income or short-term or long-term capital gains and will be taxable to you as such.

TAX FREE INVESTING

                  Taxable and Tax-Exempt Yields

Taxable Income                Federal   If Tax Exempt Yield is
Single         Joint          Marginal  4.0%  4.5%   5.0%   5.5%  6.0%
Return         Return         Tax Rate    then the equivalent taxable
($)            ($)                              yield would be:
   0 -             0 -         15.00%   4.71% 5.29%  5.88% 6.47%  7.06%
     -               -         28.00%   5.56% 6.25%  6.94% 7.64%  8.33%
     -               -         31.00%   5.80% 6.52%  7.25% 7.97%  8.70%
     -               -         36.00%   6.25% 7.03%  7.81% 8.59%  9.38%
                               39.60%   6.62% 7.45%  8.28% 9.11%  9.93%

Under the Internal Revenue Code (the "Code"), the interest on so-called "private activity" bonds is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The Fund may to invest all or any portion of its assets in "private activity" bonds.

The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

[]   U.S. and Foreign Government Securities

Different types of U.S. and Foreign Government Securities have different kinds of government support. U.S. Government Securities include securities backed by the full faith and credit of the U.S. Government, as well as many other securities that are not full faith and credit obligations. For example, obligations of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the U.S. Treasury, and obligations of the Federal Home Loan Mortgage Corporation (the "FHLMC") and the Federal National Mortgage Association (the "FNMA") are supported only by the credit of those corporations. Similarly, obligations of foreign governmental entities include obligations issued or guaranteed by governments with taxing power or by their agencies. Some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision (such as a province of Canada) and some are not. For example, Foreign Government Securities include securities issued by corporations which have been charged with a public purpose and a majority of whose outstanding equity securities are owned by a foreign government or government agency. Such securities may be supported only by the credit of the issuing corporation and not by that of the government or agency.

In addition to investing directly in U.S. and Foreign Government Securities, the Government Securities and Strategic Income Funds may purchase "stripped" securities evidencing undivided ownership interests in interest payments or principal payments, or both, on U.S. and Foreign Government Securities. These investments may be more volatile than other types of U.S. or Foreign Government Securities.

[]   Foreign Currency Exchange Transactions

The Funds that may invest in securities denominated in foreign currencies or traded in foreign markets may engage in related foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future portfolio holdings are denominated or quoted.

The Bond Income and Strategic Income Funds may engage in transactions in currency forward contracts. A currency forward contract is a contract with a major international bank that obligates the bank and the other party to the contract to exchange specified amounts of different currencies at a specified future date. For example, the bank may agree to deliver a specified number of French francs, in exchange for a specified number of U.S. dollars on a certain date.

From time to time, a portion of the Bond Income or Strategic Income Fund's assets may be invested in securities that are denominated in foreign currencies or that are traded in markets where purchase or sale transactions settle in a foreign currency. Currency forward contracts may be used both (1) to facilitate settlement of a Fund's transactions in these securities and (2) to hedge against possible adverse changes in the relative values of the currencies in which the Fund's portfolio holdings (or intended future holdings) are denominated.

Currency forward contracts involve transaction costs and the risk that the banks with which a Fund enters into such contracts will fail financially. Each Fund's subadviser will, however, monitor the creditworthiness of these banks on an ongoing basis. Successful use of currency forward contracts for hedging purposes also depends on the accuracy of the subadviser's forecasts as to future changes in the relative values of currencies. The accuracy of such forecasts cannot be assured. The Fund will set aside with its custodian certain assets to provide for satisfaction of its obligations under currency forward contracts.

Although both Funds are permitted to use currency forward contracts, they are not obligated to do so. Thus, the Funds will not necessarily be fully (or even partially) hedged against the risk of adverse currency price movements at any given time.

Foreign currency transactions involve costs and may result in losses. See Part II of the Statement for more information.

[]   Additional Information
Each Fund may purchase securities for its portfolio on a "when-issued" basis. This means that the Fund will enter into the commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered.

The Funds, consistent with their investment objectives, attempt to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic market conditions and trends. The Government Securities and Strategic Income Funds also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the market for U.S. Government Securities. These policies may result in higher turnover rates in the Funds' portfolios which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any Fund's subadviser's investment discretion in managing the Fund's assets. Recent portfolio turnover rates for the Funds are set forth above under "Financial Highlights."

Each Fund may enter into repurchase agreements, under which a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

                 I n v e s t m e n t   R i s k s

It is important to understand the following risks inherent in a Fund before you invest.

[]   Fixed-Income Securities (All Funds)
The Funds invest principally in fixed-income securities. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of your shares will vary as a result of changes in the value of the bonds and other securities in a Fund's portfolio.

Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and
instrumentalities, and corporate issuers of various types.   Some
fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before if is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

[]   Lower Rated Fixed-Income Securities (Strategic Income Fund,
Bond Income Fund, High Income Fund and Municipal Income Fund) Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. Government and many Foreign Government Securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings."

During the fiscal year ended December 31, 1995, __% of the average month-end net assets of the Bond Income Fund was invested in fixed-income securities rated in the rating category just below investment grade (BB/Ba). The composition of the High
Income Fund for the fiscal year ended December 31, 1995 is summarized in Appendix B to this prospectus.

[]   Foreign Securities (Strategic Income Fund, Bond Income Fund
and High Income Fund)
Foreign Government Securities and foreign corporate securities present risks not associated with investments in U.S. Government or corporate securities.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Strategic Income Fund, the Bond Income Fund and the High Income Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although a Fund's income may be received or realized in foreign currencies, a Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees in some circumstances may be higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. A Fund may have limited legal recourse should a foreign government be unwilling or unable to repay the principal or interest owed.

The Strategic Income Fund will invest all or any portion of its assets in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

In addition, the Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

In determining whether to invest in securities of foreign issuers, the adviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

[]   Mortgage-Related Securities (All Funds except Municipal
Income Fund)

Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

[]   Asset-Backed Securities (Limited Term U.S. Government Fund)
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, assets such as automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a CMO structure. Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the pre-paid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

[]   Collateralized Mortgage Obligations (All Funds except
Municipal Income Fund)

A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

[]   "Stripped" Securities (Government Securities and Strategic
Income Funds)
Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or Foreign Government Securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.

[]   Zero Coupon Securities (All Funds except Adjustable Rate
Fund)
     Pay-In-Kind Securities (High Income and Strategic Income
Funds)

Zero coupon securities are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. The prices of pay-in-kind or zero coupon securities may react more strongly to changes in interest rates than the prices of many other securities. The Funds are required to accrue and distribute income from pay-in-kind and zero coupon securities on a current basis, even though the Funds will not receive the income currently in cash. Thus a Fund may have to sell other investments to obtain cash needed to make income distributions.

[]   When-Issued Securities (All Funds)
If the value of a "when-issued" security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when a Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. Each Fund will maintain liquid high grade assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a "when-issued" basis.

[]   Options,  Futures, Swap Contracts and Currency Transactions
(Government Securities, Limited Term U.S. Government, Strategic Income, Bond Income, High Income and Municipal Income Funds) Except as otherwise noted, the following discussion applies to the Government Securities Fund, the Limited Term U.S. Government Fund, the Strategic Income Fund, the Bond Income Fund, the High Income Fund and the Municipal Income Fund. The Funds may engage in a variety of transactions involving the use of options and futures with respect to U.S. or Foreign Government Securities, corporate fixed-income securities (in the case of the Strategic Income Fund) or municipal bonds or indices thereof (in the case of the Municipal Income Fund) for purposes of hedging against changes in interest rates.

A Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. A Fund may buy and sell futures contracts on securities, securities indexes or currencies. A Fund may also enter into swap contracts. A Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that a Fund owns or intends to acquire. A Fund may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract.
Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). A Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's net assets. Transactions in futures and related options involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time, and (4) if the subadviser's prediction on interest rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.

The Funds may enter into interest rate, currency and securities index swaps. The Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities).

The value of options purchased by a Fund, futures contracts held by a Fund and a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on a Fund's subadviser's ability to forecast bond market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. Trading hours for options may differ from the trading hours for the underlying securities. Thus, significant price movements may occur in the securities markets that are not reflected in the options market. This may limit the effectiveness of options as hedging devices. In the case of swap contracts and of options that are not traded on an exchange and not protected by the Options Clearing Corporation ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Funds will treat most swap contracts and over-the-counter options (and the assets they segregate to cover their obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code (the "Code") and certain regulatory requirements may limit the Funds' ability to engage in futures, options and swap transactions.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Strategic Income Fund in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities" above. For further information, see "Options and Futures" in Part II of the Statement.

[]   Rule 144A Securities (Strategic Income Fund)
Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the subadviser has determined, under guidelines established by the trustees of New England Funds Trust I, that the particular issue of Rule 144A securities is liquid. Investment in illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time.

[]   Securities Lending (Limited Term U.S. Government Fund)
The Limited Term U.S. Government Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 25% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

                  F u n d   M a n a g e m e n t

NEFM, 399 Boylston Street, Boston, Massachusetts 02116, is the investment adviser of each of the Funds. NEFM oversees, evaluates and monitors the subadvisory services provided to the Funds and furnishes general business management and administration to the Funds.

Loomis Sayles is the subadviser of the Strategic Income Fund. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Daniel Fuss, Managing Partner and Executive Vice President of Loomis Sayles, has served as the Strategic Income Fund's portfolio manager since the Fund's inception in May 1995. Mr. Fuss joined Loomis Sayles in 1976.

The subadviser of the other Funds is Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116. Back Bay Advisors provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, Back Bay Advisors now manages 15 mutual fund portfolios and a total of over $__ billion of securities. Eric N. Gutterson, Vice President of Back Bay Advisors, has served as the portfolio manager of the Government Securities Fund and Limited Term U.S. Government Fund since April 1994. J. Scott Nicholson, Senior Vice President of Back Bay Advisors, has served as the Adjustable Rate Fund's portfolio manager since the Fund's inception in October 1991. Catherine L. Bunting, Senior Vice President of Back Bay Advisors, has served as the Bond Income Fund's portfolio manager since 1989. Charles G. Glueck, Jr., Senior Vice President of Back Bay Advisors, has served as the High Income Fund's portfolio manager since 1988. Nathan R. Wentworth, Vice President of Back Bay Advisors, has served as the Municipal Income Fund's portfolio manager since 1983. Each of the foregoing persons has been employed by Back Bay Advisors for at least five years.

Subject to the supervision of NEFM, each subadviser manages the portfolio of each Fund to which it acts as subadviser in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities for the Fund and employs professional advisers and securities analysts who provide research services relating to the Fund. The Funds pay no direct fees to any of the subadvisers.

Each of the Funds pays NEFM a management fee at the annual rate set forth in the following table:

                                 Management fee paid by Fund to NEFM
                                (as a percentage of average daily net
            Fund                         assets of the Fund)
----------------------------  -----------------------------------------
Adjustable Rate  Fund        0.55%   of the first $200 million
                             0.51%   of the next $300 million
                             0.47%   of amounts in excess of $500
                                     million

Bond Income Fund             0.500%  of the first $100 million
                             0.375%  of amounts in excess of $100
                                     million

Government Securities Fund   0.650%  of the first $200 million
                             0.625%  of the next $300 million
                             0.600%  of amounts in excess of $500
                                     million

High Income Fund             0.75%   of all assets

Limited Term U.S. Government 0.650%  of the first $200 million
Fund                         0.625%  of the next $300 million
                             0.600%  of amounts in excess of $500
                                     million

Strategic Income Fund        0.65%   of the first $200 million
                             0.60%   of amounts in excess of $200
                                     million

Municipal Income Fund        0.500%  of the first $100 million
                             0.375%  of amounts in excess of $100
                                     million

The rate of the management fee payable by the High Income Fund is higher than that paid by most mutual funds, but is comparable to fee rates paid by some mutual funds with similar investment objectives and policies to that Fund.

NEFM pays each Fund's subadviser a subadvisory fee at the annual rate set forth in the following table:

                                     Subadvisory fee payable to NEFM to
                                                 subadviser
                                     (as a percentage of average daily
         Fund            Subadviser       net assets of the Fund)
-----------------------  -----------  --------------------------------
Adjustable Rate Fund      Back Bay   0.275%   of the first $200 million
                          Advisors   0.255%   of the next $300 million
                                     0.235%   of amounts in excess of
                                              $500 million

Bond Income Fund          Back Bay   0.2500%  of the first $100 million
                          Advisors   0.1875%  of amounts in excess of
                                              $100 million

Government Securities     Back Bay   0.3250%  of the first $200 million
Fund                      Advisors   0.3125%  of the next $300 million
                                     0.3000%  of amounts in excess of
                                              $500 million

High Income Fund          Back Bay   0.375%   of all assets
                          Advisors

Limited Term U.S.         Back Bay   0.3250%  of the first $200 million
Government Fund           Advisors   0.3125%  of the next $300 million
                                     0.3000%  of amounts in excess of
                                              $500 million

Strategic Income Fund      Loomis     0.35%   of the first $200 million
                           Sayles     0.30%   of amounts in excess of
                                              $200 million

Municipal Income Fund     Back Bay   0.2500%  of the first $100 million
                          Advisors   0.1875%  of amounts in excess of
                                              $100 million

Prior to January 2, 1996, Back Bay Advisors served as adviser to each Fund other than the Strategic Income Fund.

Under an expense deferral arrangement, which NEFM and Loomis Sayles may terminate at any time, NEFM and Loomis Sayles have agreed to waive advisory and subadvisory fees for the Strategic Income Fund until further notice, subject to the obligation of the Fund to pay NEFM such waived fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares; provided, however, that, the Fund is not obligated to pay any such waived fees more than two years after the end of the fiscal year in which such fee was waived.

NEFM has voluntarily agreed, until further notice to the High Income Fund, to reduce its management fee and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's expenses to an annual rate of 1.60% of the average daily net assets of the Fund's Class A shares and 2.25% of the Fund's Class B shares.

NEFM and the Distributor have voluntarily agreed, until further notice to the Adjustable Rate Fund, to reduce their fees and, if necessary, to bear certain expenses associated with operating the Fund, in order to limit the Fund's expenses to the annual rate of 0.70% of the Fund's average daily net assets for Class A shares and 1.45% for Class B shares.

If any of the voluntary fee reductions described above are terminated, the prospectus of the affected Fund will be supplemented.

The general partners of Back Bay Advisors, Loomis Sayles, NEFM and the Distributor are special purpose corporations that are indirect, wholly-owned subsidiaries of NEIC. NEIC's sole general partner, New England Investment Companies, Inc. ("NEIC Inc."), is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. After such merger, NEIC Inc. will be a wholly-owned subsidiary of MetLife.

In placing portfolio transactions for the Funds, Back Bay Advisors and, in the case of the Strategic Income Fund, Loomis Sayles, seek the most favorable price and execution available. Subject to applicable regulatory restrictions and such policies as each Trust's trustees may adopt, Back Bay Advisors and Loomis Sayles may consider sales of shares of the Funds as a factor in the selection of broker-dealers to effect portfolio transactions for the Fund for which it acts as subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

In addition to overseeing the management of the Funds' portfolios as conducted by the subadvisers, NEFM provides executive and other personnel for the management of the Trusts. Each Trust's
Board of Trustees supervises the affairs of that Trust as conducted by NEFM and the subadvisers.

Pursuant to rules of the SEC, the Funds may pay brokerage commissions to New England Securities Corporation, an affiliate of NEFM, on purchases and sales of securities for the portfolios of the Funds.

               B u y i n g   F u n d   S h a r e s

Minimum Investment

$2,500 is the minimum for an initial investment in any Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

[] $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b) retirement plans and certain other retirement plans.

[] $50 for automatic investing through the Investment Builder program.

[] $250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

[] $1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

[] $1,000 (per Fund) for Portfolio 1,2,3, investment programs.
   Subsequent investment minimums are $50 per Fund. See Part II of the Statement.

6 Ways to Buy Fund Shares

You may purchase Class A, Class B and (in the case of the Limited
Term U.S. Government, Strategic Income and Bond Income Funds)
Class C shares of the Funds in the following ways:

[]   Through your investment dealer:
Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[]   By mail:
For an initial investment, simply complete an application and return it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

For subsequent investments, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

Investment checks should be made payable to New England Funds. New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.) New England Funds will NOT accept third-party checks, except certain third-party checks issued by other mutual fund companies, broker-dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

[]   By wire transfer of Federal Funds:

For an initial investment, call us at 1-800-225- 5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) to obtain an account number and wire transfer instructions.

For subsequent investments, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA
#99011538, Credit Fund (Fund name and Class of shares),
Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

Using Tele#Facts 1-800-346-5984
Tele#Facts is New England Funds' automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at 1-800-225-5478.

[]   By Investment Builder:
Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

For an initial investment, please indicate that you would like to begin an automatic investment plan through Investment Builder. Indicate the amount of the monthly investment on the enclosed application and enclose a check marked "Void" or a deposit slip from your bank account.

To add Investment Builder to an existing account, please call us at 1-800-225-5478 for a Service Options form.

[]   By electronic purchase through ACH:
You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) for instructions or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or Tele#Facts after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[]   By exchange from another New England Fund:
You may also purchase shares of a Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares --
Exchanging Among New England Funds" for complete details.

General
All purchase orders are subject to acceptance by the Funds and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B or Class C shares.

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

Sales Charges

Each Fund offers two (or, in the case of the Limited Term U.S.
Government Fund, Strategic Income Fund and Bond Income Fund, three) classes of shares to the general public:

Class A Shares
Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Class A shares are offered subject to the following sales charges:

Government Securities Fund
Strategic Income Fund
Bond Income Fund
Municipal Income Fund
High Income Fund

                       Sales charge as a % of    Dealer's
                      ------------------------  Concession
                                      Net        as % of
Value of Total         Offering      Amount      Offering
Investment               Price      Invested      Price
--------------------  ----------- -----------  -----------
Less than $100,000       4.50%       4.71%        4.00%
$100,000 - $249,999      3.50%       3.63%        3.00%
$250,000 - $499,999      2.50%       2.56%        2.15%
$500,000 - $999,999      2.00%       2.04%        1.70%
$1,000,000 or more       None         None          *

Limited Term U.S. Government Fund
                       Sales charge as a % of    Dealer's
                      ------------------------  Concession
                                      Net        as % of
Value of Total         Offering      Amount      Offering
Investment               Price      Invested      Price
--------------------  ----------- -----------  -----------
Less than $100,000       3.00%       3.09%        2.70%
$100,000 - $249,999      2.50%       2.56%        2.15%
$250,000 - $499,999      2.00%       2.04%        1.70%
$500,000 - $999,999      1.25%       1.27%        1.00%
$1,000,000 or more       None         None          *

Adjustable Rate Fund
                       Sales charge as a % of    Dealer's
                      ------------------------  Concession
                                      Net        as % of
Value of Total         Offering      Amount      Offering
Investment               Price      Invested      Price
--------------------  ----------- -----------  -----------
Up to - $999,999         1.00%       1.01%        0.85%
$1,000,000 or more       None         None          *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases of the Funds (except the Adjustable Rate Fund) a commission of up to the following amounts: 1% on the first $2 million invested; .80% on the next $1 million; .20% on the next $2 million; and .08% on the excess over $5 million. The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases of the Adjustable Rate Fund a commission of up to the following amounts: 0.50% on the first $3 million invested; 0.20% on the next $2 million; and 0.08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption from any New England Fund during the previous 12 calendar months.

To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

Contingent Deferred Sales Charge (Class A shares only). For purchases of $1,000,000 or more of Class A shares in the Funds, a CDSC at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of Class A shares purchased within one year before the redemption. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the Class A shares held the longest are the first to be redeemed. No CDSC applies to a redemption of Class A shares followed by a reinvestment effected within 30 days after the date of redemption.

Class B Shares

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for eight years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within five years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of any series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For the purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price.
In addition, no charge will be assessed on shares of the same Fund purchased with reinvested dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                   Contingent
                                    Deferred
                               Sales Charge as a
                                 Percentage of
                                     Dollar
              Year Since       Amount Subject to
               Purchase              Charge
              ----------       -----------------
                    1st ...........   4%
                    2nd ...........   3%
                    3rd ...........   3%
                    4th ...........   2%
                    5th ...........   1%
             thereafter ...........   0%

Year one ends one year after the day on which the purchase was accepted and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges - General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% on purchases of Class B shares of the Government Securities, Strategic Income, Bond Income, High Income and Municipal Income Funds and 2.75% on purchases of the Class B shares of the Limited Term U.S. Government and Adjustable Rate Funds and advances the first year's service fee (up to 0.25%) on purchases of the Funds' Class B shares.

Class C Shares
Class C shares are offered at net asset value, without an initial sales charge or CDSC; are subject to a 0.25% annual service fee and a 0.75% annual distribution fee; and do not convert into another class.

Class Y Shares
The Government Securities Fund, the Limited Term U.S. Government Fund, the Adjustable Rate Fund, the Strategic Income Fund and the Bond Income Fund offer an additional class of shares (which are not available to the general public) to qualified investors. See "Additional Facts About the Funds" below.

Deciding Which Class to Purchase

The decision as to whether Class A, Class B or (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and Class C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within five years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within five years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

General

No CDSC on any class of shares applies in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 5 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between your investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

The Distributor may, at its expense, pay investment dealers who sell new amounts of shares of the Funds at net asset value to eligible governmental authorities .025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. The same compensation schedule applies to sales of $250,000 or more of shares of the Adjustable Rate Fund and $5 million or more of shares of the Limited Term U.S. Government Fund to trust companies, bank trust departments, corporations and credit unions as described below under "Reduced Sales Charges." These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is not registered in the name of the beneficial owner. The CDSC is not applicable to these sales.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. The Distributor from time to time may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges (Class A Shares Only)

[]   Letter of Intent _ if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

[]   Combining Accounts _ Purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

[]   Unit holders of unit investment trusts _ unit investment
trust distributions of less than $1 million may be invested in shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

[]   Shares of the Adjustable Rate Fund and Limited Term U.S.
Government Fund may be purchased at net asset value, without payment of sales charge or CDSC, by trust companies and bank trust departments for funds over which they exercise discretionary investment authority and which they hold in a fiduciary, agency, custodial or similar capacity, by corporations that purchase shares for their own account and by credit unions provided that the amount invested is $250,000 or more in the case of the Adjustable Rate Fund and $5 million or more in the case of the Limited Term U.S. Government Fund.

[]   Eligible governmental authorities _ no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof, that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

[]   Clients of an adviser or subadviser _ no sales charge or
CDSC applies to investments of $25,000 or more in the Funds by
(1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

[]   Shares of the Funds may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

[]   Shares of the Funds also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or a Fund's subadviser out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

[]   There is no sales charge, CDSC or initial investments
minimum on investments by certain current and retired employees of the Trusts' investment advisers and subadvisers, the Distributor, The New England or any other company affiliated with The New England; current and former directors and trustees of the Trusts, The New England or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of any of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons and any separate account of The New England or of any insurance company affiliated with The New England.

[]   Shareholders of Reich and Tang Government Securities Trust
may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

               O w n i n g   F u n d   S h a r e s

Exchanging Among New England Funds

Class A Shares

Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any series of the Trusts) for Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of the Adjustable Rate Fund for shares of another series of the Trusts that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the series into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.

Class B Shares

You may exchange Class B shares of any Fund or series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts (except New England Growth Fund, which does not offer Class B shares). Such exchanges will be made at the next determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges _ Class B Shares" above.

Automatic Exchange Plan
The Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other series in the Trusts (other than New England Growth Fund, which is available only to certain eligible investors). The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page. Shares of the Adjustable Rate Fund that are subject to a differential sales charge as described on this page may not participate in this program.

Class C Shares
You may exchange Class C shares of the Fund or any other series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.

To make an exchange, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time), write to New England Funds or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan, the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Fund Dividend Payments

Each Fund declares dividends daily and pays them monthly. Each Fund pays as dividends substantially all net investment income (tax exempt and taxable income other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). Each Fund pays short-term capital gains annually. The trustees of the Trusts may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a dividend you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from ordinary income in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of other series of the Trusts or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

                DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

              S e l l i n g   F u n d   S h a r e s

5 Ways to Sell Fund Shares

You may sell Class A, Class B and Class C shares of the Funds in the following ways:

[]   Through your investment dealer:
Call your authorized investment dealer for information.

[]   By telephone:
You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account _ If you have previously selected the telephone redemption privilege on your account, Class A, Class B and Class C shares may be redeemed by calling 1-800-225- 5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable
CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record _ Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) and requesting that a check for the proceeds (less any applicable CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Through ACH _ Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[]   By mail:
You may redeem your shares at their net asset value (less any applicable CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

[]   By check:
Checkwriting is available on Class A shares of the Limited Term U.S. Government and Adjustable Rate Funds only. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 1-800-225-5478 for our Service Options Form. The Fund will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A or Class B shares subject to a CDSC.

If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. The Limited Term U.S. Government Fund, the Adjustable Rate Fund and the Distributor are in no way responsible for any checkwriting account established with State Street Bank.

You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

[]   By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

General

Redemption requests will be effected at the net asset value next determined after the redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (less any applicable CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply to redemptions under powers of attorney.
Please call the Distributor or your investment dealer for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

Repurchase Option (Class A Shares Only)

You may apply your redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

                     F u n d   D e t a i l s

How Fund Share Price is Determined

Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, under the supervision of each Trust's Board of Trustees, determines the value of the total net assets of each Fund as of the close of regular trading (ordinarily 4:00 p.m. Eastern time) each day the Exchange is open. The Boards of Trustees have authorized Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, to delegate certain price determination functions to pricing services or facilities selected by Back Bay Advisors or Loomis Sayles, as the case may be. Securities for which market quotations are readily available are generally valued at market value on the basis of market quotations. Options, interest rate futures and options thereon which are traded on exchanges are valued at their last sale price as of the close of the Exchange. All money market instruments with a maturity of more than 60 days are valued at current market value. The value of debt securities with remaining maturities of 60 days or less shall be their amortized cost value, unless conditions indicate otherwise. In all other cases, the value of a Fund's assets is determined in good faith by Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, or a pricing service selected by Back Bay Advisors or Loomis Sayles, under the supervision of the Boards of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (the current U.S. dollar value, in the case of securities principally traded outside the United States) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares _ Sales Charges" above. The public offering price of Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares is the net asset value per share.

The exact price you pay for a share will be determined by the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

Income Tax Considerations

Each Fund intends to meet all requirements of the Code necessary to ensure that it qualifies as a regulated investment company and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or additional shares. Unless you are a tax exempt entity, your distributions derived from a Fund's short-term capital gains and, except for the Municipal Income Fund, ordinary income are taxable to you as ordinary income. Distributions derived from a Fund's long-term capital gains ("capital gains distributions"), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both dividends and capital gains distributions are taxable whether distributed to you in cash or additional shares.

A Fund's transactions in foreign currency-denominated debt securities and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a part or all of a Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid federal income tax liability.

Dividends derived from interest on U.S. Government securities may be exempt from state and local taxes. The Trusts intend to advise shareholders of the proportion of each Fund's dividends that are derived from such interest. Before investing in any of the Funds, you should check the consequences of your local and state tax laws, which may be different from the federal tax consequences, and the consequences for any retirement plan offering tax benefits.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized in the 12-month period ending December 31 but has not previously distributed. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Each Fund (possibly excepting the Municipal Income Fund, as described below) is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt institution, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund. You should consult a competent tax adviser as to the effect of an investment in a Fund on your particular federal, state and local tax situations.

[]   Adjustable Rate Fund
While many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a Fund from direct obligations of the U.S. Government, none of the distributions of the Adjustable Rate Fund during the current fiscal year are expected to qualify for such tax-free treatment. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. Government securities do not qualify as direct federal obligations in most states.

[]   Municipal Income Fund
Dividends paid to you as a shareholder of the Municipal Income Fund that are derived from interest on tax exempt bonds are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if you receive social security benefits, you may be taxed on a portion of those benefits as a result of receiving tax exempt income. Also, if the Municipal Income Fund invests in "private activity" bonds, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax. See "Fund Investments" for further information.

Other dividends and short-term capital gains, if any, paid by the Municipal Income Fund are taxable to you as ordinary income, whether received in cash or additional shares. Distributions of long-term capital gains are taxable to you as long-term capital gains, whether distributed in cash or additional shares, regardless of how long you have held your shares.

If at least 95% of the Fund's dividends are "exempt-interest dividends," federal back-up withholding rules do not apply. However, if the percentage should ever drop below 95%, the Fund will be required to withhold 31% of all income dividends that are not "exempt-interest dividends" and 31% of all capital gain distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of "exempt-interest dividends" may be exempt from local and state taxation to the extent they are derived from the state or locality in which you reside. Before investing in the Fund, you should check the consequences of your local and state tax laws. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax exempt bonds that was paid out as dividends during the preceding year.

The Funds' Expenses

In addition to the management fee paid to NEFM, each Fund pays all expenses not borne by the Fund's investment adviser or subadviser or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of Back Bay Advisors, NEFM, Loomis Sayles or their affiliates, other than affiliated registered investment companies. In the case of Funds that offer Class Y shares, certain expenses are allocated differently between the Fund's Class A, Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares, on one hand, and its Class Y shares, on the other hand. (See "Additional Facts About the Funds" below.)

Under Plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee in the amount of up to 0.25% of the amount invested.

In addition to the 0.25% service fee, the High Income Fund and the Limited Term U.S. Government Fund pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the respective Funds' Class A shares. Also, each Fund's Class B shares and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B shares and Class C shares. The Distributor may pay up to the entire amount of the distribution fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. Except in the case of the Class A shares of the Limited Term U.S. Government Fund, the Distributor retains the balance of the fee as compensation for its services as distributor of the relevant class of shares. In the case of the Class A shares of the Limited Term U.S. Government Fund, the Distributor may also use all or any portion of the distribution fee to pay its expenses in connection with the distribution of shares, including, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Funds, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sales of shares, expenses of personnel and communication equipment used in connection with prospective shareholder inquiries, and overhead expenses relating to any of the foregoing.

In the case of each Fund except the High Income Fund, the Class A service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts and may be used to reimburse such expenses incurred by the Funds' former distributor (an affiliate of the Distributor) in prior years. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. Similarly, the distribution fee of the Limited Term U.S. Government Fund is payable only to reimburse the Distributor for expenses in connection with the distribution of the Fund's shares, but unreimbursed expenses can be carried forward into future years. The amounts of unreimbursed expenses carried over into 1996 from previous plan years with respect to the Class A shares are as follows: $_________ for the Government Securities Fund; $_________ for the Limited Term U.S. Government Fund; $_________ for the Adjustable Rate Fund; $_________ for the Bond Income Fund; and $_________ for the Municipal Income Fund. The Class B service fees for all Funds, the Class C service fees for the Limited Term U.S. Government Fund, the Strategic Income Fund and the Bond Income Fund, and the Class A service fee of the High Income Fund, are payable regardless of the amount of the Distributor's related expenses.

Performance Criteria

Each Fund may include total return information in advertisements or other written sales material. Each Fund may show the average annual total return for each class of shares for the one-, five- and ten-year periods through the end of the most recent calendar quarter (or, if shorter, the period since the commencement of the class's operations) or, in the case of the High Income Fund's Class A shares, for the period since July 27, 1988, when Back Bay Advisors became the High Income Fund's investment adviser. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of the Class B shares, imposition of the CDSC for the period of time quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The classes may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return is higher. Each Fund may also include the yield, accompanied by the total return, for each class of shares, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent 30-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

In addition, the Municipal Income Fund may include the taxable-equivalent yield for each class of shares in advertising and other written material. Taxable-equivalent yield is calculated by adjusting the class's tax exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for a shareholder in a specified tax bracket, to the class's tax exempt yield.

Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gains over a recent 12-month, 3- month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value rather than the maximum offering price is used to calculate the distribution rate, the rate will be higher.

Total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. However, this difference may be offset in whole or in part by the benefit gained by 100% immediate investment of the purchase price of Class B shares or Class C shares. As a result of lower operating expenses, Class Y shares of the Government Securities, Limited Term U.S. Government, Adjustable Rate, Strategic Income and Bond Income Funds can be expected to achieve a higher investment return than the Funds' Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About the Funds

[]   New England Funds Trust I was organized in 1985 as a
Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Government Securities Fund represents the original series of shares of New England Funds Trust I. The Bond Income and Municipal Income Funds were organized prior to 1985 and conducted investment operations as separate corporations until their reorganization as series of New England Funds Trust I in January 1987. The Strategic Income Fund commenced investment operations in 1995.

[]   New England Funds Trust II was organized in 1931 as a
Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Limited Term U.S. Government Fund commenced investment operations in 1989. The High Income Fund was organized in 1984 and conducted investment operations as a separate corporation until its reorganization as a series of New England Funds Trust II in 1989. The Adjustable Rate Fund commenced operations in 1991.

[]   When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the respective Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, for which only shares of that class are entitled to vote.

[]   Except for matters that are explicitly identified as
"fundamental" in this prospectus or Parts I and II of the Statement, the investment policies of each Fund may be changed without shareholder approval or prior notice. The investment objectives of the Government Securities, Bond Income and Municipal Income Funds are fundamental. The investment objectives of the Adjustable Rate Fund and Strategic Income Fund are not fundamental. The investment objectives of the Limited Term U.S. Government and High Income Funds are not fundamental but, as a matter of policy, the trustees would not change those objectives without shareholder approval. If there is a change in the investment objective of the Adjustable Rate or Strategic Income Fund, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

[]   The Trusts do not generally hold regular shareholder
meetings and will do so only when required by law. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

[] The transfer and dividend paying agent for the Funds is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]   Class Y shares for the Government Securities, Limited Term
U.S. Government, Strategic Income, Bond Income and Adjustable Rate Funds: Class Y shares of these Funds may be purchased by endowments and foundations. The minimum initial investment is $1 million for these entities and the minimum for each subsequent investment is $100,000. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least $10 million. Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of The New England or of any other insurance company affiliated with The New England ("Separate Accounts"). There is no minimum initial or subsequent investment amount for Retirement Plans or Separate Accounts. Investments in Class Y shares may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing Retirement Plans of amounts invested in Class Y shares.

[]   Class Y shares are identical to Class A, Class B and Class C shares, except that Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees and have separate voting rights in certain circumstances. Class Y bears its own transfer agency and prospectus printing costs.

[]   If the balance in your account with a Fund is less than a
minimum dollar amount set by the trustees of the Trusts from time to time (currently $500 for all accounts, except for those indicated below and for individual retirement accounts , which have a $25 minimum), that Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to Keogh, pension and profit sharing plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in net asset value per share.

[]   The Trusts, together with the Money Market Funds, constitute the New England Funds. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in this prospectus that relate to the other Trust. The trustees of each Trust have considered this possible liability and approved the use of this combined prospectus for Funds of both Trusts.

[]   The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

[]   Each Fund's annual report contains additional performance
information and is made available upon request and without charge.

[]   Summit Cash Reserves Fund (the "Cash Fund"), a series of
Financial Institutions Series Trust, is related to the Funds for purposes of investment and investor services. Shares of all classes of the Funds may be exchanged for shares of the Cash Fund at net asset value. If shares of the Funds that are exchanged for shares of the Cash Fund are subject to a CDSC, the holding period for purposes of determining the expiration of the CDSC will stop and resume only when an exchange is made back into shares of a series of the Trusts. If Fund shares subject to a CDSC are exchanged for Cash Fund shares and the Cash Fund shares are later redeemed rather than being exchanged back into shares of a series of the Trusts, then a CDSC will apply at the same rate as if the Fund shares were redeemed at the time of the exchange.

A p p e n d i x   A :   R a t i n g s   O f   S e c u r i t i e s

Description of Moody's Investors Service, Inc. bond ratings:

Aaa, Aa, A _ Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa _ Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba _ Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B _ Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa _ Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca _ Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C _ Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's Ratings Group bond ratings:

AAA, AA, A _ Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

BBB _ Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB-B-CCC-CC-C _ Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI _ The rating CI is reserved for income bonds on which no income is being paid.

D _ Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                       A p p e n d i x  B

       AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
            HIGH INCOME FUND AS OF DECEMBER 31, 1995

                                                       Percentage
                                                         of Net
    Security                                             Assets
    --------                                          -----------
    Preferred Stock ................................      __%
    Short-term Obligations and Other Assets ........      __%
    Debt _ Unrated ................................       __%
    Debt _ Standard and Poor's Rating .............       __%
    AAA .......................................           __%
    BBB........................................           __%
    BB.........................................           __%
    B..........................................           __%
    CAA........................................           __%
    CA.........................................           __%

The chart above indicates the composition of the High Income Fund for the fiscal year ended December 31, 1995, with the debt securities rated by Standard and Poor's separated into the indicated categories. The percentages were calculated on a dollar weighted average basis by determining monthly the percentage of the High Income Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

                G l o s s a r y   O f   T e r m s

Capital gain distributions _ Payments to shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent deferred sales charge (CDSC) _ A fee that may be charged when a shareholder sells Fund shares.

Distribution fee _ An annual asset-based sales charge that is used to pay for sales-related expenses.

Income distributions _ Payments to shareholders resulting from interest or dividend income earned by a Fund's portfolio.

Mutual fund _ The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) _ The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. _ The distributor and transfer agent of the New England Funds.

New England Funds Management, L.P. -- The adviser to most of the
New England Funds.

Open end investment management company _ A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price _ The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date _ The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee _ Payments by a fund to the fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

Total Return _ The change in value of an investment in a Fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield _ The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12b-1 fees _ Fees paid by a mutual fund under a plan adopted under 1940 Act Rule 12b-1. Can include both distribution fees and service fees (see above).

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

Class Y shares of:

NEW ENGLAND GOVERNMENT SECURITIES FUND
NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND
NEW ENGLAND STRATEGIC INCOME FUND
NEW ENGLAND BOND INCOME FUND

Prospectus and Application _ April 15, 1996

New England Government Securities Fund, New England Strategic Income Fund and New England Bond Income Fund, series of New England Funds Trust I, and New England Limited Term U.S. Government Fund and New England Adjustable Rate U.S. Government Fund, series of New England Funds Trust II, are separate mutual funds (the "Funds" and each a "Fund"). New England Funds Trust I and New England Funds Trust II are referred to in this prospectus as the "Trusts."

The Funds offer Class Y shares (for qualified investors). New England Limited Term U.S. Government Fund, New England Strategic Income Fund and New England Bond Income Fund offer Class A, Class B and Class C shares (for other investors). New England Government Securities Fund and New England Adjustable Rate U.S. Government Fund offer Class A and Class B shares (for other investors). This prospectus sets forth information investors should know before investing in Class Y shares. Please read it carefully and keep it for future reference. A Statement of Additional Information in two parts (the "Statement") about the Funds dated April 15, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116 or call toll-free at 1-800-_________. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference. Class A, Class B and Class C shares are described in a separate prospectus. To obtain more information about Class A, Class B and Class C shares, please call the Distributor toll-free at 1-800-225-5478.

New England Strategic Income Fund may invest up to all of its assets in lower rated bonds commonly known as junk bonds. This type of investment is subject to greater risk than higher rated bonds with respect to principal and interest payments, including the risk of default. Investors should assess carefully the risks associated with investment in this fund. See "Investment Risks-- Lower Rated Fixed-Income Securities."

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                T a b l e   O f   C o n t e n t s


Page
     FUND EXPENSES AND FINANCIAL
     INFORMATION
     Schedule of Fees
     Financial Highlights

     INVESTMENT STRATEGY
     Investment Objectives
     How the Funds Pursue Their
      Objectives
     Fund Investments

     INVESTMENT RISKS

     FUND MANAGEMENT

     BUYING FUND SHARES
     Minimum Investment
     Ways to Buy Fund Shares
      []  By wire transfer
      []  By mail

     OWNING FUND SHARES
     Exchanging Among New England
      Funds
     Fund Dividend Payments

     SELLING FUND SHARES
     Ways to Sell Fund Shares
      []  By telephone
      []  By mail

     FUND DETAILS
     Determination of Net Asset Value
     Income Tax Considerations
     Performance Criteria
     Additional Facts About the Funds
     Appendix A

                F u n d   E x p e n s e s   A n d
            F i n a n c i a l   I n f o r m a t i o n

Schedule of Fees

Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in Class Y shares of the Funds and estimated annual expenses for the Funds' Class Y shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in Class Y shares of the Funds for the periods specified.

Shareholder transaction expenses

                                            All Funds
                                   ---------------------------
                                             Class Y
                                           -----------
Maximum Initial Sales Charge Imposed             None
on a Purchase
Maximum Contingent Deferred Sales                None
Charge


Annual Fund operating expenses
(as a percentage of average net assets)

                                       New England     New England
                       New England    Limited Term      Adjustable
                       Government         U.S.          Rate U.S.
                       Securities      Government       Government
                          Fund            Fund*           Fund*
                       -----------    -------------   -------------
                         Class Y         Class Y         Class Y
                         -------         -------         -------
Management Fees           ___%            ___%            ___%**
12b-1 Fees                None            None             None
Other Expenses            ___%            ___%             ___%
Total Fund Operating      ___%            ___%            ___%**
Expenses

                       New England     New England
                        Strategic      Bond Income
                       Income Fund        Fund
                       -----------    -------------
                         Class Y         Class Y
                         -------         -------
Management Fees          ___%***          ___%
12b-1 Fees                None            None
Other Expenses            ___%            ___%
Total Fund Operating     ___%***          ___%
Expenses

* The expense information contained in this table and its footnotes for New England Adjustable Rate U.S. Government Fund and New England Limited Term U.S. Government Fund has been restated to reflect fees and expenses currently in effect for those Funds.

** After voluntary fee waiver and expense reduction by the Fund's adviser and/or the Distributor. Without the voluntary limitations, Management Fees would be ____% and Total Fund
   Operating Expenses would be ____%. These voluntary limitations can be terminated by the Fund's adviser or the Distributor at any time.

***     After voluntary fee waiver and expense reduction by the
   Fund's adviser and subadviser. Without the voluntary limitations, Management Fees would be ____% and Total Fund
   Operating Expenses would be ____%. These voluntary limitations can be terminated by the Fund's adviser or subadviser at any time.

Example

You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

                          New England       New England
          New England     Limited Term       Adjustable
          Government          U.S.           Rate U.S.
          Securities       Government        Government
             Fund             Fund              Fund
          -----------    --------------    --------------
            Class Y         Class Y           Class Y
            ------           ------            -----

1 year    $              $                 $
3 years   $              $                 $
5 years   $              $                 $
10 years  $              $                 $

            New England       New England
             Strategic        Bond Income
            Income Fund           Fund
          --------------    ---------------
              Class Y           Class Y
              ------             ------

1 year    $                 $
3 years   $                 $
5 years   $                 $
10 years  $                 $


The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' management fees, and other expenses, please see "Fund Management" and "Additional
Facts About the Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                      Financial Highlights

                           To Be Filed

                          By Amendment

              I n v e s t m e n t   S t r a t e g y

Investment Objectives

NEW ENGLAND GOVERNMENT SECURITIES FUND
(the "Government Securities Fund")
The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities.
Subadviser:  Back Bay Advisors, L.P. ("Back Bay Advisors")

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
(the "Limited Term U.S. Government Fund")
The Fund seeks a high current return consistent with preservation of capital.
Subadviser:  Back Bay Advisors

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND
(the "Adjustable Rate Fund")
The Fund seeks a high level of current income consistent with low volatility of principal. The Fund intends to pursue its objective by investing only in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
Subadviser:  Back Bay Advisors

NEW ENGLAND STRATEGIC INCOME FUND
(the "Strategic Income Fund")
The Fund seeks high current income with a secondary objective of capital growth.
Subadviser: Loomis, Sayles & Company, L.P. ("Loomis Sayles")

NEW ENGLAND BOND INCOME FUND
(the "Bond Income Fund")
The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.
Subadviser:  Back Bay Advisors

How the Funds Pursue Their Objectives

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to the Fund's investment objective and policies. There can be no assurance that any Fund will achieve its objective. Each Fund is a "diversified" mutual fund.

Fund Investments

[]   Government Securities Fund
The Government Securities Fund expects that under normal market conditions it will invest 100% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities that are backed by the full faith and credit of the U.S. Government. These securities include, for example, U.S. Treasury bills, bonds and notes, mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA") and Federal Housing Administration debentures.

The Fund may invest in securities of any maturity and in zero coupon securities. In addition to investing directly in U.S.
Government securities, the Fund may purchase "stripped" securities.

For hedging purposes, the Government Securities Fund may also purchase and sell interest rate futures contracts on U.S. Government securities and may write and purchase options on such futures and options on U.S. Government securities. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value, but this result cannot be assured. Options and futures are not backed by the U.S. Government.

It is a fundamental policy of the Fund that under normal market conditions it will invest at least 65% of its total assets in "U.S. Government Securities," which term as used in this prospectus includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

[]   Limited Term U.S. Government Fund

The Fund seeks to achieve its objective by investing in U.S. Government Securities. Under normal market conditions, 65% or more of the Fund's total assets will be invested in U.S. Government Securities (including zero coupon bonds) and collateralized mortgage obligations ("CMOs"). The Fund limits its investments in CMOs to those issued by instrumentalities of the U.S. Government. The Fund may also invest in asset-backed securities rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Ratings Group ("S&P") or unrated but determined by the Fund's subadviser to be of comparable quality to securities in those rating categories. For hedging purposes, the Fund may purchase and sell financial futures contracts and options.

The Fund's subadviser, Back Bay Advisors, provides a continuous investment program designed to maximize current return while minimizing fluctuations in the value of the Fund's portfolio, thus stabilizing the net asset value of the Fund's shares. Because the market value of fixed-income securities fluctuates in response to changes in interest rates, there is a risk of a decline in the value of the Fund's portfolio (and a corresponding decrease in the value of the Fund's shares) if interest rates increase. To reduce this risk, the Fund will ordinarily seek to maintain an average dollar-weighted maturity of three to seven years. The Fund may hold individual securities with maturities of more than seven years as long as its average maturity remains within this limit.

"Duration" is a commonly used measure of the price responsiveness of a fixed-income security or a portfolio of fixed-income securities to an interest rate change (i.e., the change in price one can expect from a given change in interest rates). Many investors and investment analysts consider duration to be a more useful measure of price sensitivity than "maturity." A debt instrument's duration is derived by discounting principal and interest payments to their present value using the instrument's current yield to maturity and calculating the dollar-weighted average time until these payments will be received. The Fund will seek to maintain an average portfolio duration of four years or less. The Fund's portfolio may include fixed-income securities with durations of more than four years, so long as the Fund seeks to maintain an average portfolio duration of four years or less.

The values of securities having shorter durations generally fluctuate less than securities with longer durations. A portfolio with an average duration of four years or less should provide investors with a reduced risk of loss due to rising interest rates. For example, based on yields of 5.2% for a five-year U.S. Treasury security and 6.05% for a 30-year U.S. Treasury security, a 1% increase in interest rates would be expected to result in approximately a 4.3% reduction in the value of the five-year security (duration 4.3) as compared to approximately a 13% reduction in the value of the 30-year security (duration 13). Conversely, a 1% decrease in interest rates would be expected to result in similar increases in value. These expectations represent Back Bay Advisors' estimate of portfolio volatility based upon historic data collected under a wide variety of market conditions, but there is no assurance that actual volatility will be consistent with such expectations.

The Fund may lend portfolio securities amounting to not more than 25% of its assets to securities dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations and the Fund is delayed in or prevented from recovering the collateral.

[]   Adjustable Rate Fund

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in adjustable rate mortgage securities ("ARMs") or other securities collateralized by or representing interests in mortgages (collectively, "mortgage securities"), which have interest rates that are reset at periodic intervals and which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund also may invest in CMOs issued by instrumentalities of the U.S. Government, but will not invest in privately issued CMOs. Other securities purchased by the Fund will be limited to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will not include any stripped securities (such as interest only or principal only obligations) or zero coupon obligations. As more fully described in Part I of the Statement, the Fund also intends to limit its investments to those that would be permissible investments for federal credit unions and national banks. When maintaining a temporary defensive position, the Fund may invest its assets, without limit, in U.S. Government Securities of any type.

[]   Strategic Income Fund

The Fund seeks to achieve its investment objectives by investing at least 65% of its total assets in debt instruments. The Fund may invest in debt instruments issued by corporations based in the United States or abroad and debt instruments that are convertible into equity securities. The Fund may also invest in U.S. Government Securities and in securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) ("Foreign Government Securities") and securities issued by supranational agencies. The Fund may invest in debt instruments in any rating category including debt instruments rated in the lowest rating categories (C by Moody's and D by S&P) and in instruments that are unrated. For more information about the risks of investing in low rated, high risk securities and securities of foreign issuers, see "Investment Risks _ Lower Rated Fixed-Income Securities" and "Foreign Securities."

Under normal market conditions, the Fund will invest in debt instruments of both domestic and foreign issuers and in corporate as well as government issues. At any time, however, the Fund may invest up to 100% of its assets in debt instruments of U.S. issuers, in debt instruments of foreign issuers, in corporate debt instruments or in government securities. The Fund may invest up to a total of 35% of its total assets in preferred stocks, dividend-paying common stocks and shares of closed-end investment companies (which shares will not exceed 10% of the Fund's total assets).

The proportion of Fund assets invested in corporate bonds, government bonds and preferred or common stock will vary over time based on changing market conditions. When Loomis Sayles believes that a particular market presents more opportunity than other markets, it may increase the proportion of the Fund's assets invested in that market.

The Fund may invest in Rule 144A securities. For hedging purposes, the Fund may also purchase and sell options and futures and engage in foreign currency transactions. The Fund may also invest in mortgage-backed securities, zero coupon bonds, stripped securities and pay-in-kind securities. For more information about all these types of investments, see "Investment Risks" below.

[]   Bond Income Fund

The Bond Income Fund invests primarily in corporate and U.S. Government bonds. At least 80% of its total assets will be invested in bonds carrying investment grade ratings from one of the recognized rating services. The Fund may also purchase non-rated or lower-rated bonds. Bonds rated BBB by S&P or Baa by Moody's (the lowest ratings that are considered investment grade) have some speculative characteristics, and unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of these bonds to make principal and interest payments than is the case with higher grade bonds. If an investment rated BBB or Baa is downgraded by a major rating agency, the Fund's subadviser will consider whether the investment remains appropriate for the Fund. The Fund may invest in securities of any maturity and in zero coupon securities. The Fund may also invest in CMOs. The Fund will normally maintain an average dollar-weighted portfolio maturity of less than ten years. The Fund may invest in convertible securities.

The Fund may invest in foreign securities but will do so only when the Fund's subadviser believes the associated risks are minimal as compared to similar securities of domestic issuers.

The Fund may engage in a variety of options and futures transactions with respect to U.S. or Foreign Government
Securities and corporate fixed-income securities.  See
"Investment Risks -- Options, Futures, Swaps and Currency
Transactions" for information about these kinds of transactions.

[]   U.S. and Foreign Government Securities
Different types of U.S. and Foreign Government Securities have different kinds of government support. U.S. Government Securities include securities backed by the full faith and credit of the U.S. Government, as well as many other securities that are not full faith and credit obligations. For example, obligations of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the U.S. Treasury, and obligations of the Federal Home Loan Mortgage Corporation (the "FHLMC") and the Federal National Mortgage Association (the "FNMA") are supported only by the credit of those corporations. Similarly, obligations of foreign governmental entities include obligations issued or guaranteed by governments with taxing power or by their agencies. Some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision (such as a province of Canada) and some are not. For example, Foreign Government Securities include securities issued by corporations which have been charged with a public purpose and a majority of whose outstanding equity securities are owned by a foreign government or government agency. Such securities may be supported only by the credit of the issuing corporation and not by that of the government or agency.

In addition to investing directly in U.S. and Foreign Government Securities, the Government Securities and Strategic Income Funds may purchase "stripped" securities evidencing undivided ownership interests in interest payments or principal payments, or both, on U.S. and Foreign Government Securities. These investments may be more volatile than other types of U.S. or Foreign Government Securities.

[]   Foreign Currency Exchange Transactions
The Funds that may invest in securities denominated in foreign currencies or traded in foreign markets may engage in related foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future portfolio holdings are denominated or quoted.

The Bond Income and Strategic Income Funds may engage in transactions in currency forward contracts. A currency forward contract is a contract with a major international bank that obligates the bank and the other party to the contract to exchange specified amounts of different currencies at a specified future date. For example, the bank may agree to deliver a specified number of French francs, in exchange for a specified number of U.S. dollars on a certain date.

From time to time, a portion of the Bond Income or Strategic Income Fund's assets may be invested in securities that are denominated in foreign currencies or that are traded in markets where purchase or sale transactions settle in a foreign currency. Currency forward contracts may be used both (1) to facilitate settlement of a Fund's transactions in these securities and (2) to hedge against possible adverse changes in the relative values of the currencies in which the Fund's portfolio holdings (or intended future holdings) are denominated.

Currency forward contracts involve transaction costs and the risk that the banks with which a Fund enters into such contracts will fail financially. Each Fund's subadviser will, however, monitor the creditworthiness of these banks on an ongoing basis. Successful use of currency forward contracts for hedging purposes also depends on the accuracy of the subadviser's forecasts as to future changes in the relative values of currencies. The accuracy of such forecasts cannot be assured. The Fund will set aside with its custodian certain assets to provide for satisfaction of its obligations under currency forward contracts.

Although both Funds are permitted to use currency forward contracts, they are not obligated to do so. Thus, the Funds will not necessarily be fully (or even partially) hedged against the risk of adverse currency price movements at any given time.

Foreign currency transactions involve costs and may result in losses. See Part II of the Statement for more information.

[]   Additional Information
Each Fund may purchase securities for its portfolio on a "when-issued" basis. This means that the Fund will enter into the commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered.

The Funds, consistent with their investment objectives, attempt to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic market conditions and trends. The Government Securities and Strategic Income Funds also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the market for U.S. Government Securities. These policies may result in higher turnover rates in the Funds' portfolios which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any Fund's subadviser's investment discretion in managing the Fund's assets. Recent portfolio turnover rates for the Funds are set forth above under "Financial Highlights."

Each Fund may enter into repurchase agreements, under which a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

                 I n v e s t m e n t   R i s k s


It is important to understand the following risks inherent in a Fund before you invest.

[]   Fixed-Income Securities (All Funds)
The Funds invest principally in fixed-income securities. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of your shares will vary as a result of changes in the value of the bonds and other securities in a Fund's portfolio.

Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and
instrumentalities, and corporate issuers of various types.   Some
fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

[]   Lower Rated Fixed-Income Securities (Strategic Income Fund
and Bond Income Fund)

Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. Government and many Foreign Government Securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings."

During the fiscal year ended December 31, 1995, __% of the average month-end net assets of the Bond Income Fund was invested in fixed-income securities rated in the rating category just below investment grade (BB/Ba).

[]   Foreign Securities (Strategic Income Fund and Bond Income
Fund)
Foreign Government Securities and foreign corporate securities present risks not associated with investments in U.S. Government or corporate securities.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Strategic Income Fund and the Bond Income Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although a Fund's income may be received or realized in foreign currencies, a Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees in some circumstances may be higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. A Fund may have limited legal recourse should a foreign government be unwilling or unable to repay the principal or interest owed.

The Strategic Income Fund will invest all or any portion of its assets in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

In addition, the Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

In determining whether to invest in securities of foreign issuers, the adviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

[]   Mortgage-Related Securities (All Funds)
Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

[]   Asset-Backed Securities (Limited Term U.S. Government Fund)
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, assets such as automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a CMO structure. Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

[]   Collateralized Mortgage Obligations (All Funds)

A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

[]   "Stripped" Securities (Government Securities and Strategic
Income Funds)
Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or Foreign Government Securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.

[]   Zero Coupon Securities (All Funds except Adjustable Rate
Fund)
     Pay-In-Kind Securities (Strategic Income Fund)
Zero coupon securities are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. The prices of pay-in-kind or zero coupon securities may react more strongly to changes in interest rates than the prices of many other securities. The Funds are required to accrue and distribute income from pay-in-kind and zero coupon securities on a current basis, even though the Funds will not receive the income currently in cash. Thus a Fund may have to sell other investments to obtain cash needed to make income distributions.

[]   When-Issued Securities (All Funds)
If the value of a "when-issued" security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when a Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. Each Fund will maintain liquid high grade assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a "when-issued" basis.

[]   Options, Futures, Swap Contracts and Currency Transactions
(All Funds except Adjustable Rate Fund)
Except as otherwise noted, the following discussion applies to all Funds except the Adjustable Rate Fund. The Funds may engage in a variety of transactions involving the use of options and futures with respect to U.S. or Foreign Government Securities or corporate fixed-income securities (in the case of the Strategic Income Fund) for purposes of hedging against changes in interest rates.

A Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. A Fund may buy and sell futures contracts on securities, securities indexes or currencies. A Fund may also enter into swap contracts. A Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that a Fund owns or intends to acquire. A Fund may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract.
Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). A Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's net assets. Transactions in futures and related options involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time, and (4) if the subadviser's prediction on interest rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.

The Funds may enter into interest rate, currency and securities index swaps. The Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities).

The value of options purchased by a Fund, futures contracts held by a Fund and a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on a Fund's subadviser's ability to forecast bond market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. Trading hours for options may differ from the trading hours for the underlying securities. Thus, significant price movements may occur in the securities markets that are not reflected in the options market. This may limit the effectiveness of options as hedging devices. In the case of swap contracts and of options that are not traded on an exchange and not protected by the Options Clearing Corporation ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Funds will treat most swap contracts and over-the-counter options (and the assets they segregate to cover their obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code (the "Code") and certain regulatory requirements may limit the Funds' ability to engage in futures, options and swap transactions.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Strategic Income Fund in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities" above. For further information, see "Options and Futures" in Part II of the Statement.

[]   Rule 144A Securities (Strategic Income Fund)
Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the subadviser has determined, under guidelines established by the trustees of New England Funds Trust I, that the particular issue of Rule 144A securities is liquid. Investment in illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time.

[]   Securities Lending (Limited Term U.S. Government Fund)
The Limited Term U.S. Government Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 25% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

                  F u n d   M a n a g e m e n t

New England Funds Management, L.P. ("NEFM"), 399 Boylston Street, Boston, Massachusetts 02116, is the investment adviser of each of the Funds. NEFM oversees, evaluates and monitors the subadvisory services provided to the Funds and furnishes general business management and administration to the Funds.

Loomis Sayles is the subadviser of the Strategic Income Fund. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Daniel Fuss, Managing Partner and Executive Vice President of Loomis Sayles, has served as the Strategic Income Fund's portfolio manager since the Fund's inception in May 1995. Mr. Fuss joined Loomis Sayles in 1976.

The subadviser of the other Funds is Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116. Back Bay Advisors provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, Back Bay Advisors now manages 15 mutual fund portfolios and a total of over $__ billion of securities. Eric N. Gutterson, Vice President of Back Bay Advisors, has served as the portfolio manager of the Government Securities Fund and Limited Term U.S. Government Fund since April 1994. J. Scott Nicholson, Senior Vice President of Back Bay Advisors, has served as the Adjustable Rate Fund's portfolio manager since the Fund's inception in October 1991. Catherine L. Bunting, Senior Vice President of Back Bay Advisors, has served as the Bond Income Fund's portfolio manager since 1989. Each of the foregoing persons has been employed by Back Bay Advisors for at least five years.

Subject to the supervision of NEFM, each subadviser manages the portfolio of each Fund to which it acts as subadviser in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities for the Fund and employs professional advisers and securities analysts who provide research services relating to the Fund. The Funds pay no direct fees to any of the subadvisers.

Each of the Funds pays NEFM a management fee at the annual rate set forth in the following table:

                               Management fee paid by Fund to NEFM
                              (as a percentage of average daily net
            Fund                       assets of the Fund)
----------------------------     -------------------------------
Adjustable Rate  Fund         0.55%  of the first $200 million
                              0.51%  of the next $300 million
                              0.47%  of amounts in excess of $500
                                     million

Bond Income Fund             0.500%  of the first $100 million
                             0.375%  of amounts in excess of $100
                                     million

Government Securities Fund   0.650%  of the first $200 million
                             0.625%  of the next $300 million
                             0.600%  of amounts in excess of $500
                                     million

Limited Term U.S. Government 0.650%  of the first $200 million
Fund                         0.625%  of the next $300 million
                             0.600%  of amounts in excess of $500
                                     million

Strategic Income Fund         0.65%  of the first $200 million
                              0.60%  of amounts in excess of $200
                                     million

NEFM pays each Fund's subadviser a subadvisory fee at the annual rate set forth in the following table:

                                     Subadvisory fee payable to NEFM to
                                                 subadviser
                                     (as a percentage of average daily
         Fund            Subadviser       net assets of the Fund)
-----------------------  -----------  --------------------------------
Adjustable Rate Fund      Back Bay   0.275%   of the first $200 million
                          Advisors   0.255%   of the next $300 million
                                     0.235%   of amounts in excess of
                                              $500 million

Bond Income Fund          Back Bay   0.2500%  of the first $100 million
                          Advisors   0.1875%  of amounts in excess of
                                              $100 million

Government Securities     Back Bay   0.3250%  of the first $200 million
Fund                      Advisors   0.3125%  of the next $300 million
                                     0.3000%  of amounts in excess of
                                              $500 million

Limited Term U.S.         Back Bay   0.3250%  of the first $200 million
Government Fund           Advisors   0.3125%  of the next $300 million
                                     0.3000%  of amounts in excess of
                                              $500 million

Strategic Income Fund      Loomis     0.35%   of the first $200 million
                           Sayles     0.30%   of amounts in excess of
                                              $200 million

Prior to January 2, 1996, Back Bay Advisors served as adviser to each Fund other than the Strategic Income Fund.

Under an expense deferral arrangement, which NEFM and Loomis Sayles may terminate at any time, NEFM and Loomis Sayles have agreed to waive their advisory and subadvisory fees for the Strategic Income Fund until further notice, subject to the obligation of the Fund to repay such waived fees to NEFM in later periods to the extent that the Fund's expenses in such future periods fall below the annual rate of 1.15% for the Fund's Class Y shares; provided, however, that the Fund is not obligated to pay any such waived fees more than two years after the end of the fiscal year in which such fee was waived.

NEFM and the Distributor have voluntarily agreed, until further notice to the Adjustable Rate Fund, to reduce their fees and, if necessary, to bear certain expenses associated with operating the Fund, in order to limit the Fund's expenses to the annual rate of 0.45% of the Fund's average daily net assets attributable to its Class Y shares.

If any of the voluntary fee reductions described above are terminated, the prospectus of the affected Fund will be supplemented.

The general partners of Back Bay Advisors, Loomis Sayles, NEFM and the Distributor are special purpose corporations that are indirect, wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC"). NEIC's sole general partner, New England Investment Companies, Inc. ("NEIC Inc."), is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. After such merger, NEIC Inc. will be a wholly-owned subsidiary of MetLife.

In placing portfolio transactions for the Funds, Back Bay Advisors and, in the case of the Strategic Income Fund, Loomis Sayles, seek the most favorable price and execution available. Subject to applicable regulatory restrictions and such policies as each Trust's trustees may adopt, Back Bay Advisors and Loomis Sayles may consider sales of shares of the Funds as a factor in the selection of broker-dealers to effect portfolio transactions for the Fund for which it acts as subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

In addition to overseeing the management of the Funds' portfolios as conducted by the subadvisers, NEFM provides executive and other personnel for the management of the Trusts. Each Trust's
Board of Trustees supervises the affairs of that Trust as conducted by NEFM and the subadvisers.

Pursuant to rules of the SEC, the Funds may pay brokerage commissions to New England Securities Corporation, a broker-dealer affiliate of NEFM, on purchases and sales of securities for the portfolios of the Funds.

In addition to the management fee paid to NEFM, each Fund pays all expenses not borne by the Fund's investment adviser or subadviser or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of Back Bay Advisors, NEFM, Loomis Sayles or their affiliates, other than affiliated registered investment companies. Certain expenses are allocated differently between each Fund's Class A, Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares, on one hand, and its Class Y shares, on the other hand. (See "Additional Facts About the Funds" below.)

               B u y i n g   F u n d   S h a r e s

Minimum Investment

Class Y shares of the Funds may be purchased by endowments and foundations. The minimum initial investment is $1 million for these entities and $100,000 is the minimum for each subsequent investment. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least $10 million. Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of The New England or of any other insurance company affiliated with The New England ("Separate Accounts"). There is no minimum initial or subsequent investment amount for Retirement Plans or Separate Accounts. Investments in the Funds may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing plans of amounts invested in the Funds.

Ways To Buy Fund Shares

A shareholder may purchase Class Y shares for cash on any business day by the two methods described below:

BY WIRE TRANSFER: Prior to an initial investment, obtain an account number and wire transfer instructions by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time). All funds should be transmitted to State Street Bank and Trust Company, ABA #011000028, DDA #99011538 Credit [Fund Name] Class Y shares, Shareholder Name, and Shareholder Account Number.

BY MAIL: For an initial investment, complete the attached application and return it with a check payable to New England Funds, L.P. and mailed to New England Funds, L.P., P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

Investment checks should be made payable to New England Funds. New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.) New England Funds will NOT accept third-party checks, except certain third-party checks issued by other mutual fund companies, broker-dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

Class Y shares may also be purchased by exchanging securities on deposit with a custodian acceptable to a Fund's subadviser or by a combination of such securities and cash. Purchase of shares of the Funds in exchange for securities is subject in each case to the determination by a Fund's subadviser that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by a Fund's subadviser in exchange for Fund shares will be valued in the same manner as the Fund's assets (generally the last quoted sales price), as described below under "Determination of Net Asset Value," as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered.
A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-225-5478.

A Fund's subadviser will not approve the acceptance of securities in exchange for shares of a Fund it advises unless (1) the Fund's subadviser, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions; and (4) the securities have a value which is readily ascertainable (not established by evaluation procedures alone) as evidenced by a listing on the New York Stock Exchange, the American Stock Exchange, NASDAQ or the principal securities exchange of countries in which the Fund may invest. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by exchange of securities (other than shares of other funds in the New England Funds).

General
The purchase price of shares of each Fund is the net asset value next determined after a purchase order is received in good order by New England Funds, L.P. For purposes of calculating the purchase price of Fund shares, a purchase order is considered received by the Fund on the day that it is "in good order" unless it is rejected by the Fund. For a purchase order to be in "good order" on a particular day, the investor's securities must be placed on deposit at a depository acceptable to a Fund's subadviser by 4:00 p.m. (Eastern time), and, in the case of a cash investment, Federal funds must be wired to the Fund between 9:00 a.m. and 4:00 p.m. (Eastern time) or a check for the purchase price of the shares, accompanied by a completed application, must have been received by New England Funds, L.P. before 4:00 p.m. (Eastern time) on that day. Orders received after 4:00 p.m. (Eastern time) will receive the next day's price.

Purchases will be made in full and fractional Class Y shares calculated to three decimal places. The shareholder will receive a statement of Fund shares owned following each transaction. Investors will not receive certificates representing Class Y shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.

               O w n i n g   F u n d   S h a r e s

Exchanging Among New England Funds

You may exchange Class Y shares of the Fund or any other series of the Trusts for Class Y shares of any other series of the Trusts which offers Class Y shares or for Class A shares of the New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds").

To make an exchange, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) or, write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

Shareholders have the automatic privilege to exchange Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon telephone instructions, will provide shareholders with written confirmations of such transactions and will record telephone instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Fund Dividend Payments

Each Fund declares dividends daily and pays them monthly. Each Fund pays as dividends substantially all net investment income (tax exempt and taxable income other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). Each Fund pays short-term capital gains annually. The trustees of the Trusts may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a dividend you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

Shareholders have the option to reinvest all distributions in additional Class Y shares of the Fund or in Class Y shares of other series of the Trusts, to receive distributions from ordinary income in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or of other series of the Trusts or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in Class Y shares of the Fund at net asset value unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

                DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

              S e l l i n g   F u n d   S h a r e s

Ways to Sell Fund Shares

Class Y shares of the Funds may be redeemed in the following ways:

[]   By telephone:
A shareholder may redeem shares by telephone in cash by the two methods described below:

Wired to Your Bank Account _ If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225- 5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. The proceeds generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record _ Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) and requesting that a check for the proceeds be mailed to the address on your account, [provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less.] Generally, the check will be mailed to you on the business day after your redemption request is received.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[]   By mail:
You may redeem your shares at their net asset value next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor for details.

General
Redemption requests will be effected at the net asset value next determined after the redemption request is received in proper form by State Street Bank and Trust Company ("State Street Bank"). Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply to redemptions under powers of attorney.
Please call the Distributor or your investment dealer for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

If Back Bay Advisors, or Loomis Sayles in the case of the Strategic Income Fund, determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by Back Bay Advisors, or Loomis Sayles in the case of the Strategic Income Fund, in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Funds' right to pay redemptions in kind is limited by an election made by the Funds under Rule 18f-1 under the Investment Company Act of 1940. See "Redemptions" in Part II of the Statement.

                     F u n d   D e t a i l s

Determination of Net Asset Value

Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, under the supervision of each Trust's Board of Trustees, determines the value of the total net assets of each Fund as of the close of regular trading (ordinarily 4:00 p.m. Eastern time) each day the Exchange is open. The Boards of Trustees have authorized Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, to delegate certain price determination functions to pricing services or facilities selected by Back Bay Advisors or Loomis Sayles, as the case may be. Securities for which market quotations are readily available are generally valued at market value on the basis of market quotations. Options, interest rate futures and options thereon which are traded on exchanges are valued at their last sale price as of the close of the Exchange. All money market instruments with a maturity of more than 60 days are valued at current market value. The value of debt securities with remaining maturities of 60 days or less shall be their amortized cost value, unless conditions indicate otherwise. In all other cases, the value of a Fund's assets is determined in good faith by Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, or a pricing service selected by Back Bay Advisors or Loomis Sayles, under the supervision of the Boards of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (the current U.S. dollar value, in the case of securities principally traded outside the United States) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of Class Y shares is the net asset value per share.

Income Tax Considerations

Each Fund intends to meet all requirements of the Code necessary to ensure that it qualifies as a regulated investment company and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or additional shares. Unless you are a tax exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. Distributions derived from a Fund's long-term capital gains ("capital gains distributions"), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both dividends and capital gains distributions are taxable whether distributed to you in cash or additional shares.

A Fund's transactions in foreign currency-denominated debt securities and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a part or all of a Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid federal income tax liability.

Dividends derived from interest on U.S. Government securities may be exempt from state and local taxes. The Trusts intend to advise shareholders of the proportion of each Fund's dividends that are derived from such interest. Before investing in any of the Funds, you should check the consequences of your local and state tax laws, which may be different from the federal tax consequences, and the consequences for any retirement plan offering tax benefits.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized in the 12-month period ending December 31 but has not previously distributed. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt institution, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund. You should consult a competent tax adviser as to the effect of an investment in a Fund on your particular federal, state and local tax situations.

[]   Adjustable Rate Fund
While many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a Fund from direct obligations of the U.S. Government, none of the distributions of the Adjustable Rate Fund during the current fiscal year are expected to qualify for such tax-free treatment. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. Government securities do not qualify as direct federal obligations in most states.

Performance Criteria

Each Fund may include total return information in advertisements or other written sales material. Each Fund may show the average annual total return for each class of shares for the one-, five- and ten-year periods through the end of the most recent calendar quarter (or, if shorter, the period since the commencement of the class's operations). Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of the Class B shares, imposition of the CDSC for the period of time quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The classes may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return is higher. Each Fund may also include the yield, accompanied by the total return, for each class of shares, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent 30-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gains over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value rather than the maximum offering price is used to calculate the distribution rate, the rate will be higher.

As a result of lower operating expenses, Class Y shares of the Funds can be expected to achieve a higher investment return than the Funds' Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About the Funds

[]   New England Funds Trust I was organized in 1985 as a
Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Government Securities Fund represents the original series of shares of New England Funds Trust I. The Bond Income Fund was organized prior to 1985 and conducted investment operations as a separate corporation until its reorganization as a series of New England Funds Trust I in January 1987. The Strategic Income Fund commenced investment operations in 1995.

[]   New England Funds Trust II was organized in 1931 as a
Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Limited Term U.S. Government Fund commenced investment operations in 1989. The Adjustable Rate Fund commenced operations in 1991.

[]   When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the respective Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, for which only shares of that class are entitled to vote. No Rule 12b-1 plan applies to the Class Y shares of any Fund.

[]   Class A, Class B and Class C shares are identical to Class Y shares, except that Class A and Class B shares are subject to a sales load or contingent deferred sales charge, Class A, Class B and Class C shares bear a service fee at the annual rate of 0.25% of average net assets (and in the case of Class B and Class C shares a 0.75% distribution fee; also, Class A shares of the Limited Term U.S. Government Fund bear an additional 0.10% distribution fee) and have separate voting rights in certain circumstances. Class Y bears its own transfer agency and prospectus printing costs. The minimum investment in Class A, Class B and Class C shares is $2,500 (but lower minimums apply to purchases under certain special programs).

[]   Except for matters that are explicitly identified as
"fundamental" in this prospectus or Parts I and II of the Statement, the investment policies of each Fund may be changed without shareholder approval or prior notice. The investment objectives of the Government Securities and Bond Income Funds are fundamental. The investment objectives of the Adjustable Rate Fund and Strategic Income Fund are not fundamental. The investment objectives of the Limited Term U.S. Government Fund is not fundamental but, as a matter of policy, the trustees would not change that objective without shareholder approval. If there is a change in the investment objective of the Adjustable Rate or Strategic Income Fund, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

[]   The Trusts do not generally hold regular shareholder
meetings and will do so only when required by law. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

[] The transfer and dividend paying agent for the Funds is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]   The Trusts, together with the Money Market Funds, constitute the New England Funds. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in this prospectus that relate to the other Trust. The trustees of each Trust have considered this possible liability and approved the use of this combined prospectus for Funds of both Trusts.

[]   The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

[]   Each Fund's annual report contains additional performance
information and is made available upon request and without charge.

[]   The Distributor has entered into a selling agreement with
investment dealers, including a broker-dealer that is an affiliate of the Distributor, for the sale of the Funds' Class Y Shares. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Registered representatives of the affiliated broker-dealer are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEIC. NEIA may receive compensation with respect to certain sales of each Fund's Class Y shares from the Fund's subadviser.

A p p e n d i x   A :   R a t i n g s   O f   S e c u r i t i e s

Description of Moody's Investors Service, Inc. bond ratings:

Aaa, Aa, A _ Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa _ Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba _ Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B _ Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa _ Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca _ Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C _ Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's Ratings Group bond ratings:

AAA, AA, A _ Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

BBB _ Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB-B-CCC-CC-C _ Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI _ The rating CI is reserved for income bonds on which no income is being paid.

D _ Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

Prospectus and Application _ April 15, 1996

New England Massachusetts Tax Free Income Fund (the "Fund") is a non-diversified mutual fund and a series of New England Funds Trust II (the "Trust"), a registered open-end management investment company. Seven other series of the Trust are described in separate prospectuses. The Trust and New England Funds Trust I are referred to in this prospectus as the "Trusts."

The Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, L.P. ("Back Bay Advisors"), the Fund's subadviser, believes is consistent with preservation of capital.
There can be no assurance that the Fund will achieve this objective.

The Fund offers two classes of shares to the general public. The offering price is based on the next-determined net asset value per share. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B shares, which also bear higher annual 12b-1 fees than Class A shares. Class B shares automatically convert to Class A shares eight years after purchase. See "Buying Fund Shares _ Sales Charges."

This prospectus sets forth information you should know before investing in the Fund. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Fund dated April 15, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For general information on the Fund or any of its services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free at 1-800-225-5478.

                T a b l e   O f   C o n t e n t s
Pag
 e
     FUND EXPENSES AND FINANCIAL
     INFORMATION
     Schedule of Fees                  Sales charges, yearly operating
                                       expenses.
     Financial Highlights              Historical information on the
                                       Fund's performance.

     INVESTMENT STRATEGY
     How the Fund Pursues Its
     Investment Objective

     INVESTMENT RISKS                  It is important to understand
                                       the risks inherent in the Fund
                                       before you invest.

     FUND MANAGEMENT

     BUYING FUND SHARES
     Minimum Investment                Everything you need to know to
                                       open and add to
     6 Ways to Buy Fund Shares         a New England Funds account.
      []  Through your investment
      dealer
      []  By mail
      []  By wire transfer
      []  By Investment Builder
      []  By electronic purchase
      through ACH
      []  By exchange from another New
      England Fund
     Sales Charges
     Reduced Sales Charges (Class A
     Shares Only)

     OWNING FUND SHARES
     Exchanging Among New England      New England Funds offers three
     Funds                             convenient ways to
     Fund Dividend Payments            exchange Fund shares.

     SELLING FUND SHARES
     5 Ways to Sell Fund Shares        How to withdraw money or close
                                       your account.
      []  Through your investment
      dealer
      []  By telephone
      []  By mail
      []  By check
      []  By Systematic Withdrawal
      Plan
     Repurchase Option (Class A Shares An opportunity to reinvest your
     Only)                             redemption proceeds within 120
                                       days for no sales charge.

     FUND DETAILS                      Additional information you may
                                       find important.
     How Fund Share Price is
     Determined
     Income Tax Considerations
     The Fund's Expenses
     Performance Criteria
     Additional Facts About the Fund
     Glossary of Terms

                F u n d   E x p e n s e s   A n d
            F i n a n c i a l   I n f o r m a t i o n

Schedule of Fees

Expenses are one of several factors to consider when you invest in the Fund. The following tables summarize your maximum transaction costs from investing in the Fund and estimated annual expenses for each class of the Fund's shares. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Fund for the periods specified.

Shareholder transaction expenses

                                           Class A  Class B
                                            -----    -----
Maximum Initial Sales Charge Imposed on a
Purchase (as a percentage of offering
price)(1)(2)                                4.25%    None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase
price or redemption proceeds, as
applicable)(2)                               (3)     4.00%

(1) A reduced sales charge on Class A shares applies in some cases. See "Buying Fund Shares -- Reduced Sales Charges (Class A Shares Only)."
(2)  Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within one year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."

Annual Fund operating expenses*
(as a percentage of average net assets)

                                   Class A   Class B
                                   -------   --------
Management Fees                    ___%***   ____%***
12b-1 Fees                         0.35%     1.00%*
Other Expenses                     ___%      ___%
Total Fund Operating Expenses      ___%***   ___%***

* The expense information contained in this table and its footnotes has been restated to reflect fees and expenses currently in effect for the Fund.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
*** After voluntary fee waiver and expense limitations. Without such voluntary limitations, the Fund's Management Fees would be ____% for Class A and Class B shares and Total Expenses would be ____% for Class A shares and ___% for Class B shares.


Example
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and
(2) redemption at the end of each time period. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

            Class A     Class B
              ----      -------
                       (1)   (2)
1 year      $         $     $
3 years     $         $     $
5 years     $         $     $
10 years*   $         $     $

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using
     Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund. For additional information about the Fund's management fees, 12b-1 fees and other expenses, please see "Fund Management" and "The Fund's Expenses."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                      FINANCIAL HIGHLIGHTS

                           TO BE FILED

                          BY AMENDMENT

              I n v e s t m e n t   S t r a t e g y

How the Fund Pursues Its Investment Objective

The Fund invests primarily in Massachusetts Tax Exempt Bonds (which are described below). Massachusetts law provides that to the extent distributions by the Fund are derived from interest on Massachusetts Tax Exempt Bonds, they shall be exempt from Massachusetts personal income taxes. It is a fundamental policy of the Fund that the Fund will normally invest at least 80% of the value of its net assets in debt obligations the interest from which is, in the opinion of bond counsel at the time of issuance, exempt from regular federal income tax and Massachusetts personal income taxes and is not subject to the federal alternative minimum tax (the "AMT") for individuals. It is the Fund's intention, however, that, under normal market conditions, (1) at least 90% of the Fund's net assets will be invested in debt obligations the interest from which will be exempt from federal income tax (other than the AMT) and Massachusetts personal income taxes and (2) no more than 20% of the Fund's net assets will be invested in debt obligations the interest from which is subject to the AMT. Under normal conditions, at least 65% of the Fund's assets will be invested in Massachusetts Tax Exempt Bonds. During the Fund's fiscal year ended December 31, 1995, on average ____% of the Fund's net assets were invested in debt obligations the interest from which is exempt from Federal income tax (other than the AMT) and Massachusetts personal income taxes, and ___% of the Fund's net assets were invested in debt obligations the interest from which is subject to the AMT. During that period, ___% of the Fund's distributions were derived from "private activity bonds," the income from which is an item of tax preference for purposes of the federal alternative minimum tax for individuals. The Fund may invest up to 5% of its assets in so-called "inverse floating obligations" or "residual interest bonds."

Securities purchased by the Fund will be largely of investment grade quality. Immediately after the Fund purchases an investment, at least 85% of the Fund's assets will consist of securities rated AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P"); Aaa, Aa, A or Baa by Moody's or securities that are not rated by S&P or Moody's but that are determined by the Fund's subadviser to be of comparable quality to securities in those rating categories.

The other 15% of the Fund's assets may be invested in securities rated below investment grade (below BBB or Baa) or unrated but securities determined by Back Bay Advisors to be of comparable quality to bonds rated below BBB or Baa.

Bonds rated BBB or Baa are considered investment grade but may have speculative characteristics. See "Investment Risks _ Lower Quality Fixed-Income Securities" for more information about these bonds. The Fund may invest in bonds rated in the lowest rating categories, D by S&P or C by Moody's. These classes of bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

For temporary purposes (such as pending new investments), for liquidity purposes (such as to meet repurchase or redemption obligations, or to pay expenses), or for temporary defensive purposes, the Fund may invest in taxable obligations such as obligations of the U.S. Government, its agencies or instrumentalities, other debt securities rated within the four highest grades by either Moody's or S&P, commercial paper rated in the two highest grades by either of such rating services, certificates of deposit, bankers acceptances and repurchase agreements. The Fund may also hold its assets in other cash equivalents or in cash.

The Fund may purchase and sell financial futures contracts and options for hedging purposes. Futures contracts on a Municipal Bond Index are traded on the Chicago Board of Trade. This index is intended to represent a numerical measure of market performance for long-term tax-exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in the value of the index between the time when the Fund enters into and terminates an index future, the Fund will realize a gain or loss. The Fund may purchase and sell futures contracts on this Index (or any other tax-exempt bond index approved for trading by the Commodity Futures Trading Commission) to hedge against general changes in market values of Massachusetts Tax Exempt Bonds which the Fund owns or expects to purchase. The Fund may also purchase and sell put and call options on index futures, or on an index directly, in addition to or as an alternative to purchasing and selling financial futures contracts.

The Fund may also, for hedging purposes, purchase and sell futures contracts and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. Treasury security futures and related options would be used in a way similar to the Fund's use of index futures and related options. The Fund will purchase or sell Treasury security futures or related options only when, in the opinion of Back Bay Advisors, price movements in Treasury security futures and related options are likely to correlate closely with price movements in the Massachusetts Tax Exempt Bonds which are the subject of the hedge.

Except for policies of the Fund that are explicitly described in this prospectus or in Part I of the Statement as fundamental, the investment policies of the Fund, including the investment objective, may be changed without shareholder approval or prior notice. As a matter of policy, however, the trustees would not change the Fund's investment objective without shareholder approval.

Although the yield of a tax exempt fund generally will be lower than that of a taxable income fund, the net after-tax return to investors may be greater. The table below illustrates what tax-free investing can mean for you.

The following table does not take into account the effect of income taxes on social security benefits which may arise as a result of receiving tax exempt income, or any alternative minimum tax. Also, a portion of the Fund's distributions may consist of ordinary income or short-term or long-term capital gain and will be taxable to you as such.

The following table shows, for different assumed levels of taxable income and marginal tax rates, the equivalent taxable yield that would be required to achieve certain levels of tax exempt yield. Yields shown do not represent actual yields achieved by the Fund and are not intended as a prediction of future yields.


                                1996
                              Combined
                               MA and
      Taxable Income*         Federal   If Tax Exempt Yield is
Single         Joint            Tax     4.00% 5.00%  6.00%   7.00%   8.00%
Return         Return         Bracket*   then the equivalent taxable yield
($)            ($)                                   would be:
                               25.20%   5.35% 6.68%  8.02%   9.36%   10.70%
                               36.64%   6.31% 7.89%  9.47%   11.05%  12.63%
                               39.28%   6.59% 8.23%  9.88%   11.53%  13.18%
                               43.68%   7.10% 8.88%  10.65%  12.43%  14.20%
                               46.85%   7.53% 9.41%  11.29%  13.17%  15.05%

* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income as defined in the Internal Revenue Code is the same as under the Massachusetts Personal Income Tax law; however, Massachusetts taxable income may differ due to differences in exemptions, itemized deductions and other items.

**For federal tax purposes, these combined rates reflect the applicable marginal rates for 1996, including indexing for inflation, and are subject to change as a result of amendments to existing tax laws. These rates include the effect of deducting state taxes on your Federal return.

Massachusetts Tax Exempt Bonds

Massachusetts Tax Exempt Bonds are debt obligations issued by The Commonwealth of Massachusetts and its political subdivisions (for example, counties, cities, towns, villages, districts and authorities), the interest from which is, in the opinion of bond counsel, exempt from both federal income tax and Massachusetts personal income taxes (other than the possible incidence of any alternative minimum taxes). These bonds are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, the refunding of outstanding debts, or the lending of funds to public or private institutions for the construction of housing, educational or medical facilities.

They may also include certain types of industrial development bonds or private activity bonds issued by public authorities to finance privately owned or operated facilities. Massachusetts Tax Exempt Bonds also include debt obligations issued by other governmental entities (for example, U.S. possessions such as Puerto Rico) if such debt obligations generate interest income that is exempt from federal income taxes and Massachusetts personal income taxes.

The two principal classifications of Massachusetts Tax Exempt Bonds are general obligation and limited obligation (limited purpose or revenue) bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unlimited revenues of the issuer. Industrial development and private activity bonds are in most cases limited obligation bonds, the creditworthiness of which is directly related to the user of the facilities.

Certain Massachusetts Tax Exempt Bonds which may be held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem Massachusetts Tax Exempt Bonds held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in tax exempt securities providing as high a level of investment return as the securities redeemed.

Although the Fund's investment objective refers to preservation of capital, the net asset value of Fund shares will fluctuate based on changes in the prevailing market interest rates and other factors.

During a period of declining interest rates, many of the Fund's portfolio investments will likely bear coupon rates which are higher than current market rates, regardless of whether such securities were originally purchased at a premium. Such securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of the Fund's shares. The value of such "premium" securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching a call date). As a result, an investor who holds shares of the Fund during such periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on the Fund's investments) than might be available from alternative investments bearing current market interest rates, but may face an increased risk of capital loss as these higher coupon securities approach maturity (or the call date). In evaluating the potential performance of an investment in the Fund, investors may find it useful to compare the Fund's current dividend rate with the Fund's "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "Fund Details -- Performance Criteria."

                 I n v e s t m e n t   R i s k s

It is important to understand the following risks inherent in the Fund before you invest. The Fund's ability to achieve its investment objective depends on the ability of the issuers of Massachusetts Tax Exempt Bonds to meet their continuing obligations to pay principal and interest.

Since the Fund invests primarily in Massachusetts Tax Exempt Bonds, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically affecting the ability of issuers of Massachusetts Tax Exempt Bonds to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of Massachusetts and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Massachusetts Tax Exempt Bonds may be affected from time to time by economic, political and demographic conditions within Massachusetts. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of Massachusetts Tax Exempt Bonds may also affect that issuer's ability to meet its obligations. Payments of principal and interest on limited obligation bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in Massachusetts or a particular locality. Any reduction in the actual or perceived ability of an issuer of Massachusetts Tax Exempt Bonds to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Massachusetts Tax Exempt Bonds as well.

Like other northeastern states, Massachusetts suffered significant adverse effects from the recession of the early 1990s, including the loss of substantial numbers of jobs, declining real estate values and reduced tax receipts. Weakness in the local or national economy could adversely affect the credit ratings and creditworthiness of Massachusetts Tax Exempt Bonds, which in turn could adversely affect the value of an investment in the Fund.

At certain times the secondary market for Massachusetts Tax Exempt Bonds may be less liquid than that for other fixed-income securities. Accordingly, the ability of the Fund to buy and sell securities at those times may be limited. The amount of publicly available information about the financial condition of an issuer of Massachusetts Tax Exempt Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, monitoring the creditworthiness of issuers of Massachusetts Tax Exempt Bonds may be more difficult than monitoring the creditworthiness of issuers of corporate bonds.

The value of the Fund's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes in the credit ratings of obligations as well as in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. The value of the Fund's shares will fluctuate with the value of its investments.

[]   Lower Quality Fixed-Income Securities

Lower quality fixed-income securities generally provide higher yields than higher quality securities, but are subject to greater credit and market risk. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a fund investing in lower quality fixed-income securities may be more dependent on the fund's investment adviser's or subadviser's own credit analysis than is the case for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult.
Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings."

[]   Futures and Options
The use of futures and options may result in taxable income or capital gains and involves certain special risks. Futures and options transactions involve costs and may result in losses. The successful use of futures and options will usually depend on whether Back Bay Advisors forecasts interest rate movements correctly, which cannot be assured. The Fund's ability to hedge its portfolio positions through Treasury security futures and options also depends on the degree of correlation between the municipal bond index or U.S. Treasury security underlying the futures or options purchased and sold by the Fund and the Massachusetts Tax Exempt Bonds that are the subject of the hedge. The successful use of futures and options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at a particular time. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the Fund's ability to engage in futures and options transactions.

The Fund will not purchase or sell futures contracts or related options if, as a result, the sum of initial margin deposits on the Fund's existing futures contracts and options plus premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

A more detailed explanation of futures and options transactions and the risks associated with them is included in Part II of the Statement.

[]   Miscellaneous

In periods of rapidly fluctuating interest rates, there may be frequent changes in investments. From time to time, consistent with its investment objective, the Fund may also trade securities for the purpose of seeking short-term profits. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. To the extent that such sales result in net realized capital gains, shareholders ordinarily are taxed on such gains at applicable income tax rates. See "Income Tax Considerations" below. Under certain market conditions, the Fund's portfolio turnover rate may be higher than that of similar mutual funds. Recent portfolio turnover rates for the Fund are set forth above under "Financial Highlights."

The Fund reserves the right to enter into repurchase agreements for amounts up to 15% of its assets. In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. These transactions must be fully collateralized at all times, but may involve some credit risk to the Fund. The Fund may also purchase securities for future delivery (i.e., forward commitments), which may increase its overall investment exposure. Part II of the Statement contains more detailed information about these transactions and about limitations designed to reduce the risks associated with them.

The Fund is a "non-diversified" fund and as such is not required to meet any diversification requirements under the Investment Company Act of 1940 (the "1940 Act"), although the Fund must meet certain diversification standards to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the "Code"). Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.

                  F u n d   M a n a g e m e n t

New England Funds Management, L.P. ("NEFM"), 399 Boylston Street, Boston, Massachusetts 02116, serves as the Fund's adviser. NEFM oversees, evaluates and monitors Back Bay Advisors' provision of subadvisory services to the Fund and provides general business management and administration to the Fund.

The Fund's subadviser is Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116. Subject to overall supervision by NEFM and the Trust's trustees, Back Bay Advisors furnishes a continuous investment program for the Fund and recommends what securities should be purchased or sold. Back Bay Advisors provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, Back Bay Advisors now manages __ mutual fund portfolios and over $__ billion of securities. James S. Welch, Vice President of Back Bay Advisors and the Trust, has served as the Fund's portfolio manager since May 1995. Prior to joining Back Bay Advisors in 1993, Mr. Welch was a Vice President at Putnam Management Company.

The general partners of NEFM, Back Bay Advisors and the Distributor are special purpose corporations that are wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC"). NEIC is listed on the New York Stock Exchange, and manages over $__ billion in assets for individuals and institutions. NEIC's sole general partner, New England Investment Companies, Inc. ("NEIC Inc."), is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. After such merger, NEIC Inc. will be a wholly-owned subsidiary of MetLife.

The Fund pays NEFM a management fee at the annual rate of 0.60% of the first $100 million of the Fund's average daily net assets and 0.50% of such assets in excess of $100 million. NEFM has voluntarily agreed, however, until further notice to the Fund, to reduce its management fee and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of the average daily net assets of the Fund's Class A shares and 1.50% of the average daily net assets of the Fund's Class B shares. NEFM may terminate this voluntary agreement at any time. In that event the Fund would supplement its prospectus.

NEFM pays Back Bay Advisors for providing subadvisory services to the Fund a subadvisory fee at the annual rate of 0.30% of the first $100 million of the Fund's average daily net assets and 0.25% of such assets in excess of $100 million. The Fund pays no direct fees to Back Bay Advisors. Prior to January 2, 1996, Back Bay Advisors served as adviser to the Fund.

Subject to applicable regulatory restrictions and such policies as the Trust's trustees may adopt, Back Bay Advisors may consider sales of shares of the Fund and shares of the other mutual funds it advises as a factor in the selection of broker-dealers to effect portfolio transactions for the Fund. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

The Trust's Board of Trustees supervises the affairs of the Fund as conducted by NEFM and Back Bay Advisors.

               B u y i n g   F u n d   S h a r e s

Minimum Investment

$2,500 is the minimum for an initial investment in the Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

[]$50 for automatic investing through the Investment Builder program.

[]$1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

6 Ways to Buy Fund Shares

You may purchase Class A and Class B shares of the Fund in the following ways:

[]   Through your investment dealer:
Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[]   By mail:
For an initial investment, simply complete an application and return it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

For subsequent investments, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

Investment checks should be made payable to New England Funds. New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.) New England Funds will NOT accept third-party checks, except certain third-party checks issued by other mutual fund companies, broker-dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

[]   By wire transfer of Federal Funds:
For an initial investment, call 1-800-225-5478 between 8:00 a.m.
and 7:00 p.m. (Eastern time) to obtain an account number and wire transfer instructions.

For subsequent investments, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit New England Massachusetts Tax Free Income Fund, Class of shares, Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

[]   By Investment Builder:
Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

For an initial investment, please indicate that you would like to begin an automatic investment plan through Investment Builder. Indicate the amount of the monthly investment on the enclosed application and enclose a check marked "Void" or a deposit slip from your bank account.

To add Investment Builder to an existing account, please call us at 1-800-225-5478 for a Service Options form.

[]   By electronic purchase through ACH:
You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business. You may also purchase shares through ACH by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or Tele#Facts after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[]   By exchange from another New England Fund:
You may also purchase shares of a Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares --
Exchanging Among New England Funds" for complete details.

Using Tele#Facts  1-800-346-5984
Tele#Facts is New England Funds' automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at 1-800-225-5478.

General

All purchase orders are subject to acceptance by the Fund and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. (Eastern time) on the same day, which will be effected at the net asset value determined on that day). Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Fund's "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares.

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

Sales Charges

The Fund offers two classes of shares:

Class A Shares

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Class A shares are offered subject to the following sales charges:

                       Sales charge as a % of    Dealer's
                      ------------------------  Concession
                                      Net        as % of
                       Offering      Amount      Offering
Value of Total           Price      Invested     Price**
Investment            ----------- -----------  -----------
--------------------
Up to $50,000            4.25%       4.44%        3.75%
$50,000 - $99,999        4.00%       4.17%        3.50%
$100,000 - $249,999      3.50%       3.63%        3.00%
$250,000 - $499,999      2.50%       2.56%        2.15%
$500,000 - $999,999      2.00%       2.04%        1.70%
$1,000,000 or more       None         None          *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $2 million invested; .80% on the next $1 million; .20% on the next $2 million; and .08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

**A 1.5% sales charge applies to investments of less than $500,000 of distributions from unit investment trusts. The dealer concession is 1.5% on these sales.

Contingent Deferred Sales Charge (Class A shares only). For purchases of $1,000,000 or more of Class A shares a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of Class A shares purchased within one year before the redemption. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. For purposes of the CDSC, it is assumed that the Class A shares held the longest are the first to be redeemed. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. No CDSC applies to a redemption of Class A shares followed by a reinvestment effected within 30 days after the date of redemption.

Class B Shares

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for eight years (at which time they automatically convert to Class A shares) and to a CDSC if they are redeemed within five years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of the Fund. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same fund purchased with reinvested dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge.

                                   Contingent
                                    Deferred
                               Sales Charge as a
                                 Percentage of
                                     Dollar
              Year Since       Amount Subject to
               Purchase              Charge
              ----------       -----------------
                   1st ...........    4%
                   2nd ...........    3%
                   3rd ...........    3%
                   4th ...........    2%
                   5th ...........    1%
             thereafte ...........    0%
                     r

Year one ends one year after the day on which the purchase was accepted and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges _ General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.

Deciding Which Class to Purchase
The decision as to whether Class A or Class B shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Investors making small investments might consider Class B shares because 100% of the purchase price is invested immediately. Consult your investment dealer for advice applicable to your particular circumstances.

Choosing Between Class A and B Shares
Whether you purchase Class A or Class B shares depends on your investing goals. If you qualify for a reduced sales charge, or invest for the long term, you might consider purchasing Class A shares. Class A shares have lower annual fees and as a result, pay higher dividends per share. If you are making a smaller investment, you might consider Class B shares since 100% of your purchasing dollars are invested immediately and the amount of your deferred sales charge diminishes over time. Consult your financial representative for deciding which class is appropriate for you.

General

No CDSC on any class of shares applies to redemptions following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, no CDSC applies to certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 5 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after your order is received on sales of both classes of shares. The Class A sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from the Fund to another series is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund's shares.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. The Distributor from time to time may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U. S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges (Class A Shares Only)

[]   Letter of Intent _ if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

[]   Combining Accounts _ Purchases by qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of the qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

[]   Unit holders of unit investment trusts _ unit investment
trust distributions of up to $1 million may be invested in shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

[]   Clients of an adviser or subadviser _ no sales charge or
CDSC applies to investments of $100,000 or more in the Fund by clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the parents, spouses and children of the foregoing. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

[]   Shares of the Funds may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

[]   Shares of the Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or Back Bay Advisors out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

[]   There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the Trusts' investment advisers or subadvisers, the Distributor or any other company affiliated with The New England; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust for any of the foregoing persons and any separate account of The New England or of any insurance company affiliated with The New England.

[]   Shareholders of Reich & Tang Government Securities Trust may
exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

               O w n i n g   F u n d   S h a r e s

Exchanging Among New England Funds

Class A Shares

Except as indicated in the next two sentences, you may exchange Class A shares of the Fund (and Class A shares of the Money Market Funds acquired through exchanges from any series of the Trusts) for Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge; such exchanges will be made at the next-determined asset value of the shares. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund for shares of another series of the Trusts that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your New England Adjustable Rate U.S. Government Fund shares and the higher sales charge of the fund into which you are exchanging. In addition, you may redeem the Class A shares of any Money Market Fund that were not acquired through exchanges from the Fund and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.

Class B Shares
You may exchange Class B shares of the Fund or any series of the Trusts and Class B shares of the Money Market Funds (or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts which offers Class B shares. Such exchanges will be made at the next-determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges _ Class B Shares" above.

To make an exchange, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day where the Fund is open for business, write to New England Funds or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. Exchange requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less) except that, under the Automatic Exchange Plan, the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.



You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Automatic Exchange Plan
The Fund has an automatic exchange plan under which shares of a class of the Fund are automatically exchanged each month for shares of the same class of other series of the Trusts, other than New England Growth Fund, which is available only to certain eligible investors. The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page.

Fund Dividend Payments

The Fund declares dividends daily and pays them monthly. The Fund pays as dividends substantially all net investment income (tax exempt and taxable income other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of the Fund shortly before it declares a dividend you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from ordinary income in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of other series of the Trusts or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

                DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

              S e l l i n g   F u n d   S h a r e s

5 Ways to Sell Fund Shares

You may sell Class A and Class B shares of the Fund in the following ways:

[]   Through your investment dealer:
Call your authorized investment dealer for information.

[]   By telephone:
You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

* Wired to Your Bank Account _ If you have previously selected the telephone redemption privilege on your account, Class A and Class B shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business, or by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

  Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

* Mailed to Your Address of Record _ Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m.
  (Eastern time) and requesting that a check for the proceeds (less any applicable CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

* Through ACH _ Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time)
  or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[]   By mail:
You may redeem your shares at their net asset value (less any applicable CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered and the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Fund recommends that certificates be sent by registered mail.

[]   By check:
Checkwriting is available on Class A shares of the Fund only. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 1-800-225-5478 for our Service Option Form. The Fund will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A or Class B shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. The Fund and the Distributor are in no way responsible for any checkwriting account established with State Street Bank.

You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

[]   By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

General

Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. (Eastern time) on the same day will receive that day's net asset value). Redemption proceeds (less any applicable CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply to redemptions under powers of attorney.
Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for Fund shares in certificate form. If certificates have been issued for your investment, you must send them along with your request to New England Funds, L.P. before a redemption request can be honored. See the instructions for redemption by mail above.

The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Repurchase Option (Class A Shares Only)

You may apply your Class A share redemption proceeds without sales charge to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest the entire proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for the entire amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences even if the proceeds are later reinvested. Please consult your tax adviser.

                     F u n d   D e t a i l s

How Fund Share Price Is Determined

Back Bay Advisors, under the direction of the Trust's Board of Trustees, determines the value of the total net assets of the Fund as of the close of regular trading (ordinarily 4:00 p.m. Eastern time) on the Exchange each day the Exchange is open. Securities for which market quotations are readily available are generally valued at market value on the basis of market quotations. In all other cases, the value of the Fund's assets is determined in good faith by Back Bay Advisors, or by a pricing service selected by it, subject to the general supervision of the trustees.

The net asset value per share of each class is determined by dividing the value of the assets attributable to that class, less all liabilities (including accrued expenses) attributable to such class, by the number of shares of the class outstanding. The public offering price of the Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Sales Charges" above. The public offering price of Class B shares is the net asset value per share.

The exact price you pay for a share will be determined by the next set of calculations made after your order is accepted by the New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading of the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

CALCULATING THE PRICE OF SHARES

Total Market Value of
Portfolio Securities
+ Other Assets
- Any Liabilities
= Net Asset Value (NAV)
-----------------------------------------------------------------
     Total Number of Outstanding Shares in a Class

The public offering price for Class A shares is the NAV plus the applicable sales charge. The public offering price for Class B shares is the NAV.

Income Tax Considerations

The Fund intends to meet all requirements of the Code necessary to ensure that it is qualified to pay "exempt-interest dividends," which in general means that the Fund can pass on to shareholders the federal tax-exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on Massachusetts Tax Exempt Bonds are also exempt from Massachusetts personal income taxes.

For federal income tax and Massachusetts personal income tax purposes, your proportionate share of taxable dividends derived from the Fund's other net interest (and other ordinary) income and short-term capital gains, if any, will be taxable as ordinary income, whether received in cash or additional shares. Distributions derived from the Fund's long-term capital gains are generally taxable as long-term capital gains regardless of how long you have held your Fund shares. However, certain capital gains distributions may qualify for exemptions from Massachusetts personal income taxes, to the extent designated as such by the Fund. Distributions by the Fund are not eligible for the dividends-received deduction for corporations.

In general any gain or loss realized upon a disposition of shares will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as a short-term gain or loss assuming the shares are held as capital assets. Losses incurred on the disposition of shares of the Fund held for six months or less will be disallowed as deductions for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as long-term capital losses to the extent of capital gain distributions received with respect to such shares.

If you receive social security benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, income from certain private activity bonds issued after August 7, 1986 is an item of tax preference for purposes of the federal alternative minimum tax at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in such private activity bonds, shareholders may become subject to, or have increased liability under, the alternative minimum tax. However, it is a fundamental policy of the Fund that distributions from interest income on such bonds, together with distributions from interest income on investments other than Massachusetts Tax Exempt Bonds, will normally not exceed 10% of the total amount of the Fund's income distributions.

Exempt interest dividends are included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the alternative minimum tax is added to the corporation's alternative minimum taxable income, potentially giving rise to alternative minimum tax liability.

All tax exempt bonds issued after August 16, 1986 (September 1, 1986 in the case of certain bonds) are now subject to certain rules formerly applicable only to industrial development bonds. If the issuer of bonds issued after such date fails to observe these rules, the interest on the bonds could become taxable retroactive to the date the bonds were issued.

To avoid an excise tax, the Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized in the twelve-month period ending December 31 but has not previously distributed.

Distributions declared in December to shareholders of record on a date in that month and paid in January will be considered for federal income tax purposes to have been received by shareholders on December 31.

If at least 95% of the Fund's dividends are "exempt-interest dividends," federal back-up withholding rules do not apply. However, if the percentage should ever drop below 95%, the Fund will be required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 from the Fund to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal and Massachusetts income tax consequences of an investment in the Fund.
Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations.

The Fund's Expenses

In addition to the management fee paid to NEFM, the Fund pays all expenses not borne by NEFM, Back Bay Advisors or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of NEFM, Back Bay Advisors or their affiliates, other than affiliated registered investment companies.

Under Plans adopted pursuant to Rule 12b-1 under the 1940 Act, each class of shares of the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of each class's average daily net assets. The Distributor may pay up to the entire amount of the service fee to securities dealers who are dealers of record with respect to Fund shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. The Distributor retains the balance of the fees as compensation for providing personal service to investors in the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor currently pays investment dealers at the time of sale the first year's service fee in the amount of up to 0.25% of the amount invested. The Distributor may also use all or any portion of the fee to pay its expenses in connection with the provision or personal services to investors and/or the maintenance of shareholder accounts. The Fund's Class A shares also pay the Distributor a distribution fee not to exceed an annual rate of 0.10% of the average daily net assets of the Class A shares, and the Fund's Class B shares pay the Distributor a distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Class B shares. The Distributor may pay up to the entire amount of the distribution fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of Fund shares. The Distributor retains the balance of the fee as compensation for its services as distributor of the relevant class of shares.

Performance Criteria

Each class of the Fund may include tax-equivalent yield, yield and total return information in advertisements or other written sales material. Each class of shares of the Fund may show its average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter, or in the case of the Class A shares, for the period since July 27, 1988, when Back Bay Advisors became the Fund's investment adviser. Total return is measured by comparing the value of an investment in the class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions, and imposition of the CDSC relevant to the period of time quoted in the case of the Class B shares). Each class may also show total return over other periods, or on an aggregate basis for the period presented, or without deduction of a sales charge or CDSC. If a sales charge or CDSC is not deducted in calculating total return, the class's total return will be higher.

Total return will generally be higher for Class A shares than for Class B shares of the same Fund, because of the higher levels of expenses borne by the Class B shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B shares.

Yield is computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent 30-day period by the maximum offering price of a share of the relevant class on the last day of the period (reduced by any earned income expected to be declared shortly as a dividend). Tax-equivalent yield is the taxable yield an investor would have to earn to receive the equivalent of the class's yield after payment of federal income tax and Massachusetts personal income taxes. Tax-equivalent yield is calculated by adjusting the class's standardized yield for a recent thirty day period, using effective combined federal and Massachusetts tax rates for individuals.

Each class may also present one or more distribution rates in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gains over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value rather than the maximum offering price is used to calculate the distribution rate, the rate will be higher.

All performance information is based on past performance and does not predict future performance. See Part II of the Statement for more details.

Additional Facts About the Fund

[]   The Trust was organized in 1931 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Fund was organized in 1983 as a Massachusetts business trust and conducted investment operations as a separate organization until its reorganization as a series of the Trust in January 1989.

[]   When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of the Fund vote together, except as to matters relating to a class's 12b-1 plan, for which only shares of that class are entitled to vote.

[]   The Trust does not hold regular shareholder meetings and
will do so only when required by law. Shareholders may remove trustees from office by votes cast at a shareholder meeting or by written consent.

[] The transfer and dividend paying agent for the Fund is New England Funds, L.P., 399 Boylston Street, Boston, Massachusetts 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]   If the balance in your account is less than a minimum dollar amount set by the trustees from time to time (currently $500), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

[]   The Fund's annual report contains additional performance
information and will be made available upon request and without charge.

[]   The Class A and Class B structure could be terminated should certain IRS rulings be rescinded.

[]   Summit Cash Reserves Fund (the "Cash Fund"), a series of
Financial Institutions Series Trust, is related to the Fund for purposes of investment and investor services. Shares of all classes of the Fund may be exchanged for shares of the Cash Fund at net asset value. If shares of the Fund that are exchanged for shares of the Cash Fund are subject to a CDSC, the holding period for purposes of determining the expiration of the CDSC will stop and resume only when an exchange is made back into shares of a series of the Trusts. If Fund shares subject to a CDSC are exchanged for Cash Fund shares and the Cash Fund shares are later redeemed rather than being exchanged back into shares of a series of the Trusts, then a CDSC will apply at the same rate as if the Fund shares were redeemed at the time of the exchange.

                G l o s s a r y   O f   T e r m s

Capital gain distributions _ Payments to shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent deferred sales charge (CDSC) _ A fee that may be charged when a shareholder sells Fund shares.

Distribution fee _ An annual asset-based sales charge that is used to pay for sales-related expenses.

Income distributions _ Payments to shareholders resulting from interest or dividend income earned by a Fund's portfolio.

Mutual fund _ The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) _ The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. _ The distributor and transfer agent of the New England Funds.

New England Funds Management, L.P. _ The investment adviser to most of the New England Funds.

Open end investment management company _ A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price _ The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date _ The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee _ Payments by a fund to the fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

Taxable equivalent yield --The yield an investor would have to earn prior to paying income taxes, in order to retain a net-after-tax amount equivalent to the yield on a tax-free fund.

Total Return _ The change in value of an investment in a Fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield _ The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12b-1 fees _ Fees paid by a mutual fund under a plan adopted under 1940 Act Rule 12b-1. Can include both distribution fees and service fees (see above).

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK

Prospectus and Application - April 15, 1996

New England Intermediate Term Tax Free Fund of California (the "California Fund") and New England Intermediate Term Tax Free Fund of New York (the "New York Fund") (collectively the "Funds") are non-diversified mutual funds. The Funds are series of shares of New England Funds Trust II (the "Trust"), a registered open-end management investment company. Six other series of the Trust are described in separate prospectuses. The Trust and New England Funds Trust I are referred to in this prospectus as the "Trusts."

Each Fund seeks as high a level of current income exempt from federal income tax and its state's personal income tax (and New York City personal income tax, in the case of the New York Fund) as is consistent with preservation of capital. There can be no assurance that a Fund will achieve its investment objective.

Each Fund offers two classes of shares to the general public. The offering price is based on the next-determined net asset value per share. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B shares, which also bear higher annual 12b-1 fees than Class A shares. Class B shares automatically convert to Class A shares eight years after purchase. See "Buying Fund Shares _ Sales Charges."

This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Funds dated April 15, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For general information on the Funds or any of their services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free at: 1-800-225-5478.

                T a b l e   O f   C o n t e n t s

Page
      FUND EXPENSES AND FINANCIAL
      INFORMATION
      Schedule of Fees                  Sales charges, yearly operating
                                        expenses.
      Financial Highlights              Historical information on the
                                        Funds' performance.

      INVESTMENT STRATEGY
      How the Funds Pursue Their
      Objectives

      INVESTMENT RISKS                  It is important to understand
                                        the risks inherent in a Fund
                                        before you invest.

      FUND MANAGEMENT

      BUYING FUND SHARES
      Minimum Investment                Everything you need to know to
                                        open and add to
      6 Ways to Buy Fund Shares         a New England Funds account.
       []  Through your investment
       dealer
       []  By mail
       []  By wire transfer
       []  By Investment Builder
       []  By electronic purchase
       through ACH
       []  By exchange from another
       New England Fund
      Sales Charges
      Reduced Sales Charges (Class A
      Shares Only)

      OWNING FUND SHARES
      Exchanging Among New England      New England Funds offers three
      Funds                             convenient ways to
      Fund Dividend Payments            exchange Fund shares.

      SELLING FUND SHARES
      5 Ways to Sell Fund Shares        How to withdraw money or close
                                        your account.
       []  Through your investment
       dealer
       []  By telephone
       []  By mail
       []  By check
       []  By Systematic Withdrawal
       Plan
      Repurchase Option (Class A        An opportunity to reinvest your
      Shares Only)                      redemption proceeds within 120
                                        days for no sales charge.

      FUND DETAILS                      Additional information you may
                                        find important.
      How Fund Share Price Is
      Determined
      Income Tax Considerations
      The Funds' Expenses
      Performance Criteria
      Additional Facts About the Funds

                F u n d   E x p e n s e s   A n d
            F i n a n c i a l   I n f o r m a t i o n

Schedule of Fees

Shareholder transaction expenses

                                    California       New York
                                       Fund            Fund
                                   ------------    ------------
                                   Class  Class    Class  Class
                                     A      B        A      B
                                   -----  -----    -----  -----
Maximum Initial Sales Charge Imposed
on a Purchase (as a percentage of
offering price)(1)(2)
                                   2.50%   None    2.50%  6.50%
Maximum Contingent Deferred Sales
Charge (as a percentage of
original purchase price or
redemption proceeds, as
applicable)(2)                      (3)   4.00%     (3)   4.00%

(1) A reduced sales charge on Class A shares applies in some cases. See "Buying Fund Shares -- Reduced Sales Charges (Class A Shares Only)."
(2)  Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within one year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."

Annual Fund operating expenses*
(as a percentage of average net assets)
                             California Fund         New York Fund
                               ------------          ------------
                            Class A   Class B     Class A    Class B
                             -----     -----       -----      -----
Management Fees             0.00%***  0.00%***    0.00%***  0.00%***
12b-1 Fees                  0.25%     1.00%*      0.25%     1.00%*
Other Expenses              ___%***   ___%***     ___%****  ___%****
Total Fund Operating        ___%***   ___%***     ___%****  ___%****
Expenses

* The expense information contained in this table and its footnotes has been restated to reflect the fees and expenses currently in effect for the Funds.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
*** After voluntary fee waiver and expense reduction by the Fund's adviser and/or the Distributor. Without the voluntary limitations, Management Fees and Other Expenses would be ____% and ____%, respectively, for both classes and Total Fund Operating Expenses would be ____% for Class A shares and ____% for Class B shares. These voluntary limitations can be terminated by the Fund's adviser or the Distributor at any time.
**** After voluntary fee waiver and expense reduction by the Fund's adviser and/or the Distributor. Without the voluntary limitations, estimated Management Fees and Other Expenses would be ____% and ____%, respectively, for both classes and Total Fund Operating Expenses would be ____% for Class A shares and ____% for Class B shares. These voluntary limitations can be terminated by the Fund's adviser or the Distributor at any time.

Example
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and
(2) redemption at the end of each time period.   The 5% return
and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

            California Fund       New York Fund
             -------------       --------------
           Class A  Class B    Class A   Class B
            ----    -------     -----    -------
                   (1)  (2)             (1)   (2)
1 year     $       $    $      $        $    $
3 years    $       $    $      $        $    $
5 years    $       $    $      $        $    $
10 years*  $       $    $      $        $    $

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using
     Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' fees and other expenses, please see "Fund Management" and "The Funds' Expenses."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                      Financial Highlights

                           To Be Filed

                          By Amendment

              I n v e s t m e n t   S t r a t e g y

How the Funds Pursue Their Objectives

The Funds invest primarily in the tax exempt securities of their named state ("State Tax Exempt Securities"), which are described below.

The law of each Fund's named state provides that, to the extent distributions by a Fund are derived from interest on State Tax Exempt Securities, they shall be exempt from that state's personal income taxes and, in the case of the New York Fund, from New York City income tax (other than the possible incidence of any alternative minimum taxes). It is a fundamental policy of each Fund that at least 80% of its income distributions will be exempt from federal income tax, from personal income taxes of its named state and, in the case of the New York Fund, from New York City income tax, except during times of adverse market conditions when a Fund is investing for temporary defensive purposes (in which case more than 20% of a Fund's income distributions could be subject to federal income tax and/or personal income taxes of its named state and, in the case of the New York Fund, New York City income tax). Each Fund currently expects that at least 90% of its income each year will be exempt from federal income taxes, the personal income tax of its named state and, in the case of the New York Fund, from New York City income tax. The Funds may invest in "private activity bonds," which pay interest that, although exempt from ordinary income taxes, may be subject to federal or state alternative minimum taxes. It is a fundamental policy of each Fund that distributions of interest income on such bonds, together with distributions of interest income from investments other than State Tax Exempt Securities (including any income subject to federal alternative minimum tax), will not normally exceed 20% of the total amount of the Fund's income distributions. The Funds currently do not expect such distributions to exceed 10% of the total amount of each Funds' income distributions. The Funds may invest up to 5% of their respective assets in so-called "inverse-floating obligations" or "residual interest bonds."

Securities purchased by the Funds will be largely of investment grade quality. At the time the Funds purchase an investment, at least 85% of each Fund's assets will consist of securities rated AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P"); rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or securities that are not rated by S&P or Moody's but that are determined by Back Bay Advisors, L.P. ("Back Bay Advisors"), the Funds' subadviser, to be of comparable quality to securities in those rating categories. The other 15% of each Fund's assets may be invested in securities rated below investment grade (below BBB or Baa) or unrated securities that the subadviser determines are of comparable quality to bonds rated below BBB or Baa. Bonds rated BBB or Baa are considered investment grade but may have speculative characteristics. See "Investment Risks _ Lower Quality Fixed Income Securities" for more information about these bonds. Each Fund may invest in bonds rated in the lowest rating categories, D by S&P or C by Moody's. These classes of bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Each Fund will ordinarily seek to maintain an average dollar-weighted maturity of three to ten years.

Although the Funds' investment objectives refer to preservation of capital, the net asset value of the Funds' shares will fluctuate based on changes in prevailing market rates and other factors.

"Duration" is a commonly used measure of the price responsiveness of a fixed-income security or a portfolio of fixed-income securities to an interest rate change (i.e., the change in price one can expect from a given change in yield). Many investors and investment analysts consider duration to be a more useful measure of price sensitivity than "maturity." The prices (i.e., values) of securities having shorter durations generally fluctuate less than those of securities with longer durations. The Funds will seek to maintain an average portfolio duration of six years or less. The Funds' portfolios may include fixed-income securities with durations of more than six years, so long as the average duration of the portfolio is six years or less. A portfolio with an average duration of six years or less should provide investors with a reduced risk of loss due to rising interest rates. For example, a 1% increase in interest rates would be expected to result in a price decrease of approximately 6% for a portfolio with an average duration of six years and a price decrease of 8% for a portfolio with an average duration of eight years. Conversely, a 1% decrease in interest rates would be expected to result in similar increases in value. These expectations represent Back Bay Advisors' estimate of portfolio volatility based upon historic data collected under a wide variety of market conditions, but there is no assurance that actual volatility will be consistent with such expectations. By maintaining an average portfolio duration of six years or less, the Funds seek to achieve a lower level of fluctuations of the Funds' per share net asset value than funds with longer durations although this result cannot be assured.

For temporary purposes (such as pending new investments), for liquidity purposes (such as to meet repurchase or redemption obligations, or to pay expenses), or for temporary defensive purposes, a Fund may invest in taxable obligations such as obligations of the U.S. Government, its agencies or instrumentalities, other debt securities rated within the four highest grades by either Moody's or S&P, commercial paper rated in the two highest grades by either of such rating services, certificates of deposit and bankers acceptances. A Fund may also hold its assets in other cash equivalents or in cash.

The Funds may also purchase and sell interest rate futures contracts and tax exempt bond index futures contracts and may write and purchase related options. The Funds expect that transactions involving futures and options on futures will help to reduce the volatility of the Funds' net asset values, although these results cannot be assured.

Although the yield of a tax exempt fund generally will be lower than that of a taxable income fund, the net after-tax return to investors may be greater. The following table illustrates what tax-free investing can mean for you.

The following table does not take into account the effect of income taxes on social security benefits which may arise as a result of receiving tax exempt income, or any alternative minimum tax. Also, a portion of the Funds' distributions may consist of ordinary income or short-term or long-term capital gain and will be taxable to you as such.

The following table shows, for different assumed levels of taxable income and marginal tax rates, the equivalent taxable yield that would be required to achieve certain levels of tax-exempt yield. Yields shown do not represent actual yields achieved by the Funds and are not intended as a prediction of future yields.

TAX FREE INVESTING
California Fund

                                1996
                              Combined
                              Federal
      Taxable Income            and
--------------------------   California  If Tax Exempt Yield is
Single         Joint          Marginal   4.00%  4.50%  5.00%  5.50%   6.00%
Return        Return         Tax Rate**   then the equivalent taxable yield
 ($)            ($)                                   would be:
                               18.40%    4.90%  5.51%  6.13%  6.74%   7.35%
                               20.10%    5.01%  5.63%  6.26%  6.88%   7.51%
                               32.32%    5.91%  6.65%  7.39%  8.13%   8.87%
                               33.76%    6.04%  6.79%  7.55%  8.30%   9.06%
                               34.70%    6.13%  6.89%  7.66%  8.42%   9.19%
                               37.42%    6.39%  7.19%  7.99%  8.79%   9.59%
                               37.90%    6.44%  7.25%  8.05%  8.86%   9.66%
                               41.95%    6.89%  7.75%  8.61%  9.47%   10.34%
                               42.40%    6.94%  7.81%  8.68%  9.55%   10.42%
                               43.04%    7.02%  7.90%  8.78%  9.66%   10.53%
                               45.64%    7.36%  8.28%  9.20%  10.12%  11.04%
                               46.24%    7.44%  8.37%  9.30%  10.23%  11.16%
New York Fund

                                1996
                              Combined
                              Federal
       Taxable Income           and
----------------------------  New York  If Tax Exempt Yield is
Single          Joint         Marginal  4.00%  4.50%  5.00%  5.50%  6.00%
Return         Return           Tax     then the equivalent taxable yield
 ($)             ($)           Rate**               would be:
                               20.57%   5.04%  5.67%  6.29%  6.92%  7.55%
                               21.45%   5.09%  5.73%  6.37%  7.00%  7.64%
                               33.47%   6.01%  6.76%  7.52%  8.27%  9.02%
                               36.24%   6.27%  7.06%  7.84%  8.63%  9.41%
                               40.86%   6.76%  7.61%  8.45%  9.30%  10.15%
                               44.19%   7.17%  8.06%  8.96%  9.85%  10.75%

                               1996
                             Combined
                              Federal
                                and
                             New York
       Taxable Income          State
----------------------------    and     If Tax Exempt Yield is****
                               City
Single        Joint          Marginal   4.00%  4.50%  5.00%   5.50%  6.00%
Return       Return             Tax      then the equivalent taxable yield
 ($)           ($)            Rate***                would be:
                              23.82%    5.25%  5.91%  6.56%   7.22%  7.88%
                              24.71%    5.31%  5.98%  6.64%   7.31%  7.97%
                              25.19%    5.35%  6.01%  6.68%   7.35%  8.02%
                              36.63%    6.31%  7.10%  7.89%   8.68%  9.47%
                              36.64%    6.31%  7.10%  7.89%   8.68%  9.47%
                              39.28%    6.59%  7.41%  8.23%   9.06%  9.88%
                              39.32%    6.59%  7.42%  8.24%   9.06%  9.89%
                              43.71%    7.11%  7.99%  8.88%   9.77%  10.66%
                              46.88%    7.53%  8.47%  9.41%  10.35%  11.29%
*
     This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income as defined in the Internal Revenue
     Code is the same as under the New York State, New
     York City or California Personal Income Tax law;
     however, New York State, New York City or
     California taxable income may differ due to differences in exemptions, itemized deductions and other items.

** For federal tax purposes, these combined rates reflect the applicable marginal rates for 1996, including indexing for inflation, and are subject to change as a result of amendments to existing tax laws. These rates include the effect of deducting state taxes on your Federal return.

*** For federal tax purposes, these combined rates reflect the applicable marginal rates for 1996, including indexing for inflation, and are subject to change as a result of amendments to existing tax laws. These rates include the effect of deducting state and city taxes on your Federal return. For New York purposes, these combined rates reflect the expected New York State and City tax and surcharge rates for 1996.

**** These represent New York State, City and Federal tax equivalent yields.

State Tax Exempt Securities

State Tax Exempt Securities are debt obligations issued by a Fund's named state and its respective political subdivisions (for example, counties, cities, towns, villages, districts and authorities), the interest from which is, in the opinion of bond counsel, exempt from both federal income tax and personal income taxes of the relevant state and, in the case of the New York Fund, New York City personal income taxes (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, the refunding of outstanding debts, or the lending of funds to public or private institutions for the construction of housing, educational or medical facilities. They may also include certain types of industrial development bonds or private activity bonds issued by public authorities to finance privately owned or operated facilities. State Tax Exempt Securities also include debt obligations issued by other governmental entities (for example, U.S. possessions such as Puerto Rico) if such debt obligations generate interest income that is exempt from federal income taxes, the relevant state's personal income taxes and, in the case of the New York Fund, New York City income taxes.

The two principal classifications of State Tax Exempt Securities are general obligation and limited obligation (limited purpose or revenue) bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases limited obligation bonds, the creditworthiness of which is directly related to that of the user of the facilities.

Although the Funds will maintain an average portfolio maturity in the intermediate range, the Funds may be primarily invested in short-term State Tax Exempt Securities when yields on such securities are greater than yields available on long-term State
Tax Exempt Securities, to stabilize net asset value or for temporary defensive purposes.

Also included within the general category of State Tax Exempt Securities are participations in lease obligations or installment purchase contract obligations ("lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing and may not be as marketable as more conventional securities. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. The Funds' investments, if any, in these securities will be subject to procedures adopted by the trustees of the Trust from time to time.

Participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract. Some municipal leases and participation certificates may not be readily marketable.

State Tax Exempt Securities may have fixed or variable interest rates. Each Fund may purchase floating and variable rate demand notes, which are securities normally having a stated maturity in excess of one year, but which permit the holder to tender the notes for purchase at the principal amount thereof. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted periodically based on changes in such lending rate. The interest rate on a variable rate demand note is adjusted at specified intervals. There generally is no secondary market for these notes, although they may be tendered for redemption at face value. In some cases, the Funds must give more than seven days' notice before tender. Variable rate demand notes with such a notice feature are "illiquid securities" for purposes of the policy limiting the Funds' investments in illiquid securities to 15% of net assets.

                 I n v e s t m e n t   R i s k s

It is important to understand the following risks inherent in a Fund before you invest.

[]   General
The value of a Fund's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The value of a Fund's shares will fluctuate with the value of its investments.

Certain State Tax Exempt Securities which may be held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem State Tax Exempt Securities held by a Fund during a time of declining interest rates, that Fund may not be able to reinvest the proceeds in tax exempt securities providing as high a level of investment return as the securities redeemed.

During a period of declining interest rates, many of each Fund's portfolio investments will likely bear coupon rates which are higher than current market rates, regardless of whether such securities were originally purchased at a premium. Such securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of each Fund's shares. The value of such "premium" securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching a call date). As a result, an investor who holds shares of a Fund during such periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on such Fund's investments) than might be available from alternative investments bearing current market interest rates, but may face an increased risk of capital loss as these higher coupon securities approach maturity (or the call date).
In evaluating the potential performance of an investment in each Fund, investors may find it useful to compare each Fund's current dividend rate with that Fund's "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "Performance Criteria."

[]   State Tax Exempt Securities
A Fund's ability to achieve its investment objective depends on the ability of its named state and its political subdivisions to meet their continuing obligations to pay principal and interest.

Since the Funds invest primarily in State Tax Exempt Securities, the value of a Fund's shares may be especially affected by factors pertaining to the economy of a Fund's named state and other factors specifically affecting the ability of that state (and its political subdivisions) to meet their obligations. As a result, the value of a Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of a state and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of State Tax Exempt Securities may be affected from time to time by economic, political and demographic conditions within the relevant state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of State Tax Exempt Securities may also affect that issuer's ability to meet its obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in a Fund's named state or a particular locality. Any reduction in the actual or perceived ability of an issuer of State Tax Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of State Tax Exempt Securities of other issuers as well.

The amount of publicly-available information about the financial condition of an issuer of State Tax Exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, monitoring the creditworthiness of issuers of State Tax Exempt Bonds may be more difficult than with corporate bonds.

Investing in New York. New York suffered significant adverse effects from the disruption of financial markets in the late 1980s and the most recent recession. These effects included the loss of substantial numbers of jobs, declining real estate values and reduced tax receipts. Future weakness in the economy generally, or in those sectors that are especially important to the New York economy (such as financial services), could adversely affect the credit ratings and creditworthiness of State Tax Exempt Securities of New York issuers, which in turn could adversely affect the value of an investment in the New York Fund.

Investing in California. Although California has the largest and one of the most diversified economies of any state, it has suffered significant adverse effects from the most recent recession and from the continuing weakness of certain key industries, such as the defense and aerospace industries. Among these effects are significant job losses, declining real estate values and reduced tax receipts. Continued or future weakness in the economy generally or in those sectors that are especially important to the California economy could adversely affect the credit ratings and creditworthiness of State Tax Exempt Securities of California issuers, which in turn could adversely affect the value of an investment in the California Fund.

Back Bay Advisors believes that, in general, the secondary market for State Tax Exempt Securities is less liquid than that for many other fixed-income securities. Accordingly, the ability of a Fund to buy and sell securities may be limited.

[]   Options and Futures
The Funds may purchase and sell financial futures contracts and options for hedging purposes. Futures contracts on a Municipal Bond Index are traded on the Chicago Board of Trade. This index is intended to represent a numerical measure of market performance for long-term tax exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Fund enters into and terminates an index future, such Fund will realize a gain or loss. The Funds may purchase and sell futures contracts on this Index (or any other tax-exempt bond index approved for trading by the Commodity Futures Trading Commission) to hedge against general changes in market values of State Tax Exempt Securities which the Funds own or expect to purchase. The Funds may also purchase and sell put and call options on index futures, or on an index directly, in addition to or as an alternative to purchasing and selling financial futures contracts.

The Funds may also, for hedging purposes, purchase and sell futures contracts and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. Treasury security futures and related options would be used in a way similar to the Funds' use of index futures and related options. The Funds will purchase or sell Treasury security futures or related options only when, in the opinion of Back Bay Advisors, price movements in Treasury security futures and related options are likely to correlate closely with price movements in the State Tax Exempt Securities which are the subject of the hedge.

The use of futures and options may result in taxable income or capital gains and involves certain special risks. Futures and options transactions involve costs and may result in losses. The successful use of futures and options will usually depend on Back Bay Advisors' ability to forecast interest rate movements correctly. The Funds' ability to hedge their portfolio positions through Treasury security futures and options also depends on the degree of correlation between the municipal bond index or U.S. Treasury security underlying the futures or options purchased and sold by the Funds and the State Tax Exempt Securities that are the subject of the hedge. The successful use of futures and options also depends on the availability of a liquid secondary market to enable the Funds to close their positions on a timely basis. There can be no assurance that such a market will exist at a particular time. Certain provisions of the Internal Revenue Code (the "Code") and certain regulatory requirements may limit a Fund's ability to engage in futures and options transactions.

The Funds will not purchase or sell futures contracts or related options if, as a result, the sum of initial margin deposits on a Fund's existing futures contracts and options plus premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

A more detailed explanation of futures and options transactions and the risks associated with them is included in Part II of the Statement.

[]   Lower Quality Fixed-Income Securities

Lower quality fixed-income securities generally provide higher yields than higher quality securities, but are subject to greater credit and market risk. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a fund investing in lower quality fixed-income securities may be more dependent on the fund's investment adviser's or subadviser's own credit analysis than is the case for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult.
Securities below investment grade quality are considered high yield, high risk securities and are commonly know as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings."

[]   Miscellaneous

Each Fund reserves the right to enter into repurchase agreements for amounts up to 15% of its assets. In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date.
Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. These transactions must be fully collateralized at all times, but may involve some credit risk to the Fund. A Fund may also purchase securities for future delivery (i.e., forward commitments), which may increase its overall investment exposure. Part II of the Statement contains more detailed information about these transactions and about limitations designed to reduce the risks associated with them.

Each Fund is "non-diversified" and as such is not required to meet any diversification requirements under the Investment Company Act of 1940 (the "1940 Act"), although each Fund must meet certain diversification standards to qualify as a regulated investment company under the Code. Since the Funds may invest a relatively high percentage of their assets in the obligations of a limited number of issuers, each Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.

In periods of rapidly fluctuating interest rates, there may be frequent changes in investments. From time to time, consistent with its investment objective, each Fund may also trade securities for the purpose of seeking short-term profits. A change in the securities held by the Funds is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. To the extent that such sales result in net realized capital gains, shareholders ordinarily are taxed on such gains at applicable income tax rates. Back Bay Advisors expects that the Funds' turnover may exceed 100% annually. Recent portfolio turnover rates for the Funds are set forth above under "Financial Highlights."

                  F u n d   M a n a g e m e n t

New England Funds Management, L.P. ("NEFM"), 399 Boylston Street, Boston, Massachusetts 02116, serves as the Funds' adviser. NEFM oversees, evaluates and monitors Back Bay Advisors' provision of subadvisory services to the Funds and provides general business management and administration to the Funds. NEFM also serves as adviser to most of the other funds in the New England Funds.

The Funds' subadviser is Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116. Subject to overall supervision by NEFM and the Trust's trustees, Back Bay Advisors furnishes a continuous investment program for each Fund and recommends what securities should be purchased or sold. Back Bay Advisors provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, Back Bay Advisors now manages __ mutual fund portfolios and over $__ billion of securities. James S. Welch, Vice President of Back Bay Advisors, has served as the portfolio manager of the Funds since their inception in April 1993. Prior to joining Back Bay Advisors in 1993, Mr. Welch was a Vice President at Putnam Management Company.

Each Fund pays NEFM a management fee at the annual rate of 0.525% of the first $200 million of such Fund's average daily net assets, 0.500% of the next $300 million of such assets and 0.475% of such assets in excess of $500 million. NEFM and the Distributor have agreed, however, to reduce their fees, and, if necessary, to bear certain expenses associated with operating the Funds in order to limit each Fund's expenses to an annual rate of 0.70% of the average net assets of the Fund's Class A shares and 1.45% of the average net assets of the Fund's Class B shares. NEFM and the Distributor may terminate these voluntary agreements at any time. In that event the Funds would supplement their prospectus.

NEFM pays Back Bay Advisors for providing subadvisory services to each Fund a subadvisory fee at the annual rate of 0.2625% of the first $200 million of each Fund's average daily net assets, 0.2500% of the next $300 million of such assets and 0.2375% of such assets in excess of $500 million. The Funds pay no direct fees to Back Bay Advisors. Prior to January 2, 1996, Back Bay Advisors served as adviser to each of the Funds.

The general partners of NEFM, Back Bay Advisors and the Distributor are wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC"). NEIC is listed on the New York Stock Exchange, and manages over $__ billion in assets for individuals and institutions. NEIC's sole general partner, New England Investment Companies, Inc. ("NEIC Inc."), is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policy holders of The New England and MetLife and receipt of certain regulatory approvals. After such merger, NEIC Inc. will be a wholly-owned subsidiary of MetLife.

In placing portfolio transactions for the Funds, Back Bay Advisors seeks the most favorable price and execution available. Subject to applicable regulatory restrictions and such policies as the Trust's trustees may adopt, Back Bay Advisors may consider sales of shares of the Funds and other funds in the New England Funds as a factor in the selection of broker-dealers to effect portfolio transactions for the Funds.

The Trust's Board of Trustees supervises the affairs of the Funds as conducted by NEFM and Back Bay Advisors.

               B u y i n g   F u n d   S h a r e s

Minimum Investment

$2,500 is the minimum for an initial investment in either Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

$50 for automatic investing through the Investment Builder program.

$1,000 for accounts registered under the Uniform Gifts to Minors
Act or the Uniform Transfers to Minors Act.

6 Ways to Buy Fund Shares

You may purchase Class A and Class B shares of the Funds in the following ways:

[]   Through your investment dealer:
Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[]   By mail:
For an initial investment, simply complete an application and return it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

For subsequent investments, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

Investment checks should be made payable to New England Funds. New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.) New England Funds will NOT accept third-party checks, except certain third-party checks issued by other mutual fund companies, broker-dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

[]   By wire transfer of Federal Funds:
For an initial investment, call 1-800-225-5478 between 8:00 a.m.
and 7:00 p.m. (Eastern time) to obtain an account number and wire transfer instructions.

For subsequent investments, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA
#99011538, Credit Fund (Fund name and Class of shares),
Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

[]   By Investment Builder:
Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

For an initial investment, please indicate that you would like to begin an automatic investment plan through Investment Builder. Indicate the amount of the monthly investment on the enclosed application and enclose a check marked "Void" or a deposit slip from your bank account.

To add Investment Builder to an existing account, please call us at 1-800-225-5478 for a Service Options form.

[]   By electronic purchase through ACH:
You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. You may also purchase shares through ACH by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or Tele#Facts after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[]   By exchange from another New England Fund:
You may also purchase shares of one series of a Fund by exchanging shares from another New England Fund. Please see
"Owning Fund Shares -- Exchanging Among New England Funds" for complete details.

Using Tele#Facts 1-800-346-5984
Tele#Facts is New England Funds' automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at 1-800-225-5478.

General
All purchase orders are subject to acceptance by the Funds and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares.

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

Sales Charges

The Funds offer two classes of shares:

Class A Shares

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Class A shares are offered subject to the following sales charges:

                       Sales charge as a % of    Dealer's
                      ------------------------  Concession
                                      Net        as % of
                       Offering      Amount      Offering
Value of Total           Price      Invested     Price**
Investment            ----------- -----------  -----------
--------------------
Up to $100,000           2.50%       2.56%        2.15%
$100,000 - $249,999      2.00%       2.04%        1.70%
$250,000 - $499,999      1.50%       1.52%        1.25%
$500,000 - $999,999      1.25%       1.27%        1.00%
$1,000,000 or more       None         None          *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $2 million invested; 0.80% on the next $1 million; 0.20% on the next $2 million; and 0.08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

**A 1.5% sales charge applies to investments of less than $500,000 of distributions from unit investment trusts. The dealer concession is 1.5% on these sales.

Contingent Deferred Sales Charge (Class A shares only). For purchases of $1,000,000 or more of Class A shares of either Fund, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions within one year after the shares were purchased. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

Class B Shares
Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within 5 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of either Fund. If the exchange is made to Class B shares of a Money Market Fund, then the holding period will stop and resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price.
In addition, no charge will be assessed on shares of the same Fund purchased with reinvested dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge.

                                   Contingent
                                    Deferred
                                 Sales Charge as
                                        a
                                  Percentage of
                                     Dollar
              Year Since         Amount Subject
               Purchase             to Charge
              ----------        ----------------
                    1st  ..........   4%
                    2nd  ..........   3%
                    3rd  ..........   3%
                    4th  ..........   2%
                    5th  ..........   1%
             thereafter  ..........   0%

Year one ends one year after the day on which the purchase was accepted and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges - General" below. At the time of sale, the Distributor pays investment dealers a commission of 2.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.

Deciding Which Class to Purchase
The decision as to whether Class A or Class B shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Investors making small investments might consider Class B shares because 100% of the purchase price is invested immediately. Consult your investment dealer for advice applicable to your particular circumstances.

Choosing Between Class A and B Shares
Whether you purchase Class A or Class B shares depends on your investing goals. If you qualify for a reduced sales charge, or invest for the long term, you might consider purchasing Class A. Class A shares have lower annual fees and as a result, pay higher dividends per share. If you make a smaller investment, you might consider Class B shares since 100% of you purchasing dollars are invested immediately and the amount of your deferred sales charge diminishes over time. Consult your financial representative for deciding which class is appropriate for you.

General
No CDSC on any class of shares applies to redemptions following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, no CDSC applies to certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 5 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

Each Fund receives the net asset value next determined after the order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Funds' shares.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. The Distributor from time to time may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges (Class A Shares Only)

[]   Letter of Intent -- if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

[]   Combining Accounts -- Purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/ or single trust estates. The values of all accounts are combined to determine the sales charge.

[]   Unit holders of unit investment trusts -- unit investment
trust distributions of less than $500,000 may be invested in shares of any Fund at a sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

[]   Clients of an adviser or subadviser -- no sales charge or
CDSC applies to investments of $100,000 or more in the Funds by clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the parents, spouses and children of the foregoing. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

[]   Shares of the Funds may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

[]   Shares of the Funds also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or Back Bay Advisors out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

[]   There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the Trust's investment advisers, subadvisers, the Distributor, The New England or any other company affiliated with The New England; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust for any of the foregoing persons.

[]   Shareholders of Reich & Tang Government Securities Trust may
exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

               O w n i n g   F u n d   S h a r e s

Exchanging Among New England Funds

Class A Shares

Except as indicated in the next two sentences, you may exchange Class A shares of either Fund (and Class A shares of the Money Market Funds acquired through exchanges from any series of the Trusts) for Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares. Class A shares of the California Fund and the New York Fund (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") for shares of another fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the fund into which you are exchanging. Participants in the automatic exchange program will not be charged the difference. Shares of the Adjustable Rate Fund that are subject to a differential sales charge as described above may not participate in this program. In addition, you may redeem the Class A shares of any Money Market Fund that were not acquired through exchanges from either Fund and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.

Class B Shares
You may exchange Class B shares of any Fund or series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for the Class B shares of any other series of the Trusts which offers Class B shares. Such exchanges will be made at the next determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges _ Class B Shares" above.

To make an exchange, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business, call Tele#Facts or write New England Funds. Exchange requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. The exchange must be for a minimum of $500 (or the total net asset value of the account, whichever is less) except that under the Automatic Exchange Plan the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the fund into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other fund may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, and will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Automatic Exchange Plan
The Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other series in the Trusts, other than New England Growth Fund, which is available only to certain eligible investors. The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page.

Fund Dividend Payments

The Funds declare dividends daily and pay them monthly. Each Fund pays as dividends substantially all net investment income (tax exempt and taxable income other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually.

You have the option to reinvest all distributions in additional shares of the same class of a Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Funds at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying the servicing agent in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to a Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

                DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program which allows you to have all dividends and any other distributions automatically invested in shares of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. The shareholder name on the fund account distributing dividends and the fund account receiving dividends must be the same and, if a new account in the purchased fund is being established, minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

              S e l l i n g   F u n d   S h a r e s

5 Ways to Sell Fund Shares

You may sell Class A and Class B shares of the Funds in the following ways:

[]   Through your investment dealer:
Call your authorized investment dealer for information.

[]   By telephone:
You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

* Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, Class A and Class B shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and
  7:00 p.m. (Eastern time) on a day when the Funds are open for business, or by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

  Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

* Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m.
  (Eastern time) and requesting that a check for the proceeds (less any applicable CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

* Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[]   By mail:
You may redeem your shares at their net asset value (less any applicable CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

[]   By check:
Checkwriting is available on Class A shares of the Funds. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 1-800-225-5478 for our Service Option Form. The Fund will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC or Class B shares.

If you use withdrawal checks, you will be subject to State Street
Bank's rules governing checking accounts. The Funds and the Distributor are in no way responsible for any checkwriting account established with State Street Bank.

You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

[]   By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

General
Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. (Eastern time) on the same day will receive that day's net asset value). Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply to redemptions under powers of attorney.
Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

Repurchase Option (Class A Shares Only)

You may apply your Class A share redemption proceeds without a sales charge to the repurchase of shares of any series of the Trusts. To qualify, you must reinvest the entire proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for the entire amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences even if the proceeds are later reinvested. Please consult your tax adviser.

                     F u n d   D e t a i l s

How Fund Share Price is Determined

Back Bay Advisors, under the direction of the Trust's trustees, determines the value of the total net assets of the Funds as of the close of regular trading (ordinarily 4:00 p.m. Eastern time) on the Exchange each day the Exchange is open. Securities for which market quotations are readily available are generally valued at market value on the basis of market quotations. In all other cases, the value of a Fund's assets is determined in good faith by Back Bay Advisors, or by a pricing service selected by it, subject to the general supervision of the trustees.

The net asset value per share of each class's shares is determined by dividing the value of the assets of the Fund attributable to such class, less all liabilities (including accrued expenses) attributable to such class, by the number of shares of the class outstanding. The public offering price of a Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Sales Charges" above. The public offering price of Class B shares is the net asset value per share.

The exact price you pay for a share will be determined by the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading of the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

CALCULATING THE PRICE OF SHARES

Total Market Value of
Portfolio Securities
+ Other Assets
-  Any Liabilities
= Net Asset Value (NAV)
-----------------------------------------------------------------
---
     Total Number of Outstanding Shares in a Class

The public offering price for Class A shares is the NAV plus the applicable sales charge. The public offering price for Class B shares is the NAV.

Income Tax Considerations

The Funds intend to meet all requirements of the Code necessary to ensure that they qualify to pay "exempt-interest dividends," which in general means that a Fund can pass on to shareholders the federal tax exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on State Tax Exempt Securities are also exempt from State personal income taxes of the relevant state and, in the case of the New York Fund, New York City personal income taxes.

For federal income tax, state personal income tax and, in the case of the New York Fund, New York City personal income tax purposes, your proportionate share of taxable dividends derived from a Fund's other net interest (and other ordinary) income and short-term capital gains, if any, will be taxable as ordinary income, whether received in cash or additional shares. Distributions derived from a Fund's long-term capital gains are generally taxable as long-term capital gains regardless of how long you have held your Fund shares. However, certain capital gains distributions may qualify for exemption from state personal income taxes of the relevant state. Distributions by the Funds are not eligible for the dividends-received deduction for corporations.

In general, any gain or loss realized upon a disposition of shares will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as a short-term gain or loss assuming the shares are held as capital assets. Losses incurred on the disposition of shares of the Funds held for six months or less will be disallowed as deductions for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as long-term capital losses to the extent of capital gain distributions received with respect to such shares.

If you receive social security benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, income from certain private activity bonds issued after August 7, 1986 is an item of tax preference for purposes of the federal alternative minimum tax at the maximum rate of 28% for individuals and 20% for corporations. If the Funds invest in such private activity bonds, shareholders may become subject to, or have increased liability under, the alternative minimum tax.

Exempt interest dividends are included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the alternative minimum tax is added to the corporation's alternative minimum taxable income, potentially giving rise to alternative minimum tax liability.

All tax exempt bonds issued after August 16, 1986 (September 1, 1986 in the case of certain bonds) are now subject to certain rules formerly applicable only to industrial development bonds. If the issuer of bonds issued after such date fails to observe these rules, the interest on the bonds could become taxable retroactive to the date the bonds were issued.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all its ordinary income earned during that calendar year, and virtually all of the capital gain net income it realized in the 12-month period ending December 31 but has not previously distributed.

Distributions declared in December to shareholders of record on a date in that month and paid in January will be considered for federal income tax purposes to have been received by shareholders on December 31.

If at least 95% of the Funds' dividends are "exempt-interest dividends," federal back-up withholding rules do not apply. However, if the percentage should ever drop below 95%, the Funds will be required to withhold 31% of all income dividends and capital gains distributions they pay to you if you do not provide a correct, certified taxpayer identification number, if the Funds are notified that you have underreported income in the past, or if you fail to certify to the Funds that you are not subject to such withholding. In addition, the Funds will be required to withhold 31% of the gross proceeds of a Fund's shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these back-up withholding rules will not apply so long as you furnish the Funds with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 from the Funds to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal, state and, in the case of the New York Fund, New York City income tax consequences of an investment in the Funds. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations.

The Funds' Expenses

In addition to the management fee paid to NEFM, each Fund pays all expenses not borne by NEFM, Back Bay Advisors or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of NEFM, Back Bay Advisors or their affiliates, other than affiliated registered investment companies.

Under Plans adopted pursuant to Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a monthly service fee at the annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A and Class B shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or maintenance of shareholder accounts. In the case of the Class A shares, the Distributor may also use all or any portion of the fee to pay its expenses in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor retains the balance of the service fee as compensation for providing personal services to investors and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor currently pays investment dealers at the time of sale the first year's service fee in the amount of up to 0.25% of the amount invested.

Both Funds' Class B shares pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B shares. The Distributor may pay up to the entire amount of the distribution fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. The Distributor retains the balance of the distribution fee as compensation for the Distributor's services as distributor of the Class B shares.

Performance Criteria

Each class may include tax-equivalent yield, current yield and total return information in advertisements or other written sales material. Each class may show its average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of an investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions, imposition of the CDSC relevant to the period of time quoted in the case of Class B shares). Each class may also show total return over other periods, or on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge or CDSC is not deducted in calculating total return, a class's total return will be higher.

Current yield is computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent 30 day period by the maximum offering price of a share of the relevant class on the last day of the period (reduced by any earned income expected to be declared shortly as a dividend). For this purpose, net investment income is calculated in accordance with SEC regulations and may differ from the class's net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. Each class's current dividend rate is based on the class's net investment income as determined for financial statement purposes, which reflects amortization only as to the amount of any premium paid by the Fund for securities.

Taxable-equivalent yield is the taxable yield an investor would have to earn to receive the equivalent of the class's yield after payment of federal income tax and state personal income taxes. Taxable-equivalent yield is calculated by adjusting a class's standardized yield for a recent 30 day period, using effective combined federal and state tax rates for individuals.

A class may also present one or more distribution rates in its sales literature. These rates will be determined by annualizing a class's distributions from net investment income and net short-term capital gains over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value rather than the maximum offering price is used to calculate the distribution rate, the rate will be higher.

Total return will generally be higher for Class A shares than for Class B shares of the same Fund, because of the higher levels of expenses borne by the Class B shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B shares.

All performance information is based on past performance and does not predict future performance. See Part II of the Statement for more details.

Additional Facts About the Funds

[]   The Trust was organized in 1931 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The California Fund and the New York Fund commenced operations in April 1993.

[]   When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends and to cast a vote for each share you own at shareholder meetings. Shares of a Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to Rule 12b-1 plans, on which only shares of the class to which the particular plan relates are entitled to vote.

[]   The Trust does not hold regular shareholder meetings and
will do so only when required by law. Shareholders may remove trustees from office by votes cast at a shareholder meeting or by written consent.

[]   The Trust's trustees have the authority without shareholder approval to issue other classes of shares of the Funds that represent interests in the Funds' portfolios but that have different sales load and fee arrangements.

[] The transfer and dividend paying agent for the Funds is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]   Except for matters that are explicitly identified as
"fundamental" in this prospectus or Part I of the Statement, the investment policies of the Funds may be changed without shareholder approval and, in most cases, without prior notice.
The investment objectives of the Funds are not fundamental.

[]   If there is a change in a Fund's objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

[]   If the balance in your account is less than a minimum dollar amount set by the trustees from time to time (currently $500), the Funds may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or to accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value.

[]   The Funds' annual report will contain additional performance information and will be made available upon request and without charge.

[]   The Class A and Class B structure could be terminated should certain IRS rulings be rescinded.

[]   Summit Cash Reserves Fund (the "Cash Fund"), a series of
Financial Institutions Series Trust, is related to the Funds for purposes of investment and investor services. Shares of all classes of the Funds may be exchanged for shares of the Cash Fund at net asset value. If shares of the Funds that are exchanged for shares of the Cash Fund are subject to a CDSC, the holding period for purposes of determining the expiration of the CDSC will stop and resume only when an exchange is made back into shares of a series of the Trusts. If Fund shares subject to a CDSC are exchanged for Cash Fund shares and the Cash Fund shares are later redeemed rather than being exchanged back into shares of a series of the Trusts, then a CDSC will apply at the same rate as if the Fund shares were redeemed at the time of the exchange.

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND CAPITAL GROWTH FUND
NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH FUND
NEW ENGLAND GROWTH OPPORTUNITIES FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND
NEW ENGLAND STAR ADVISERS FUND
NEW ENGLAND VALUE FUND

Statement of Additional Information -- PART I

April 15, 1996

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated April 15, 1996 for Class A, Class B and Class C shares or the Prospectus of the Funds dated April 15, 1996 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of any of the Prospectuses from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.

     Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other New England Funds. New England Growth Fund, New England Capital Growth Fund, New England Value Fund, New England Balanced Fund, New England International Equity Fund and New England Star Advisers Fund are series of New England Funds Trust I, a registered management investment company that offers a total of eleven series, and New England Growth Opportunities Fund is a series of New England Funds Trust II, a registered management investment company that offers a total of eight series.

                T a b l e   o f   C o n t e n t s
                                                        Page
                         Part I
     Investment Restrictions
     Fund Charges and Expenses
     Investment Performance of the Funds

                        Part II
     Miscellaneous Investment Practices
     Management of the Trusts
     Portfolio Transactions and Brokerage
     Description of the Trusts and Ownership of Shares
     How to Buy Shares
     Net Asset Value and Public Offering Price
     Reduced Sales Charges
     Shareholder Services
     Redemptions
     Standard Performance Measures
     Income Dividends, Capital Gain Distributions and Tax Status
     Financial Statements
     Appendix A - Description of Bond Ratings
     Appendix B - Publications That May Contain
     Fund Information
     Appendix C - Advertising and Promotional
     Literature

                     INVESTMENT RESTRICTIONS

     The following is a description of restrictions on the investments to be made by the Funds, some of which restrictions (which are marked with an asterisk) may not be changed without the approval of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940 [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

New England Growth Fund, New England Value Fund and New England
Balanced Fund
New England Growth Fund (the "Growth Fund"), New England Value
Fund (the "Value Fund") and New England Balanced Fund (the
"Balanced Fund") each will not:

*(1)     Purchase any security (other than U.S. Government
   securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2)     Purchase securities on margin (but it may obtain such
    short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3)     Acquire more than 10% of any class of securities of an
    issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4)     Borrow money in excess of 10% of its total assets (taken
    at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)     Pledge more than 15% of its total assets (taken at
    cost);

*(6)     Invest more than 5% of its total assets (taken at
    current value) in securities of businesses (including predecessors) less than three years old;

*(7)     Purchase or retain securities of any issuer if officers
    and trustees of New England Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8)     Make loans, except by purchase of bonds, debentures,
    commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9)     Buy or sell oil, gas or other mineral leases, rights or
    royalty contracts, real estate or commodities or commodity contracts. Also, the Value Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent such Funds from purchasing securities of companies investing in the foregoing);

*(10)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11)Make investments for the purpose of exercising control or management;

*(12)Participate on a joint or joint and several basis in any trading account in securities;

*(13)Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14)Write options or warrants; or

*(15)Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Growth Fund, the Value Fund and the Balanced Fund each may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.)

    In order to comply with certain state requirements applicable to restriction (5) above, as a matter of operating policy, subject to change without shareholder approval, the Growth Fund, the Value Fund and the Balanced Fund will not pledge more than 2% of their assets. In addition, as a matter of operating policy, subject to change without shareholder approval, the Funds do not intend to make short sales of the type permitted by restriction
(2).

    As a matter of operating policy, subject to change without shareholder approval, the Growth Fund, the Value Fund and the Balanced Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities; +(2) invest more than 15% of the Fund's total net assets in illiquid securities, or (3) purchase or sell real property, including limited partnership interests.

New England Capital Growth Fund
New England Capital Growth Fund (the "Capital Growth Fund") may not:

(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets
    (taken at current value) would then be invested in securities of a single issuer;

*(2)     Purchase any security (other than U.S. Government
    securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5)Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(8) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of the investment adviser or subadviser of the Fund who individually own more than l/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(9)Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(10)Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(11)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(12)Make investments for the purpose of exercising control or management;

(13) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ["Loomis Sayles"] or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(14)Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities or securities indexes and (c) enter into currency forward contracts;

+(15)Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

(16)Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(17)Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

     The Capital Growth Fund has undertaken that its investments in warrants (other than warrants acquired in units or attached to other securities) will not exceed 5% of the value of its net assets and that, within that 5%, not more than 2% of its net assets will be invested in warrants not listed on the New York or American Stock Exchanges; it will not invest in commodity futures contracts or real estate limited partnerships; it will not invest more than 5% of its net assets in restricted securities; it will not invest in puts, calls, straddles, spreads or any combination thereof; it will not invest in futures contracts and it will not make loans of portfolio securities. The undertakings set forth in this paragraph can be changed without shareholder approval, but the Statement will be revised to reflect any such changes.

New England Star Advisers Fund
New England Star Advisers Fund (the "Star Advisers Fund") may not:

*(1)     Purchase any security (other than U.S. Government
    securities) if , as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(3) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4)     Borrow money in excess of 25% of its total assets, and
    then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of any investment adviser or subadviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8)Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(9)Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(11) Make investments for the purpose of exercising control or management;

(12) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(13) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (c) enter into currency forward contracts;

+(14)    Purchase any illiquid security if, as a result, more
    than 15% of its net assets (taken at current value) would be invested in such securities;

(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(16)    Issue senior securities.  (For the purpose of this
    restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

     As a matter of operating policy subject to change without shareholder approval, the Star Advisers Fund intends not to purchase securities when its outstanding borrowings exceeds 5% of its total assets and the Fund will not (1) invest more 15% of its total assets in securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition; (2) invest in any oil, gas and other mineral leases;
(3) purchase or sell real property including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate; (4) invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange, provided however, that for purposes of this limitation, warrants acquired by the Fund in units or attached to other securities may be deemed to be without value; (5) invest in any uncovered puts, calls, straddles, spreads or any combination thereof, if immediately thereafter the aggregate premiums paid on such outstanding options would exceed 5% of the market value of the total assets of the Fund; or (6) invest in commodities or commodity futures contracts, except that the Fund may buy and sell stock index futures contracts and related options, stock index options, currency options, currency futures contracts and related options and interest rate futures contracts and related options.

New England International Equity Fund
New England International Equity Fund (the "International Equity
Fund") may not:

(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets
    (taken at current value) would then be invested in securities of a single issuer;

*(2)     Purchase any security (other than U.S. Government
    securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5)     Borrow money in excess of 10% of its total assets (taken
    at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(8) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of the investment adviser or subadviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(9)     Make loans, except by entering into repurchase
    agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(10)Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(11)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(12) Make investments for the purpose of exercising control or management;

(13) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Draycott Partners, Ltd. ["Draycott"] or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(14) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (c) enter into currency forward contracts;

+(15)Purchase any illiquid security if, as a result, more than 15% of its total assets (taken at current value) would be invested in such securities;

(16) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(17)Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

     The Fund has given undertakings to certain state regulatory authorities in connection with the qualification of Fund shares for sale in such states that its investments in warrants (other than warrants acquired in units or attached to other securities) will not exceed 5% of the value of its net assets and that, within that 5%, not more than 2% of its net assets will be invested in warrants not listed on the New York or American Stock Exchanges; that it will not invest in commodity futures contracts or real estate limited partnerships; that it will not invest more than 5% of its net assets in restricted securities; and that it will not invest in puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets. Such undertakings can be changed without shareholder approval, but the Statement will be revised to reflect any such changes.

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (15) above.

New England Growth Opportunities Fund
New England Growth Opportunities Fund (the "Growth Opportunities
Fund") will not:

*(1)     Purchase securities of an issuer if such purchase would
    cause more than 5% of the market value of the total Fund assets to be invested in the securities of such issuer (exclusive of United States or Canadian government obligations), or if such purchase would cause more than 10% of the securities of such issuer to be held by the Fund;

*(2)     Purchase or retain the securities of any issuer if the
    officers and trustees of New England Funds Trust II owning beneficially 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer;

*(3)     Purchase the securities issued by any other investment
    company, except that a purchase involving no commission or profit to a sponsor or dealer (other than a customary broker's commission) is permitted and except that a purchase that is part of a plan of merger or consolidation is permitted;

*(4)     Purchase securities issued by companies with a record
    (including that of their predecessors) of less than three years' continuous operation;

*(5)     Purchase securities for the portfolio on margin, make
    short sales or make loans to persons affiliated with New
    England Funds Trust II;

*(6)Act as underwriter of securities of other issuers, or invest directly in real estate or in commodities or commodity contracts; or

*(7)     Make loans to other persons, provided, however, that
    this restriction shall not prohibit the Fund from entering into repurchase agreements with respect to not more than 25% of the Fund's total assets taken at current value. The purchase of a portion of an issue of bonds, notes or debentures publicly distributed or of a type customarily purchased by institutional investors does not constitute the making of loans within the meaning of this restriction.

*(8)     The Growth Opportunities Fund may make secured or
    unsecured bank borrowings, provided that an asset coverage of at least 300% for all such borrowings (including the amount then being borrowed) is maintained as required by the 1940
    Act.

    It is a fundamental policy of the Growth Opportunities Fund that it will not concentrate its assets in the securities of issuers in the same industry. The Fund intends to abide by the views of the SEC staff on what constitutes industry concentration. Accordingly, the Fund will not make an investment if, immediately thereafter, the Fund would hold more than 25% of its total assets in securities of issuers in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    It is contrary to the Growth Opportunities Fund's present policy, which may be changed without shareholder approval, to:

(a) Purchase interests in oil, gas or other mineral exploration or development programs, mineral leases;

(b)  Write put or call options;

(c)  Invest in real estate investments, or

(d)  Invest in warrants.

    As a matter of operating policy subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities; +(2) invest more than 15% of the Fund's total net assets in illiquid securities; or (3) purchase or sell real property, including limited partnership interests.

    The Growth Opportunities Fund has no present intention of borrowing money except on a temporary basis, as may be needed; to cover redemptions of shares. Should this intention change, the Prospectus will be amended.

                    FUND CHARGES AND EXPENSES

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEES

     Pursuant to an advisory agreement dated September 1, 1993, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Growth Fund, subject to the supervision of the Board of Trustees of New England Funds Trust I. Under the advisory agreement, the Fund pays CGM an advisory fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of such assets and 0.65% of such assets in excess of $500 million.

     Pursuant to separate advisory agreements, each dated January 2, 1996 (December 29, 1995, in the case of the International Equity Fund), New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of the Capital Growth, Value, Balanced, International Equity, Star Advisers and Growth Opportunities Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements, each such Fund has agreed to pay NEFM a management fee at the annual rate set forth in the following table:

                         Management fee payable by Fund to NEFM
                          (as a percentage of average daily net
          Fund                     assets of the Fund)
------------------------   ----------------------------------

Balanced Fund            0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500
                                million

Capital Growth Fund      0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500
                                million

Growth Opportunities     0.70%  of the first $200 million
Fund                     0.65%  of the next $300 million
                         0.60%  of amounts in excess of $500
                                million
International Equity     0.90%  of the first $200 million
Fund                     0.85%  of the next $300 million
                         0.80%  of amounts in excess of $500
                                million

Star Advisers Fund       1.05%  of all assets

Value Fund               0.75%  of the first $200 million
                         0.70%  of the next $300 million
                         0.65%  of amounts in excess of $500
                                million

     The advisory agreements for the Capital Growth, Value, Balanced, International Equity, Star Advisers and Growth Opportunities Funds each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated January 2, 1996 (December 29, 1995, in the case of the International Equity
Fund), NEFM has delegated responsibility for managing the investment and reinvestment of each of these Funds' assets to a subadviser. The subadviser is Loomis Sayles, in the case of the Balanced, Value and Capital Growth Funds; Westpeak Investment Advisors, L.P. ("Westpeak"), in the case of the Growth Opportunities Fund; and Draycott, in the case of the International Equity Fund. The Funds pay no direct fees to the subadvisers. For providing such subadvisory services to the Funds, NEFM pays each subadviser a subadvisory fee at the annual rate set forth in the following table:

                                 Subadvisory fee payable by NEFM to
                                             subadviser
                                  (as a percentage of average daily
       Fund          Subadviser        net assets of the Fund)
-------------------  ----------  ----------------------------------

Balanced Fund        Loomis       0.535%  of the first $200 million
                     Sayles       0.350%  of the next $300 million
                                  0.300%  of amounts in excess of
                                          $500 million

Capital Growth Fund  Loomis       0.60%   of the first $25 million
                     Sayles       0.55%   of the next $75 million
                                  0.50%   of the next $100 million
                                  0.35%   of the next $300 million
                                  0.30%   of amounts in excess of
                                          $500 million

Growth               Westpeak     0.50%   of the first $25 million
Opportunities Fund                0.40%   of the next $75 million
                                  0.35%   of the next $100 million
                                  0.30%   of amounts in excess of
                                          $200 million

International        Draycott     0.54%   of the first $200 million
Equity Fund                       0.49%   of the next $300 million
                                  0.44%   of amounts in excess of
                                          $500 million

Value Fund           Loomis       0.535%  of the first $200 million
                     Sayles       0.350%  of the next $300 million
                                  0.300%  of amounts in excess of
                                          $500 million

     As explained in the Prospectus, the Star Advisers Fund's portfolio is divided into four segments. Pursuant to separate subadvisory agreements, each dated January 2, 1996, NEFM has delegated responsibility for managing the investment and reinvestment of the assets of each segment of the portfolio to a different subadviser. The four subadvisers are Berger Associates, Inc. ("Berger"), Founders Asset Management, Inc. ("Founders"), Janus Capital Corporation ("Janus Capital") and Loomis Sayles. For providing such subadvisory services to the Fund, NEFM pays each subadviser a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund managed by that subadviser and 0.50% of such assets in excess of $50 million.

     Prior to January 2, 1996, Loomis Sayles served as adviser to the Capital Growth, Balanced and Value Funds pursuant to separate advisory agreements, each of which provided for an advisory fee payable by such Fund to Loomis Sayles at the same rate as the management fee currently payable by such Fund to NEFM.

     From May 1, 1995 until January 2, 1996, NEFM served as adviser and Westpeak served as subadviser to the Growth Opportunities Fund pursuant to advisory and subadvisory agreements providing for the same advisory and subadvisory fee rates as are currently in effect for the Fund. Prior to May 1, 1995, Back Bay Advisors, L.P. ("Back Bay Advisors") served as adviser to the Growth Opportunities Fund pursuant to an advisory agreement providing for an advisory fee payable by the Fund to Back Bay Advisors at the annual rate of 0.50% of the Fund's average daily net assets.

     Prior to January 2, 1996, New England Investment Companies,
L.P. ("NEIC") served as adviser to the Star Advisers Fund pursuant to an advisory agreement providing for a management fee payable by the Fund to NEIC at the same rate as the management fee currently payable by such Fund to NEFM.

     Prior to December 29, 1995, Draycott served as adviser to the International Equity Fund pursuant to an advisory agreement providing for an advisory fee payable by the Fund to Draycott at the annual rate of 0.80% of the first $200 million of the Fund's average daily net assets, 0.75% of the next $300 million of such assets and 0.70% of such assets in excess of $500 million.

     Prior to December 29, 1995, short-term cash management services were provided to the International Equity Fund by Back Bay Advisors, a subadviser to Draycott. For these services, Draycott had agreed to compensate Back Bay Advisors at the annual rate of 0.08% of average daily net assets of the Fund. Back Bay Advisors voluntarily agreed to waive this fee in its entirety.

     Prior to December 29, 1995, New England Funds, L.P. (the "Distributor"), of which Draycott was then an affiliate, furnished or paid the expenses of the International Equity Fund for office space, facilities and equipment, services of executive and other personnel of New England Funds Trust I and certain administrative services, pursuant to an administrative services agreement. Under this agreement, the Fund paid the Distributor a fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares and 0.05% of the average daily net assets attributable to the Fund's Class Y shares. The International Equity Fund's current management fee rate represents, with respect to the Fund's Class A, Class B and Class C shares, the sum of the fee rates under the prior advisory and administrative services agreements.

     Until further notice to the International Equity Fund, NEFM and the Distributor have voluntarily agreed to reduce their fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.75% of the average daily net assets of the Fund's Class A shares, 2.50% of the average daily net assets of the Fund's Class B shares, 2.50% of the average daily net assets of the Fund's Class C shares and 1.00% of the average daily net assets of the Fund's Class Y shares. NEFM and the Distributor may terminate these voluntary limitations at any time. Prior to December 29, 1995, similar voluntary limitations were in effect with respect to Draycott, the Distributor and the Fund.

For the last three fiscal years, the advisory fees for the Funds
(before any voluntary fee reductions) were:

          Fund             1993         1994          1995
  --------------------   --------     --------      --------
  Growth Fund            $8,074,472   $7,572,051             $
  Capital Growth Fund      $558,088     $834,943             $
  Value Fund             $1,287,064   $1,543,333             $
  Balanced Fund            $954,586   $1,498,050             $
  International Equity     $387,348   $1,541,223             $
  Fund*
  Growth Opportunities     $511,327     $555,258             $
  Star Advisers Fund**                  $569,280             $

* As a result of the voluntary expense limitation in effect, the International Equity Fund paid $171,250, $1,449,606 and
  $__________, respectively, in advisory fees for the fiscal years ended December 31, 1993, 1994 and 1995.

**The Star Advisers Fund commenced operations on July 7, 1994.
  As a result of the voluntary expense limitation in effect, the Star Advisers Fund paid $543,254 and $______, respectively, in advisory fees for the period July 7, 1994 through December 31, 1994 and for the fiscal year ended December 31, 1995.

     For the period from the commencement of the Star Advisers Fund's operations in July 1994 until December 31, 1994, NEIC and the subadvisers of the Star Advisers Fund voluntarily agreed to reduce their compensation. As a result of this voluntary agreement, the compensation paid by the Fund to NEIC for this period was at the annual rate of 1.00% of the Fund's average daily net assets, and the compensation paid by NEIC to each subadviser was at the annual rate of 0.50% of the average daily net assets of the segment of the Fund's portfolio managed by that subadviser. Without the voluntary limitations, estimated compensation paid to NEIC would have been at the annual rate of 1.05% of the Fund's average daily net assets and the compensation paid by NEIC to each subadviser would be been at the annual rate of 0.55% of the average daily net assets of the segment of the Fund's portfolio managed by that subadviser.

     For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

BROKERAGE COMMISSIONS

     In 1993, 1994 and 1995, brokerage transactions for the Growth Fund aggregating $3,159,418,968, $3,048,679,127 and
$______________, respectively, were allotted to brokers providing research services, and $4,896,039, $4,187,824 and $_____________, respectively, in commissions were paid on these transactions in such years. During 1993, 1994 and 1995 the Fund paid total brokerage commissions of $5,204,339, $4,305,999 and $___________, respectively.

     In 1993, 1994 and 1995, brokerage transactions for the Value
Fund aggregating $10,177,146, $9,382,814 and $_______________, respectively, were allotted to brokers providing research services, and $14,608, $14,664 and $__________, respectively, in commissions were paid on these transactions in such years.
During 1993, 1994 and 1995, the Fund paid total brokerage commissions of $290,786, $342,576.50 and $_____________, respectively.

     In 1993, 1994 and 1995, brokerage transactions for the Balanced Fund aggregating $12,509,788, $14,761,967 and
$________________, respectively, were allotted to brokers providing research services, and $18,540, $28,267 and $__________, respectively, in commissions were paid on these transactions in such years. During 1993, 1994 and 1995, the Fund paid total brokerage commissions of $188,608, $159,243 and $_________, respectively.

     In 1993, 1994 and 1995, the Growth Opportunities Fund paid aggregate brokerage commissions of $27,372, $9,427 and $_________, respectively.

     For the fiscal year ended December 31, 1993, brokerage transactions for the International Equity Fund and the Capital Growth Fund aggregating $141,224,000 and $84,641,249, respectively, were allocated to brokers providing research services, and $376,365 and $108,879, respectively, in commissions were paid on these transactions. During 1993, the International Equity Fund and the Capital Growth Fund paid total brokerage commissions of $376,365 and $156,966, respectively. For the fiscal year ended December 31, 1994, brokerage transactions for the International Equity Fund and the Capital Growth Fund aggregating $482,619,468 and $135,445,676, respectively, were allocated to brokers providing research services, and $1,173,745 and $191,861, respectively, in commissions were paid on these transactions. During 1994, the International Equity Fund and the Capital Growth Fund paid total brokerage commissions of $1,173,745 and $10,615, respectively. For the fiscal year ended December 31, 1995, brokerage transactions for the International Equity Fund and the Capital Growth Fund aggregating $_______________ and $_____________, respectively, were allocated to brokers providing research services and $______________ and $_________, respectively, in commissions were paid on these transactions. During 1995, the International Equity Fund and the Capital Growth Fund paid total brokerage commissions of approximately $____________ and $_____________, respectively.

     For the period July 7, 1994 (commencement of operations) to December 31, 1994 and the fiscal year ended December 31, 1995, brokerage transaction for the Star Advisers Fund aggregating $____ and $_____, respectively, were allocated to brokers providing research services, and $____ and $____, respectively, in commissions were paid these transactions. For the period July 7, 1994 to December 31, 1994 and the fiscal year ended December 31, 1995, the Fund paid total brokerage commissions of $___ and $____, respectively.

     For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part
II of this Statement.

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by each Fund during the fiscal years ended December 31, 1993, 1994 and 1995:

        Fund           1993        1994        1995
 -----------------  ----------  ----------  -----------
 Growth Fund         $2,970,951  $2,177,712              (Class A)

 Value Fund            $429,022    $489,686              (Class A)
                         $2,966     $81,490              (Class B)*
                                                         (Class C)**

 Balanced Fund         $318,195    $401,403              (Class A)
                         $6,196    $131,331              (Class B)*
                                                         (Class C)**

 Growth                $357,066    $376,217              (Class A)
 Opportunities           $2,469     $35,609              (Class B)*
 Fund                                                    (Class
                                                         C)***

 Star Advisers                      $89,910              (Class A)
 Fund****                          $204,766              (Class B)
                                    $62,604              (Class C)

 International         $112,228    $341,787              (Class A)
 Equity Fund            $13,893    $242,144              (Class B)*
                                                         (Class C)**

 Capital Growth        $183,521    $247,956              (Class A)
 Fund                   $10,030    $121,432              (Class B)*
                                                         (Class C)**

      * Class B shares were first offered on September 13, 1993. ** Class C shares were first offered on January 2, 1995.
    *** Growth Opportunities Fund Class C shares were first
        offered on May 1, 1995.
   **** The Star Advisers Fund commenced operations on July 7,
        1994.

     During the fiscal year ended December 31, 1995, expenses relating to each Fund's 12b-1 plans were as follows:

Growth Fund

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

Value Fund
(Class A shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $


(Class B shares)

Compensation to Investment Dealers                        $

TOTAL                                                     $

(Class C shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

Balanced Fund
(Class A shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

(Class B shares)

Compensation to Investment Dealers                        $

TOTAL                                                     $

(Class C shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

Growth Opportunities Fund
(Class A shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

(Class B shares)

Compensation to Investment Dealers                        $

TOTAL                                                     $

(Class C shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

Star Advisers Fund
(Class A shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

(Class B shares)

Compensation to Investment Dealers                        $

TOTAL                                                     $
(Class C shares)

Compensation to Investment Dealers                        $

TOTAL                                                     $

International Equity Fund
(Class A shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

(Class B shares)

Compensation to Investment Dealers                        $

TOTAL                                                     $

(Class C shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

Capital Growth Fund
(Class A shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

(Class B shares)

Compensation to Investment Dealers                        $

TOTAL                                                     $

(Class C shares)

Compensation to Investment Dealers                        $
Compensation to Distributor's Sales Personnel             $

TOTAL                                                     $

     Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the Distributor: $_________ relating to the Growth Fund; $_________ relating to the Class A shares, $_________ relating to the Class B shares and $_________ relating to the Class C shares of the Value Fund; $_________ relating to the Class A shares, $_________ relating to the Class B shares and $___________ $_________ relating to the Class C shares of the Balanced Fund; $_________ relating to the Class A shares, $_________ relating to the Class B shares and $__________ relating to the Class C shares of the Growth Opportunities Fund; $_________ relating to the Class A shares, $_________ relating to the Class B shares and $_________ relating to the Class C shares of the Star Advisers Fund; $_________ relating to the Class A shares, $_________ relating to the Class B shares and $_________ relating to the Class C shares of the International Equity Fund; and $_________ relating to the Class A shares, $_________ relating to the Class B shares and $_________ relating to the Class B shares of the Capital Growth Fund. New England Securities paid [substantially all] of the fees it received from the Distributor in commissions to its sales personnel and to defray overhead costs relating to sales of Fund shares and/or servicing shareholder accounts.

OWNERSHIP OF FUND SHARES

     On April 1, 1996 the following persons owned of record or beneficially 5% or more of the Class A, Class B, Class C or Class Y shares of the indicated Funds.

                   [To be filed by amendment]

               INVESTMENT PERFORMANCE OF THE FUNDS

              Performance Results - Percent Change*
                 For The Periods Ended 12/31/95

Growth Fund
                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
                           1      5      10         5        10
       As a % of          Year  Years  Years      Years    Years
------------------------ -----  -----  -----     -------  -------
Net Asset Value
Maximum Offering Price

Value Fund
                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class A shares:  As a %    1      5      10         5        10
of                        Year  Years  Years      Years    Years
------------------------ -----  -----  -----     -------  -------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------

Class B shares:  As a %              Since             Since
of                        1 Year   9/13/93**         9/13/93**
------------------------ -------   ----------    ----------------
Net Asset Value
Redemption at End of
Period

                              Aggregate             Annualized
                             Total Return          Total Return
Class C shares:  As a %
of                          Since 1/3/95**        Since 1/3/95**
------------------------ -------------------     ----------------
Net Asset Value

                              Aggregate             Annualized
                             Total Return          Total Return
                         -------------------     ----------------

Class Y shares:  As a %              Since             Since
of                        1 Year   3/31/94**         3/31/94**
------------------------ --------  ---------     ----------------
Net Asset Value

Balanced Fund
                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class A shares:  As a %    1      5      10          5       10
of                       Year   Years  Years       Years    Years
------------------------ -----  -----  -----     --------  ------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------

Class B shares:  As a %              Since             Since
of                        1 Year   9/13/93**         9/13/93**
------------------------  -------  ----------    ----------------
Net Asset Value
Redemption at End of
Period

                              Aggregate               Annualized
                             Total Return            Total Return
Class C shares:  As a %         Since                    Since
of                             1/3/95**                1/3/95**
------------------------ -------------------     --------------------
Net Asset Value

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class Y shares:  As a %              Since             Since
of                        1 Year   3/31/94**         3/31/94**
------------------------  -------  ----------    ----------------
Net Asset Value

Growth Opportunities Fund***
                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class A shares:  As a %    1      5      10         5        10
of                        Year  Years  Years      Years    Years
------------------------ -----  -----  -----      -----    -----
Net Asset Value
Maximum Offering Price

                              Aggregate             Average Annual
                             Total Return            Total Return
                         -------------------     --------------------
Class B shares:  As a %              Since              Since
of                        1 Year   9/13/93**          9/13/93**
------------------------  -------  ----------        -----------
Net Asset Value
Redemption at End of
Period

                              Aggregate             Average Annual
                             Total Return            Total Return
Class C shares:  As a %         Since                    Since
of                             5/1/95**                5/1/95**
------------------------ -------------------     --------------------
Net Asset Value

                              Aggregate               Annualized
                             Total Return            Total Return
Class Y shares:  As a %              Since              Since
of                        1 Year   3/31/94**          3/31/94**
------------------------ --------  ---------     --------------------
Net Asset Value

Star Advisers Fund
                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class A shares:  As a %              Since              Since
of                        1 Year    7/7/94**          7/7/94**
------------------------  -------  ----------    ------------------
Net Asset Value
Maximum Offering Price

                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class B shares:  As a %              Since              Since
of                        1 Year    7/7/94**          7/7/94**
------------------------  -------  ----------    ------------------
Net Asset Value
Redemption at End of
Period

                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class C shares:  As a %              Since              Since
of                        1 Year    7/7/94**          7/7/94**
------------------------  -------  ----------    ------------------
Net Asset Value
Redemption at End of
Period

                              Aggregate              Annualized
                             Total Return           Total Return
                         -------------------     -----------------
Class Y shares:  As a %               Since            Since
of                        1 Year    3/31/94**        3/31/94**
------------------------ --------   ---------    -----------------
Net Asset Value

International Equity Fund****
                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     -----------------
Class A shares:  As a %              Since             Since
of                        1 Year   5/21/92**         5/21/92**
------------------------  -------  ----------    -----------------
Net Asset Value
Maximum Offering Price

                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class B shares:  As a %              Since              Since
of                        1 Year   9/13/93**          9/13/93**
------------------------  -------  ----------    ------------------
Net Asset Value
Redemption at End of
Period

                              Aggregate              Annualized
                             Total Return           Total Return
Class C shares:  As a %     Since 1/3/95**         Since 1/3/95**
of                       -------------------     ------------------
------------------------
Net Asset Value

                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class Y shares:  As a %              Since             Since
of                        1 Year   9/13/93**         9/13/93**
------------------------  -------  ----------   -------------------
Net Asset Value

Capital Growth Fund*****
                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class A shares:  As a %              Since              Since
of                        1 Year   8/03/92**          8/03/92**
------------------------  -------  ----------    ------------------
Net Asset Value
Maximum Offering Price

                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class B shares:  As a %              Since              Since
of                        1 Year   9/13/93**          9/13/93**
------------------------  -------  ----------    ------------------
Net Asset Value
Redemption at End of
Period

                              Aggregate              Annualized
                             Total Return           Total Return
Class C shares:  As a %     Since 1/3/95**         Since 1/3/95**
of                       -------------------     ------------------
------------------------
Net Asset Value

                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class Y shares:  As a %               Since             Since
of                        1 Year    3/31/94**         3/31/94**
------------------------ --------   ---------    ------------------
Net Asset Value

* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** Commencement of Fund operations or offering of specified class of shares.

*** Assuming deduction of the current maximum sales load, the Growth Opportunities Fund's Class A shares' ten-year average annual total return would have been ____%, had a voluntary expense limitation by the Fund's former investment adviser not been in effect, and their ten-year aggregate total return would have been ____%. Based on net asset values, the Fund's Class A shares' ten-year average annual total return would have been ____%, had this limitation not been in effect, and their ten-year aggregate total return would have been ____%.

**** Assuming deduction of the current maximum sales load, the International Equity Fund's Class A shares' since-inception average annual total return would have been ____%, and their aggregate one-year and since-inception total returns would have been ____% and ____%, respectively, had a voluntary expense limitation not been in effect. Based on net asset values, the Fund's Class A shares' since-inception average annual total return would have been ____%, and their one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, without the voluntary limitation. Assuming redemption at the end of the period, the Fund's Class B shares' since-inception average annual total return would have been ____%, had a voluntary expense limitation not been in effect, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively. Based on net asset values, the Fund's Class B shares' average annual total return for the since-inception period would have been ____%, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively, without the voluntary limitation. The Fund's Class C and Class Y shares' annualized total returns for the since-inception period would have been ____% and ____%, respectively, and their since-inception aggregate total returns would have been ____% and ____%, respectively, without the voluntary limitation.

*****Assuming deduction of the current maximum sales load, the Capital Growth Fund's Class A shares' since-inception average annual total return would have been ____%, and their aggregate one-year and since-inception total returns would have been ____% and ____%, respectively, had a voluntary expense limitation not been in effect. Based on net asset values, their since-inception average annual total return would have been ____%, and their one-year and since inception aggregate total returns would have been ___% and ____%, respectively, without the voluntary limitation. Assuming redemption at the end of the period, the Fund's Class B shares' since-inception average annual return would have been ____%, and their one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, without the voluntary limitation. Based on net asset values, the Fund's Class B shares' since-inception average annual total return would have been ____%, and their one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, without the voluntary limitation. The Fund's Class C shares' average annual total return for the since-inception period would have been ____%, and their aggregate one-year and since-inception total returns would have been ____% and ____%, respectively, without the voluntary limitation. The Fund's Class Y shares' since-inception average annual total return would have been ____%, and their one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, without the voluntary limitation.

     The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than this original cost.

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND GOVERNMENT SECURITIES FUND
NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND
NEW ENGLAND STRATEGIC INCOME FUND
NEW ENGLAND BOND INCOME FUND
NEW ENGLAND HIGH INCOME FUND
NEW ENGLAND MUNICIPAL INCOME FUND

Statement of Additional Information -- PART I

April 15, 1996

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated April 15, 1996 for Class A, Class B or Class C shares, or the Prospectus of the Funds dated April 15, 1996 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of any of the Prospectuses from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.

     Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other New England Funds.

     New England Government Securities Fund, New England Strategic Income Fund, New England Bond Income Fund and New England Municipal Income Fund (formerly named New England Tax Exempt Income Fund) are series of New England Funds Trust I, a registered management investment company that offers a total of eleven series, and New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund and New England High Income Fund are series of New England Funds Trust II, a registered management investment company that offers a total of eight series. New England Funds Trust I and New England Funds Trust II are collectively referred to in this Statement as the "Trusts," and are each referred to as a "Trust."

                T a b l e   o f   C o n t e n t s
                                                       Page
                      Part I
   Investment Restrictions
   Fund Charges and Expenses
   Investment Performance of the Funds

                      Part II
   Miscellaneous Investment Practices
   Management of the Trusts
   Portfolio Transactions and Brokerage
   Description of the Trusts and Ownership of Shares
   How to Buy Shares
   Net Asset Value and Public Offering Price
   Reduced Sales Charges
   Shareholder Services
   Redemptions
   Standard Performance Measures
   Income Dividends, Capital Gain Distributions and Tax Status
   Financial Statements

   Appendix A - Description of Bond Ratings
   Appendix B - Publications That May Contain
   Fund Information
   Appendix C - Advertising and Promotional
   Literature

                     INVESTMENT RESTRICTIONS


     The following is a description of restrictions on the investments to be made by the Funds, some of which restrictions (which are marked with an asterisk) may not be changed without the approval of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940 [the "1940 Act"]). Except in the case of those restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Government Securities Fund
New England Government Securities Fund (the "Government
Securities Fund") will not:

*(1)     Invest in any securities other than U.S. Government
    securities, put and call options thereon, futures contracts, options on futures contracts and repurchase agreements;

*(2)     Purchase or sell commodities or commodity contracts,
    except that the Fund may purchase and sell interest rate futures contracts and related options;

*(3)     Purchase any security on margin, except that the Fund
    may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.);

*(4)     Make short sales of securities or maintain a short
    position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities subject to outstanding options.);

*(5)     Make loans to other persons (except as provided in
    restriction (6) below); provided that for purposes of this restriction the investment in repurchase agreements shall not be deemed to be the making of a loan;

*(6)      Lend  its portfolio securities in excess of 15% of  its
    total assets, taken at market value;

*(7)     Issue senior securities, borrow money or pledge its
    assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

*(8)     Underwrite securities of other issuers except insofar as
    the Fund may be deemed an underwriter under the Securities
    Act of 1933 in selling portfolio securities;

*(9)     Write, purchase or sell puts, calls or combinations
    thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. Government Securities and with respect to interest rate futures contracts; or

*(10)Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.

     Although the Government Securities Fund may from time to time loan its portfolio securities and issue senior securities, borrow money or pledge its assets to the extent permitted by investment restrictions (5), (6) and (7) above, the Fund has no current intention of engaging in such investment techniques.

     As a matter of operating policy, subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities; +(2) invest more than 15% of the Fund's total net assets in illiquid investments;
(3) invest in any oil, gas and other mineral leases; (4) purchase or sell real property including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, or (5) invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange, provided however, that for purposes of this limitation, warrants acquired by the Fund in units or attached to other securities may be deemed to be without value.

Limited Term U.S. Government Fund
New England Limited Term U.S. Government Fund (the "Limited Term
U.S. Government Fund") will not:

*(1)     Purchase any security on margin, except that the Fund
    may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin.);

*(2)     Make short sales of securities unless at all times when
    a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time;

*(3)     Issue senior securities, borrow money or pledge its
    assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the current value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts and options on futures contracts, and collateral arrangements with respect to initial and variation margin, are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or options are deemed to be the issuance of a senior security.);

*(4)     Invest more than 25% of its total assets (taken at
    current value) in securities of businesses in the same industry (for this purpose, telephone, electric, water and gas utilities are considered separate industries);

*(5)     Make loans, except by the purchase of bonds, debentures,
    commercial paper, corporate notes and similar evidences of indebtedness that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth in Part II of this Statement of Additional Information under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" provided that for purposes of this restriction, investment in repurchase agreements shall not be deemed to be the making of a loan;

*(6)     Buy or sell oil, gas or other mineral leases, rights or
    royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing.);

*(7)     Act as underwriter, except to the extent that, in
    connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(8)     Make investments for the purpose of exercising control
    or management; or

*(9)     Write, purchase or sell puts, calls or combinations
    thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof.

     Although the Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the above investment restrictions, the Fund has no current intention of engaging in such investment techniques.

     As a matter of operating policy, subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities or +(2) invest more than 15% of the Fund's total net assets in illiquid securities.

     The Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. The Fund has given undertakings to certain state regulatory authorities that the Fund will not (i) invest in real estate limited partnership interests or (ii) invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange; provided, however, that for purposes of this limitation, warrants acquired by the Fund in units or attached to other securities may be deemed to be without value. Such undertakings can be changed without shareholder approval, but the Statement will be revised to reflect any such changes.

Adjustable Rate Fund
New England Adjustable Rate U.S. Government Fund (the "Adjustable
Rate Fund") will not:

*(1)     Purchase any security (other than U.S. Government
    securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(2)     Purchase any security on margin, except that the Fund
    may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.);

*(3)     Make short sales of securities or maintain a short
    position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the current intention of the Fund, which may change without shareholder approval, to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities covering outstanding options.);

*(4)     Acquire more than 10% of any class of securities of an
    issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5)     Issue senior securities, borrow money or pledge its
    assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate future contracts, and options on interest rate futures contracts, collateral arrangements with respect to interest rate caps, floors or swap arrangements, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither (i) such arrangements, (ii) the purchase or sale of futures or related options, (iii) interest rate caps and floors nor (iv) interest rate swap agreements, where assets are segregated to cover the Fund's obligations thereunder, are deemed to be the issuance of a senior security.);

*(6)     Invest more than 5% of its total assets (taken at
    current value) in securities of businesses (including predecessors) less than three years old;

*(7)     Purchase or retain securities of any issuer if officers
    and trustees of the Trust or officers and directors of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8)     Make loans, except by purchase of bonds, debentures,
    commercial paper, corporate notes and similar evidences of indebtedness, that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices - Loans of Portfolio Securities" in Part II of this Statement. (This restriction 8 does not limit the Fund's ability to engage in repurchase agreement transactions.);

*(9)     Buy or sell oil, gas or other mineral leases, rights or
    royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts, and may purchase interest rate caps and floors and enter into interest rate swap agreements. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing.);

*(10)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11)Make investments for the purpose of exercising control or management;

*(12)Participate on a joint or joint and several basis in any trading account in securities;

*(13)Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to fixed income securities and currencies and with respect to futures contracts on fixed income securities or currencies;

*(14)Purchase any illiquid security, including securities that are not readily marketable, if, as a result, more than 10% of the Fund's total net assets (based on current value) would then be invested in such securities. (The staff of the Securities and Exchange Commission (the "SEC") is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view); or

*(15)Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.

     Although the Fund may loan its portfolio securities and issue senior securities, borrow money, pledge its assets, and invest in the securities of other investment companies to the extent permitted by investment restrictions (5), (8) and (14) above, the Fund has no current intention of engaging in such investment activities. Also, the Fund will not invest in any stripped securities or other derivative investments.

     In addition, as a matter of current operating policy that may be changed without shareholder approval, the Fund (1) intends to limit certain of its investments in accordance with the provisions of the Federal Credit Union Act and Regulation 703 thereunder, (2) will not purchase or sell real property, including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, and (3) will not purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities.

Strategic Income Fund
New England Strategic Income Fund (the "Strategic Income Fund") will not:

*(1)     Purchase any security (other than U.S. Government
    securities) if , as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(3) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4)     Borrow money in excess of 25% of its total assets, and
    then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of any investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8)     Make loans, except by entering into repurchase
    agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(9)     Buy or sell oil, gas or other mineral leases, rights or
    royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(11) Make investments for the purpose of exercising control or management;

(12) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(13) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (c) enter into currency forward contracts;

+(14)Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(16)Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

     As a matter of operating policy, subject to change without shareholder approval, the Fund will not (1) at the time of purchase, invest more than 5% of its assets the securities of any issuer, excluding government securities; and (2) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investments in such will exceed 5% of its total assets.

Bond Income Fund
New England Bond Income Fund (the "Bond Income Fund") will not:

*(1)     Purchase any security (other than U.S. Government
    securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(2)     Purchase securities on margin (but it may obtain such
    short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3)     Acquire more than 10% of any class of securities of an
    issuer (taking all preferred stock issues of an issuer as a single class and debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4)     Borrow money, except as a temporary measure for
    extraordinary or emergency purposes, up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

*(5)     Pledge more than 15% of its total assets (taken at
    cost);

*(6)     Invest more than 5% of its total assets (taken at
    current value) in securities of businesses (including predecessors) less than three years old;

*(7)     Purchase or retain securities of any company if officers
    and trustees of New England Funds Trust I or of any investment adviser or subadviser of the Bond Income Fund who individually own more than 1/2 of 1% of the shares or securities of that company, together own more than 5%;

*(8)     Make loans, except by purchase of bonds, debentures,
    commercial paper, corporate notes and similar evidences of indebtedness, which are part of an issue to the public, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" in Part II of this Statement;

*(9)     Buy or sell oil, gas or other mineral leases, rights or
    royalty contracts, commodities or commodity contracts or real estate (except that the Bond Income Fund may buy and sell marketable securities of companies, including real estate investment trusts, which may represent indirect interests in real estate; may buy and sell futures contracts on securities or on securities indexes and may write, purchase or sell put or call options on such futures contracts or indexes; and may enter into currency forward contracts);

*(10)Act as underwriter;

*(11)Make investments for the purpose of exercising control or management;

*(12)Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Back Bay Advisors, L.P. ["Back Bay Advisors"] or accounts under its management to reduce brokerage commissions, to average prices among them, or to facilitate such transactions is not considered participating in a trading account in securities.);

*(13)Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering involving, other securities, and (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts; or

*(14)Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.)

     In order to comply with certain state requirements applicable to restriction (5) above, as a matter of operating policy, subject to change without shareholder approval, the Bond Income Fund will not pledge more than 2% of its assets. As a matter of operating policy subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities; (2) invest more than 15% of the Fund's total net assets in illiquid investments; or (3) purchase or sell real property, including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate.

High Income Fund
New England High Income Fund (the "High Income Fund") will not:

*(1)     Buy more than 10% of the voting securities or more than
    10% of all of the securities of any issuer, or invest to control or manage any company;

*(2)     Purchase securities on "margin," except for short-term
    credits as needed to clear securities purchases;

*(3)     Invest in securities issued by other investment
    companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities;

*(4)     Purchase securities, other than shares of the Fund, from
    or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC;

*(5)     Purchase or sell commodities or commodity contracts, or
    write, purchase or sell options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction;

*(6)     Make loans, except loans of portfolio securities and
    except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans;

*(7)     Make short sales of securities or maintain a short
    position;

*(8)     Purchase or sell real estate, provided that the Fund may
    invest in securities secured by real estate or interests therein or in securities issued by companies which invest in real estate or interests therein;

*(9)     Purchase or sell interests in oil and gas or other
    mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs;

*(10)Underwrite the securities of other issuers; or

*(11)Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities.

     As a matter of operating policy, subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities or (2) invest more than 15% of the Fund's total net assets in illiquid investments.

     The Fund has given undertakings to certain state regulatory authorities that the Fund will not (1) invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange; provided, however, that for purposes of this limitation, warrants acquired by the Fund in units or attached to other securities may be deemed to be without value,
(2) invest in mineral leases or (3) invest in real estate limited partnership interests. Such undertakings can be changed without shareholder approval, but the Statement will be revised to reflect any such changes.

Municipal Income Fund
New England Municipal Income Fund (the "Municipal Income Fund") will not:

*(1)     Purchase any security if, as a result, more than 5% of
    the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. This limitation does not apply to U.S. Government securities. (The Fund will treat each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, as a separate issuer);

(2) Invest more than 25% of its total assets (taken at current value) in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (For the purpose of this restriction, "private activity bonds" under the Internal Revenue Code of 1986, as amended [the "Code"], will be treated as industrial revenue bonds.) (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(3)     Purchase any security on margin, except that the Fund
    may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; or make short sales. For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or tax exempt bond index futures contracts is not considered the purchase of a security on margin;

*(4)     Purchase more than 10% of the total value of the
    outstanding securities of an issuer;

*(5)     Borrow money, except as a temporary measure for
    extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

*(6)     Pledge, mortgage or hypothecate more than 15% of its
    total assets (taken at cost). In order to comply with certain state requirements, as a matter of operating policy subject to change without shareholder approval, the Fund will not pledge, mortgage or hypothecate more than 5% of such assets;

*(7)     Invest more than 5% of its total assets (taken at
    current value) in securities of businesses less than three years old and industrial development revenue bonds where the private entity on whose credit the security is based, directly or indirectly, is less than three years old
    (including predecessor businesses and entities);

*(8)     Purchase or retain securities of any issuer if, to the
    knowledge of the Fund, officers and trustees of New England Funds Trust I or of any investment adviser or subadviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5% of such securities;

*(9)     Make loans, except by purchase of debt obligations in
    which the Fund may invest consistent with its investment policies. This limitation does not apply to repurchase agreements;

*(10)Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or real estate (except that the Fund may buy tax exempt bonds or other permitted investment secured by real estate or an interest therein);

*(11)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(12)Purchase voting securities or make investments for the purpose of exercising control or management;

*(13)Participate on a joint or joint and several basis in any trading account in securities;

*(14)Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with regard to futures contracts;

*(15)Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

    The Fund may invest more than 25% of its assets in industrial development revenue bonds, subject to limitation (2) above. In addition, as a matter of such operating policy subject to change without shareholder approval, the Fund will not invest more than 25% of its assets in securities of issuers located in the same state, and the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities or (2) invest more than 15% of the Fund's total net assets in illiquid investments.+


                    FUND CHARGES AND EXPENSES


INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEES

     Pursuant to separate advisory agreements, each dated January 2, 1996 (May 1, 1995, in the case of the Strategic Income Fund), New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund pays NEFM a management fee at the annual rate set forth in the following table:

                              Management fee paid by Fund to NEFM
                               (as a percentage of average daily
            Fund                    net assets of the Fund)
----------------------------    -------------------------------
Adjustable Rate  Fund        0.55%   of the first $200 million
                             0.51%   of the next $300 million
                             0.47%   of amounts in excess of $500
                                     million

Bond Income Fund             0.500%  of the first $100 million
                             0.375%  of amounts in excess of $100
                                     million

Government Securities Fund   0.650%  of the first $200 million
                             0.625%  of the next $300 million
                             0.600%  of amounts in excess of $500
                                     million

High Income Fund             0.75%   of all assets

Limited Term U.S. Government 0.650%  of the first $200 million
Fund                         0.625%  of the next $300 million
                             0.600%  of amounts in excess of $500
                                     million

Strategic Income Fund        0.65%   of the first $200 million
                             0.60%   of amounts in excess of $200
                                     million

Municipal Income Fund        0.500%  of the first $100 million
                             0.375%  of amounts in excess of $100
                                     million

     Each advisory agreement provides that NEFM may delegate its responsibilities thereunder to another party. Pursuant to a subadvisory agreement dated May 1, 1995, NEFM has delegated responsibility for managing the investment and reinvestment of the Strategic Income Fund's assets to Loomis Sayles & Company, L.P. ("Loomis Sayles"), as subadviser. Pursuant to separate subadvisory agreements, each dated January 2, 1996, NEFM has delegated responsibility for managing the investment and reinvestment of the other Funds' assets to Back Bay Advisors, as subadviser. The Funds pay no direct fees to Loomis Sayles or Back Bay Advisors. For providing such subadvisory services to the Funds, NEFM pays each subadviser a subadvisory fee at the annual rate set forth in the following table:

                                     Subadvisory fee payable to NEFM to
                                                 subadviser
                                      (as a percentage of average daily
         Fund            Subadviser        net assets of the Fund)
-----------------------  -----------  --------------------------------
Adjustable Rate Fund      Back Bay   0.275%   of the first $200 million
                          Advisors   0.255%   of the next $300 million
                                     0.235%   of amounts in excess of
                                              $500 million

Bond Income Fund          Back Bay   0.2500%  of the first $100 million
                          Advisors   0.1875%  of amounts in excess of
                                              $100 million

Government Securities     Back Bay   0.3250%  of the first $200 million
Fund                      Advisors   0.3125%  of the next $300 million
                                     0.3000%  of amounts in excess of
                                              $500 million

High Income Fund          Back Bay   0.375%   of all assets
                          Advisors

Limited Term U.S.         Back Bay   0.3250%  of the first $200 million
Government Fund           Advisors   0.3125%  of the next $300 million
                                     0.3000%  of amounts in excess of
                                              $500 million

Strategic Income Fund      Loomis     0.35%   of the first $200 million
                           Sayles     0.30%   of amounts in excess of
                                              $200 million

Municipal Income Fund     Back Bay   0.2500%  of the first $100 million
                          Advisors   0.1875%  of amounts in excess of
                                              $100 million

     Prior to January 2, 1996, Back Bay Advisors served as adviser to the Government Securities, Limited Term U.S. Government, Bond Income, High Income and Municipal Income Funds, pursuant to separate advisory agreements each of which provided for an advisory fee payable by such Fund to Back Bay Advisors at the same rate as the management fee currently payable by such Fund to NEFM.

     Prior to January 2, 1996, Back Bay Advisors served as adviser to the Adjustable Rate Fund, pursuant to an advisory agreement which provided for an advisory fee payable by the Fund to Back Bay Advisors at the annual rate of 0.40% of the first $200 million of the Fund's average daily net assets, 0.375% of the next $300 million of such assets and 0.35% of such assets in excess of $500 million.

     Back Bay Advisors was paid $955,078, $1,056,207 and $________, respectively, for investment management services it rendered to the Adjustable Rate Fund during the fiscal years ended December 31, 1993, 1994 and 1995, after reduction pursuant to the expense limitation arrangement described below. Had the voluntary expense limitation not been in effect Back Bay Advisors would have been paid $2,011,626, $2,351,792 and $__________, respectively, for investment management services it rendered to the Adjustable Rate Fund during the fiscal years ended December 31, 1993, 1994 and 1995.

     Prior to January 2, 1996, New England Funds, L.P. (the "Distributor"), an affiliate of Back Bay Advisors, provided the Adjustable Rate Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services, pursuant to an administrative services agreement. Under this agreement, the Adjustable Rate Fund paid the Distributor a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million. The Adjustable Rate Fund's current management fee rate represents the sum of the fee rates under the prior advisory and administrative services agreements.

     Until further notice to the Adjustable Rate Fund, NEFM and the Distributor have voluntarily agreed to reduce their fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 0.70%, 1.45% and 0.45% of the average daily net assets of the Fund's Class A, Class B and Class Y shares, respectively. Prior to January 2, 1996, similar voluntary limitations were in effect with respect to Back Bay Advisors, the Distributor and the Fund.

     For the fiscal years ended December 31, 1993, 1994 and 1995, the Government Securities Fund paid advisory fees to Back Bay
Advisors of $1,211,057, $1,102,880 and $__________, respectively.

     The Limited Term U.S. Government Fund paid Back Bay Advisors
$3,390,740, $3,163,619 and $________ in advisory fees for the fiscal years ended December 31, 1993, 1994 and 1995, respectively, after reduction pursuant to the voluntary expense limitations then in effect.

     For the fiscal years ended December 31, 1993, 1994 and 1995, the Bond Income Fund paid advisory fees to Back Bay Advisors of $751,948, $774,457 and $__________, respectively; and the
Municipal Income Fund paid advisory fees to Back Bay Advisors of
$911,990, $925,947 and $__________, respectively.

     Prior to July 1, 1995, the advisory agreement for the Municipal Income Fund included a provision under which Loomis Sayles served as a subadviser and furnished regularly to Back Bay Advisors, without additional cost to the Fund, statistical and research information and advice relating to the Fund's investments. For its services, Loomis Sayles received a fee, paid by Back Bay Advisors not less often than quarterly, equal to 40% of the compensation paid by the Fund to Back Bay Advisors on the first $10 million of the Fund's average daily net assets, 30% of the compensation paid on the next $10 million of such assets and 20% of the compensation paid on such assets in excess of $20 million. For the fiscal years ended December 31, 1993 and 1994, and the period from January 1 to June 30, 1995, the compensation from Back Bay Advisors to Loomis Sayles under this agreement was $197,398, $200,190 and $_________, respectively.

     In addition to the expense limitations discussed in Part II of this Statement under "Management of the Trusts," Back Bay Advisors' compensation under its advisory agreement with the High Income Fund was subject to reduction to the extent that, for any calendar month, the Fund's expenses, including the management fee, but exclusive of brokerage, taxes, interest, distribution fees and extraordinary items, exceed an annual rate of 1.50% of the Fund's average daily net assets.

     Until further notice to the Fund, NEFM has voluntarily agreed to reduce its management fee and, if necessary, to bear certain expenses related to operating the High Income Fund to an annual rate of 1.50% of the Fund's average daily net assets. Prior to January 2, 1996, similar voluntary limitations were in effect with respect to Back Bay Advisors and the Fund.

     Back Bay Advisors was paid $131,833, $190,955 and $________
in advisory fees by the High Income Fund during the fiscal years ended December 31, 1993, 1994 and 1995, respectively, after reduction pursuant to the foregoing voluntary expense limitations. Had the voluntary expense limitation not been in effect, Back Bay Advisors would have been paid $207,486, $273,994 and $__________, respectively, in advisory fees by the High Income Fund during the fiscal years ended December 31, 1993, 1994 and 1995.

     Under an expense deferral arrangement, which NEFM and Loomis Sayles may terminate at any time, NEFM and Loomis Sayles have agreed to waive advisory and subadvisory fees for the Strategic Income Fund until further notice, subject to the obligation of the Fund to pay NEFM such waived fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares and 1.15% for Class Y shares; provided, however, that, the Fund is not obligated to pay any such waived fees more than two years after the end of the fiscal year in which such fee was waived.

     For the period May 1, 1995 (commencement of operations) to December 31, 1995, the Strategic Income Fund paid no management fees to NEFM. Had the voluntary expense deferral arrangements described above not been in effect, the Fund would have paid NEFM $_______ in management fees for this period. Under the terms of the expense deferral arrangement, the Fund may be obligated to pay up to $_____ of such fees to NEFM in future periods.

BROKERAGE COMMISSIONS

     In 1993, 1994 and 1995, the Funds paid [no commissions] on brokerage transactions.

     For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part
II of this Statement.

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A, Class B and, in the case of the Limited Term U.S. Government, Bond Income and Strategic Income Funds, Class C shares of each Fund pay a fee pursuant to a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Class A, Class B and Class C shares of each Fund during the fiscal year ended Decembers 31, 1993, 1994 and 1995:

           Fund               1993        1994       1995
-------------------------  ---------   ---------  ----------

Government Securities Fund     $465,401   [$409,90]             (Class A)
                               $1,582     $23,270             (Class B)**

Limited Term U.S. Government $1,873,424  $1,705,012             (Class A)
Fund                           $7,721     $98,717             (Class B)*
                                                              (Class C)***

Adjustable Rate Fund         $1,322,743  $1,551,366             (Class A)
                               $1,444     $14,092             (Class B)*

Bond Income Fund               $416,977    $416,918             (Class A)
                                 $3,957     $30,717             (Class B)*

High Income Fund                $96,279    $117,107             (Class A)
                                 $1,574     $30,717             (Class B)*
                                                              (Class C)***
Municipal Income Fund          $523,343    $512,288             (Class A)
                               $5,363     $66,711             (Class B)*

Strategic Income Fund****                                       (Class A)
                                                              (Class B)
                                                              (Class C)

*    Class B shares were first offered on September 13, 1993.
**   Government Securities Fund Class B shares were first offered
     September 23, 1993.
***  Class C shares were first offered on January 3, 1995.
**** The Strategic Income Fund commenced operations on May 1,
     1995.

     During the fiscal year ended December 31, 1995, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows:

Government Securities Fund
(Class A shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

(Class B shares)

Compensation to Investment Dealers

TOTAL

Limited Term U.S. Government Fund
(Class A shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL


(Class B shares)

Compensation to Investment Dealers

TOTAL

(Class C shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

Adjustable Rate Fund
(Class A shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

(Class B shares)

Compensation to Investment Dealers

TOTAL

Strategic Income Fund
(Class A shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

(Class B shares)

Compensation to Investment Dealers

TOTAL

(Class C shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

Bond Income Fund
(Class A shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

(Class B shares)

Compensation to Investment Dealers

TOTAL

(Class C shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

High Income Fund
(Class A shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

(Class B shares)

Compensation to Investment Dealers

TOTAL

Municipal Income Fund
(Class A shares)

Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel

TOTAL

(Class B shares)

Compensation to Investment Dealers

TOTAL


     Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the Distributor: $______ relating to the Class A shares and $______ relating to the Class B shares of the Government Securities Fund; $______ relating to the Class A shares and $______ relating to the Class B shares of the Adjustable Rate Fund; $______ relating to the Class A shares and $______ relating to the Class B shares and $______ relating to the Class C shares of the Bond Income Fund; $______ relating to the Class A shares and $______ relating to the Class B shares of the High Income Fund; $______ relating to the Class A shares and $______ relating to the Class B shares of the Municipal Income Fund; $______ relating to the Class A shares, $______ relating to Class B shares and $_______ relating to the Class C shares of the Limited Term U.S. Government Fund; and $________ to the Class A shares, $_________ relating to the Class B shares and $____________ relating to the Class C shares of the Strategic Income Fund. New England Securities paid substantially all of the fees it received from the Distributor in commissions to its sales personnel and to defray overhead costs relating to sales of Fund shares and/or servicing shareholder accounts.

     At April 1, 1996, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the following classes of the following
Funds:

                   [To be filed by amendment]


               INVESTMENT PERFORMANCE OF THE FUNDS

              PERFORMANCE RESULTS - PERCENT CHANGE
                 For the Periods Ended 12/31/95*

Government Securities Fund
                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------      ----------------
Class A shares:  As a %    1      5      10          5        10
of                        Year  Years  Years       Years     Years
------------------------ -----  -----  -----     --------  ---------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class B shares:  As a %              Since             Since
of                        1 Year   9/23/93**         9/23/93**
------------------------ -------   ----------    ----------------
Net Asset Value
Redemption at End of
Period

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class Y shares:  As a %              Since             Since
of                        1 Year   3/31/94**         3/31/94**
------------------------ --------  ---------     ----------------
Net Asset Value

Limited Term U.S. Government Fund

                                Aggregate             Average Annual
                               Total Return            Total Return
                           -------------------       ----------------
Class A shares:  As a %    1      5      Since         5      Since
of                        Year  Years  1/03/89**     Years  1/03/89**
------------------------ -----  -----    -----       -----   -------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class B shares:  As a %              Since             Since
of                        1 Year   9/27/93**         9/27/93**
------------------------ -------   ----------    ----------------
Net Asset Value
Redemption at End of
Period

                              Aggregate             Annualized
                             Total Return          Total Return
Class C shares:  As a %         Since                  Since
of                             1/3/95**              1/3/95**
------------------------ -------------------     ----------------
Net Asset Value

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class Y shares:  As a %              Since             Since
of                        1 Year   3/31/94**         3/31/94**
------------------------ --------  ---------     ----------------
Net Asset Value

Adjustable Rate Fund***

                               Aggregate           Average Annual
                             Total Return           Total Return
                          -------------------     ---------------
Class A shares:  As a %      1        Since            Since
of                         Year     10/19/91**       10/19/91**
------------------------ --------   ---------     ---------------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class B shares:  As a %              Since             Since
of                        1 Year   9/13/93**         9/13/93**
------------------------ -------   ----------    ----------------
Net Asset Value
Redemption at End of
Period

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class Y shares:  As a %              Since             Since
of                        1 Year   3/31/94**         3/31/94**
------------------------ --------  ---------     ----------------
Net Asset Value

Strategic Income Fund*****

                              Aggregate             Annualized
                             Total Return          Total Return
Class A shares:  As a %         Since                  Since
of                             5/1/95**              5/1/95**
------------------------ -------------------     ----------------
Net Asset Value
Maximum Offering Price

                              Aggregate             Annualized
                             Total Return          Total Return
Class B shares:  As a %         Since                  Since
of                             5/1/95**              5/1/95**
------------------------ -------------------     ----------------
Net Asset Value
Redemption at End of
Period

                              Aggregate             Annualized
                             Total Return          Total Return
Class C shares:  As a %         Since                  Since
of                             5/1/95**              5/1/95**
------------------------ -------------------     ----------------
Net Asset Value

                              Aggregate             Annualized
                             Total Return          Total Return
Class Y shares:  As a %         Since                  Since
of                             5/1/95**              5/1/95**
------------------------ -------------------     ----------------
Net Asset Value

Bond Income Fund

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class A shares:  As a %    1      5      10         5        10
of                        Year  Years  Years      Years    Years
------------------------ -----  -----  -----     -------  -------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class B shares:  As a %              Since             Since
of                        1 Year   9/13/93**         9/13/93**
------------------------ -------   ----------    ----------------
Net Asset Value
Redemption at End of
Period

                              Aggregate             Annualized
                             Total Return          Total Return
Class C shares:  As a %         Since                  Since
of                             1/3/95**              1/3/95**
------------------------ -------------------     ----------------
Net Asset Value

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
                                     Since             Since
Class Y shares:  As a %   1 Year   3/31/94**         3/31/94**
of                       --------  ---------     ----------------
------------------------
Net Asset Value

High Income Fund

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class A shares:  As a %    1      5      10         5        10
of                        Year  Years  Years      Years    Years
------------------------ -----  -----  -----     -------  -------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class B shares:  As a %              Since             Since
of                        1 Year   9/20/93**         9/20/93**
------------------------ -------   ----------    ----------------
Net Asset Value
Redemption at End of
Period

Municipal Income Fund

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class A shares:  As a %    1      5      10         5        10
of                        Year  Years  Years      Years    Years
------------------------ -----  -----  -----     -------  -------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class B shares:  As a %              Since             Since
of                        1 Year   9/13/93**         9/13/93**
------------------------ -------   ----------    ----------------
Net Asset Value
Redemption at End of
Period


* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** Commencement of Fund operations or offering of indicated class of shares.

*** Assuming deduction of current maximum sales load, the Adjustable Rate Fund's Class A shares' average one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, and their average annual since-inception total return would have been ____% had a voluntary expense limitation not been in effect. Based on net asset values, the Fund's Class A shares' one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, and their since-inception average annual total return would have been ____%, without the voluntary limitation. Assuming redemption at the end of the period, the Fund's Class B shares' one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, had a voluntary expense limitation not been in effect, and their average annual total return for the since-inception period would have been ____%. Based on net asset values, the Fund's Class B shares' aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively, and their average annual total returns for the since-inception period would have been ____%, without the voluntary limitation. The Fund's Class Y shares' one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, and their since-inception average annual total return would have been ____%, without the voluntary limitation.

**** Assuming deduction of current maximum sales load, the High Income Fund's Class A shares' one-year, five-year and ten-year aggregate total returns would have been ____%, ____% and ____%, respectively, had a voluntary expense limitation for certain periods not been in effect, and their five-year and ten-year average annual total returns would have been ____% and ____%, respectively. Based on net asset values, the High Income Fund's Class A shares' one-year, five-year and ten-year aggregate total returns would have been ____%, ____% and ____%, respectively, without the voluntary limitation, and their five-year and ten-year average annual total returns would have been ____% and ____%, respectively. Assuming redemption at the end of the period, the Fund's Class B shares' aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively, had a voluntary expense limitation not been in effect, and their average annual total return for the since-inception period would have been ____%. Based on net asset values, the Fund's Class B shares' aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively, without the voluntary limitation, and their average annual total return for the since-inception period would have been ____%.

***** Assuming deduction of the current maximum sales load, the Strategic Income Fund's Class A, Class B, Class C and Class Y shares' aggregate total returns for the since-inception period would have been ____%, ____%, ____% and ____%, respectively, had a voluntary expense deferral arrangement not been in effect, and their annualized total returns for the since-inception would have been ____%, ____%, ____% and ____%, respectively.

                   YIELD FOR THE 30-DAY PERIOD
                         Ended 12/31/95
              Fund               Class A   Class B   Class C   Class Y
-------------------------------  -------   --------  -------  --------
Government Securities Fund
Limited Term U.S. Government
Fund
Adjustable Rate U.S. Government
Fund
Strategic Income Fund
Bond Income Fund
High Income Fund
Municipal Income Fund

     * Yields for the Class A shares of the Funds are based on the public offering price of a Class A share of the Funds and yields for the Class B, Class C and Class Y shares are based on the net asset value of a share of the Funds.

     Distribution Rate. The Government Securities, Limited Term U.S. Government, Adjustable Rate, Bond Income and High Income Funds may include in their written sales material distribution rates based on the Funds' distributions from net investment income and short-term capital gains for a recent 30 day, three month or one year period.

     Distributions of less than one year are annualized by multiplying by the factor necessary to produce twelve months of distributions. The distribution rates are determined by dividing the amount of the particular Fund's distributions per share over the relevant period by either the maximum offering price or the net asset value of a share of the Fund on the last day of the period.

                       DISTRIBUTION RATES
                   For Periods Ending 12/31/95

             As a % of              30 day    3 months    12 months

   Government Securities Fund

   (Class A shares)
   Net Asset Value
   Maximum Offering Price

   (Class B shares)
   Net Asset Value
   Redemption at End of Period

   (Class Y shares)
   Net Asset Value

   Limited Term U.S. Government Fund

   (Class A shares)
   Net Asset Value
   Maximum Offering Price

   (Class B shares)
   Net Asset Value
   Redemption of End of Period

   (Class C shares)
   Net Asset Value

   (Class Y shares)
   Net Asset Value

   Adjustable Rate Fund

   (Class A shares)
   Net Asset Value
   Maximum Offering Price

   (Class B shares)
   Net Asset Value
   Redemption at End of Period

   (Class Y shares)
   Net Asset Value

   Strategic Income Fund

   (Class A shares)
   Net Asset Value
   Maximum Offering Price

   (Class B shares)
   Net Asset Value
   Redemption at End of Period

   (Class C shares)
   Net Asset Value

   (Class Y shares)
   Net Asset Value

   Bond Income Fund

   (Class A shares)
   Net Asset Value
   Maximum Offering Price

   (Class B shares)
   Net Asset Value
   Redemption at End of Period

   (Class C shares)
   Net Asset Value

   (Class Y shares)
   Net Asset Value

   High Income Fund

   (Class A shares)
   Net Asset Value
   Maximum Offering Price

   (Class B shares)
   Net Asset Value
   Redemption at End of Period

   Municipal Income Fund

   (Class A shares)
   Net Asset Value
   Maximum Offering Price

   (Class B shares)
   Net Asset Value
   Redemption at End of Period

     The foregoing data represent past performance only, and are not a representation as to the future results of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

Statement of Additional Information -- PART I

April 15, 1996

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the prospectus of New England Massachusetts Tax Free Income Fund (the "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Fund dated April 15, 1996 (the "Prospectus"). The Statement should be read together with that Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.

     Part I of this Statement contains specific information about the Fund. Part II includes information about the Fund and other
New England Funds.

     The Fund is a series of New England Funds Trust II (the
"Trust"), a registered management investment company that offers a total of eight series.



                T a b l e   o f   C o n t e n t s
                                                  Page
                     Part I
   Investment Restrictions
   Fund Charges and Expenses
   Investment Performance of the Fund

                    Part II
   Miscellaneous Investment Practices
   Management of the Trusts
   Portfolio Transactions and Brokerage
   Description of the Trusts and Ownership of Shares
   How to Buy Shares
   Net Asset Value and Public Offering Price
   Reduced Sales Charges
   Shareholder Services
   Redemptions
   Standard Performance Measures
   Income Dividends, Capital Gain
   Distributions and Tax Status
   Financial Statements
   Appendix A - Description of Bond Ratings
   Appendix B - Publications That May Contain
   Fund Information
   Appendix C - Advertising and Promotional
   Literature

                     INVESTMENT RESTRICTIONS


As fundamental investment restrictions, which may not be changed without a vote of a majority of the Fund's outstanding voting securities (as defined in the Investment Act of 1940 [the "1940
Act"]) the Fund will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. (Such borrowings will be repaid before any additional investments are made);

(2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the value of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above;

(3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities;

(4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

(5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate;

(7) Purchase or sell commodities or commodity contracts, or write or purchase options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and
    (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction;

(8) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, and through repurchase agreements;

(9) Invest in securities of any issuer if, to the knowledge of the Fund, officers and trustees of the Trust or officers and directors of Back Bay Advisors, L.P. ("Back Bay Advisors") the Fund's subadviser, who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%;

(10) Invest in the securities of any issuer if, immediately after such investment, more than 5% of the value of the total assets of the Fund taken at current value would be invested in the securities of such issuer; provided that this limitation does not apply either to obligations issued or guaranteed as to interest and principal by the U. S. Government or its agencies or instrumentalities or to Massachusetts Tax Exempt Bonds (as defined in the Prospectus);

(11) Purchase securities restricted as to resale, if, as a result, such investments would exceed 5% of the value of the Fund's net assets;

(12) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities or Massachusetts Tax Exempt Bonds, except obligations backed only by the assets and revenues of nongovernmental users) if as a result of such purchases more than 25% of the value of the Fund's total assets would be invested in any one industry. Governmental issuers of Massachusetts Tax Exempt Bonds are not considered part of any "industry." However, Massachusetts Tax Exempt Bonds backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and this 25% limitation would apply to such obligations. Thus, no more than 25% of the Fund's assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry and in taxable obligations of issuers in the same industry;

(13) Acquire more than 10% of the voting securities of any issuer; or

(14) Issue any class of securities which is senior to the Fund's shares of beneficial interest except to the extent that borrowings permitted by investment restriction (1) are deemed to involve the issuance of such securities.

It is contrary to the Fund's present policies, which may be changed without shareholder approval, to:

(1) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

(2) Invest in securities of any issuer if the party responsible for payment, together with any predecessor, has been in operation for less than three years, and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the Fund's total assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or for the payment of which is pledged the faith, credit and taxing power of any person authorized to issue Massachusetts Tax Exempt Bonds;

(3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts; or

(4) (A) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities or (B) invest more than 15% of the Fund's total net assets in illiquid securities.

     Except in the case of policy 4(B) above, all percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


                    FUND CHARGES AND EXPENSES


INVESTMENT ADVISORY FEES

     Pursuant to an advisory agreement dated January 2, 1996, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the advisory agreement, the Fund has agreed to pay NEFM a management fee at the annual rate of 0.60% of the first $100 million of the Fund's average daily net assets and 0.50% of such assets in excess of $100 million.

     The advisory agreement provides that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to a subadvisory agreement dated January 2, 1996, NEFM has delegated responsibility for managing the investment and reinvestment of the Fund's assets to Back Bay Advisors, as subadviser. For providing such subadvisory services to the Fund, NEFM pays Back Bay Advisors a subadvisory fee at the annual rate of 0.30% of the first $100 million of the Fund's average daily net assets and 0.25% of such assets in excess of $100 million. The Fund pays no direct fees to Back Bay Advisors.

     Prior to January 2, 1996, Back Bay Advisors served as adviser to the Fund pursuant to an advisory agreement which provided for an advisory fee payable by the Fund to Back Bay Advisors at the same rate as the management fee currently payable by the Fund to NEFM. Back Bay Advisors' compensation under such advisory agreement was subject to reduction to the extent that in any year the Fund's expenses, including Back Bay Advisors' fee, but exclusive of brokerage commissions, taxes, interest, distribution expenses and extraordinary items, exceeded the lesser of (i) 1.50% annually, of the Fund's average daily net assets or (ii) any expense limitation on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund were qualified for offer and sale. See "Management of the Trusts" in Part II of this Statement.

     NEFM has voluntarily agreed for an indefinite period to reduce its management fee and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's average daily net assets. Prior to January 2, 1996, similar voluntary limitations were in effect with respect to Back Bay Advisors and the Fund, in addition to the contractual expense limitations described above.

     For the fiscal years ended December 31, 1993, 1994 and 1995, the Fund paid advisory fees to Back Bay Advisors of $263,716, $235,838 and $__________ , respectively (after reductions pursuant to voluntary expense limitations in effect). Had voluntary expense limitations not been in effect, the Fund's advisory fees for the fiscal years ended December 1993, 1994 and 1995 would have been $673,228, $709,536 and $__________, respectively.

BROKERAGE COMMISSIONS

     For the fiscal years ended December 31, 1993, 1994 and 1995, the Fund paid [no brokerage commissions] on portfolio transactions.

     For more information about Fund portfolio transactions, see
"Portfolio Transactions and Brokerage" in Part II of this
Statement.

OWNERSHIP OF FUND SHARES

     At April 1, 1996, the following persons owned of record or beneficially 5% or more of the Class A or Class B shares of the
Fund:

                   [To be filed by amendment]

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Fund pays its distributor, New England Funds, L.P. (the "Distributor") fees under separate plans adopted pursuant to Rule 12b-1 under the 1940 Act relating to its Class A and Class B shares. For the fiscal years ended December 31, 1993, 1994 and 1995, these fees amounted to $401,119, $415,085 and $__________, respectively, for the Fund's Class A shares; for the period September 13, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 and 1995, these fees amounted to $2024, $33,138 and $______, respectively, for the Fund's Class B shares.

     During the fiscal year ended December 31, 1995, the Distributor paid $_______ as compensation to investment dealers and $_______ as compensation to its sales personnel for the Fund's Class A shares. During the fiscal year ended December 31, 1995, the Distributor paid $_______ as compensation to investment dealers for the Fund's Class B shares. Of the amount paid to investment dealers, $_______ and $_______ was paid to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the Distributor, for the Fund's Class A shares and Class B shares, respectively. New England Securities paid substantially all of the fees it received from the Distributor in commissions to its sales personnel and to defray sales-related overhead costs.


               INVESTMENT PERFORMANCE OF THE FUND


              PERFORMANCE RESULTS - PERCENT CHANGE
                 For the Periods Ended 12/31/95*


                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class A shares:***  As a   1      5      10         5        10
% of                      Year  Years  Years      Years    Years
------------------------ -----  -----  -----     -------  -------
Net Asset Value
Maximum Offering Price

                              Aggregate           Average Annual
                             Total Return          Total Return
                         -------------------     ----------------
Class B shares:****  As              Since             Since
a % of                    1 Year   9/13/93**         9/13/93**
------------------------ -------   ----------    ----------------
Net Asset Value
Redemption at End of
Period

* Federal regulations require this example to be calculated using a $1,000 investment. The minimum initial investment in shares of the Fund is $2,500, however.

**Commencement of offering of Class B shares.

***    Assuming deduction of current maximum sales load, the
  Fund's Class A shares' five-year and ten-year average annual total returns would have been ____% and ____%, respectively, had a voluntary expense limitation for certain periods not been in effect, and their aggregate one-year, five-year and ten-year total returns would have been ____%, ____% and ____%, respectively. Based on net asset values, the Fund's Class A shares' five-year and ten-year average annual total returns would have been ____% and ____%, respectively, without the voluntary limitation, and their aggregate one-year, five-year and ten-year total returns would have been ____%, ____% and ____%, respectively.

****   Assuming redemption at the end of the period, the Fund's
  Class B shares' average annual total return for the since-inception period would have been ____%, had a voluntary expense limitation not been in effect, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively. Based on net asset values, the Class B shares' average annual total return for the since-inception period would have been ____%, without the voluntary limitation, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively.

     The foregoing data represent past performance only. The investment return and principal value of an investment in any Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

               YIELD AND TAXABLE EQUIVALENT YIELDS
              for the 30-day period ended 12/31/95

       30-day yield:
           Class A  ____%
           Class B  ____%

  Taxable equivalent
  yields:
                        Combined Tax                 Taxable
                           Rate**                  Equivalent
                                                      Yield
              Class A      46.85%        Class A      ____%
              Class B      46.85%        Class B      ____%

                     [add other tax rates?]

* Yields for Class A shares of the Fund are based on the public offering price of a share of the Fund and yields for Class B shares are based on the net asset value of a share of the Fund.

**Based on combined Federal and Massachusetts marginal tax rates for individuals, assuming deduction of state income taxes for purposes of calculating Federal taxable income.

    The table below compares taxable and tax free yields, based on tax rates for 1996:

                   Taxable and Tax Free Yields

   Taxable Income*                If tax exempt yield is
                          1996
                        Combined
                         MA and
                        Federal
                          Tax
 Single      Joint     Bracket**  4.0%  5.0%   6.0%   7.0%  8.0%
 Return      Return
                               then the equivalent taxable yield
                               would be:
                           25.20%  5.35%  6.68%  8.02%   9.36%  10.70%
                           36.64%  6.31%  7.89%  9.47%  11.05%  12.63%
                           39.28%  6.59%  8.23%  9.88%  11.53%  13.18%
                           43.68%  7.10%  8.88% 10.65%  12.43%  14.20%
                           46.85%  7.53%  9.41% 11.29%  13.17%  15.05%

* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income as defined in the Internal Revenue Code is the same as under the Massachusetts Personal Income Tax law, however, Massachusetts taxable income may differ due to differences in exemptions, itemized deductions, and other items.

**For federal tax purposes, these combined rates reflect the applicable marginal rates for 1996 including indexing for inflation. These rates include the effect of deducting state taxes on your Federal return.

Joint return figures assume two personal exemptions; single return figures assume one personal exemption. The table is for illustrative purposes only and is not indicative of future performance of the Fund.

DISTRIBUTION RATE OF RETURN

     The Fund may include in its written sales material rates of return for each class based on that class's distributions from net investment income and short-term capital gains for a recent 30-day, three-month or one-year period. Distributions of less than one year are annualized by multiplying the factor necessary to produce 12 months of distributions. The distribution rates are determined by dividing the amount of the class's distributions per share over the relevant period by either the maximum offering price in the case of the Class A shares or the price assuming redemption at the end of the period in the case of Class B shares or the net asset value of a share of Class A and Class B on the last day of the period.

                       DISTRIBUTION RATES
                   For Periods Ending 12/31/95

       As a % of           30 day     3 months     12 months

(Class A shares)

Net Asset Value
Maximum Offering Price

(Class B shares)

Net Asset Value

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK

Statement of Additional Information -- PART I

April 15, 1996

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of New England Intermediate Term Tax Free Fund of California (the "California Fund") and New England Intermediate Term Tax Free Fund of New York (the "New York Fund") (collectively, the "Funds"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated April 15, 1996 (the "Prospectus"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116.

     Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other New England Funds.

     The Funds are a series of New England Funds Trust II (the
"Trust"), a registered management investment company that offers a total of eight series.




                T a b l e   o f   C o n t e n t s
                                                        Page
                         Part I
     Investment Restrictions
     Fund Charges and Expenses
     Investment Performance of the Funds

                        Part II
     Miscellaneous Investment Practices
     Management of the Trusts
     Portfolio Transactions and Brokerage
     Description of the Trusts and Ownership of Shares
     How to Buy Shares
     Net Asset Value and Public Offering Price
     Reduced Sales Charges
     Shareholder Services
     Redemptions
     Standard Performance Measures
     Income Dividends, Capital Gain Distributions and Tax Status
     Financial Statements
     Appendix A - Description of Bond Ratings
     Appendix B - Publications That May Contain
     Fund Information
     Appendix C - Advertising and Promotional
     Literature

                     INVESTMENT RESTRICTIONS

     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk may not be changed without the approval of a majority of the outstanding voting securities of a Fund. The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of restriction (15) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. The Investment Company Act of 1940 (the "1940 Act") provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Funds may not:

(1) With respect to 50% of their total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of a Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2)     Purchase securities (other than securities of the U.S.
    Government, its agencies or instrumentalities or State Tax Exempt Securities (as defined in the Prospectus, except obligations backed only by the assets and revenues of nongovernmental users) if as a result of such purchases more than 25% of the value of a Fund's total assets would be invested in any one industry. Governmental issuers of State Tax Exempt Securities are not considered part of any "industry." However, State Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and this 25% limitation would apply to such obligations. Thus, no more than 25% of a Fund's assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry and in taxable obligations of issuers in the same industry;

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Funds will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Funds of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5)     Borrow money in excess of 10% of its total assets (taken
    at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost) (for the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(8) Purchase or retain securities of any issuer if officers and trustees of the Trust or of the investment adviser or subadviser of the Funds who individually own more than l/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(9)     Make loans, except by entering into repurchase
    agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of a Fund's portfolio securities;

*(10)Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Funds may buy and sell futures contracts and related options. (This restriction does not prevent the Funds from purchasing securities of companies investing in the foregoing);

*(11)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(12) Make investments for the purpose of exercising control or management;

(13) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC") participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with Back Bay Advisors, L.P. ("Back Bay Advisors") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(14) Write, purchase or sell options or warrants, except that the Funds may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or financial futures contracts and (c) enter into currency forward contracts;

(15) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

(16) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions (under the 1940 Act, a Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of a Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company); or

*(17)Issue senior securities (for the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction
    (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom).

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (15) above.

     As a matter of operating policy, subject to change without shareholder approval, the Funds will not (1) write, purchase or sell options in an amount in excess of 5% of their net assets;
(2) invest more than 5% of their net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange; provided, however, that for purposes of this limitation, warrants acquired by the Funds in units or attached to other securities may be deemed to be without value; and (3) purchase or sell real property, including limited partnership interests. Such undertakings can be changed without shareholder approval, but the Statement will be revised to reflect any such changes.

                    FUND CHARGES AND EXPENSES

INVESTMENT ADVISORY FEES

     Pursuant to separate advisory agreements, each dated January 2, 1996, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Funds and to provide a range of administrative services to the Funds. For the services described in the advisory agreements, each Fund has agreed to pay NEFM a management fee at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million of such assets and 0.475% of such assets in excess of $500 million.

     The advisory agreements each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated January 2, 1996, NEFM has delegated responsibility for managing the investment and reinvestment of each Fund's assets to Back Bay Advisors, as subadviser. For providing such subadvisory services to the Funds, NEFM pays Back Bay Advisors a subadvisory fee at the annual rate of 0.2625% of the first $200 million of each Fund's average daily net assets, 0.25% of the next $300 million of such assets and 0.2375% of such assets in excess of $500 million. The Funds pay no direct fees to Back Bay Advisors.

     Prior to January 2, 1996, Back Bay Advisors served as adviser to the Funds pursuant to separate advisory agreements, each of which provided for an advisory fee payable by the Fund to Back Bay Advisors at the annual rate of 0.40% of the first $200 million of the Fund's average daily net assets, 0.375% of the next $300 million of such assets and 0.35% of such assets in excess of $500 million. Back Bay Advisors' compensation under such advisory agreements was subject to reduction to the extent that in any year a Fund's expenses, including Back Bay Advisors' fee, but exclusive of brokerage commissions, taxes, interest, distribution expenses and extraordinary items, exceeded any expense limitation on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund were qualified for offer and sale.

     Prior to January 2, 1996, under administrative services agreements between each of the Funds and New England Funds, L.P. (the "Distributor"), the Funds' distributor, the Distributor provided the Funds with office space, facilities and equipment, services of executive and other personnel and certain administrative services. Under these agreements, each Fund paid the Distributor a fee at the annual rate of 0.125% of the Fund's average daily net assets. The Funds' current management fee rate represents the sum of the fee rates payable under the prior advisory and administrative services agreements.

     NEFM and the Distributor have voluntarily agreed for an indefinite period to reduce their fees and, if necessary, to bear certain expenses associated with operating the Funds in order to limit each Fund's expenses to an annual rate of 0.70% of the daily average net assets attributable to the Fund's Class A shares and 1.45% of such assets attributable to the Fund's Class B shares. Prior to January 2, 1996, similar voluntary limitations were in effect with respect to Back Bay Advisors, the Distributor and each Fund, in addition to the contractual expense limitations described above.

     As a result of voluntary expense limitations in effect, the Funds paid Back Bay Advisors no advisory fees for the period March 1, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 [and 1995]. Had the voluntary limitations for the California Fund not been in effect, Back Bay Advisors would have been paid $54,534, $157,109 and _________, respectively, in advisory fees by the Fund for the period March 1, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 and 1995. Had the voluntary limitations for the New York Fund not been in effect, Back Bay Advisors would have been paid $47,170, $82,155 and $________, respectively, in advisory fees by the Fund for the period March 1, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 and 1995.

OWNERSHIP OF FUND SHARES

     At April 1, 1996, the following persons owned of record or beneficially 5% or more of the outstanding Class A shares and Class B shares of the indicated Funds:

                   [To be filed by amendment]

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Funds pay the Distributor fees under separate plans adopted pursuant to Rule 12b-1 under the 1940 Act relating to their Class A and Class B shares. For the period April 23, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 and 1995, these fees amounted to $33,061, $5,769 and $___________, respectively, for the California Fund's Class A shares, and for the period September 13, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 and 1995, these fees amounted to $3,914, $49,694 and $_____________, respectively, for the California Fund's Class B shares. For the period April 23, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 and 1995, these fees amounted to $29,334, $48,644 and $________________, respectively, for the New York Fund's Class A shares, and for the period September 13, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 and 1995, these fees amounted to $1,051, $10,811 and $_________, respectively, for the New York Fund's Class B shares.

     During the fiscal year ended December 31, 1995, the Distributor paid $______ and $______ as compensation to investment dealers and $______ and $______ as compensation to its sales personnel for the California and New York Funds' Class A shares, respectively. During the fiscal year ended December 31, 1995, the Distributor paid $______ and $______ as compensation to investment dealers for the California and New York Fund's Class B shares, respectively. Of the amount paid to investment dealers, $______ and $______ was paid to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the Distributor, for the California Fund's A shares and B shares, respectively. Of the amount paid to investment dealers, $______ and $______ was paid to New England Securities for the New York Fund's Class A shares and Class B shares, respectively. New England Securities paid substantially all of the fees it received from the Distributor in commissions to its sales personnel and to defray sales-related overhead costs.

               INVESTMENT PERFORMANCE OF THE FUNDS

              PERFORMANCE RESULTS - PERCENT CHANGE
                 For the Periods Ended 12/31/95*

California Fund***
                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class A shares:  As a %              Since             Since
of                        1 Year   4/23/93**         4/23/93**
------------------------  -------  ----------   -------------------
Net Asset Value
Maximum Offering Price

                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class B shares:  As a %              Since             Since
of                        1 Year   9/13/93**         9/13/93**
------------------------  -------  ----------   -------------------
Net Asset Value
Redemption at End of
Period

New York Fund****
                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class A shares:  As a %              Since             Since
of                        1 Year   4/23/93**         4/23/93**
------------------------  -------  ----------   -------------------
Net Asset Value
Maximum Offering Price

                              Aggregate            Average Annual
                             Total Return           Total Return
                         -------------------     ------------------
Class B shares:  As a %              Since             Since
of                        1 Year   9/13/93**         9/13/93**
------------------------  -------  ----------   -------------------
Net Asset Value
Redemption at End of
Period

* Federal regulations require this example to be calculated using a $1,000 investment. The maximum initial investment in shares of each Fund is $2,500, however.

** Commencement of Fund operations or offering of Class B shares.

*** Assuming deduction of current maximum sales load, the California Fund's Class A shares' since-inception average annual total return would have been ____%, had a voluntary expense limitation for certain periods not been in effect, and their aggregate one-year and since-inception total returns would have been ____% and ____%, respectively.
     Based on net asset values, the Fund's Class A shares' since-inception average annual total return would have been ____%, and their aggregate one-year and since-inception total returns would have been ____% and ____%, respectively, without the voluntary limitation. Assuming redemption at the end of the period, the California Fund's Class B shares' average annual total return for the since-inception period would have been ____%, had a voluntary expense limitation not been in effect, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively. Based on net asset values, the Fund's Class B shares' average annual total return for the since-inception period would have been ____%, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively, without the voluntary limitation.

**** Assuming deduction of current maximum sales load, the New
     York Fund's Class A shares' since-inception average annual total returns would have been ____%, had a voluntary expense limitation for certain periods not been in effect, and their aggregate one-year and since-inception total returns would have been ____% and ____%, respectively. Based on net asset values, the Fund's Class A shares' since-inception average annual total returns would have been ____%, and their aggregate one-year and since-inception total returns would have been ____% and ____%, respectively, without the voluntary limitation. Assuming redemption at the end of the period, the New York Fund's Class B shares' average annual total returns for the since-inception period would have been ____%, had a voluntary expense limitation not been in effect, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively. Based on net asset values, the Class B shares' average annual total return for the since-inception period would have been ____%, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively, without the voluntary limitation.

DISTRIBUTION RATE OF RETURN

     Each class of the Funds may include in their written sales material rates of return based on that class's distributions from net investment income and short-term capital gains for a recent 30-day, three-month or one-year period. Distributions of less than one year are annualized by multiplying the factor necessary to produce 12 months of distributions. The distribution rates are determined by dividing the amount of a class's distributions per share over the relevant period by either the maximum offering price in the case of Class A shares or the price assuming redemption at the end of the period in the case of Class B shares or the net asset value of a share of a class on the last day of the period.

                       DISTRIBUTION RATES
                   For Periods Ending 12/31/95

           As a % of              30 day    3 months  12 months

 California Fund

 (Class A shares)
 Net Asset Value
 Maximum Offering Price

 (Class B shares)
 Net Asset Value
 Redemption at End of Period

 New York Fund

 (Class A shares)
 Net Asset Value
 Maximum Offering Price

 (Class B shares)
 Net Asset Value
 Redemption at End of Period

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)

NEW ENGLAND FUNDS TRUST I
NEW ENGLAND FUNDS TRUST II

Statement of Additional Information -- PART II

April 15, 1996


     The following information applies generally to the funds listed below (the "Funds" and each a "Fund"). The Funds constitute all of the series of New England Funds Trust I and New England Funds Trust II (the "Trusts" and each a "Trust"), except for New England Star Worldwide Fund, a series of New England Funds Trust I, and Growth Fund of Israel, a series of New England Funds Trust II, each of which are described in separate Statements of Additional Information. In certain cases, the discussion applies to some but not all of the Funds. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (the "Statement") as well as in the Prospectuses of the Funds dated April 15, 1996 (the "Prospectuses"). The following Funds are described in this
Statement:

Series of New England Funds Trust I

New England Capital Growth Fund       (the "Capital Growth Fund")
New England Balanced Fund             (the "Balanced Fund")
New England Growth Fund               (the "Growth Fund")
New England International Equity      (the "International Equity
 Fund                                Fund")
New England Star Advisers Fund        (the "Star Advisers Fund")
New England Value Fund                (the "Value Fund")
New England Government Securities     (the "Government Securities
 Fund                                Fund")
New England Strategic Income Fund     (the "Strategic Income Fund")
New England Bond Income Fund          (the "Bond Income Fund")
New England Municipal Income Fund     (the "Municipal Income Fund")
 (formerly named New England Tax
 Exempt Income Fund)

Series of New England Fund Trust II

New England Growth Opportunities      (the "Growth Opportunities
 Fund                                Fund")
New England Limited Term U.S.         (the "Limited Term U.S.
 Government Fund                     Government Fund")
New England Adjustable Rate U.S.      (the "Adjustable Rate Fund")
 Government Fund
New England High Income Fund          (the "High Income Fund")
New England Massachusetts Tax Free    (the "Massachusetts Fund")
 Income Fund
New England Intermediate Term Tax     (the "California Fund')
 Free Fund of California
New England Intermediate Term Tax     (the "New York Fund")
 Free Fund of New York


               MISCELLANEOUS INVESTMENT PRACTICES

     The following information relates to certain investment practices in which certain Funds may engage. The table below indicates which Funds may engage in each of these practices.

Practices                          Funds

Loans of Portfolio Securities      Government Securities Fund
                                   Bond Income Fund
                                   Limited Term U.S. Government Fund
                                   High Income Fund
                                   Adjustable Rate Fund
                                   International Equity Fund
                                   Star Advisers Fund
                                   Strategic Income Fund

U.S. Government Securities         All Funds

When-Issued Securities             Star Advisers Fund
                                   Government Securities Fund
                                   Bond Income Fund
                                   Municipal Income Fund
                                   High Income Fund
                                   Limited Term U.S. Government Fund
                                   California Fund
                                   Massachusetts Fund
                                   New York Fund
                                   Adjustable Rate Fund
                                   Strategic Income Fund

Repurchase Agreements              All Funds

Zero Coupon Securities             All Funds

Convertible Securities             Value Fund
                                   Balanced Fund
                                   Growth Opportunities Fund
                                   High Income Fund
                                   International Equity Fund
                                   Capital Growth Fund
                                   Star Advisers Fund
                                   Strategic Income Fund
                                   Bond Income Fund

Tax Exempt Bonds                   Municipal Income Fund
                                   California Fund
                                   Massachusetts Fund
                                   New York Fund

State Tax Exempt Securities        California Fund
                                   Massachusetts Fund
                                   New York Fund

Futures and Options                Government Securities Fund
                                   Municipal Income Fund
                                   Limited Term U.S. Government Fund
                                   International Equity Fund
                                   Star Advisers Fund
                                   California Fund
                                   New York Fund
                                   Strategic Income Fund
                                   Bond Income Fund
                                   High Income Fund
                                   Massachusetts Fund
                                   Growth Opportunities Fund

Foreign Currency Transactions      International Equity Fund
                                   Balanced Fund
                                   Capital Growth Fund
                                   Value Fund
                                   Star Advisers Fund
                                   Strategic Income Fund
                                   Bond Income Fund

Loans of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I of this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the boards of trustees of the Trusts or persons acting pursuant to the direction of the boards.

     These transactions must by fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities. The Fund may invest in some or all of the following U.S. Government securities:

"    U.S. Treasury Bills - Direct obligations of the United
  States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

"    U.S. Treasury Notes and Bonds - Direct obligations of the
  United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

"    "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

"    "Fannie Maes" - The Federal National Mortgage Association
  ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

"    "Freddie Macs" - The Federal Home Loan Mortgage Corporation
  ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

     U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

When-Issued Securities. The Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash or U.S. Government securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market.
However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Convertible Securities. The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Tax Exempt Bonds. The Fund may invest in tax exempt bonds. Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term "tax exempt bonds" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenues bonds but retains others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability, as noted in the Prospectus.

     The Fund may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users.

     The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

     Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

     The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Group ("Standard & Poor's" or "S&P") represent their opinions and are not absolute standards of quality. Tax exempt bonds with the same maturity, interest rate and rating may have different yields while tax exempt bonds of the same maturity and interest rate with different ratings may have the same yield.

     Obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of tax exempt securities for investment by the Fund and the value of the Fund's portfolio could be materially affected, in which event the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

     All debt securities, including tax exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues. The ability of the Fund to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt bonds at the end of each calendar quarter.

State Tax Exempt Securities. The Fund may invest in "State Tax Exempt Securities" which term refers to debt securities the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities consist primarily of bonds of the Fund's named state, their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain State Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds and private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development and private activity bonds are used to finance the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. Industrial development bonds and private activity bonds are included within the term "State Tax Exempt Securities" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). The Fund may invest more than 25% of the value of its total assets in such bonds, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, as described in the Fund's Prospectus, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a fundamental policy of the Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than State Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.

     In addition, the term "State Tax Exempt Securities" includes debt obligations issued by other governmental entities
(for example, U. S. territories) if such debt obligations generate interest income which is exempt from federal income tax and State personal income taxes (other than any alternative minimum taxes).

     There are, of course, variations in the quality of State
Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see
Appendix A).

     The yields on State Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the State Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and Standard and Poor's represent their opinions as to the quality of the State Tax Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, State Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while State Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of State Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's subadviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

     The Fund does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.

     Securities in which the Fund may invest, including State Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the State legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their State Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable.

     The Fund's named state and certain of its cities and towns and public bodies have from time to time encountered financial difficulties which have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Fund.

Options and Futures

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and Standard & Poor's 500 Index futures trade in contracts equal to $500 multiplied by the Standard & Poor's 500 Index.

     When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or certain illiquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or high grade liquid debt assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

     An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

     A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade liquid obligations in a segregated account with its custodian.

     A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash, U.S. Treasury bills or other high-grade liquid debt obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated cash, U.S. Treasury bills or other high-grade liquid obligations used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.



     As an alternative to purchasing call and put options on index futures, the Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

     The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

     The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

     The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transactions costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

     The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     All call options written by the Fund on foreign currencies will be "covered." A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or high-grade liquid assets in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid high-grade obligations in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

Risks. The use of futures contracts and options involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

     The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

     The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

     Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the International Equity Fund purchases foreign stock index futures.

     The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Over-the-Counter Options. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the investment restrictions prohibiting the Government Securities Fund from investing more than 15% of its net assets in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although Back Bay Advisors, L.P. ("Back Bay Advisors"), the Government Securities Fund's subadviser, does not believe that over-the-counter options on U.S. Government securities are generally illiquid, the Fund has agreed that pending resolution of this issue it will conducts its operations in conformity with the views of the SEC staff on such matters.

     Back Bay Advisors has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Back Bay Advisors. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

Economic Effects and Limitations. Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Municipal Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax exempt bonds for that purpose.

     The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Foreign Currency Hedging Transactions. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or high-quality debt obligations in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or
(ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Options and Futures" above.

                    MANAGEMENT OF THE TRUSTS

Trustees

Trustees of the Trusts and their ages (in parentheses), addresses and principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR.--Trustee (55); 79 John F. Kennedy Street,
     Cambridge, MA 02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

KENNETH J. COWAN -- Trustee (63); One Beach Drive, S.E. #2103,
     St. Petersburg, Florida 33701; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

SANDRA O. MOOSE -- Trustee (53); 135 E. 57th Street New York, NY
     10022; Senior Vice President and Director, The Boston
     Consulting Group, Inc. (management consulting); Director,
     GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L.P. SCHMELZER* -- Trustee and President (52); President,
     Chief Executive Officer and Director, NEF Corporation; President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, New England Funds Management, L.P. ("NEFM"); Director, Back Bay Advisors, Inc. ("BBAI"); formerly, Director, New England Securities Corporation ("New England Securities").

* Trustee deemed an "interested person" of the Trusts, as defined in the Investment Company Act of 1940 (the "1940
  Act").

JOHN A. SHANE -- Trustee (62); 300 Unicorn Park Drive, Woburn,
     Massachusetts 01801; President, Palmer Service Corporation (venture capital organization); General Partner, The Palmer Organization and Palmer Partners L.P.; Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medial magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management); formerly, Director, Abt Associates, Inc. (consulting firm); formerly, Director, Aviv Corporation (manufacturer of controllers); formerly, Director, Banyan Systems, Inc. (manufacturer of network software); formerly, Director, Cerjac Inc. (manufacturer of telephone testing equipment).

PETER S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee (49); President and Chief Executive Officer, New England Investment Companies, L.P. ("NEIC"); Director, President and Chief Executive Officer, New England Investment Companies, Inc. ("NEIC Inc."); Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; Director, New England Mutual Life Insurance Company ("The New England"); formerly, Group Head of International Banking, Trading and Securities, Security Pacific National Bank and Chief Executive Officer, Security Pacific Investment Group.

* Trustee deemed an "interested person" of the Trusts, as defined in the Investment Company Act of 1940 (the "1940
  Act").

PENDLETON P. WHITE -- Trustee (64); 6 Breckenridge Lane, Savannah,
    Georgia 31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

[add new trustees]

Officers

Officers of the Trusts, in addition to Messrs. Schmelzer and Voss, and their ages (in parentheses) and principal occupations during the past five years are as follows:

BRUCE R. SPECA -- Executive Vice President (39); Executive Vice
     President, NEF Corporation; Executive Vice President, New
     England Funds, L.P.; Executive Vice President, NEFM.

FRANK NESVET -- Treasurer (52); Senior Vice President and Chief
     Financial Officer, NEF Corporation ; Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief Financial Officer, NEFM; formerly, Executive Vice President, SuperShare Services Corporation (____________).

ROBERT P. CONNOLLY -- Secretary and Clerk (41); Senior Vice
     President and General Counsel, NEF Corporation; Senior Vice President and General Counsel, New England Funds, L.P.; Senior Vice President and General Counsel, NEFM; formerly, Managing Director and General Counsel, Kroll Associates, Inc. (business consulting company); formerly, Managing Director and General Counsel, Equitable Capital Management Corporation.

     Each person listed above holds the same position(s) with both Trusts. Previous positions during the past five years with The New England, New England Funds, L.P. or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. Each of the Trusts' trustees is also a director or trustee of certain other investment companies for which New England Funds, L.P. acts as principal underwriter and Back Bay Advisors acts as investment adviser. Except as indicated above, the address of each trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees

    The Trusts pay no compensation to their officers or to their trustees who are interested persons thereof.

     Each Trustee who is not an interested person of the Trusts receives, in the aggregate for serving on the boards of the Trusts and New England Cash Management Trust and New England Tax Exempt Money Market Trust (all four trusts collectively, the "New England Funds Trusts"), comprising a total of 22 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $2,500 for each meeting of the boards he or she attends and $1,500 for each meeting he or she attends of a committee of the board of which he or she is a member. Each committee chairman receives an additional retainer fee at the annual rate of $2,500. These fees are allocated among the Funds and the five other mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the net assets of each fund.

     During the fiscal year ended December 31, 1995, the persons who were then trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving on the governing boards of the other New England Funds Trusts, New England Zenith Fund ("Zenith") and New England Variable Annuity Fund I ("NEVA"), comprising as of April 15, 1996 a total of 37 mutual fund portfolios (not all of which were in existence during all of 1995).


                                          Pension               Total
                                         or Retire-           Compensat
                   Aggregate  Aggregate    ment               ion from
                   Compensat  Compensat  Benefits              the New
                    ion from  ion from    Accrued              England
                      New        New      as Part   Estimated   Funds
                    England    England    of Fund    Annual    Trusts,
                     Funds      Funds    Expenses   Benefits   Zenith
                    Trust I   Trust II      in        Upon    and NEVA
                       in        in        1995      Retire-     in
 Name of Trustee      1995      1995      -------     ment      1995
------------------ ---------  ---------              -------  ---------
Graham T. Allison,     $          $         $0         $0         $
Jr. (a)
Kenneth J. Cowan       $          $         $0         $0         $
Joseph M. Hinchey      $          $         $0         $0         $
(b)
Richard S.             $          $         $0         $0         $
Humphrey, Jr. (b)
Robert B.              $          $         $0         $0         $
Kittredge (b)                                                    (d)
Laurens MacLure        $          $         $0         $0         $
(b)                                                              (d)
Sandra O. Moose        $          $         $0         $0         $
James H. Scott (c)     $          $         $0         $0         $
John A. Shane          $          $         $0         $0         $
Joseph F. Turley       $          $         $0         $0         $
(b)
Pendleton P. White     $          $         $0         $0         $

(a)  Became a trustee of the Trusts effective April 1, 1995.
(b)  Resigned as a trustee of the Trusts effective May 1, 1995.
(c)  Resigned as a trustee of the Trusts effective ________, 1996.
(d) Also includes compensation paid by the 5 CGM Funds, a group of mutual funds for which Capital Growth Management Limited Partnership ("CGM"), the investment adviser of the Growth Fund, Zenith's Capital Growth Series and NEVA, serves as investment adviser.

     The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

    At April 15, 1996, the officers and trustees of each Trust as a group owned less than 1% of the outstanding shares of each Fund.

Advisory and Subadvisory Agreements

     Each Fund's advisory agreement between the Fund and NEFM (between the Fund and CGM, in the case of the Growth Fund) provides that the adviser (NEFM or CGM) will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

     Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. Each Fund (except the Growth Fund) also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

     Under each Fund's advisory agreement, if the total ordinary business expenses of the Fund or the applicable Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or Trust are qualified for sale, the Fund's adviser shall pay such excess.
At present, the most restrictive state annual expense limitation is 2 1/2% of the average annual net assets up to $30 million, 2% of the next $70 million and 1 1/2% of such assets in excess of $100 million. The adviser will not be required to reduce its fee or pay such expenses to an extent or under circumstances which might result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the relevant advisory agreement and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. This means that the distribution fees payable to New England Funds, L.P. under each Fund's Distribution Agreement and the Distribution Plans would be excluded from "expenses."

     Each Fund's advisory agreement and (except in the case of the Growth Fund) each Fund's subadvisory agreement between NEFM and the subadviser that manages the Fund (or, in the case of the Star Advisers Fund, each subadvisory agreement between NEFM and the subadviser that manages a segment of the Fund's portfolio) provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the relevant Trust by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory or subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the trustees of the relevant Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each advisory and subadvisory agreement may be terminated without penalty by vote of the relevant Trust's board of trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminated upon termination of the related advisory agreement. In addition, each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the relevant Trust or the Fund's adviser or subadviser.

     Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of NEIC Holdings, Inc. ("NEIC Holdings"), which is a wholly-owned subsidiary of NEIC. NEF Corporation is also the sole general partner of New England Funds, L.P., the distributor of the Funds. NEIC owns the entire limited partnership interest in each of NEFM and New England Funds, L.P.

     NEIC's sole general partner, NEIC Inc., is a wholly-owned subsidiary of The New England, which owns a majority limited partnership interest in NEIC. NEIC and its [seven] subsidiary or affiliated asset management firms, collectively, have more than $__ billion of assets under management or administration.

     Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, BBAI, is a wholly-owned subsidiary of NEIC Holdings. NEIC owns the entire limited partnership interest in Back Bay Advisors. Back Bay Advisors provides investment management services to institutional clients, including other registered investment companies and accounts of The New England and its affiliates. Back Bay Advisors specializes in fixed-income management and currently manages over $_ billion in total assets.

     Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest and largest investment counsel firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Funds' portfolios. Loomis Sayles provides investment advice to numerous other institutional and individual clients. These clients include some accounts of The New England and its affiliates ("New England Accounts"). Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of NEIC Holdings. NEIC owns the entire limited partnership interest in Loomis Sayles.

     CGM is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation owned in equal shares by Robert
L. Kemp and G. Kenneth Heebner. NEIC owns a majority limited partnership interest in CGM. Prior to March 1, 1990, the Growth Fund was managed by Loomis Sayles' Capital Growth Management Division. On March 1, 1990, Loomis Sayles reorganized its Capital Growth Management Division into CGM. In addition to advising the Growth Fund, CGM acts as investment adviser of CGM Capital Development Fund, CGM Trust, NEVA and Zenith's Capital Growth Series. CGM also provides investment advice to other institutional and individual clients.

     Westpeak Investment Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients, including accounts of The New England and its affiliates. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of NEIC Holdings. NEIC owns the entire limited partnership interest in Westpeak.

     Draycott Partners, Ltd. ("Draycott"), formed in 1991, provides investment management services to institutional clients, including separate accounts of The New England. Draycott was a wholly-owned subsidiary of NEIC until December 29, 1995, when NEIC sold Draycott to Cursitor Holdings Ltd. U.K. ("Cursitor"). Cursitor is an international investment management group that had approximately $__ billion in assets under management at _______, 1996. Alliance Capital Management L.P. ("Alliance Capital") is expected to acquire the business of Cursitor later in 1996. As a result of this transaction, Draycott will become a wholly-owned subsidiary of a new entity, Cursitor Alliance LLC, in which Alliance Capital will directly and indirectly own a 93% interest. Alliance Capital Management Corporation ("ACMC") is the sole general partner of, and the owner of a 1% general partnership interest in, Alliance Capital. ACMC is an indirectly wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company.

     The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policy holders of The New England and MetLife and receipt of certain regulatory approvals. After such merger, NEIC Inc. will be a wholly-owned subsidiary of MetLife, and MetLife will own, directly or indirectly, a majority limited partnership in NEIC.

     Berger Associates, Inc. ("Berger") serves as investment adviser to the mutual funds in the Berger fund group and to pension and profit-sharing plans and other institutional and private investors. Kansas City Southern Industries, Inc. ("KCSI") a publicly-traded holding company, owns approximately 80% of the stock of Berger.

     Founders Asset Management, Inc. ("Founders") was organized in 1938. It serves as investment adviser to the Founders mutual funds as well as to private accounts. Bjorn K. Borgen, Chief
Executive Officer of Founders, owns all of the stock of Founders.

     Janus Capital Corporation ("Janus Capital") serves as investment adviser to the Janus mutual funds and to other mutual funds, individual, charitable, corporate and retirement accounts. KCSI owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board.

     Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds may invest. Where Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds for which Back Bay Advisors acts as subadviser to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Back Bay Advisors as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

     Certain officers of Loomis Sayles have responsibility for the management of other client portfolios. The Pasadena office of Loomis Sayles buys and sells portfolio securities for the Value and Balanced Funds, the Chicago office buys and sells portfolio securities for the Capital Growth Fund, the Detroit office buys and sells portfolio securities for the segment of the Star Advisers Fund's portfolio that is advised by Loomis Sayles and the Boston office buys and sells portfolio securities for the Strategic Income Fund. These offices buy and sell securities independently of one another. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which the Capital Growth, Value, Balanced and Star Advisers Funds also invest. If one of these Funds and such other clients advised by the same office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as subadviser for the Strategic Income, Capital Growth, Value, Balanced and Star Advisers Funds outweighs the disadvantages, if any, which might result from these practices.

     Certain officers and employees of Draycott have responsibility for portfolio management for other clients (including affiliates of Draycott), some of which may invest in securities in which the International Equity Fund also may invest. When the Fund and other clients desire to purchase or sell the same security at or about the same time, purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Fund. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of the trustees that the desirability of retaining Draycott as subadviser to the Fund outweighs the disadvantages, if any, which might result from such procedure.

     In addition to managing a segment of the Star Advisers Fund's portfolio, Berger serves as investment adviser or subadviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Berger may effect purchases and sales of the same investment securities for the Fund, and for one or more other investment accounts. In such cases, it will be the practice of Berger to allocate the purchase and sale transactions among the Fund and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Fund and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the Fund and each account, the size of investment commitments generally held by the Fund and each account, and the opinions of the persons at Berger responsible for selecting investments for the Fund and the accounts. It is the opinion of the trustees that the desirability of retaining Berger as a subadviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

     The segment of the Star Advisers Fund managed by Founders and one or more of the other mutual funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for the segment of the Fund advised by Founders and other funds or clients advised by Founders arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Fund. However, the ability of the Fund to participate in volume transactions may possibly produce better executions for the Fund in some cases. It is the opinion of the trustees that the desirability of retaining Founders as a subadviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

     Janus Capital performs investment advisory services for other mutual funds, individual, charitable, corporate and retirement accounts (the "private accounts"), as well as for a segment of the portfolio of the Fund. Although the overall investment objective of the Fund may differ from the objectives of the private accounts and other funds served by Janus Capital, there may be securities that are suitable for the portfolio of the Fund as well as for one or more of the other funds or the private accounts. Therefore, purchases and sales of the same investment securities may be recommended for the Fund and for one or more of the other funds or private accounts. To the extent that the Fund and one or more of the other funds or private accounts seek to acquire or sell the same security at the same time, either the price obtained by the Fund or the amount of securities that may be purchased or sold by the Fund at one time may be adversely affected. In such cases, the purchase and sale transactions are allocated among the Fund, the other funds and the private accounts in a manner believed by the management of Janus Capital to be equitable to each. It is the opinion of the trustees that the desirability of retaining Janus Capital as a subadviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

     Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which the Growth Opportunities Fund also may invest. When the Fund and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Fund. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of the trustees of the Fund that the desirability of retaining Westpeak as subadviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

     Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with each Fund, New England Funds, L.P. serves as the general distributor of each class of shares of the Funds. Under these agreements, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

     New England Funds, L.P. is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the Prospectus.

     As described in the Prospectuses, each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the board of trustees, including a majority of the trustees who are not interested persons of the relevant Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

     Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written reports of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the relevant Trust shall be committed to the discretion of such disinterested persons.

     New England Funds, L.P. has entered into selling agreements with investment dealers, including New England Securities, an affiliate of New England Funds, L.P., for the sale of the Funds' shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934. New England Funds, L.P. may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEIC. NEIA may receive compensation from each Fund's adviser or subadviser with respect to sales of Class Y shares.

     The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the relevant Independent Trustees.

     The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and (ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

     With the exception of New England Funds, L.P., New England Securities and their direct and indirect corporate parents (NEIC and The New England), no interested person of the Trusts nor any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement.

     Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

     New England Funds, L.P. controls the words "New England" in the names of the Trusts and the Funds and if it should cease to be the distributor, New England Funds Trust I, New England Funds Trust II or the affected Fund may be required to change their names and delete these words or letters. New England Funds, L.P. also acts as general distributor for New England Cash Management Trust and New England Tax Exempt Money Market Trust.

     During the year ended December 31, 1993, New England Funds, L.P. received commissions on the sale of the Class A shares of New England Funds Trust I aggregating $12,478,105, of which $1,428,524 was retained by New England Funds, L.P. During the years ended December 31, 1994 and 1995, New England Funds, L.P. received commissions on the sale of shares of New England Funds Trust I aggregating $9,569,312 and $_________, respectively, of which $8,290,120 and $_________, respectively, was allowed to other securities dealers and the balanced retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from New England Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust I.

     During the years ended December 31, 1993, 1994 and 1995, New England Funds, L.P. received commissions on the sale of the Class A shares of New England Funds Trust II aggregating $5,970,295, $2,071,744 and $_________, respectively, of which
$573,825, $1,780,651 and $_________, respectively, were
reallowed to other securities dealers and the balance retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from Back Bay Advisors or the Funds directly for providing certain administrative services relating to New England Funds Trust II.

     Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

     Independent Accountants. New England Funds Trust I's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. New England Funds Trust II's independent accountants are Coopers & Lybrand LLP, 1 Post Office Square, Boston, MA 02109. The independent accountants of each Trust conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual reports for the year ended December 31, 1995 and incorporated by reference into this statement, have been so included in reliance on the reports of each Trusts' independent accountants, given on the authority of such firms as experts in auditing and accounting.

Other Arrangements

     Prior to January 2, 1996 (_____, 1996 in the case of the Growth Fund), office space, facilities, equipment and certain other administrative services for the Funds in New England Funds Trust I (except the International Equity, Capital Growth and Star Advisers Funds) were furnished by New England Securities, an affiliate of New England Funds, L.P., under service agreements with CGM, Loomis Sayles or Back Bay Advisors. For the years ended December 31, 1994 and 1995, New England Securities received $2,261,375 and $________, respectively, from the Fund's advisers under these agreements. In the case of the Capital Growth Fund, New England Funds, L.P. provided similar services under a service agreement with Loomis Sayles. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $278,333 and $_______, respectively, from Loomis Sayles under this agreement. In the case of the Star Advisers Fund, New England Funds, L.P. provided similar services under a service agreement with NEIC. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $269,302 and $______, respectively, from NEIC under this agreement. In the case of the International Equity Fund, New England Funds, L.P. provided similar services prior to December 29, 1995 under an administrative services agreement with the Fund under which the International Equity Fund paid a fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares and 0.05% of such assets attributable to the Fund's Class Y shares. For the fiscal years ended December 31, 1994 and 1995, New England Funds, L.P. received $167,715 and $_______, respectively, from the International Equity Fund for these services. Class C shares did not commence operations until January 3, 1995.

     Prior to January 2, 1996, New England Funds, L.P. provided similar services for the Growth Opportunities, Limited Term U.S. Government, Massachusetts and High Income Funds under an agreement with Back Bay Advisors. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $676,787 and $______, respectively, from Back Bay Advisors under this agreement. In the case of the Adjustable Rate Fund, New England Funds, L.P. provided similar services under an Administrative Services Agreement with the Fund, under which the Fund paid a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $382,335 and $______, respectively, from the Adjustable Rate Fund for these services. In the case of the California and New York Funds, New England Funds, L.P. provided similar services under Administrative Services Agreements with the Funds under which the Funds paid a fee at the rate of 0.125% of each Fund's average daily net assets. For the year ended December 31, 1994, New England Funds, L.P. waived its fees of $49,097 and $25,557 for these services for the California and New York Funds, respectively, and for the year ended December 31, 1995, New England Funds, L.P. [waived its] [received] fees of $______ and $______ for these services from the California and New York Funds, respectively. Since _______, 1996, New England Funds, L.P. has provided similar services for the Growth Fund under an administrative services agreement with CGM.

     Pursuant to a contract between the Funds and New England Funds, L.P., New England Funds, L.P. acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay per-account fees to New England Funds, L.P. for these services in the amount of $____ for the Balanced Fund, Growth Fund, Capital Growth Fund, Value Fund, International Equity Fund, Star Advisers Fund, Growth Opportunities Fund and Strategic Income Fund; and $____ for the High Income Fund, Massachusetts Tax Free Income Fund, Limited Term U.S. Government Fund, Adjustable Rate Fund, Intermediate Term Tax Free Fund of California, Intermediate Term Tax Free Fund of New York, Bond Income Fund, Municipal Income Fund and Government Securities Fund. New England Funds, L.P. has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS") transaction processing, mail and other services. For these services, New England Funds, L.P. pays BFDS a per account fee of $____ for the Intermediate Term Tax Free Fund of California, Intermediate Term Tax Free Fund of New York, Bond Income Fund, Municipal Income Fund, Adjustable Rate Fund, Government Securities Fund and Strategic Income Fund; $____ for Massachusetts Tax Free Income Fund, High Income Fund and Limited Term U.S. Government Fund; $____ for International Equity Fund, Capital Growth Fund, Balanced Fund, Value Fund, Growth Fund and Star Advisers Fund; and $____ for the Growth Opportunities Fund.

     In addition, during the fiscal year ended 1995, New England Funds, L.P. received legal and accounting services fees paid by the Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund and Star Advisers Funds in the amounts of $______, $______, $______, $______, $______, $______,
$______, $______ and $______, respectively.

              PORTFOLIO TRANSACTIONS AND BROKERAGE

     All Funds (except segments of the Star Advisers Fund advised by Berger and Janus Capital). In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors, CGM, Draycott, Founders, Westpeak and Loomis Sayles always seek the best price and execution. Some of each Fund's portfolio transactions are placed with brokers and dealers who provide Back Bay Advisors, CGM, Draycott, Founders, Westpeak or Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Back Bay Advisors, CGM, Draycott, Founders, Westpeak or Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors, CGM, Draycott, Founders, Westpeak or Loomis Sayles. The services may also be used by Back Bay Advisors, CGM, Draycott, Founders, Westpeak or Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

     In placing orders for the purchase and sale of equity securities, each Fund's adviser or subadviser selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. No Fund will pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

     Star Advisers Fund (segment advised by Berger). Berger places portfolio transactions for its segment of the Star Advisers Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, Berger may place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission then being charged by another broker where such commission is the result of Berger having reasonably taken into account the quality and reliability of the brokerage services, including, without limitation, the availability and value of research services or execution services. Berger places portfolio brokerage business of its segment of the Star Advisers Fund with brokers who provide useful research services to Berger. Such research services typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that Berger may be apprised of current developments in the above-mentioned factors. The research services received from brokers are often helpful to Berger in performing its investment advisory responsibilities to its segment of the Star Advisers Fund, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of Berger advisory personnel to analyze and evaluate the securities in which its segment of the Star Advisers Fund invests. The research services obtained as a result of the Fund's brokerage business also will be useful to Berger in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger in rendering investment advice to its segment of the Star Advisers Fund. Although such research services may be deemed to be of value to Berger, they are not expected to decrease the expenses that Berger would otherwise incur in performing investment advisory services for its segment of the Star Advisers Fund nor will the subadvisory fees that are received by Berger from NEFM for providing services to the Fund be reduced as result of the availability of such research services from brokers.

     Star Advisers Fund (segment advised by Janus Capital). Decisions as to the assignment of portfolio business for the segment of the Star Advisers Fund's portfolio advised by Janus Capital and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable securities price) of all portfolio transactions. In placing portfolio transactions for its segment of the Star Advisers Fund's portfolio, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction, in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

     In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the securities being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writing, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

     Janus Capital may use research products and services in servicing other accounts in addition to the Star Advisers Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital may also consider sales of shares of mutual funds advised by Janus Capital by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase shares of such funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Star Advisers Fund. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

General

     Portfolio turnover is not a limiting factor with respect to investment decisions. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

     Subject to procedures adopted by the Board of Trustees of the Trusts, the Funds' brokerage transactions may be executed by brokers that are affiliated with NEIC or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

     The Bond Income, Government Securities and Municipal Income Funds and all the Funds of New England Funds Trust II may pay, [but during their three most recent fiscal years have not paid,] brokerage commissions to New England Securities for acting as the respective Fund's agent on purchases and sales of securities. SEC rules require that the commissions paid to New England Securities by a Fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The trustees of each Trust, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to New England Securities and will review these procedures periodically.

     Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts, such as New England Securities, may not serve as the Trusts' dealer in connection with such transactions.

     It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.


        DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES

     New England Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in
Section 18(f)(2) of the 1940 Act. The Trust has eleven separate portfolios. The Growth Fund currently offers one class of shares, the Municipal Income Fund currently offers two classes of shares, the Capital Growth, Strategic Income and Government Securities Funds and New England Star Worldwide Fund each currently offers three classes of shares and the Balanced, Value, International Equity, Star Advisers, Strategic Income and Bond Income Funds each currently offers four classes of shares. Until September 1986, the name of the Trust was "New England Life Government Securities Trust"; from September 1986 to April 1994, its name was "The New England Funds." Prior to January 5, 1996, the name of the Municipal Income Fund was "New England Tax Exempt Income Fund." The initial portfolio of the Trust (the Fund now called New England Government Securities Fund) commenced operations on September 16, 1985. The International Equity Fund commenced operations on May 22, 1992. The Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. The Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. The Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. New England Star Worldwide Fund was organized in 1995 and commenced operations on December 29, 1995. The remaining Funds in the Trust are successors to the following corporations which commenced operations in the years indicated:

               Corporation            Date of Commencement
      NEL Growth Fund, Inc.                   1968
      NEL Retirement Equity Fund,             1969
      Inc.*
      NEL Equity Fund, Inc.**                 1968
      NEL Income Fund, Inc.***                1973
      NEL Tax Exempt Bond Fund,               1976
      Inc.****

          *  Predecessor of the Value Fund
         **  Predecessor of the Balanced Fund
        ***  Predecessor of the Bond Income
             Fund
       ****  Predecessor of the Municipal
             Income Fund

     New England Funds Trust II is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single investment portfolio (now the Growth Opportunities Fund) until January 1989, when the Trust was reorganized as a "series" company as described in
Section 18(f)(2) of the 1940 Act. The Trust has eight separate portfolios. The High Income, Massachusetts, California and New York Funds each currently offers two classes of shares, the Adjustable Rate U.S. Government Fund and Growth Fund of Israel each currently offers three classes of shares and the Growth Opportunities and Limited Term U.S. Government Funds each currently offers four classes of shares. Until December 1988, the name of the Trust was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds"; from April 1992 until April 1994, its name was "TNE Funds Trust." The High Income Fund and the Massachusetts Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of the Trust in January 1989. The Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January 1989. The Adjustable Rate Fund was organized in 1991 and commenced operations on October 18 of that year. The California and New York Funds were organized in 1993 and commenced operations on April 23 of that year. Growth Fund of Israel was organized in 1995 and commenced operations on _________, 1996.

     The Declarations of Trust of New England Funds Trust I and New England Funds Trust II currently permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The shares of all the Funds (except as noted in the first two paragraphs of this section) are divided into four classes, Class A, Class B, Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectus. Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund [excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")] are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares.

     The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

     The Declarations of Trust also permit each Trust's trustees, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

     The Declarations of Trust provide for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the board of trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

     As summarized in the Prospectuses, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

     No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust,
(ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

     The Declarations of Trust further provide that the relevant board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust.

     Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                        HOW TO BUY SHARES

     The procedures for purchasing shares of the Funds are summarized in the Prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the fifth business day after the order is made.

     Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with New England Funds, L.P.

     New England Funds, L.P. may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by New England Funds, L.P. within five business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through New England Funds, L.P. or your investment dealer.

            NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

     The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for trading. The weekdays that the New York Stock Exchange is expected to be closed are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

     Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the New York Stock Exchange. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees.

     Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the Untied States on days and at times other than when the New York Stock Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

     The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by New England Funds, L.P. or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B, C or Y share of a Fund is the next-determined net asset value.

                      REDUCED SALES CHARGES

                       Class A Shares Only

     Special purchase plans are enumerated in the text of the Prospectus.

     Cumulative Purchase Discount. A Fund shareholder making an additional purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Buying Fund Shares -- Sales Charges" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of both Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund (other than the Growth
Fund), the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

     Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

     A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order at New England Funds, L.P., or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches New England Funds, L.P. within five business days.

     A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

     The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

     State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges.
Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

     Combining Purchases. Purchases of all series and classes of the Trusts by or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in either Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

     Combining with Other Series and Classes of the Trusts. A shareholder's total investment for purposes of the cumulative purchase discount and purchases under a Letter of Intent includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which includes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust [the "Money Market Funds"] unless such shares were purchased by exchanging shares of either of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.

     Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

     Clients of Advisers or Subadvisers. No sales charge or contingent deferred sales charge applies to investments of $100,000 or more in Class A shares of the Funds by (1) clients of an adviser or subadviser to the Funds; any director, officer or partner of a client of an adviser or subadviser to the Funds; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to the Funds if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to the Funds. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

     Offering to Employees of The New England and Associated Entities. There is no sales charge, CDSC or initial investment minimum related to investments in Class A shares of any Fund by any of the Trusts' investment advisers or subadvisers, New England Funds, L.P. or any other company affiliated with The New England; current and former directors and trustees of the Trusts; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of The New England or any other company affiliated with The New England.

     Eligible Governmental Authorities. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of any Fund (except the Star Advisers Fund) by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     Investment Advisory Accounts. Shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

     Certain Broker-Dealers and Financial Services Organizations. Shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or a Fund's subadviser out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

     Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

                      SHAREHOLDER SERVICES

Open Accounts

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P. may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

     The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)

     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $50 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling New England Funds, L.P. at 1-800-225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by New England Funds, L.P. upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts
(IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial and subsequent investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans, IRAs and Keogh plans and $50 for subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, 403(b) and certain other
retirement plans.   Income dividends and capital gain
distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.

     An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee
Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

     Certain retirement plans may also be eligible to purchase
Class Y shares.  See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)

     An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

     All shares under the Plan must be held in an open
(uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

     It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan.
Accordingly, the Funds and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege

     A shareholder may exchange the shares of any Fund (in the case of Class A shares of the Adjustable Rate and California and New York Funds, only if such shares have been held for at least six months) for shares of the same class of any other fund of the Trusts (subject to the investor eligibility requirements of the fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. When an exchange is made from the Class B shares of one Fund to the Class B shares of another Fund, the shares received in exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and the conversion date. If you own Class A and Class B shares, you may also elect to exchange your shares of any fund of the Trusts for shares of the same class of the Money Market Funds. Class C shares may also be exchanged for Class A shares of the Money Market Funds. On all exchanges of Class A shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC and, for Class B shares only, conversion to Class A shares. The aging resumes only when an exchange is made back into Class B shares of a fund of the Trusts. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds, L.P. at (800) 223-7124 or (2) a written exchange request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected.

The investment objectives of the funds in the Trusts and the Money Market Funds are as follows:

Stock Funds:

     New England Growth Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United
States economy.

     New England Capital Growth Fund seeks long-term growth of capital.

     New England Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     New England Balanced Fund seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

     New England Growth Opportunities Fund seeks opportunities for long-term growth of capital and income.

     New England International Equity Fund seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

     New England Star Advisers Fund seeks long-term growth of capital.

     New England Star Worldwide Fund seeks long-term growth of capital.

     Growth Fund of Israel seeks long-term growth of capital.

Bond Funds:

     New England Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

     New England Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

     New England Adjustable Rate U.S. Government Fund seeks a high level of current income consistent with low volatility of principal.

     New England Strategic Income Fund seeks high current income with a secondary objective of capital growth.

     New England Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk.
The Bond Income Fund invests primarily in corporate and U.S.
Government bonds.

     New England High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     New England Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from federal income tax but may be subject to the federal alternative minimum tax, and may engage in transactions in financial futures contracts and options on futures.

     New England Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's subadviser, believes is consistent with preservation of capital.

     New England Intermediate Term Tax Free Fund of California seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

     New England Intermediate Term Tax Free Fund of New York seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

Money Market Funds:

NEW ENGLAND CASH MANAGEMENT TRUST -

      Money Market Series -- maximum current income consistent with preservation of capital and liquidity.

      U.S. Government Series -- highest current income consistent with preservation of capital and liquidity.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.

     As of April 15, 1996, the net assets of the funds in the Trusts and the Money Market Funds totaled over $5 billion.

     An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

Automatic Exchange Plan (Class A, B and C Shares)

     As described in the Prospectus following the caption "Owning Fund Shares," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other funds in the Trusts. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan. Exchanges may be made in amounts of $500 or over ($1000 for spousal IRAs). The Service Options Form is available from New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.

                           REDEMPTIONS

     The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A shares and on purchases of Class B shares. For purposes of the CDSC, an exchange of shares from one Fund to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class B shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over five years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the five-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     To illustrate, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3% (the applicable rate in the second year after purchase).

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free (800) 225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 591/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 701/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not be exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

     The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 591/2 for shareholders who established custodial accounts prior to January
3, 1995.

     The CDSC may also by waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under
Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 701/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

     A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of New England Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

     The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's board of trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Trust at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although they reserve the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege (Class A shares only)

     The Prospectuses describe redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

                  STANDARD PERFORMANCE MEASURES

Calculations of Yield

     Each Fund (except the Growth, Value, Growth Opportunities, Star Advisers, International Equity and Capital Growth Funds) may advertise the yield of its Class A, Class B, Class C and Class Y shares. Yield for each class will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund.

     The Municipal Income Fund, the Massachusetts Fund and the California and New York Funds each may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of
(i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket.

     At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

     Calculation of Total Return. Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash.
The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund.

Performance Comparisons

     Yield and Total Return. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Class A, Class B and Class C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

     The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

     The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

     The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

     The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximate 1800 bonds.

     The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

     The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

     The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S.
Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

     The Consumer Price Index, published by the U.S. Bureau of
Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective.

     The Morgan Stanley Capital International Europe, Australia and Far East (Gross Domestic Product) Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

     The Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE [GDP] Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE
(GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

     The International Equity Fund may compare its performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

     From time to time, the Adjustable Rate Fund advertisements and other materials and communications may cite statistics to reflect the Fund's performance over time, utilizing comparisons to indexes including those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indexes include the one-, three-, five-, ten- and 30-year constant maturity Treasury rates, the three-month and 180-day Treasury bill rate, rates on longer-term Treasury certificates, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), the prime lending rate of one or several banks, or commercial paper rates. Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

     The current interest rate on many FNMA ARMs is set by reference to the 11th District Cost of Funds Index published monthly by the Federal Reserve. Since June 1987, the current interest rate on these ARMs, measured on a monthly basis, has been higher than the average yield of taxable money market funds represented by Donoghue's Taxable Money Fund Average and current rates on newly issued one year bank certificates of deposit.
The interest rates on other ARMs and the yield on the Adjustable Rate Fund's portfolio may be higher or lower than the interest rates on FNMA ARMs and there is also no assurance that historical yield relationships among different types of investments will continue.

     Advertising and promotional materials may refer to the maturity and duration of the Bond Funds. Maturity refers to the period of time before a bond or other debt instrument becomes due. Duration is a commonly used measure of the price responsiveness of a fixed-income security to an interest rate change (i.e., the change in price one can expect from a given change in yield).

     Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

     The Funds may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                Investments At 8% Rate of Return

       5 yrs.     10      15       20        25       30
       ------- -------  -------  -------  -------   -------
$  50    3,698    9,208  17,417   29,647    47,868   75,015
   75    5,548   13,812  26,126   44,471    71,802  112,522
  100    7,396   18,417  34,835   59,295    95,737  150,029
  150   11,095   27,625  52,252   88,942   143,605  225,044
  200   14,793   36,833  69,669  118,589   191,473  300,059
  500   36,983   92,083 174,173  296,474   478,683  750,148

                Investments At 10% Rate of Return

       5 yrs.     10       15       20       25        30
       ------- -------   ------- -------  -------   ---------
$  50    3,904   10,328   20,896   38,285   66,895    113,966
   75    5,856   15,491   31,344   57,427  100,342    170,949
  100    7,808   20,655   41,792   76,570  133,789    227,933
  150   11,712   30,983   62,689  114,855  200,684    341,899
  200   15,616   41,310   83,585  153,139  267,578    455,865
  500   39,041  103,276  208,962  382,848  668,945  1,139,663

     The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the New England Funds. For example, the Adjustable Rate Fund's advertising and sales literature may include the historical and current performance and total returns of bank certificates of deposits, bank and mutual fund money market accounts and other income investments; and the advertising and sales literature of any of the New England Funds, but particularly that of Growth Fund of Israel, New England Star Worldwide Fund and New England International Equity Fund, may discuss all of the above international developments, including but not limited to, international developments involving Europe, North and South America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the New England Funds or may have influenced past performance or may influence current or prospective performance of the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts and New England Funds, L.P., as distributor and transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

     New England Funds, L.P. will make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and New England Funds, L.P.'s selection including, but not limited to, the scores and categories in which New England Funds, L.P. excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom New England Funds, L.P. competed for the award, honor or citation.

     New England Funds, L.P. may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of New England Funds, L.P.

     Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P
500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

     The Funds may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

   INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

     As described in the Funds' Prospectuses, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund (other than "exempt-interest dividends" paid by the Municipal Income, Massachusetts, New York and California Funds, as described in the relevant Prospectuses) whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

     Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

     The International Equity Fund may be eligible to make and, if eligible, may make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by
Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions.
Also, under Section 63 of the Code, no deduction in respect of income taxes paid to foreign countries may be claimed by shareholders who do not itemize deductions on their federal income tax returns. The Fund will notify shareholders each year of the amount for dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries.

     Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     The International Fund may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. As a result, the Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders in or order to avoid any Fund-level tax.

     Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                      FINANCIAL STATEMENTS

     The financial statements of New England Funds Trust I and
New England Funds Trust II and the related reports of independent accountants included in their annual reports for the year ended December 31, 1995 are incorporated herein by reference.

                           APPENDIX A
                   DESCRIPTION OF BOND RATINGS


STANDARD & POOR'S CORPORATION

                               AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                               AA

Bonds rated AA also qualify as high quality debt obligations.
Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                A

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                               BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                        BB, B, CCC, CC, C

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                               CI

The rating CI is reserved for income bonds on which no interest is being paid.


                                D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                               Aaa
Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                               Aa
Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


                               Baa
Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

                               Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                               Caa
Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

                               Ca
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.  An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:  Those bonds in the Aa, A, Baa, Ba and B groups which
Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

                           APPENDIX B
         PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
Worth Magazine
WRKO

                           APPENDIX C
             ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in New England Funds' advertising and promotional literature to NEIC and its affiliates that perform advisory and subadvisory functions for New England Funds including, but not limited to: Back Bay Advisors, Harris
Associates L.P., Loomis Sayles, CGM and Westpeak.

     References may be included in New England Funds' advertising and promotional literature to NEIC affiliates that do not perform advisory or subadvisory functions for the Funds including, but not limited to, New England Investment Associates, L. P., Copley Real Estate Advisors, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management and Reich and Tang Mutual Funds Group.

     References to subadvisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds may be contained in New England Funds' advertising and promotional literature including, but not limited to, Berger, Draycott, Janus
Capital, Founders and Montgomery Asset Management, L.P.

     New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about the above entities:

  Specific and general investment emphasis, specialties, competencies, operations and functions

  Specific and general investment philosophies, strategies, processes and techniques

  Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

  The corporate histories, founding dates and names of founders of the entities

  Awards, honors and recognition given to the firms

  The names of those with ownership interest and the percentage of ownership

  Current capitalization, levels of profitability and other financial information

  Identification of portfolio managers, researchers, economists, principals and other staff members and employees

  The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

  Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

  Current and historical statistics about:

   -total dollar amount of assets managed

   -New England Funds' assets managed in total and by Fund

   -the growth of assets

   -asset types managed

   -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

   -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

 Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds, including, but not limited to, Star Advisers Fund portfolio manager Rodney L. Linafelter of Berger and Berger Funds who also serves as portfolio manager of the Berger 100 Fund; Star Advisers Fund portfolio manager Warren B. Lammert of Janus Capital and Janus Funds, who also serves as portfolio manager of Janus Mercury Fund, and New England Star Worldwide Fund (the "Star Worldwide Fund") portfolio manager Helen Young Hayes, also of Janus Capital and Janus Funds, who serves as portfolio manager of the Janus Worldwide Fund, IDEX II Series Fund - IDEX II Global Portfolio and Janus Aspen Series - Worldwide Growth Portfolio; Star Worldwide Fund portfolio managers Josephine S. Jimenez and Bryan L. Sudweeks of Montgomery Asset Management, L.P., who also serve as portfolio managers of Montgomery Emerging Markets Fund; Star Advisers Fund portfolio manager Edward F. Keely and Star Worldwide Fund portfolio manager Michael W. Gerding of Founders and Founders Funds, who also serve as portfolio manager of Founders Growth Fund and Founders Worldwide Growth Fund, respectively; and Star Advisers Fund portfolio managers Jeffrey C. Petherick and Mary Champagne of Loomis Sayles and Loomis Sayles Funds, who also serve as portfolio managers of the Loomis Sayles Small Cap Fund. Specific and general references may be made to the Loomis Sayles Funds, the Loomis Sayles Bond Fund and Daniel Fuss, who serves as portfolio manager of the Strategic Income Fund and the Loomis Sayles Bond Fund; and Star Worldwide Fund portfolio manager Robert J. Sanborn and Star Worldwide Fund and Growth Fund of Israel portfolio manager David G. Herro of Harris Associates L.P. and Oakmark Funds, who also serve as portfolio managers of The Oakmark Fund and The Oakmark International Fund, respectively. Any such references will indicate that New England Funds and other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managers by the Funds' advisers and subadvisers, including, but not limited to those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

     In addition, communications and materials developed by New
England Funds will make reference to the following information about NEIC and its affiliates:

     NEIC is the [fifth] largest publicly traded manager in the U.S. listed on the New York Stock Exchange. NEIC maintains over [$78] billion in assets under management. Clients serviced by NEIC and its affiliates, besides New England Funds, are wealthy individuals, major corporations and large institutions.

     Back Bay Advisors employs a conservative style of management emphasizing short and intermediate term securities to reduce volatility, adds value through careful continuous credit analysis and has expertise in government, corporate and tax-free municipal bonds and equity securities. Among its clients are Boston City Retirement System, Public Service Electric and Gas of New Jersey, Petrolite Corp. and General Mills.

     Draycott specializes in international stocks and tracks key world markets and economic trends from offices in London and Boston. Its investment approach is based on concentration on "blue chip" companies in stable, growing economies and is guided by independent, non-consensus thinking. It monitors country weightings with strict attention to risk control to promote long-term returns.

     CGM seeks to deliver exceptional growth for its clients through the selection of stocks with the potential to outperform the market and grow at a faster rate than the U.S. economy.
Among its approaches are pursuit of growth 50% above the S&P 500, prompt responses to changes in the market or economy and aggressive, highly concentrated portfolios.

     Loomis Sayles is one of the oldest and largest investment firms in the U.S. and has provided investment counseling to individuals and institutions since 1926. Characteristic of Loomis Sayles is that it has one of the largest staffs of research analysts in the industry, practices strict buy and sell disciplines and focuses on sound value in stock and bond selection. Among its clients are large corporations such as Chrysler, Mobil Oil and Revlon.

     Westpeak employs proprietary research and a disciplined stock selection process that seeks rigorously to control unnecessary risk. Its investment process is designed to evaluate when value and growth styles - two primary approaches to stock investing - hold potential for reward. Over seventy fundamental attributes are continuously analyzed by Westpeak's experienced analysts and sophisticated computer systems. The results are assessed against Wall Street's consensus thinking, in pursuit of returns in excess of appropriate benchmarks. The value/growth strategy is a unique blend of investment styles, seeking opportunities for increased return with reduced risk. Among the keys to Westpeak's investment process are continuous review of timely, accurate data on over 3600 companies, analysis of dozens of factors for excess return potential and identification of overvalued and undervalued stocks.

     Harris Associates L.P. is a Chicago-based investment management company with more than $7.6 billion in assets under management, comprised of the $4 billion Oakmark Fund Group and $3.6 billion in individual and institutional assets. Harris Associates L.P.'s investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities prices significantly below long-term value presents the best opportunity to achieve long-term growth of capital.

     On June 30, 1995, NEIC purchased the assets of Graystone Partners, L.P. ("Graystone"), a Chicago-based consulting firm focusing exclusively on working with the wealthiest families in the country. Founded in 1993, Graystone specializes in assisting high net worth families in developing asset allocation strategies, identifying appropriate portfolio managers and the monitoring of investment performance.

     References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans.
The information may include, but is not limited to:

  Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

  Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

  Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including but not limited to, statistics, detailed explanations or broad summaries of:

   -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans

   -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs

   -current and prospective ERISA regulation and requirements.

  Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

   -increased employee retention

   -reinforcement or creation of morale

   -deductibility of contributions for participants

   -deductibility of expenses for employers

   -tax deferred growth, including illustrations and charts

   -loan features and exchanges among accounts

   -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

  Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including but not limited to:

   -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

   -broad choice of investment options and competitive fees

   -plan sponsor and participant statements and notices

   -the plan prototype, summary descriptions and board resolutions

   -plan design and customized proposals

   -trusteeship, record keeping and administration

   -the services of State Street Bank, including but not limited to, trustee services and tax reporting

   -the services of DST and BFDS, including but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

   -the services of Trust Consultants Inc. (TCI), including but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

  Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

   -access to expertise on investments

   -assistance in interpreting past, present and future market trends and economic events

   -providing information to clients including participants during enrollment and on an ongoing basis after participation

   -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                        Registration Nos. 2-11101
                                                          811-242


                   NEW ENGLAND FUNDS TRUST II
                             PART C
                        OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  (a) Financial statements:  To be filed by amendment.

  (b) Exhibits:

          1. (a)Form of Second Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(D) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

                     (b)    Amendment No. 6 to Second Amended
              and Restated Agreement and Declaration of Trust of the Registrant will be filed by amendment.

                 2.  (a)    Amended and Restated By-Laws of the
              Registrant are incorporated herein by reference to
              Exhibit 2(B) to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

                     (b)    Amendment to the By-Laws of the
              Registrant is incorporated herein by reference to
              Exhibit 2(B) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

             3.  Not applicable.

             4. Form of share certificate for series of New England Funds Trust II is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

                 5.  (a)    Advisory Agreements between the
              Registrant and New England Funds Management, L.P.
              ("NEFM") relating to the following series of the Registrant, will be filed by amendment:

                 New England Growth Opportunities Fund
                 Growth Fund of Israel
                 New England Limited Term U.S. Government Fund New England Adjustable Rate U.S. Government
                  Fund
                 New England High Income Fund
                 New England Massachusetts Tax Free Income Fund New England Intermediate Term Tax Free Fund of
                  California
                 New England Intermediate Term Tax Free Fund of
                  New York

                     (b)    Sub-Advisory Agreements relating to
              the following series of the Registrant between NEFM and the subadvisers indicated in parentheses, will be filed by amendment:

                 New England Growth Opportunities Fund
                  (Westpeak Investment Advisors, L.P.
                  ("Westpeak"))
                 Growth Fund of Israel (Harris Associates L.P.
                  ("Harris"))
                 New England Limited Term U.S. Government Fund
                  (Back Bay Advisors, L.P. ("Back Bay
                  Advisors"))
                 New England Adjustable Rate U.S. Government
                  Fund (Back Bay Advisors)
                 New England High Income Fund (Back Bay
                  Advisors)
                 New England Massachusetts Tax Free Income Fund
                  (Back Bay Advisors)
                 New England Intermediate Term Tax Free Fund of
                  California (Back Bay Advisors)
                 New England Intermediate Term Tax Free Fund of
                  New York (Back Bay Advisors)

                 6.  (a)    Form of Distribution Agreement
              between the Registrant, on behalf of each of its series, and New England Funds, L.P. will be filed by amendment.

      7.  Not applicable.

                 8.  (a)    Letter Agreement between the
              Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Contract and the Transfer and Service Agency Agreement to New England Adjustable Rate U.S. Government Fund is incorporated herein by reference to Exhibit 8 (A) to Post-Effective Amendment No. 91 to this Registration Statement, filed on December 14, 1992.

                     (b)    Form of Letter Agreement between
              the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Contract and the Transfer Agency and Service Agreement to New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York is incorporated herein by reference to Exhibit 8(B) to Post-Effective Amendment No. 91 to this Registration Statement, filed on December 14, 1992.

                     (c)    Form of  Letter Agreement between
              the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Contract and the Transfer Agency and Service Agreement to Growth Fund of Israel is incorporated herein by reference to Post-Effective Amendment No. 100 to this Registration Statement, filed on October 11, 1995.

                     (d)    Form of new Custodian Agreement
              between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 183 to this Registration Statement, filed on November 4, 1988.
                 9.  (a)    Form of Service Agreement between
              Back Bay Advisors and the Distributor is incorporated herein by reference to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

                     (b)    Form of Transfer Agency Agreement
              between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

                     (c)    Form of Dealer Agreement of New
              England Funds, L.P., the Registrant's principal underwriter, is incorporated herein by reference to Post-Effective Amendment No. 88 to this Registration Statement, filed on August 2, 1991.

                     (d)    Organizational Expense
              Reimbursement Agreement between the Registrant, on behalf of its New England Adjustable Rate U.S. Government Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to this Registration Statement, filed on January 30, 1992.

                      (e)   Form of Organizational Expense
              Reimbursement Agreement between the Registrant, on behalf of its New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

                     (f)    Form of Organizational Expense
              Reimbursement Agreement between the Registrant, on behalf of its Growth Fund of Israel, and New England Funds, L.P. wil be filed by amendment.

                 10. (a)    Opinion and consent of counsel with
              respect to the Registrant's New England Growth Opportunities Fund, New England High Income Fund, New England Limited Term U.S. Government Fund, and New England Massachusetts Tax Free Income Fund is incorporated herein by reference to Post-Effective Amendment No. 84 to this Registration Statement, filed on January 3, 1989.

                     (b)    Opinion and consent of counsel with
              respect to the Registrant's New England Adjustable Rate U.S. Government Fund is incorporated by reference to Post-Effective Amendment No. 88 to this Registration Statement, filed on August 2, 1991.

                     (c)    Opinions and consents of counsel
              with respect to the Registrant's New England
              Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York are incorporated herein by reference to Post-Effective Amendment No. 92 to this Registration Statement, filed on March 2, 1993.

                     (d)    Opinion and consent of counsel with
              respect to offering multiple classes of shares for all series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to this Registration Statement, filed on December 2, 1993.

                     (e)    Opinion and consent of counsel with
              respect to the Registrant's Rule 24e-2 Notice is incorporated herein by reference to Exhibit 10(E) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

                     (f)    Opinion and consent of counsel with
              respect to the Registrant's Growth Fund of Israel will be filed by amendment.

      11. Consent of Coopers & Lybrand LLP will be filed by amendment.

      12. Not applicable.

      13. Not applicable.

      14. Model Retirement Plans.

                     (a)    Keogh Plan is incorporated herein
              by reference to Exhibit 14(a) to Post-Effective
              Amendment No. 78 to this Registration Statement, filed on August 1, 1985.

                     (b)    IRA Plan is incorporated herein by
              reference to Exhibit 14(b) to Post-Effective
              Amendment No. 78 to this Registration Statement, filed on August 1, 1985.

                 15. (a)    Forms of Rule 12b-1 Plans relating
              to Class A shares of the Registrant's New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California, New England Intermediate Term Tax Free Fund of New York, New England High Income Fund, New England Growth Opportunities Fund, New England Limited Term U.S. Government Fund and New England Adjustable Rate U.S. Government Fund are incorporated herein by reference to Post-Effective Amendment No. 93 to this Registration Statement, filed on June 25, 1993.

                     (b)    Form of Rule 12b-1 Plan relating to
              the Class B shares of each series of the Registrant will be filed by amendment.

                     (c)    Rule 12b-1 Plan relating to the
              Class C shares of New England Limited Term U.S. Government Fund is incorporated herein reference to Exhibit 15 (C) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

                      (d)   Form of Rule 12b-1 Plan relating to
              Class C shares of New England Growth Opportunities Fund is incorporated herein by reference to
              Exhibit 15 (D) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

                      (e)   Forms of Rule 12b-1 Plans relating
              to the Class A and Class C shares of Growth Fund of Israel are incorporated herein by reference to Post-Effective Amendment No. 100 to this Registration Statement, filed on October 11, 1995.

             16. Schedule for computation of performance quotations is incorporated herein by reference to
          Exhibit 16 to Post-Effective Amendment No. 83 to this
          Registration Statement, filed on November 4, 1988.

             17. Financial Data Schedule will be filed by amendment.

             18. Plan adopted pursuant to Rule 18f-3 under the 1940 Act is incorporated herein by reference to
          Exhibit 18 to Post-Effective Amendment No. 99 to this
          Registration Statement, filed on May 1, 1995.

             19. Powers of Attorney designating Edward A.
          Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Kenneth J. Cowan, Peter S. Voss, Henry L.P. Schmelzer, Graham T. Allison Jr., James H. Scott, Pendleton P. White, John
          A. Shane and Sandra O. Moose are incorporated herein by reference to Post-Effective Amendment No. 100 to this Registration Statement, filed on October 11, 1995.

Item 25.  Persons Controlled by or under Common Control with
Registrant

         None.

Item 26.  Number of Holders of Securities

      The following table sets forth the number of record holders of each class of securities of the Registrant as of January 31, 1996.

    Title of Series              Number of Record Holders

                      Class A  Class B  Class C      Class Y

New England Adjustable Rate4,126    231      ---        1
  U.S. Government Fund

New England Growth        8,729   3,393      215        1
  Opportunities Fund

New England Limited Term U.S.16,0011,301     136        3
  Government Fund

New England High          2,335     716      ---      ---
  Income Fund


New England Massachusetts Tax5,352  283      ---      ---
  Free Income Fund

New England Intermediate Term597    135      ---      ---
  Tax Free Fund of California

New England Intermediate Term575     96      ---      ---
  Tax Free Fund of New York

Growth Fund of Israel       ---     ---      ---      ---

Item 27.  Indemnification

      See Article 4 of the Trust's Amended and Restated By-Laws, filed as Exhibit 2(B) to Post-Effective Amendment No. 83 to Registration Statement, filed on November 4, 1988, which is incorporated herein by reference.

      In addition, New England Mutual Life Insurance Company
      ("The New England"), the parent company of the Registrant's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustees and officers of the Registrant are named insured.

Item 28.  Business and Other Connections of Investment Adviser

             (a) Back Bay Advisors, the subadviser of the Registrant's New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California, New England Intermediate Term Tax Free Fund of New York, New England High Income Fund, New England Limited Term U.S. Government Fund and New England Adjustable Rate U.S. Government Fund, is a registered investment adviser that is wholly owned by New England Investment Companies, L.P. ("NEIC"), a New York Stock Exchange listed company. Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors' general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office withName and Address of    Nature of
Back Bay Advisors Other Affiliations       Connection
 Back Bay           None                None
Advisors, Inc.
General Partner

Charles T.          NEF Corporation     Director
Wallis,             399 Boylston
President and       Street
Chief Executive     Boston, MA  02116
Officer

                    Back Bay            President, CEO
                    Advisors, Inc.      and Director
                    399 Boylston
                    Street
                    Boston, MA 02116

Charles G.          None                None
Glueck,
Senior Vice
President

Scott A.            Chicago Board of    Senior Vice
Millimet,           Trade*              President and
Executive Vice      141 West Jackson    Manager of
President           Boulevard           Carroll,
                    Chicago, IL 60604   McEntee &
                                        McGinley

Edgar M. Reed,      Aetna Capital       Head of Fixed
Executive Vice      Management*         Income
President and       151 Farmington      Management
Chief Investment    Avenue              Group
Officer             Hartford, CT
                    06156

Catherine           None                None
Bunting,
Senior Vice
President

J. Scott            None                None
Nicholson,
Senior Vice
President

Nathan R.           None                None
Wentworth,
Vice President

Paul Zamagni,       None                None
Vice President
and Treasurer

Peter Hanson,       NEIC                Counsel and
Secretary and                           Senior Vice
Clerk                                   President,
                                        Assistant
                                        Secretary and
                                        Assistant Clerk

                    Draycott            Assistant
                    Partners, Ltd.*     Secretary and
                    ("Draycott")        Assistant Clerk
                    8 City Road
                    London EC2Y 1HE,
                    England

Harold B.           None                None
Bjornson,
Vice President

Peter Palfrey,      None                None
Vice President

Eric Gutterson,     None                None
Vice President


  (b) New England Funds Management, L.P. ("NEFM"), a registered investment adviser that is wholly owned by NEIC, serves as investment adviser to each of the series of the Registrant. NEFM, organized in 1995, also serves as investment adviser to most of the series of New England Funds Trust I and to New England Equity Income Fund. NEFM's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office Name and Address of     Nature of
with NEFM        Other Affiliations     Connection

NEF               New England        General
Corporation       Funds, L.P.        Partner
General           399 Boylston
Partner           Street
                  Boston, MA
                  02116

Henry L.P.        New England        President and
Schmelzer,        Funds, L.P.        Chief
President and                        Executive
Chief                                Officer
Executive
Officer

                  NEF                President,
                  Corporation        Chief
                                     Executive
                                     Officer and
                                     Director

                  Back Bay           Director
                  Advisors, Inc.

                  New England        Director
                  Securities
                  Corporation*
                  399 Boylston
                  Street
                  Boston, MA
                  02116

Frank Nesvet,     New England          Senior Vice
Senior Vice       Funds, L.P.         President and
President,                                Chief
Chief                                   Financial
Financial                                Officer
Officer and
Treasurer

                  NEF                Senior Vice
                  Corporation        President,
                                     Chief
                                     Financial
                                     Officer
                                      and Treasurer

Robert P.         NEF                Senior Vice
Connolly,         Corporation        President,
Senior Vice                          General
President,                           Counsel,
General                              Secretary and
Counsel,                             Clerk
Assistant
Secretary and
Clerk

                  New England        Senior Vice
                  Funds, L.P.        President,
                                     General
                                     Counsel,
                                     Secretary and
                                     Clerk

                  Kroll              Managing
                  Associates,        Director and
                  Inc.*              General
                  900 3rd Avenue     Counsel
                  New York, NY
                  10022

Bruce R.          NEF                Executive Vice
Speca,            Corporation        President
Executive Vice
President

                  New England        Executive Vice
                  Funds, L.P.        President

Peter H.          NEF                Vice President
Duffy,            Corporation
Vice President                       Vice President
                  New England
                  Funds, L.P.

Martin G.         NEF                Vice President
Dyer,             Corporation
Vice President

                  New England        Vice President
                  Funds, L.P.

Ralph M.          NEF                Vice President
Greggs,           Corporation
Vice President                       Vice President
                  New England
                  Funds, L.P.



Beatriz A.        NEF                Assistant
Pina,             Corporation        Comptroller
Assistant
Controller        New England        Assistant
                  Funds, L.P.        Comptroller

Sheila M.         NEF                Vice
Barry,            Corporation        President,
Vice                                 Senior
President,                           Counsel,
Secretary and                        Assistant
Assistant                            Secretary and
Clerk                                Assistant
                                     Clerk

                  New England        Vice
                  Funds, L.P.        President,
                                     Senior
                                     Counsel,
                                     Assistant
                                     Secretary and
                                     Assistant
                                     Clerk

          (c) Westpeak serves as subadviser to the Registrant's New England Growth Opportunities Fund and is wholly owned by NEIC. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients. Westpeak's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):



Westpeak          None                None
Investment
Advisors, Inc.
General Partner

Gerald H.         None                None
Scriver,
President, Chief
Executive Officer
and Chief
Investment
Officer

Edward N.         NEIC                Executive Vice
Wadsworth,                            President, Clerk,
Clerk, Secretary,                     Secretary and
Chief Legal                           General Counsel
Officer

                  NEIC Inc.           Executive Vice
                                      President, Clerk,
                                      Secretary and
                                      General Counsel

                  Marlborough         Assistant Clerk
                  Capital Advisors,
                  Inc.
                  399 Boylston
                  Street
                  Boston, MA  02116

                  New England         Secretary
                  Investment
                  Associates, Inc.
                  ("NEIA")
                  399 Boylston
                  Street
                  Boston, MA  02116

                  Draycott*           General Counsel,
                                      Clerk and
                                      Secretary

Robert A. Franz,  None                None
Senior Vice
President

Philip J. Cooper, None                None
Vice President
Portfolio
Management

Beverly J.        The New England     Attorney and
DeWitt,                               Assistant
Assistant                             Secretary
Secretary and
Assistant Clerk

                  TNE Advisers, Inc.  Chief Legal
                  501 Boylston        Officer, Secretary
                  Street              and Clerk
                  Boston, MA 02117

          (d) Harris serves as subadviser to the Registrant's Growth Fund of Israel. Harris, which is wholly owned by NEIC, serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and
          commodity pool operator.   Harris's general partner,
          directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


Name and Office withName and Address of  Nature of
     Harris          Other Affiliations  Connection

Harris Associates     Harris          General
Inc.,                 Associates      Partner
General Partner       Securities,
                      L.P.
                      Two North
                      LaSalle
                      Street
                      Chicago, IL
                      60602

Victor S.             None            None
Morgenstern,
President and
Chief Executive
Officer

Donald Terao,         None            None
Chief Financial
Officer,
Treasurer and
Secretary

Robert M. Levy,       None            None
Vice President

Roxanne M.            None            None
Martino,
Vice President

Anita Nagler,         None            None
Vice President

Item 29. Principal Underwriter

      (a)New England Funds, L.P., the Registrant's principal underwriter, also serves as principal underwriter for:

      New England Funds Trust I
      New England Funds Trust III
      New England Tax Exempt Money Market Trust
      New England Cash Management Trust

      (b)The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their address are as follows:




                     Positions and Offices  Positions and Offices
     Name          with Principal Underwriter  with Registrant

NEF Corporation     General Partner      None

Henry L.P.          President and        President
Schmelzer           Chief Executive      and
                    Officer              Trustee

J. Steven Neamtz    Executive Vice       Executive
                    President            Vice
                                         President

Bruce R. Speca      Executive Vice       Executive
                    President            Vice
                                         President

Robert P.           Senior Vice          Secretary
Connolly            President, General
                    Counsel, Secretary
                    and Clerk

Frank Nesvet        Senior Vice          Treasurer
                    President and
                    Chief Financial
                    Officer

Manish Agrawal      Vice President       None

Elizabeth Burns     Vice President       None

Sheila M. Barry     Vice President,      Assistant
                    Senior Counsel,      Secretary
                    Assistant
                    Secretary and
                    Assistant Clerk

James H. Davis      Vice President       None

Peter H. Duffy      Vice President       None

Martin G. Dyer      Vice President       None

Tracy Fagan         Vice President       None

William H.          Vice President       None
Finnegan

Raymond K.          Vice President       None
Girouard            Treasurer and
                    Controller

Ralph M. Greggs     Vice President       None

Lynne H. Johnson    Vice President       None

Caren I. Leedom
                    Vice President       None

Marie G.            Vice President       None
McKenzie

Bernard M.          Vice President       None
Shavelson

Christine L.        Vice President       Vice
Swanson                                  President

Kristine E.         Vice President       Vice
Swanson                                  President

Beatriz A. Pina     Assistant            None
                    Comptroller

      The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

  (c) Not applicable.

Item 30.  Location of Accounts and Records

  The following companies maintain possession of the documents required by the specified rules:

  (a) Registrant
      Rule 31a-1(b)(4)
      Rule 31a-2(d)

  (b) State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110
      Rule 31a-1(a)
      Rule 31a(b)(1), (2), (3), (5), (6), (7), (8)
      Rule 31a-2(d)

          (c)(i) For series of the Registrant managed by Back
          Bay Advisors:

          New England Funds Management, L.P.
          399 Boylston Street
          Boston, Massachusetts  02116
          Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);  Rule 31a-
1(f)
          Rule 31a-2(d), (e)


          Back Bay Advisors, L.P.
          New England Funds Management L.P.
          399 Boylston Street
          Boston, Massachusetts 02116
          Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
          Rule 31a-2(d); and 31a-2(e)

      (ii)    For New England Growth Opportunities Fund:

          New England Funds Management, L.P.
          399 Boylston Street
          Boston, Massachusetts  02116
          Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);  Rule 31a-
1(f)
          Rule 31a-2(d), (e)

          Westpeak Investment Advisors, L.P.
          1011 Walnut Street
          Boulder, Colorado 80302
          Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
          Rule 31a-2(d), 31a-2(e)

       (iii)  For Growth Fund of Israel:

          New England Funds Management, L.P.
          399 Boylston Street
          Boston, Massachusetts  02116
          Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);  Rule 31a-
1(f)
          Rule 31a-2(d), (e)
          Harris Associates L.P.
          Two North LaSalle Street
          Chicago, Illinois  60602
          Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f); Rule 31a-
2(d), (e)

      (d) New England Funds, L.P.
          399 Boylston Street
          Boston, Massachusetts 02116
          Rule 31a-1(d)
          Rule 31a-2(c)


Item 31.  Management Services

      None.

Item 32.  Undertakings

  The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                   NEW ENGLAND FUNDS TRUST II

                           SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 102 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 15th day of February, 1996.




                      New England Funds Trust II


                      By: PETER S. VOSS*
                         Peter S. Voss
                         Chief Executive Officer




                      *By:  ROBERT P. CONNOLLY
                         Robert P. Connolly
                         Attorney-in-fact




     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature

 PETER S. VOSS*
 Peter S. Voss        Chairman of the Board;  February 15, 1996
                      Chief Executive
                      Officer;
                      Principal Executive
                      Officer;
                      Trustee

 FRANK NESVET
 Frank Nesvet         Treasurer               February 15, 1996

 HENRY L.P.
 SCHMELZER*           Trustee and President   February 15, 1996
 Henry L.P. Schmelzer

 GRAHAM T. ALLISON
 JR.*                 Trustee                 February 15, 1996
 Graham T. Allison
 Jr.

 KENNETH J. COWAN*
 Kenneth J. Cowan     Trustee                 February 15, 1996

 SANDRA O. MOOSE*
 Sandra O. Moose      Trustee                 February 15, 1996

 JOHN A. SHANE*
 John A. Shane        Trustee                 February 15, 1996

 JAMES H. SCOTT*
 James H.  Scott      Trustee                 February 15, 1996

 PENDLETON P. WHITE*
 Pendleton P. White   Trustee                 February 15, 1996



                          *By:  ROBERT P. CONNOLLY
                              Robert P. Connolly
                              Attorney-In-Fact
                              February 15, 1996